UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: February 28, 2005

                   Date of reporting period: November 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 35.43%

AGRICULTURAL PRODUCTION CROPS - 0.02%
             223   ALICO INCORPORATED                                                                               $     10,216
             409   CHIQUITA BRANDS INTERNATIONAL INCORPORATED<<                                                            8,507

                                                                                                                          18,723
                                                                                                                    ------------
AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL SPECIALIZED - 0.01%
               6   SEABOARD CORPORATION                                                                                   10,320
                                                                                                                    ------------
AMUSEMENT & RECREATION SERVICES - 0.06%
             331   HARRAH'S ENTERTAINMENT INCORPORATED                                                                    22,538
             649   INTERNATIONAL GAME TECHNOLOGY                                                                          19,048
             376   PENN NATIONAL GAMING INCORPORATED+                                                                     12,472

                                                                                                                          54,058
                                                                                                                    ------------
APPAREL & ACCESSORY STORES - 0.15%
             242   ABERCROMBIE & FITCH COMPANY CLASS A                                                                    14,839
             322   AEROPOSTALE INCORPORATED+<<                                                                             8,008
             444   CHICO'S FAS INCORPORATED+                                                                              19,585
              36   CHRISTOPHER & BANKS CORPORATION                                                                           543
           1,196   GAP INCORPORATED                                                                                       20,786
             534   KOHL'S CORPORATION+                                                                                    24,564
             851   LIMITED BRANDS                                                                                         18,935
             312   NORDSTROM INCORPORATED                                                                                 11,507
             469   ROSS STORES INCORPORATED                                                                               12,898

                                                                                                                         131,665
                                                                                                                    ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
           2,409   BENETTON GROUP SPA ADR                                                                                 53,600
             403   LIZ CLAIBORNE INCORPORATED                                                                             14,057
              82   PHILLIPS-VAN HEUSEN CORPORATION                                                                         2,779
             820   QUIKSILVER INCORPORATED+                                                                               10,069
             524   WARNACO GROUP INCORPORATED+                                                                            12,875

                                                                                                                          93,380
                                                                                                                    ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
              65   AUTOZONE INCORPORATED+                                                                                  5,789
             236   CARMAX INCORPORATED+<<                                                                                  6,471
             241   COPART INCORPORATED+                                                                                    6,068
             195   UNITED AUTO GROUP INCORPORATED                                                                          6,946

                                                                                                                          25,274
                                                                                                                    ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
             234   RYDER SYSTEM INCORPORATED                                                                               9,929
                                                                                                                    ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.18%
             234   BEAZER HOMES USA INCORPORATED                                                                          16,373
             274   CENTEX CORPORATION<<                                                                                   19,687
             580   D.R. HORTON INCORPORATED                                                                               20,555
             164   KB HOME                                                                                                11,442
             254   LENNAR CORPORATION CLASS A                                                                             14,651
           2,140   VIVENDI UNIVERSAL SA ADR                                                                               61,953
             243   WCI COMMUNITIES INCORPORATED+<<                                                                         6,240

                                                                                                                         150,901
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.29%
             192   CENTRAL GARDEN & PET COMPANY+                                                                    $      8,452
             354   FASTENAL COMPANY                                                                                       14,054
           3,332   HOME DEPOT INCORPORATED                                                                               139,211
           1,193   LOWE'S COMPANIES INCORPORATED                                                                          80,504
             128   SHERWIN-WILLIAMS COMPANY                                                                                5,611

                                                                                                                         247,832
                                                                                                                    ------------
BUSINESS SERVICES - 2.14%
             362   AARON RENTS INCORPORATED                                                                                7,519
             904   ADOBE SYSTEMS INCORPORATED+<<                                                                          29,479
             267   ADVO INCORPORATED                                                                                       7,286
             300   AKAMAI TECHNOLOGIES INCORPORATED+                                                                       5,988
             319   ANSYS INCORPORATED+                                                                                    13,404
             107   ARBITRON INCORPORATED                                                                                   4,130
             527   AUTODESK INCORPORATED+                                                                                 21,986
             723   AUTOMATIC DATA PROCESSING INCORPORATED                                                                 33,981
             116   AVOCENT CORPORATION+                                                                                    3,403
             876   BEA SYSTEMS INCORPORATED+                                                                               7,683
             834   BISYS GROUP INCORPORATED+<<                                                                            11,176
              56   BLUE COAT SYSTEMS INCORPORATED+                                                                         2,536
             555   BMC SOFTWARE INCORPORATED+                                                                             11,372
              62   CACI INTERNATIONAL INCORPORATED CLASS A+                                                                3,432
             765   CADENCE DESIGN SYSTEMS INCORPORATED+                                                                   13,112
             271   CATALINA MARKETING CORPORATION                                                                          7,173
           1,874   CENDANT CORPORATION                                                                                    33,301
              72   CERNER CORPORATION+<<                                                                                   6,941
             273   CERTEGY INCORPORATED                                                                                   10,977
             154   CHECKFREE CORPORATION+                                                                                  7,215
             372   CITRIX SYSTEMS INCORPORATED+                                                                           10,096
             441   CNET NETWORKS INCORPORATED+<<                                                                           6,611
             187   COGNEX CORPORATION                                                                                      5,786
             312   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    15,160
             848   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                         24,176
             343   COMPUTER SCIENCES CORPORATION+                                                                         17,229
           1,339   COMPUWARE CORPORATION+                                                                                 12,359
             139   COSTAR GROUP INCORPORATED+                                                                              6,525
              88   CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                               2,112
             256   DELUXE CORPORATION                                                                                      8,302
           1,728   EBAY INCORPORATED+                                                                                     77,432
             536   ELECTRONIC ARTS INCORPORATED+<<                                                                        30,209
             994   ELECTRONIC DATA SYSTEMS CORPORATION                                                                    22,912
             189   ELECTRONICS FOR IMAGING INCORPORATED+                                                                   5,279
             403   EQUIFAX INCORPORATED                                                                                   15,435
              98   F5 NETWORKS INCORPORATED+<<                                                                             5,177
              47   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                   1,820
             187   FILENET CORPORATION+                                                                                    5,038
           1,240   FIRST DATA CORPORATION                                                                                 53,655
             424   FISERV INCORPORATED+                                                                                   19,296
             116   GEVITY HR INCORPORATED<<                                                                                3,286
             268   GOOGLE INCORPORATED CLASS A+                                                                          108,537
              23   HYPERION SOLUTIONS CORPORATION+                                                                         1,218
              15   IDX SYSTEMS CORPORATION+                                                                                  655
             540   IMS HEALTH INCORPORATED                                                                                13,203
             105   INFOSPACE INCORPORATED+                                                                                 2,768
              88   INTERGRAPH CORPORATION+                                                                                 4,226
             291   INTERNET CAPITAL GROUP INCORPORATED+                                                                    2,415
             153   INTERNET SECURITY SYSTEMS+<<                                                                            3,498
             947   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                          8,826
             333   INTUIT INCORPORATED+                                                                                   17,839
             128   IPAYMENT INCORPORATED+<<                                                                                5,123
           1,000   JUNIPER NETWORKS INCORPORATED+<<                                                                       22,490
             228   KRONOS INCORPORATED+                                                                                   10,791

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUSINESS SERVICES (continued)
              83   MACROMEDIA INCORPORATED+                                                                         $      3,723
             636   MENTOR GRAPHICS CORPORATION+                                                                            5,699
             191   MERCURY INTERACTIVE CORPORATION+                                                                        5,310
          14,711   MICROSOFT CORPORATION                                                                                 407,642
             243   MONSTER WORLDWIDE INCORPORATED+                                                                         9,453
             862   MPS GROUP INCORPORATED+                                                                                10,835
             296   NCO GROUP INCORPORATED+                                                                                 5,103
             376   NCR CORPORATION+                                                                                       12,765
             959   NOVELL INCORPORATED+                                                                                    7,461
             265   OMNICOM GROUP INCORPORATED                                                                             22,408
           6,437   ORACLE CORPORATION+                                                                                    80,913
             170   PACKETEER INCORPORATED+                                                                                 1,564
             576   PEROT SYSTEMS CORPORATION CLASS A+<<                                                                    8,006
             408   RED HAT INCORPORATED+                                                                                   9,617
           4,179   RENTOKIL INITIAL PLC ADR                                                                               58,393
             683   REUTERS GROUP PLC ADR                                                                                  28,276
             397   ROBERT HALF INTERNATIONAL INCORPORATED                                                                 15,189
             390   RSA SECURITY INCORPORATED+<<                                                                            5,070
             635   S1 CORPORATION+                                                                                         2,788
               1   SAFENET INCORPORATED+                                                                                      36
           1,578   SAP AG ADR                                                                                             71,247
              82   SERENA SOFTWARE INCORPORATED+                                                                           1,922
           1,119   SIEBEL SYSTEMS INCORPORATED<<                                                                          11,749
             325   SOTHEBY'S HOLDINGS INCORPORATED+                                                                        6,185
           7,099   SUN MICROSYSTEMS INCORPORATED+                                                                         26,763
           2,050   SYMANTEC CORPORATION+                                                                                  36,224
             388   SYNOPSYS INCORPORATED+                                                                                  7,574
             414   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                             7,556
             143   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                    4,161
             995   UNISYS CORPORATION+                                                                                     6,119
             303   UNITED ONLINE INCORPORATED                                                                              4,275
             461   UNITED RENTALS INCORPORATED+<<                                                                          9,755
             118   VALUECLICK INCORPORATED+<<                                                                              2,228
             460   VERISIGN INCORPORATED+                                                                                 10,226
             517   VERITY INCORPORATED+                                                                                    6,814
             132   WEBEX COMMUNICATIONS INCORPORATED+                                                                      3,143
             236   WIND RIVER SYSTEMS INCORPORATED+                                                                        3,252
             841   WPP GROUP PLC ADR                                                                                      41,335
           1,901   YAHOO! INCORPORATED+                                                                                   76,477

                                                                                                                       1,828,834
                                                                                                                    ------------
CHEMICALS & ALLIED PRODUCTS - 3.35%
           2,363   ABBOTT LABORATORIES                                                                                    89,109
              81   ABGENIX INCORPORATED+                                                                                   1,111
             391   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  23,135
           2,177   AKZO NOBEL NV ADR                                                                                      97,203
             119   ALBERTO-CULVER COMPANY CLASS B                                                                          5,174
             626   ALKERMES INCORPORATED+<<                                                                               11,381
             187   ALPHARMA INCORPORATED CLASS A                                                                           4,941
           2,001   AMGEN INCORPORATED+                                                                                   161,941
           1,719   ASTRAZENECA PLC ADR                                                                                    79,160
             110   AVERY DENNISON CORPORATION                                                                              6,467
             748   AVON PRODUCTS INCORPORATED                                                                             20,458
             198   BARR PHARMACEUTICALS INCORPORATED+                                                                     11,355
             603   BIOGEN IDEC INCORPORATED+                                                                              25,814
           2,965   BRISTOL-MYERS SQUIBB COMPANY                                                                           64,014
             343   CAMBREX CORPORATION                                                                                     6,191
             102   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                  4,647
             840   CHEMTURA CORPORATION                                                                                   10,122
             165   CHIRON CORPORATION+                                                                                     7,309
             228   CLOROX COMPANY                                                                                         12,376
             697   COLGATE PALMOLIVE COMPANY                                                                              38,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           1,656   DOW CHEMICAL COMPANY                                                                             $     74,934
           1,601   E.I. DU PONT DE NEMOURS & COMPANY                                                                      68,443
             214   EASTMAN CHEMICAL COMPANY                                                                               11,841
             417   ECOLAB INCORPORATED                                                                                    13,874
           1,577   ELI LILLY & COMPANY                                                                                    79,638
              55   FMC CORPORATION+                                                                                        2,924
             604   FOREST LABORATORIES INCORPORATED+                                                                      23,598
             742   GENENTECH INCORPORATED+                                                                                70,950
             443   GENZYME CORPORATION+                                                                                   32,933
             185   GEORGIA GULF CORPORATION                                                                                5,154
             801   GILEAD SCIENCES INCORPORATED+                                                                          40,603
           2,447   GLAXOSMITHKLINE PLC ADR                                                                               121,298
             211   HOSPIRA INCORPORATED+                                                                                   9,316
              31   IDEXX LABORATORIES INCORPORATED+                                                                        2,218
             142   IMCLONE SYSTEMS INCORPORATED+<<                                                                         4,602
             295   IMMUCOR INCORPORATED+                                                                                   7,307
             310   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        10,087
             476   IVAX CORPORATION+                                                                                      14,261
             269   K-V PHARMACEUTICAL COMPANY CLASS A+                                                                     5,326
             497   KING PHARMACEUTICALS INCORPORATED+                                                                      7,818
             423   LYONDELL CHEMICAL COMPANY                                                                              10,757
             110   MARTEK BIOSCIENCES CORPORATION+<<                                                                       2,883
             305   MEDICINES COMPANY+<<                                                                                    5,572
             505   MEDIMMUNE INCORPORATED+                                                                                18,135
           3,296   MERCK & COMPANY INCORPORATED                                                                           96,902
             352   MGI PHARMA INCORPORATED+<<                                                                              6,948
             747   MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                7,851
             527   MONSANTO COMPANY                                                                                       38,613
             582   MOSAIC COMPANY+                                                                                         7,880
             496   NABI BIOPHARMACEUTICALS+<<                                                                              1,592
             115   NEUROCRINE BIOSCIENCES INCORPORATED+                                                                    6,845
           2,868   NOVARTIS AG ADR                                                                                       150,283
             129   NOVEN PHARMACEUTICALS INCORPORATED+                                                                     1,743
           1,045   NOVO NORDISK A/S ADR                                                                                   56,075
              33   OM GROUP INCORPORATED+                                                                                    521
             116   ONYX PHARMACEUTICALS INCORPORATED+                                                                      2,927
             111   OSI PHARMACEUTICALS INCORPORATED+<<                                                                     2,692
             183   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                              4,870
              71   PENWEST PHARMACEUTICALS COMPANY+                                                                        1,203
             489   PERRIGO COMPANY                                                                                         7,090
          12,144   PFIZER INCORPORATED                                                                                   257,453
             129   PHARMION CORPORATION+                                                                                   2,241
               1   PHARMOS CORPORATION+                                                                                        2
             299   PPG INDUSTRIES INCORPORATED                                                                            18,158
             609   PRAXAIR INCORPORATED                                                                                   31,668
           5,314   PROCTER & GAMBLE COMPANY                                                                              303,908
             265   PROTEIN DESIGN LABS INCORPORATED+<<                                                                     7,380
           2,320   ROCHE HOLDING AG ADR                                                                                  174,355
             343   ROHM & HAAS COMPANY                                                                                    15,023
             183   SALIX PHARMACEUTICALS LIMITED+                                                                          3,545
           1,782   SANOFI-AVENTIS ADR<<                                                                                   71,654
           2,558   SCHERING-PLOUGH CORPORATION                                                                            49,421
             208   SEPRACOR INCORPORATED+<<                                                                               11,436
           6,565   SHISEIDO COMPANY LIMITED ADR                                                                          106,001
             177   SIGMA-ALDRICH CORPORATION                                                                              11,689
             115   VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                  2,933
           1,987   WYETH                                                                                                  82,580

                                                                                                                       2,867,862
                                                                                                                    ------------
COAL MINING - 0.01%
             250   MASSEY ENERGY COMPANY<<                                                                                 9,487
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMUNICATIONS - 1.67%
             595   ALLTEL CORPORATION                                                                               $     39,764
             665   AMERICAN TOWER CORPORATION CLASS A+                                                                    18,148
           6,578   AT&T INCORPORATED<<                                                                                   163,863
             985   AVAYA INCORPORATED+                                                                                    11,741
           3,109   BELLSOUTH CORPORATION                                                                                  84,751
             888   BRITISH SKY BROADCASTING GROUP PLC ADR                                                                 30,370
           1,217   BT GROUP PLC ADR                                                                                       45,139
             386   CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                             9,133
             470   CENTURYTEL INCORPORATED                                                                                15,557
             848   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                              27,611
           3,628   COMCAST CORPORATION CLASS A+                                                                           95,779
             766   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                20,988
           3,570   DEUTSCHE TELEKOM AG ADR                                                                                59,226
           1,357   DIRECTV GROUP INCORPORATED+                                                                            17,899
             538   ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                           13,902
             496   EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                              10,337
              47   EQUINIX INCORPORATED+<<                                                                                 1,876
             470   FOUNDRY NETWORKS INCORPORATED+                                                                          6,528
           1,593   FRANCE TELECOM SA ADR<<                                                                                39,809
             211   GOLDEN TELECOM INCORPORATED                                                                             5,697
             420   IAC INTERACTIVECORP+<<                                                                                 11,596
              84   J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                4,009
             126   LIBERTY CORPORATION<<                                                                                   5,874
             756   LIBERTY GLOBAL INCORPORATED CLASS A+                                                                   16,866
             425   NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                                11,262
           1,658   NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR                                                           37,471
             212   NTL INCORPORATED+<<                                                                                    12,345
           2,502   NTT DOCOMO INCORPORATED ADR                                                                            39,181
           4,948   SPRINT NEXTEL CORPORATION                                                                             123,898
           1,283   TELECOM CORPORATION OF NEW ZEALAND LIMITED ADR                                                         41,467
           2,011   TELEFONICA SA ADR                                                                                      88,926
             490   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                         14,813
             233   UTSTARCOM INCORPORATED+<<                                                                               1,932
           4,722   VERIZON COMMUNICATIONS INCORPORATED                                                                   151,010
           6,430   VODAFONE GROUP PLC ADR<<                                                                              138,566
             372   XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+<<                                                    10,885

                                                                                                                       1,428,219
                                                                                                                    ------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.04%
             258   CHEMED CORPORATION                                                                                     13,080
             270   DYCOM INDUSTRIES INCORPORATED+                                                                          5,516
             189   EMCOR GROUP INCORPORATED+                                                                              13,372

                                                                                                                          31,968
                                                                                                                    ------------
DEPOSITORY INSTITUTIONS - 4.11%
           2,919   ABN AMRO HOLDING NV ADR                                                                                71,699
           1,840   ALLIED IRISH BANKS PLC ADR                                                                             79,249
           1,289   AMSOUTH BANCORPORATION                                                                                 34,274
           4,865   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                 85,770
           4,529   BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                               57,473
             277   BANCTRUST FINANCIAL GROUP INCORPORATED                                                                  5,590
           6,553   BANK OF AMERICA CORPORATION                                                                           300,717
           1,630   BANK OF NEW YORK COMPANY INCORPORATED                                                                  52,812
             591   BANKUNITED FINANCIAL CORPORATION CLASS A                                                               15,065
           2,988   BARCLAYS PLC ADR                                                                                      121,821
           1,027   BB&T CORPORATION<<                                                                                     43,699
           3,562   BNP PARIBAS SA ADR                                                                                    141,101
             850   CASCADE BANCORP                                                                                        20,009
             702   CENTRAL COAST BANCORP+                                                                                 17,283
             478   CHITTENDEN CORPORATION                                                                                 14,230

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
DEPOSITORY INSTITUTIONS (continued)
           8,361   CITIGROUP INCORPORATED                                                                           $    405,927
             496   CITY BANK LYNNWOOD WASHINGTON                                                                          17,087
             845   COASTAL FINANCIAL CORPORATION                                                                          11,346
             529   COMERICA INCORPORATED                                                                                  30,507
             443   COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                          7,389
             395   CORUS BANKSHARES INCORPORATED                                                                          23,218
           1,087   DEUTSCHE BANK AG<<                                                                                    105,896
             238   EURONET WORLDWIDE INCORPORATED+<<                                                                       6,431
             558   FARMERS CAPITAL BANK CORPORATION                                                                       18,051
           1,039   FIFTH THIRD BANCORP                                                                                    41,840
             682   FIRST BANCORP PUERTO RICO                                                                               8,252
             620   FIRST HORIZON NATIONAL CORPORATION                                                                     24,130
           1,520   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                             22,025
             437   GOLDEN WEST FINANCIAL CORPORATION<<                                                                    28,313
           2,091   HBOS PLC ADR                                                                                           94,708
           2,382   HSBC HOLDINGS PLC ADR                                                                                 190,417
           1,334   HUNTINGTON BANCSHARES INCORPORATED                                                                     31,963
             118   ITLA CAPITAL CORPORATION+                                                                               6,189
           5,894   JP MORGAN CHASE & COMPANY                                                                             225,445
           1,152   KEYCORP                                                                                                38,200
             613   MARSHALL & ILSLEY CORPORATION                                                                          26,347
             360   MB FINANCIAL INCORPORATED                                                                              13,522
           1,162   MELLON FINANCIAL CORPORATION                                                                           39,090
             388   NASB FINANCIAL INCORPORATED                                                                            14,705
             552   NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                                  66,074
           1,168   NATIONAL CITY CORPORATION                                                                              39,607
             811   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                              13,503
             452   NORTHERN TRUST CORPORATION                                                                             23,816
             595   PNC FINANCIAL SERVICES GROUP                                                                           37,943
           1,000   REGIONS FINANCIAL CORPORATION                                                                          33,690
           3,124   SANPAOLO IMI SPA ADR<<                                                                                 94,376
             711   STATE STREET CORPORATION                                                                               41,018
             900   SUN BANCORP INCORPORATED NEW JERSEY+<<                                                                 17,847
             621   SUNTRUST BANKS INCORPORATED                                                                            45,172
             409   SVB FINANCIAL GROUP+                                                                                   19,669
           1,227   SYNOVUS FINANCIAL CORPORATION                                                                          34,540
           2,985   US BANCORP                                                                                             90,386
             367   USB HOLDING COMPANY INCORPORATED                                                                        8,001
           2,619   WACHOVIA CORPORATION                                                                                  139,855
           1,452   WASHINGTON MUTUAL INCORPORATED                                                                         59,808
             163   WEBSTER FINANCIAL CORPORATION                                                                           7,801
           2,315   WESTPAC BANKING CORPORATION ADR                                                                       191,450
             219   WINTRUST FINANCIAL CORPORATION                                                                         12,303
             190   WSFS FINANCIAL CORPORATION                                                                             12,008
             488   YARDVILLE NATIONAL BANCORP                                                                             17,036
             317   ZIONS BANCORPORATION                                                                                   23,975

                                                                                                                       3,521,668
                                                                                                                    ------------
EATING & DRINKING PLACES - 0.16%
             276   DARDEN RESTAURANTS INCORPORATED                                                                         9,875
           2,079   MCDONALD'S CORPORATION                                                                                 70,374
             249   P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                              12,811
             137   RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                            4,388
              47   RED ROBIN GOURMET BURGERS INCORPORATED+<<                                                               2,581
             165   WENDY'S INTERNATIONAL INCORPORATED<<                                                                    8,379
             661   YUM! BRANDS INCORPORATED                                                                               32,250

                                                                                                                         140,658
                                                                                                                    ------------
EDUCATIONAL SERVICES - 0.05%
             287   APOLLO GROUP INCORPORATED CLASS A+<<                                                                   20,434

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
EDUCATIONAL SERVICES (continued)
             240   CAREER EDUCATION CORPORATION+                                                                    $      8,952
             302   CORINTHIAN COLLEGES INCORPORATED+                                                                       3,657
             117   STRAYER EDUCATION INCORPORATED                                                                         11,677

                                                                                                                          44,720
                                                                                                                    ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.62%
           1,333   AES CORPORATION+                                                                                       21,021
           1,041   ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                 8,755
             486   AMEREN CORPORATION                                                                                     25,496
             768   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                           28,063
             706   AMERICAN STATES WATER COMPANY                                                                          21,604
             171   BLACK HILLS CORPORATION                                                                                 6,250
           2,000   CALPINE CORPORATION+<<                                                                                  1,020
           1,233   CENTERPOINT ENERGY INCORPORATED<<                                                                      16,300
             440   CH ENERGY GROUP INCORPORATED                                                                           20,548
             490   CINERGY CORPORATION                                                                                    20,129
             935   CMS ENERGY CORPORATION+                                                                                13,071
             475   CONSOLIDATED EDISON INCORPORATED<<                                                                     21,631
             386   CONSTELLATION ENERGY GROUP INCORPORATED                                                                20,454
             522   DOMINION RESOURCES INCORPORATED                                                                        39,646
             467   DTE ENERGY COMPANY                                                                                     20,380
           1,744   DUKE ENERGY CORPORATION                                                                                46,844
           4,275   E.ON AG ADR<<                                                                                         135,304
             777   EDISON INTERNATIONAL                                                                                   35,058
           1,530   EL PASO CORPORATION                                                                                    16,815
           5,071   ENDESA SA ADR                                                                                         131,643
             349   ENTERGY CORPORATION                                                                                    24,430
           1,090   EXELON CORPORATION                                                                                     56,724
             444   FIRSTENERGY CORPORATION                                                                                20,850
             760   FPL GROUP INCORPORATED                                                                                 32,216
             185   KINDER MORGAN INCORPORATED                                                                             16,761
           2,532   NATIONAL GRID PLC ADR                                                                                 117,282
             198   NICOR INCORPORATED<<                                                                                    7,940
           1,026   NISOURCE INCORPORATED                                                                                  22,090
             251   PEOPLES ENERGY CORPORATION<<                                                                            9,018
             665   PG&E CORPORATION                                                                                       24,459
             488   PROGRESS ENERGY INCORPORATED<<                                                                         21,853
             501   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           31,423
             895   RELIANT ENERGY INCORPORATED+                                                                            8,198
           3,146   SCOTTISH POWER PLC ADR                                                                                115,490
             401   SEMPRA ENERGY                                                                                          17,624
           1,138   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                   32,717
           1,210   SOUTHERN COMPANY                                                                                       41,999
             416   TXU CORPORATION                                                                                        42,694
             393   UIL HOLDINGS CORPORATION                                                                               18,990
           1,025   WASTE MANAGEMENT INCORPORATED                                                                          30,658
           1,262   WILLIAMS COMPANIES INCORPORATED                                                                        27,133
           1,087   XCEL ENERGY INCORPORATED<<                                                                             20,120

                                                                                                                       1,390,701
                                                                                                                    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.90%
             307   ACUITY BRANDS INCORPORATED                                                                              9,545
             726   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                 19,007
             587   AEROFLEX INCORPORATED+                                                                                  6,439
             819   ALTERA CORPORATION+                                                                                    14,955
             532   AMERICAN POWER CONVERSION CORPORATION                                                                  11,922
             304   AMETEK INCORPORATED                                                                                    12,953
             669   ANALOG DEVICES INCORPORATED                                                                            25,369
             437   ANDREW CORPORATION+                                                                                     4,776
           1,214   APPLIED MICRO CIRCUITS CORPORATION+                                                                     3,205

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
              63   ATMI INCORPORATED+                                                                               $      1,802
             160   BENCHMARK ELECTRONICS INCORPORATED+<<                                                                   4,904
             515   BROADCOM CORPORATION CLASS A+                                                                          23,968
             986   CANON INCORPORATED ADR                                                                                 55,482
              70   CERADYNE INCORPORATED+                                                                                  3,296
           4,602   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+<<                                                   34,561
          10,647   CISCO SYSTEMS INCORPORATED+                                                                           186,748
             528   COMVERSE TECHNOLOGY INCORPORATED+                                                                      13,839
             188   CREE INCORPORATED+<<                                                                                    5,044
             290   CUBIC CORPORATION                                                                                       5,130
              98   CYMER INCORPORATED+                                                                                     3,746
             260   DSP GROUP INCORPORATED+                                                                                 6,760
             474   EMERSON ELECTRIC COMPANY                                                                               35,839
             434   FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                          11,197
           1,354   FUJITSU LIMITED ADR                                                                                    49,563
          17,179   GENERAL ELECTRIC COMPANY                                                                              613,634
             343   GRAFTECH INTERNATIONAL LIMITED+                                                                         2,243
          10,319   INTEL CORPORATION                                                                                     275,311
             143   INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                2,786
             172   INTERSIL CORPORATION CLASS A                                                                            4,412
             419   JABIL CIRCUIT INCORPORATED+                                                                            13,877
           5,369   JDS UNIPHASE CORPORATION+                                                                              13,798
             399   KLA-TENCOR CORPORATION                                                                                 20,425
           1,453   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                                   40,597
             631   LINEAR TECHNOLOGY CORPORATION                                                                          23,543
             165   LITTELFUSE INCORPORATED+                                                                                4,280
           1,338   LSI LOGIC CORPORATION+                                                                                 10,985
           7,450   LUCENT TECHNOLOGIES INCORPORATED+<<                                                                    20,786
             621   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                 22,698
             160   MAYTAG CORPORATION                                                                                      2,845
             220   MICROCHIP TECHNOLOGY INCORPORATED                                                                       7,339
           1,351   MICRON TECHNOLOGY INCORPORATED+                                                                        19,265
             500   MICROSEMI CORPORATION+<<                                                                               13,875
           8,821   MINEBEA COMPANY LIMITED ADR                                                                            95,984
             391   MOLEX INCORPORATED                                                                                     10,475
             474   MOOG INCORPORATED CLASS A+                                                                             13,883
           4,066   MOTOROLA INCORPORATED                                                                                  97,950
             792   NATIONAL SEMICONDUCTOR CORPORATION                                                                     20,497
             625   NETWORK APPLIANCE INCORPORATED+                                                                        18,200
           2,689   NOKIA OYJ ADR<<                                                                                        45,928
             377   NOVELLUS SYSTEMS INCORPORATED+                                                                          9,301
             411   NVIDIA CORPORATION+                                                                                    14,866
           2,901   OMRON CORPORATION                                                                                      66,188
           1,719   PIONEER CORPORATION                                                                                    23,705
             663   PMC-SIERRA INCORPORATED+                                                                                5,218
             209   QLOGIC CORPORATION+                                                                                     6,910
           2,680   QUALCOMM INCORPORATED                                                                                 121,860
              79   RAMBUS INCORPORATED+                                                                                    1,326
           1,404   RF MICRO DEVICES INCORPORATED+                                                                          7,975
             461   ROCKWELL COLLINS INCORPORATED                                                                          21,068
             111   ROGERS CORPORATION+                                                                                     4,251
           1,509   SANMINA-SCI CORPORATION+                                                                                6,247
             142   SCIENTIFIC-ATLANTA INCORPORATED                                                                         6,009
             659   SKYWORKS SOLUTIONS INCORPORATED+                                                                        3,552
             147   SOHU.COM INCORPORATED+                                                                                  2,793
           1,600   SONY CORPORATION ADR                                                                                   59,216
           1,058   STMICROELECTRONICS NV NY SHARES                                                                        18,621
             342   TECHNITROL INCORPORATED                                                                                 6,053
             359   TEKELEC+                                                                                                4,667
           1,215   TELLABS INCORPORATED+                                                                                  12,466
           2,766   TEXAS INSTRUMENTS INCORPORATED                                                                         89,840
             154   THOMAS & BETTS CORPORATION+                                                                             6,166
              40   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                               1,761

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
              36   WHIRLPOOL CORPORATION<<                                                                          $      2,947
             655   XILINX INCORPORATED                                                                                    17,318

                                                                                                                       2,485,990
                                                                                                                    ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.23%
             228   AMERICAN HEALTHWAYS INCORPORATED+<<                                                                    10,125
             258   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                  9,652
             478   APPLERA CORPORATION-CELERA GENOMICS GROUP+<<                                                            5,937
             314   CELGENE CORPORATION+                                                                                   19,129
             188   CORPORATE EXECUTIVE BOARD COMPANY                                                                      16,264
              34   CRA INTERNATIONAL INCORPORATED+                                                                         1,514
              12   ERESEARCH TECHNOLOGY INCORPORATED+<<                                                                      155
             269   FLUOR CORPORATION                                                                                      19,933
             132   GEN-PROBE INCORPORATED+                                                                                 6,094
              94   MAXMUS INCORPORATED                                                                                     3,422
             524   MOODY'S CORPORATION                                                                                    31,518
             341   NAVIGANT CONSULTING INCORPORATED+                                                                       6,960
             624   PAYCHEX INCORPORATED                                                                                   26,464
             258   QUEST DIAGNOSTICS INCORPORATED                                                                         12,923
             175   RESOURCES CONNECTION INCORPORATED+<<                                                                    5,082
             245   TELIK INCORPORATED+<<                                                                                   4,111
             147   URS CORPORATION+                                                                                        6,192
             168   WASHINGTON GROUP INTERNATIONAL INCORPORATED+                                                            8,687

                                                                                                                         194,162
                                                                                                                    ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.16%
             366   BALL CORPORATION                                                                                       15,086
             239   CRANE COMPANY                                                                                           7,574
             906   CROWN HOLDINGS INCORPORATED+                                                                           16,797
             296   FORTUNE BRANDS INCORPORATED                                                                            23,076
             400   GRIFFON CORPORATION+<<                                                                                  9,744
             221   ILLINOIS TOOL WORKS INCORPORATED                                                                       19,508
             318   NCI BUILDING SYSTEMS INCORPORATED+<<                                                                   13,849
             166   SIMPSON MANUFACTURING COMPANY INCORPORATED<<                                                            6,803
             325   SNAP-ON INCORPORATED                                                                                   12,145
             383   WATTS WATER TECHNOLOGIES INCORPORATED                                                                  11,065

                                                                                                                         135,647
                                                                                                                    ------------
FINANCIAL SERVICES - 0.02%
             846   JANUS CAPITAL GROUP INCORPORATED                                                                       16,218
                                                                                                                    ------------
FOOD & KINDRED PRODUCTS - 1.33%
             231   AMERICAN ITALIAN PASTA COMPANY CLASS A                                                                  1,430
           1,110   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  48,551
           1,182   ARCHER-DANIELS-MIDLAND COMPANY                                                                         27,860
           3,665   CADBURY SCHWEPPES PLC ADR                                                                             141,396
             269   CAMPBELL SOUP COMPANY                                                                                   8,126
           3,285   COCA-COLA COMPANY                                                                                     140,237
             604   COCA-COLA ENTERPRISES INCORPORATED                                                                     11,609
           1,096   CONAGRA FOODS INCORPORATED<<                                                                           23,564
             745   DEL MONTE FOODS COMPANY                                                                                 7,361
           1,798   DIAGEO PLC ADR                                                                                        104,554
             495   GENERAL MILLS INCORPORATED                                                                             23,527
             912   HERCULES INCORPORATED+                                                                                 10,725
             394   HERSHEY FOODS CORPORATION                                                                              21,370
             480   HJ HEINZ COMPANY                                                                                       16,666
             557   KELLOGG COMPANY                                                                                        24,547
           9,636   KIRIN BREWERY COMPANY LIMITED ADR<<                                                                   102,720
           2,576   NESTLE SA ADR                                                                                         191,047

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
FOOD & KINDRED PRODUCTS (continued)
             142   PEPSI BOTTLING GROUP INCORPORATED                                                                $      4,189
           2,679   PEPSICO INCORPORATED                                                                                  158,597
             123   SANDERSON FARMS INCORPORATED                                                                            4,381
           1,574   SARA LEE CORPORATION                                                                                   28,426
           1,464   TOPPS COMPANY INCORPORATED                                                                             11,624
             386   WM. WRIGLEY JR. COMPANY                                                                                26,476

                                                                                                                       1,138,983
                                                                                                                    ------------
FOOD STORES - 0.33%
             797   ALBERTSON'S INCORPORATED<<                                                                             18,730
           2,032   COLES MYER LIMITED ADR                                                                                120,233
           5,310   KONINKLIJKE AHOLD NV ADR+                                                                              39,613
           1,413   KROGER COMPANY+                                                                                        27,497
             217   PANERA BREAD COMPANY+                                                                                  14,756
             862   SAFEWAY INCORPORATED                                                                                   20,041
           1,502   STARBUCKS CORPORATION+                                                                                 45,736

                                                                                                                         286,606
                                                                                                                    ------------
FORESTRY - 0.03%
             349   WEYERHAEUSER COMPANY                                                                                   23,142
                                                                                                                    ------------
FURNITURE & FIXTURES - 0.09%
             242   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                             4,828
             410   HERMAN MILLER INCORPORATED                                                                             12,542
             639   LEGGETT & PLATT INCORPORATED                                                                           15,004
             892   MASCO CORPORATION                                                                                      26,555
             705   NEWELL RUBBERMAID INCORPORATED                                                                         16,264

                                                                                                                          75,193
                                                                                                                    ------------
GENERAL MERCHANDISE STORES - 0.46%
             658   BIG LOTS INCORPORATED+                                                                                  8,087
             721   DOLLAR GENERAL CORPORATION                                                                             13,634
             522   FEDERATED DEPARTMENT STORES INCORPORATED                                                               33,632
             302   FRED'S INCORPORATED<<                                                                                   5,016
             495   JC PENNEY COMPANY INCORPORATED                                                                         25,973
             215   SEARS HOLDINGS CORPORATION+                                                                            24,729
           1,404   TARGET CORPORATION                                                                                     75,128
             996   TJX COMPANIES INCORPORATED                                                                             22,320
           3,899   WAL-MART STORES INCORPORATED                                                                          189,336

                                                                                                                         397,855
                                                                                                                    ------------
HEALTH SERVICES - 0.29%
             356   AMSURG CORPORATION+                                                                                     8,583
             364   APRIA HEALTHCARE GROUP INCORPORATED+                                                                    8,903
             438   BEVERLY ENTERPRISES INCORPORATED+                                                                       5,221
             794   CAREMARK RX INCORPORATED+                                                                              40,804
             308   DAVITA INCORPORATED+                                                                                   16,167
             660   HCA INCORPORATED                                                                                       33,653
             622   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                     14,567
             849   HUMAN GENOME SCIENCES INCORPORATED+<<                                                                   7,853
             289   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                            14,996
             291   LIFEPOINT HOSPITALS INCORPORATED+                                                                      11,073
             220   MANOR CARE INCORPORATED                                                                                 8,675
             103   MATRIA HEALTHCARE INCORPORATED+                                                                         3,495
             340   NEKTAR THERAPEUTICS+<<                                                                                  5,719
             155   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                  13,107
             171   SIERRA HEALTH SERVICES INCORPORATED+                                                                   13,376
           1,245   TENET HEALTHCARE CORPORATION+                                                                           9,736

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
HEALTH SERVICES (continued)
             397   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                             $     13,780
             455   VALEANT PHARMACEUTICALS INTERNATIONAL                                                                   7,498
             215   WATSON PHARMACEUTICALS INCORPORATED+                                                                    7,172

                                                                                                                         244,378
                                                                                                                    ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.51%
             356   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                         29,904
              66   AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                           1,960
             729   CAPITAL AUTOMOTIVE                                                                                     28,161
             605   CORPORATE OFFICE PROPERTIES TRUST                                                                      21,828
             554   DISCOVERY HOLDING COMPANY CLASS A+<<                                                                    8,648
             553   ENTERTAINMENT PROPERTIES TRUST                                                                         23,657
           1,519   EQUITY OFFICE PROPERTIES TRUST                                                                         47,362
             974   EQUITY RESIDENTIAL                                                                                     39,700
             238   FELCOR LODGING TRUST INCORPORATED<<                                                                     4,041
             730   GENERAL GROWTH PROPERTIES INCORPORATED                                                                 33,303
             977   HOME PROPERTIES INCORPORATED                                                                           40,673
             122   IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                  1,403
             399   LASALLE HOTEL PROPERTIES                                                                               13,430
             757   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                         36,768
           1,070   NATIONAL HEALTH INVESTORS INCORPORATED                                                                 29,586
             617   SIMON PROPERTY GROUP INCORPORATED                                                                      47,700
             619   SOVRAN SELF STORAGE INCORPORATED<<                                                                     30,733

                                                                                                                         438,857
                                                                                                                    ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.10%
             551   BED BATH & BEYOND INCORPORATED+                                                                        23,506
             696   BEST BUY COMPANY INCORPORATED                                                                          33,575
             553   CIRCUIT CITY STORES INCORPORATED                                                                       11,574
             184   COST PLUS INCORPORATED+                                                                                 3,382
             108   GUITAR CENTER INCORPORATED+                                                                             5,696
              28   MOVIE GALLERY INCORPORATED<<                                                                              138
             303   RADIO SHACK CORPORATION                                                                                 6,911

                                                                                                                          84,782
                                                                                                                    ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.13%
             343   BOYD GAMING CORPORATION                                                                                16,594
             116   GAYLORD ENTERTAINMENT COMPANY+                                                                          5,018
             894   HILTON HOTELS CORPORATION                                                                              19,597
           2,001   LA QUINTA CORPORATION+                                                                                 21,931
             276   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            17,832
             482   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       29,161

                                                                                                                         110,133
                                                                                                                    ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.85%
           1,101   3M COMPANY                                                                                             86,406
             128   ACTUANT CORPORATION CLASS A                                                                             6,790
           1,378   APPLE COMPUTER INCORPORATED+                                                                           93,456
           2,984   APPLIED MATERIALS INCORPORATED                                                                         54,040
             261   AXCELIS TECHNOLOGIES INCORPORATED+                                                                      1,237
             703   BAKER HUGHES INCORPORATED<<                                                                            40,317
             187   BLACK & DECKER CORPORATION                                                                             16,420
              64   BLACK BOX CORPORATION<<                                                                                 2,989
             152   BRIGGS & STRATTON CORPORATION                                                                           5,501
           1,450   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                            6,336
           1,188   CATERPILLAR INCORPORATED                                                                               68,643
             133   CDW CORPORATION<<                                                                                       7,800
             380   DEERE & COMPANY                                                                                        26,353

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
           3,870   DELL INCORPORATED+                                                                               $    116,719
             224   DOVER CORPORATION                                                                                       9,061
             306   EATON CORPORATION                                                                                      19,498
           4,312   EMC CORPORATION+                                                                                       60,066
             317   EMULEX CORPORATION+                                                                                     6,318
             277   ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                11,194
             708   ENTEGRIS INCORPORATED+                                                                                  7,151
             141   FLOWSERVE CORPORATION+                                                                                  5,268
             289   GARDNER DENVER INCORPORATED+                                                                           14,103
           1,178   GATEWAY INCORPORATED+<<                                                                                 3,581
             350   GLOBAL IMAGING SYSTEMS INCORPORATED+<<                                                                 12,747
             559   GRANT PRIDECO INCORPORATED+                                                                            21,460
           4,752   HEWLETT-PACKARD COMPANY                                                                               140,992
             785   HITACHI LIMITED ADR                                                                                    52,964
           2,467   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           219,316
             355   JOY GLOBAL INCORPORATED                                                                                18,776
             238   LEXMARK INTERNATIONAL INCORPORATED+                                                                    11,334
           5,885   MAKITA CORPORATION                                                                                    145,359
             116   MODINE MANUFACTURING COMPANY                                                                            3,862
           5,677   NEC CORPORATION ADR                                                                                    34,176
             527   PALL CORPORATION                                                                                       14,630
             160   PALM INCORPORATED+<<                                                                                    4,541
             251   PITNEY BOWES INCORPORATED                                                                              10,457
             167   PROQUEST COMPANY+                                                                                       4,668
             337   SANDISK CORPORATION+<<                                                                                 17,207
             209   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                   5,921
           1,392   SIEMENS AG ADR                                                                                        105,193
             476   SMITH INTERNATIONAL INCORPORATED                                                                       17,988
           2,705   SOLECTRON CORPORATION+                                                                                  9,711
             308   STANLEY WORKS                                                                                          14,784
             661   SYMBOL TECHNOLOGIES INCORPORATED<<                                                                      7,555
             103   TEREX CORPORATION+                                                                                      6,347
             388   TORO COMPANY                                                                                           15,594
             131   WATSCO INCORPORATED                                                                                     8,220
             531   WESTERN DIGITAL CORPORATION+<<                                                                          7,923

                                                                                                                       1,580,972
                                                                                                                    ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.11%
             396   AON CORPORATION                                                                                        14,418
             287   HILB, ROGAL & HAMILTON COMPANY                                                                         11,187
             397   HUMANA INCORPORATED+                                                                                   18,194
             884   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                27,307
              83   NATIONAL FINANCIAL PARTNERS CORPORATION                                                                 4,211
             774   UNUMPROVIDENT CORPORATION                                                                              17,028

                                                                                                                          92,345
                                                                                                                    ------------
INSURANCE CARRIERS - 1.68%
             865   AEGON NV ADR<<                                                                                         13,650
             424   AETNA INCORPORATED                                                                                     39,216
             624   AFLAC INCORPORATED                                                                                     29,952
             270   ALLMERICA FINANCIAL CORPORATION                                                                        10,787
           1,122   ALLSTATE CORPORATION                                                                                   62,944
             302   AMBAC FINANCIAL GROUP INCORPORATED                                                                     23,160
           3,632   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             243,853
             266   AMERIGROUP CORPORATION+                                                                                 4,964
           2,176   AXA ADR<<                                                                                              65,367
             329   CENTENE CORPORATION+<<                                                                                  7,899
             363   CHUBB CORPORATION                                                                                      35,153
             189   CIGNA CORPORATION                                                                                      21,266
             572   CINCINNATI FINANCIAL CORPORATION                                                                       25,471

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INSURANCE CARRIERS (continued)
             555   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                   $     48,490
             216   HEALTH NET INCORPORATED+                                                                               11,023
           2,549   ING GROUP NV ADR<<                                                                                     82,435
             327   KANSAS CITY LIFE INSURANCE COMPANY                                                                     16,507
              87   LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                5,633
             361   LINCOLN NATIONAL CORPORATION                                                                           18,765
             354   LOEWS CORPORATION                                                                                      34,189
              41   MARKEL CORPORATION+                                                                                    13,007
             362   MBIA INCORPORATED                                                                                      22,364
             474   METLIFE INCORPORATED                                                                                   24,383
             257   MGIC INVESTMENT CORPORATION                                                                            16,731
           1,068   MILLEA HOLDINGS INCORPORATED                                                                           87,736
           1,018   PHOENIX COMPANIES INCORPORATED                                                                         13,845
             673   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 34,101
             216   PROASSURANCE CORPORATION+<<                                                                            10,752
             339   PROGRESSIVE CORPORATION                                                                                41,694
             855   PRUDENTIAL FINANCIAL INCORPORATED                                                                      66,177
             398   SAFECO CORPORATION                                                                                     22,388
           1,245   ST. PAUL COMPANIES INCORPORATED                                                                        57,930
             261   TORCHMARK CORPORATION                                                                                  14,125
             315   UNITED INSURANCE COMPANIES INCORPORATED                                                                11,220
           2,033   UNITEDHEALTH GROUP INCORPORATED                                                                       121,695
           1,022   WELLPOINT INCORPORATED+                                                                                78,520

                                                                                                                       1,437,392
                                                                                                                    ------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
             296   CORRECTIONS CORPORATION OF AMERICA+                                                                    13,151
                                                                                                                    ------------
LEATHER & LEATHER PRODUCTS - 0.03%
             830   COACH INCORPORATED+                                                                                    28,577
                                                                                                                    ------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.01%
             264   LAIDLAW INTERNATIONAL INCORPORATED                                                                      5,708
                                                                                                                    ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.02%
             174   CHAMPION ENTERPRISES INCORPORATED+<<                                                                    2,518
             353   GEORGIA-PACIFIC CORPORATION                                                                            16,693

                                                                                                                          19,211
                                                                                                                    ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.90%
             164   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                 6,955
             165   AFFYMETRIX INCORPORATED+<<                                                                              8,125
             879   AGILENT TECHNOLOGIES INCORPORATED+                                                                     31,345
             379   ALIGN TECHNOLOGY INCORPORATED+<<                                                                        2,623
             232   ALLERGAN INCORPORATED                                                                                  23,200
             500   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                       9,200
             119   ANALOGIC CORPORATION<<                                                                                  5,707
             533   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                           14,700
             130   BAUSCH & LOMB INCORPORATED                                                                             10,564
           1,022   BAXTER INTERNATIONAL INCORPORATED                                                                      39,746
             506   BECTON DICKINSON & COMPANY                                                                             29,464
             553   BIOMET INCORPORATED                                                                                    19,698
           1,119   BOSTON SCIENTIFIC CORPORATION+                                                                         29,631
             261   C.R. BARD INCORPORATED                                                                                 16,931
             369   CONMED CORPORATION+                                                                                     8,336
              84   COOPER COMPANIES INCORPORATED<<                                                                         4,603
             122   CYBERONICS INCORPORATED+                                                                                3,442
             434   DANAHER CORPORATION                                                                                    24,087
             573   EASTMAN KODAK COMPANY<<                                                                                13,735
             336   ESCO TECHNOLOGIES INCORPORATED+                                                                        14,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
             328   FLIR SYSTEMS INCORPORATED+<<                                                                     $      8,108
             524   GUIDANT CORPORATION                                                                                    32,320
             286   INTEGRA LIFESCIENCES HOLDINGS+                                                                         10,450
           1,873   MEDTRONIC INCORPORATED                                                                                104,083
             100   MENTOR CORPORATION<<                                                                                    4,874
              75   MILLIPORE CORPORATION+<<                                                                                4,782
             192   POLYMEDICA CORPORATION<<                                                                                7,288
             818   RAYTHEON COMPANY                                                                                       31,427
             302   RESMED INCORPORATED+<<                                                                                 12,322
             390   RICOH COMPANY LIMITED ADR                                                                              34,515
             379   ROCKWELL AUTOMATION INCORPORATED                                                                       21,387
             642   ST. JUDE MEDICAL INCORPORATED+                                                                         30,668
             543   STRYKER CORPORATION                                                                                    23,512
              85   SYBRON DENTAL SPECIALTIES INCORPORATED+<<                                                               3,718
              95   TECHNE CORPORATION+<<                                                                                   5,250
             504   TERADYNE INCORPORATED+<<                                                                                7,373
             429   THERMO ELECTRON CORPORATION+                                                                           13,235
             360   TRIMBLE NAVIGATION LIMITED+                                                                            11,729
             157   VARIAN INCORPORATED+<<                                                                                  6,588
             463   VIASYS HEALTHCARE INCORPORATED+                                                                        12,640
             292   WATERS CORPORATION+                                                                                    11,455
             256   WRIGHT MEDICAL GROUP INCORPORATED+                                                                      4,964
             166   X-RITE INCORPORATED                                                                                     1,838
           1,820   XEROX CORPORATION+                                                                                     25,844
             441   ZIMMER HOLDINGS INCORPORATED+                                                                          27,637

                                                                                                                         774,547
                                                                                                                    ------------
MEDICAL MANAGEMENT SERVICES - 0.02%
             246   COVENTRY HEALTH CARE INCORPORATED+                                                                     14,654
                                                                                                                    ------------
METAL MINING - 0.23%
              15   CLEVELAND CLIFFS INCORPORATED<<                                                                         1,429
             957   NEWMONT MINING CORPORATION                                                                             44,137
             181   PHELPS DODGE CORPORATION                                                                               24,556
             722   RIO TINTO PLC ADR                                                                                     117,607
             494   STILLWATER MINING COMPANY+                                                                              5,281

                                                                                                                         193,010
                                                                                                                    ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
             285   VULCAN MATERIALS COMPANY                                                                               19,009
                                                                                                                    ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.40%
              69   ACCO BRANDS CORPORATION+                                                                                1,590
             476   HASBRO INCORPORATED                                                                                     9,720
           4,732   JOHNSON & JOHNSON                                                                                     292,201
           1,020   MATTEL INCORPORATED                                                                                    16,983
             291   TIFFANY & COMPANY                                                                                      11,844
             361   YANKEE CANDLE COMPANY INCORPORATED                                                                      9,151

                                                                                                                         341,489
                                                                                                                    ------------
MISCELLANEOUS RETAIL - 0.33%
             471   AMAZON.COM INCORPORATED+<<                                                                             22,825
             298   CASH AMERICA INTERNATIONAL INCORPORATED                                                                 6,750
             869   COSTCO WHOLESALE CORPORATION                                                                           43,433
           1,414   CVS CORPORATION                                                                                        38,206
             296   DILLARDS INCORPORATED CLASS A                                                                           6,207
             111   GSI COMMERCE INCORPORATED+<<                                                                            1,847
             114   LONGS DRUG STORES CORPORATION<<                                                                         4,860
             373   MICHAELS STORES INCORPORATED                                                                           13,950

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
MISCELLANEOUS RETAIL (continued)
             636   OFFICE DEPOT INCORPORATED+                                                                       $     18,876
             391   PETSMART INCORPORATED                                                                                   9,314
             154   PRICELINE.COM INCORPORATED+<<                                                                           3,699
           1,473   STAPLES INCORPORATED                                                                                   34,026
           1,579   WALGREEN COMPANY                                                                                       72,129
              10   WORLD FUEL SERVICES CORPORATION                                                                           344
             206   ZALE CORPORATION+                                                                                       5,747

                                                                                                                         282,213
                                                                                                                    ------------
MISCELLANEOUS SERVICES - 0.05%
           2,799   ADECCO SA ADR                                                                                          31,797
             216   D&B CORPORATION+                                                                                       14,040

                                                                                                                          45,837
                                                                                                                    ------------
MOTION PICTURES - 0.37%
           5,548   LIBERTY MEDIA CORPORATION CLASS A+                                                                     42,609
             317   MACROVISION CORPORATION+                                                                                4,926
           3,546   NEWS CORPORATION CLASS A                                                                               52,516
           7,473   TIME WARNER INCORPORATED                                                                              134,365
           3,443   WALT DISNEY COMPANY                                                                                    85,834

                                                                                                                         320,250
                                                                                                                    ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.12%
             199   FORWARD AIR CORPORATION                                                                                 7,652
             312   LANDSTAR SYSTEM INCORPORATED                                                                           13,428
           1,022   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             79,614
              73   YELLOW ROADWAY CORPORATION+<<                                                                           3,439

                                                                                                                         104,133
                                                                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.74%
           1,754   AMERICAN EXPRESS COMPANY                                                                               90,191
             407   AMERICREDIT CORPORATION+                                                                               10,094
             779   APOLLO INVESTMENT CORPORATION                                                                          14,778
             369   CAPITAL ONE FINANCIAL CORPORATION                                                                      30,649
             993   CHARTER MUNICIPAL MORTGAGE ACCEPTANCE COMPANY                                                          21,677
             441   CIT GROUP INCORPORATED                                                                                 21,830
             984   COUNTRYWIDE FINANCIAL CORPORATION                                                                      34,253
           1,589   FANNIE MAE                                                                                             76,351
             297   FINANCIAL FEDERAL CORPORATION                                                                          12,005
           1,158   FREDDIE MAC                                                                                            72,317
           1,952   MBNA CORPORATION                                                                                       52,255
           1,399   ORIX CORPORATION ADR                                                                                  150,434
             786   SLM CORPORATION                                                                                        41,304
              16   WFS FINANCIAL INCORPORATED+                                                                             1,242
              57   WORLD ACCEPTANCE CORPORATION+                                                                           1,570

                                                                                                                         630,950
                                                                                                                    ------------
OIL & GAS EXTRACTION - 1.20%
             441   ANADARKO PETROLEUM CORPORATION                                                                         39,959
             596   APACHE CORPORATION                                                                                     38,907
              63   ATWOOD OCEANICS INCORPORATED+                                                                           4,472
           3,249   BHP BILLITON LIMITED ADR                                                                              104,520
             636   BJ SERVICES COMPANY                                                                                    23,309
             801   BURLINGTON RESOURCES INCORPORATED                                                                      57,872
             326   CIMAREX ENERGY COMPANY<<                                                                               12,685
             548   DENBURY RESOURCES INCORPORATED+                                                                        12,407

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
OIL & GAS EXTRACTION (continued)
             948   DEVON ENERGY CORPORATION                                                                         $     57,069
             854   ENI SPA ADR<<                                                                                         115,811
             783   HALLIBURTON COMPANY                                                                                    49,838
             339   HANOVER COMPRESSOR COMPANY+<<                                                                           4,583
             247   KERR-MCGEE CORPORATION                                                                                 21,353
             653   OCCIDENTAL PETROLEUM CORPORATION                                                                       51,783
             172   OCEANEERING INTERNATIONAL INCORPORATED+                                                                 8,772
             570   PATTERSON-UTI ENERGY INCORPORATED                                                                      17,807
             420   PIONEER NATURAL RESOURCES COMPANY                                                                      21,391
             513   PLAINS EXPLORATION & PRODUCTION COMPANY+<<                                                             21,751
           2,786   REPSOL YPF SA ADR                                                                                      82,243
             364   ROWAN COMPANIES INCORPORATED                                                                           13,060
             582   SOUTHWESTERN ENERGY COMPANY+                                                                           19,829
              36   SPINNAKER EXPLORATION COMPANY+                                                                          2,350
              70   STONE ENERGY CORPORATION+                                                                               3,108
           1,391   TOTAL SA ADR<<                                                                                        173,444
             394   UNIT CORPORATION+                                                                                      21,339
             318   VERITAS DGC INCORPORATED+                                                                              10,399
             865   XTO ENERGY INCORPORATED                                                                                35,197

                                                                                                                       1,025,258
                                                                                                                    ------------
PAPER & ALLIED PRODUCTS - 0.29%
             239   BEMIS COMPANY INCORPORATED                                                                              6,584
             909   GLATFELTER                                                                                             13,108
             818   INTERNATIONAL PAPER COMPANY                                                                            25,792
             479   KIMBERLY-CLARK CORPORATION                                                                             28,251
             576   MEADWESTVACO CORPORATION                                                                               16,122
              26   NEENAH PAPER INCORPORATED                                                                                 730
             219   OFFICEMAX INCORPORATED                                                                                  6,390
             496   PACTIV CORPORATION+                                                                                    10,039
             223   POTLATCH CORPORATION                                                                                   10,780
           4,158   STORA ENSO OYJ ADR<<                                                                                   53,389
             290   TEMPLE-INLAND INCORPORATED                                                                             12,142
           3,297   UPM-KYMMENE OYJ ADR<<                                                                                  61,984

                                                                                                                         245,311
                                                                                                                    ------------
PERSONAL SERVICES - 0.04%
             315   CINTAS CORPORATION                                                                                     14,087
             686   H & R BLOCK INCORPORATED                                                                               16,766
             158   REGIS CORPORATION                                                                                       6,312

                                                                                                                          37,165
                                                                                                                    ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.73%
             193   AMERADA HESS CORPORATION                                                                               23,646
             238   ASHLAND INCORPORATED                                                                                   13,269
           3,502   BP PLC ADR                                                                                            230,572
           3,649   CHEVRONTEXACO CORPORATION                                                                             209,124
           2,394   CONOCOPHILLIPS                                                                                        144,861
             218   ELKCORP                                                                                                 7,451
          10,341   EXXON MOBIL CORPORATION                                                                               600,088
             137   HEADWATERS INCORPORATED+<<                                                                              4,881
             775   MARATHON OIL CORPORATION                                                                               45,950
           1,868   ROYAL DUTCH SHELL PLC ADR CLASS A                                                                     115,106
             368   SUNOCO INCORPORATED                                                                                    28,410
             222   TESORO PETROLEUM CORPORATION                                                                           12,226
             477   VALERO ENERGY CORPORATION                                                                              45,887

                                                                                                                       1,481,471
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
PRIMARY METAL INDUSTRIES - 0.28%
           1,477   ALCOA INCORPORATED                                                                               $     40,485
             539   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    17,776
             321   BELDEN CDT INCORPORATED                                                                                 7,499
             197   CARPENTER TECHNOLOGY CORPORATION                                                                       12,913
             206   CHAPARRAL STEEL COMPANY+                                                                                5,150
             258   COMMSCOPE INCORPORATED+                                                                                 5,292
             501   ENGELHARD CORPORATION                                                                                  14,779
           2,007   KUBOTA CORPORATION ADR                                                                                 79,176
             134   MAVERICK TUBE CORPORATION+<<                                                                            5,099
             379   MUELLER INDUSTRIES INCORPORATED                                                                        10,260
             220   STEEL DYNAMICS INCORPORATED<<                                                                           7,616
             206   TEXAS INDUSTRIES INCORPORATED                                                                          10,275
             268   UNITED STATES STEEL CORPORATION<<                                                                      12,757
             507   WORTHINGTON INDUSTRIES INCORPORATED                                                                    10,287

                                                                                                                         239,364
                                                                                                                    ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.42%
             502   AMERICAN GREETINGS CORPORATION CLASS A                                                                 13,152
             909   BOWNE & COMPANY INCORPORATED                                                                           13,444
              12   CONSOLIDATED GRAPHICS INCORPORATED+                                                                       614
             195   DOW JONES & COMPANY INCORPORATED                                                                        6,652
             382   GANNETT COMPANY INCORPORATED<<                                                                         23,539
             234   KNIGHT-RIDDER INCORPORATED                                                                             14,134
             708   MCGRAW-HILL COMPANIES INCORPORATED                                                                     37,559
             158   MEREDITH CORPORATION                                                                                    8,058
             396   NEW YORK TIMES COMPANY CLASS A                                                                         10,890
           2,371   PEARSON PLC ADR                                                                                        27,598
             179   R.H. DONNELLEY CORPORATION+<<                                                                          11,273
           3,114   REED ELSEVIER NV ADR<<                                                                                 82,988
             608   RR DONNELLEY & SONS COMPANY                                                                            20,794
             148   TRIBUNE COMPANY                                                                                         4,732
             117   VALASSIS COMMUNICATIONS INCORPORATED+                                                                   3,559
           2,452   VIACOM INCORPORATED CLASS B+                                                                           81,897

                                                                                                                         360,883
                                                                                                                    ------------
RAILROAD TRANSPORTATION - 0.17%
             722   BURLINGTON NORTHERN SANTA FE CORPORATION                                                               47,782
             495   CSX CORPORATION                                                                                        24,077
             845   NORFOLK SOUTHERN CORPORATION                                                                           37,383
             423   UNION PACIFIC CORPORATION                                                                              32,376

                                                                                                                         141,618
                                                                                                                    ------------
REAL ESTATE - 0.03%
             143   JONES LANG LASALLE INCORPORATED                                                                         7,147
             273   NEW CENTURY FINANCIAL CORPORATION<<                                                                     9,875
             100   PHH CORPORATION+                                                                                        2,886
             283   STEWART ENTERPRISES INCORPORATED CLASS A                                                                1,443

                                                                                                                          21,351
                                                                                                                    ------------
RETAIL, TRADE & SERVICES - 0.00%
             136   MEN'S WEARHOUSE INCORPORATED+<<                                                                         3,985
                                                                                                                    ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
             645   A. SCHULMAN INCORPORATED                                                                               13,474
             473   COOPER TIRE & RUBBER COMPANY                                                                            6,958
             799   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                      13,687
             231   JARDEN CORPORATION+                                                                                     7,542
             224   SEALED AIR CORPORATION+<<                                                                              11,583

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
             127   TREX COMPANY INCORPORATED+                                                                       $      2,904
             628   TUPPERWARE CORPORATION                                                                                 14,488
             432   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                              10,787

                                                                                                                          81,423
                                                                                                                    ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.80%
             729   AMERIPRISE FINANCIAL INCORPORATED                                                                      30,655
             207   BEAR STEARNS COMPANIES INCORPORATED<<                                                                  22,975
           2,078   CHARLES SCHWAB CORPORATION                                                                             31,690
              77   CHICAGO MERCANTILE EXCHANGE                                                                            27,270
           2,068   CREDIT SUISSE GROUP ADR<<                                                                             100,277
             375   FRANKLIN RESOURCES INCORPORATED<<                                                                      34,830
             635   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                   6,757
             643   GOLDMAN SACHS GROUP INCORPORATED                                                                       82,921
             146   LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                                        80
             451   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  56,826
           1,527   MERRILL LYNCH & COMPANY INCORPORATED                                                                  101,423
           1,778   MORGAN STANLEY                                                                                         99,621
           3,308   NOMURA HOLDINGS INCORPORATED ADR<<                                                                     55,078
             119   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                   4,729
             373   T. ROWE PRICE GROUP INCORPORATED                                                                       26,837

                                                                                                                         681,969
                                                                                                                    ------------
SOCIAL SERVICES - 0.00%
              97   BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                          3,432
                                                                                                                    ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.34%
             186   CABOT MICROELECTRONICS CORPORATION+<<                                                                   5,753
             289   CARBO CERAMICS INCORPORATED                                                                            17,045
           2,654   CORNING INCORPORATED+                                                                                  53,743
             540   GENTEX CORPORATION                                                                                     10,168
           1,913   HANSON PLC ADR                                                                                         97,946
           5,075   LAFARGE SA ADR<<                                                                                      108,605

                                                                                                                         293,260
                                                                                                                    ------------
TEXTILE MILL PRODUCTS - 0.02%
             342   ALBANY INTERNATIONAL CORPORATION CLASS A                                                               13,040
                                                                                                                    ------------
TOBACCO PRODUCTS - 0.32%
           3,380   ALTRIA GROUP INCORPORATED                                                                             246,030
              39   LOEWS CORPORATION - CAROLINA GROUP                                                                      1,570
              23   UNIVERSAL CORPORATION                                                                                     929
             395   UST INCORPORATED<<                                                                                     15,239
             639   VECTOR GROUP LIMITED<<                                                                                 12,039

                                                                                                                         275,807
                                                                                                                    ------------
TRANSPORTATION BY AIR - 0.30%
             584   AMR CORPORATION+<<                                                                                      9,864
           8,760   BAA PLC ADR                                                                                            96,331
             618   FEDEX CORPORATION                                                                                      60,329
           5,036   JAPAN AIRLINES SYSTEM ADR+                                                                             63,552
             309   JETBLUE AIRWAYS CORPORATION+<<                                                                          5,698
           1,524   SOUTHWEST AIRLINES COMPANY                                                                             25,146

                                                                                                                         260,920
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
TRANSPORTATION EQUIPMENT - 1.06%
             435   ARVIN INDUSTRIES INCORPORATED                                                                    $      5,785
           2,776   BAE SYSTEMS PLC ADR                                                                                    65,041
           1,425   BOEING COMPANY                                                                                         97,171
             288   BRUNSWICK CORPORATION                                                                                  11,316
           1,217   DAIMLERCHRYSLER AG<<                                                                                   61,203
           6,358   FIAT SPA ADR<<                                                                                         51,245
           3,160   FORD MOTOR COMPANY                                                                                     25,691
             290   GENERAL DYNAMICS CORPORATION                                                                           33,147
             666   GENERAL MOTORS CORPORATION<<                                                                           14,585
             365   GOODRICH CORPORATION                                                                                   14,060
              50   GROUP 1 AUTOMOTIVE INCORPORATED+                                                                        1,544
             563   HARLEY-DAVIDSON INCORPORATED<<                                                                         30,323
           2,050   HONDA MOTOR COMPANY LIMITED ADR                                                                        57,318
           1,416   HONEYWELL INTERNATIONAL INCORPORATED                                                                   51,741
             172   ITT INDUSTRIES INCORPORATED                                                                            18,707
             329   JOHNSON CONTROLS INCORPORATED                                                                          22,849
             524   LOCKHEED MARTIN CORPORATION                                                                            31,754
             587   NORTHROP GRUMMAN CORPORATION                                                                           33,676
             356   PACCAR INCORPORATED                                                                                    25,582
              33   SEQUA CORPORATION+                                                                                      2,086
             228   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                        5,201
             294   TEXTRON INCORPORATED                                                                                   23,197
             245   THOR INDUSTRIES INCORPORATED<<                                                                          9,388
           1,294   TOYOTA MOTOR CORPORATION ADR                                                                          125,194
              60   TRINITY INDUSTRIES INCORPORATED<<                                                                       2,498
              18   TRIUMPH GROUP INCORPORATED+                                                                               683
           1,559   UNITED TECHNOLOGIES CORPORATION                                                                        83,937

                                                                                                                         904,922
                                                                                                                    ------------
TRANSPORTATION SERVICES - 0.05%
             481   EXPEDIA INCORPORATED+<<                                                                                11,924
             358   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                    25,422
             292   SABRE HOLDINGS CORPORATION                                                                              6,678

                                                                                                                          44,024
                                                                                                                    ------------
WATER TRANSPORTATION - 0.01%
             166   KIRBY CORPORATION+                                                                                      8,831
                                                                                                                    ------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.28%
             203   AMERISOURCEBERGEN CORPORATION                                                                          16,311
             157   BROWN-FORMAN CORPORATION CLASS B                                                                       10,795
             664   CARDINAL HEALTH INCORPORATED                                                                           42,463
             478   HANDLEMAN COMPANY<<                                                                                     6,563
             549   MCKESSON CORPORATION                                                                                   27,615
             542   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   29,078
             313   NIKE INCORPORATED CLASS B                                                                              26,699
             342   NU SKIN ENTERPRISES INCORPORATED CLASS A<<                                                              5,944
             297   SCHOOL SPECIALTY INCORPORATED+<<                                                                       10,941
             409   SUPERVALU INCORPORATED                                                                                 13,382
           1,112   SYSCO CORPORATION                                                                                      35,940
             130   TRACTOR SUPPLY COMPANY+                                                                                 7,002
             332   UNITED NATURAL FOODS INCORPORATED+                                                                      9,323

                                                                                                                         242,056
                                                                                                                    ------------
WHOLESALE TRADE-DURABLE GOODS - 0.50%
             305   INSIGHT ENTERPRISES INCORPORATED+                                                                       6,353
             520   KYOCERA CORPORATION ADR                                                                                35,620
           2,983   MITSUBISHI CORPORATION ADR                                                                            122,406
             414   MITSUI & COMPANY LIMITED ADR                                                                          101,430

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
           1,650   NISSAN MOTOR COMPANY LIMITED ADR<<                                                               $     33,842
             258   OMNICARE INCORPORATED                                                                                  14,693
             426   PEP BOYS-MANNY, MOE & JACK                                                                              6,113
             119   RELIANCE STEEL & ALUMINUM COMPANY                                                                       7,677
             431   SCP POOL CORPORATION                                                                                   16,779
           8,107   SUMITOMO MITSUI FINANCIAL<<                                                                            76,561
               3   VISTEON CORPORATION                                                                                        20
              70   W.W. GRAINGER INCORPORATED                                                                              4,916

                                                                                                                         426,410
                                                                                                                    ------------

TOTAL COMMON STOCKS (COST $24,615,017)                                                                                30,334,093
                                                                                                                    ------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
US TREASURY SECURITIES - 63.34%

US TREASURY NOTES - 63.34%
$      1,345,000   US TREASURY NOTE<<                                                3.38%        12/15/2008           1,305,805
       8,130,000   US TREASURY NOTE<<                                                2.63         03/15/2009           7,690,793
         600,000   US TREASURY NOTE<<                                                5.50         05/15/2009             620,719
      13,965,000   US TREASURY NOTE<<                                                4.00         06/15/2009          13,774,071
       2,820,000   US TREASURY NOTE<<                                                3.38         09/15/2009           2,718,105
       3,700,000   US TREASURY NOTE                                                  3.50         11/15/2009           3,576,135
       1,000,000   US TREASURY NOTE                                                  3.63         01/15/2010             969,688
      12,905,000   US TREASURY NOTE<<                                                4.00         03/15/2010          12,687,228
       1,790,000   US TREASURY NOTE<<                                                4.13         08/15/2010           1,766,506
       9,355,000   US TREASURY NOTE<<                                                3.88         09/15/2010           9,128,431

                                                                                                                      54,237,481
                                                                                                                    ------------

TOTAL US TREASURY SECURITIES (COST $55,317,820)                                                                       54,237,481
                                                                                                                    ------------

COLLATERAL FOR SECURITIES LENDING - 47.77%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.12%
       1,199,643   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              1,199,643
         619,134   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       619,134

                                                                                                                       1,818,777
                                                                                                                    ------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 45.65%
$      2,000,000   AQUIFER FUNDING LIMITED                                           4.03         12/06/2005           1,998,880
       1,000,000   ATOMIUM FUNDING CORPORATION                                       4.09         12/14/2005             998,530
       2,000,000   BUCKINGHAM CDO LLC                                                4.04         12/02/2005           1,999,780
       1,500,000   CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                     4.07         12/07/2005           1,500,000
       1,000,000   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                  4.05         12/06/2005             999,440
       2,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                4.11         05/04/2006           1,993,180
       2,000,000   EUREKA SECURITIZATION INCORPORATED                                3.94         12/07/2005           1,998,660
       1,000,000   ING USA ANNUITY & LIFE INSURANCE+/-                               4.22         06/06/2006           1,000,000
       2,000,000   KLIO FUNDING CORPORATION                                          4.13         12/19/2005           1,995,880
       2,000,000   KLIO II FUNDING CORPORATION                                       4.02         12/01/2005           2,000,000
       2,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN+/-                            4.04         05/26/2006           2,000,280
       1,000,000   LIQUID FUNDING LIMITED+/-                                         4.06         12/19/2005           1,000,000
       1,000,000   LIQUID FUNDING LIMITED+/-                                         4.07         03/03/2006           1,000,000
       2,000,000   MORGAN STANLEY+/-                                                 4.14         01/13/2006           2,000,000
      11,600,000   MORGAN STANLEY REPURCHASE AGREEMENT
                   (MATURITY VALUE $11,601,295)                                      4.02         12/01/2005          11,600,000
       2,000,000   NATEXIS BANQUE POPULAIRES                                         4.06         02/01/2006           2,000,000
       1,000,000   PREMIUM ASSET TRUST SERIES 2001-2+/-                              4.35         03/28/2006           1,000,850

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      2,000,000   WHITE PINE FINANCE LLC SERIES MTN+/-                              4.04%        06/12/2006        $  2,000,320

                                                                                                                      39,085,800
                                                                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $40,871,188)                                                                                                    40,904,577
                                                                                                                    ------------
SHORT-TERM INVESTMENTS - 0.57%

US TREASURY BILLS - 0.57%
         492,000   US TREASURY BILL+<<^                                              3.79         12/08/2005             491,638
                                                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (COST $491,638)                                                                             491,638
                                                                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $121,295,663)*                                     147.11%                                                    $125,967,789

OTHER ASSETS AND LIABILITIES, NET                        (47.11)                                                     (40,340,610)
                                                         ------                                                     ------------

TOTAL NET ASSETS                                         100.00%                                                    $ 85,627,179
                                                         ------                                                     ------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 46.34%

AMUSEMENT & RECREATION SERVICES - 0.07%
              31   ALLIANCE GAMING CORPORATION+<<                                                                   $          370
             318   CHURCHILL DOWNS INCORPORATED                                                                             12,046
             835   HARRAH'S ENTERTAINMENT INCORPORATED                                                                      56,855
           2,114   INTERNATIONAL GAME TECHNOLOGY                                                                            62,046
             731   WESTWOOD ONE INCORPORATED                                                                                13,260

                                                                                                                           144,577
                                                                                                                    --------------
APPAREL & ACCESSORY STORES - 0.23%
             749   ABERCROMBIE & FITCH COMPANY CLASS A                                                                      45,929
             822   AEROPOSTALE INCORPORATED+<<                                                                              20,443
             848   CATO CORPORATION                                                                                         18,317
           2,011   CHARMING SHOPPES INCORPORATED+<<                                                                         23,629
           1,350   CHICO'S FAS INCORPORATED+                                                                                59,548
           3,642   GAP INCORPORATED                                                                                         63,298
           1,542   KOHL'S CORPORATION+                                                                                      70,932
           2,684   LIMITED BRANDS                                                                                           59,719
           1,554   NORDSTROM INCORPORATED                                                                                   57,312
           1,345   ROSS STORES INCORPORATED                                                                                 36,987

                                                                                                                           456,114
                                                                                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.26%
           6,461   BENETTON GROUP SPA ADR<<                                                                                143,757
             506   JONES APPAREL GROUP INCORPORATED                                                                         14,553
             829   LIZ CLAIBORNE INCORPORATED                                                                               28,915
           2,170   QUIKSILVER INCORPORATED+                                                                                 26,648
             642   VF CORPORATION                                                                                           36,369
           3,740   WACOAL CORPORATION ADR                                                                                  251,814
           1,214   WARNACO GROUP INCORPORATED+                                                                              29,828

                                                                                                                           531,884
                                                                                                                    --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.05%
             283   AUTOZONE INCORPORATED+                                                                                   25,204
             949   CARMAX INCORPORATED+<<                                                                                   26,021
             850   COPART INCORPORATED+                                                                                     21,403
             954   O'REILLY AUTOMOTIVE INCORPORATED+                                                                        29,040

                                                                                                                           101,668
                                                                                                                    --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.42%
             568   BEAZER HOMES USA INCORPORATED                                                                            39,743
             815   CENTEX CORPORATION<<                                                                                     58,558
           1,754   D.R. HORTON INCORPORATED                                                                                 62,162
             771   LENNAR CORPORATION CLASS A                                                                               44,471
              45   NVR INCORPORATED+<<                                                                                      30,926
           1,234   PULTE HOMES INCORPORATED                                                                                 51,371
          34,836   SEKISUI HOUSE LIMITED                                                                                   414,869
             624   STANDARD-PACIFIC CORPORATION<<                                                                           23,519
           3,765   VIVENDI UNIVERSAL SA ADR                                                                                108,997

                                                                                                                           834,616
                                                                                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.39%
           1,050   FASTENAL COMPANY                                                                                         41,685
          10,431   HOME DEPOT INCORPORATED                                                                                 435,807
           3,903   LOWE'S COMPANIES INCORPORATED                                                                           263,374

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
             822   SHERWIN-WILLIAMS COMPANY                                                                         $       36,037

                                                                                                                           776,903
                                                                                                                    --------------
BUSINESS SERVICES - 2.78%
             802   AARON RENTS INCORPORATED                                                                                 16,658
           2,834   ADOBE SYSTEMS INCORPORATED+<<                                                                            92,417
             876   ADVO INCORPORATED                                                                                        23,906
             537   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                     29,954
           1,488   AKAMAI TECHNOLOGIES INCORPORATED+                                                                        29,700
             751   ANSYS INCORPORATED+                                                                                      31,557
             537   ARBITRON INCORPORATED                                                                                    20,728
           1,580   AUTODESK INCORPORATED+                                                                                   65,918
           2,579   AUTOMATIC DATA PROCESSING INCORPORATED                                                                  121,213
             543   AVOCENT CORPORATION+                                                                                     15,932
           2,869   BEA SYSTEMS INCORPORATED+<<                                                                              25,161
           2,150   BISYS GROUP INCORPORATED+<<                                                                              28,810
             200   BLUE COAT SYSTEMS INCORPORATED+                                                                           9,058
           1,512   BMC SOFTWARE INCORPORATED+<<                                                                             30,981
             405   CACI INTERNATIONAL INCORPORATED CLASS A+                                                                 22,421
           2,234   CADENCE DESIGN SYSTEMS INCORPORATED+                                                                     38,291
              28   CCC INFORMATION SERVICES GROUP+                                                                             731
           6,053   CENDANT CORPORATION                                                                                     107,562
             544   CERNER CORPORATION+<<                                                                                    52,442
             712   CERTEGY INCORPORATED                                                                                     28,629
           1,105   CHECKFREE CORPORATION+                                                                                   51,769
             563   CHOICEPOINT INCORPORATED+                                                                                24,338
           1,377   CITRIX SYSTEMS INCORPORATED+                                                                             37,372
           2,550   CNET NETWORKS INCORPORATED+<<                                                                            38,224
             814   COGNEX CORPORATION                                                                                       25,185
           1,017   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      49,416
           2,902   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                           82,736
           1,073   COMPUTER SCIENCES CORPORATION+                                                                           53,897
           3,730   COMPUWARE CORPORATION+                                                                                   34,428
           1,699   CONVERGYS CORPORATION+                                                                                   28,203
             705   CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                                16,920
             964   DIGITAL INSIGHT CORPORATION+                                                                             31,928
             300   DIGITAL RIVER INCORPORATED+<<                                                                             7,776
             493   DST SYSTEMS INCORPORATED+                                                                                29,319
           5,966   EBAY INCORPORATED+                                                                                      267,336
           1,718   ELECTRONIC ARTS INCORPORATED+<<                                                                          96,826
           3,314   ELECTRONIC DATA SYSTEMS CORPORATION                                                                      76,388
             855   ELECTRONICS FOR IMAGING INCORPORATED+                                                                    23,880
             949   EQUIFAX INCORPORATED                                                                                     36,347
             606   F5 NETWORKS INCORPORATED+<<                                                                              32,015
             736   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                    28,498
             799   FAIR ISAAC CORPORATION<<                                                                                 36,610
             554   FILENET CORPORATION+<<                                                                                   14,925
           3,608   FIRST DATA CORPORATION                                                                                  156,118
           1,110   FISERV INCORPORATED+                                                                                     50,516
             585   HYPERION SOLUTIONS CORPORATION+                                                                          30,976
             305   IDX SYSTEMS CORPORATION+                                                                                 13,319
           1,450   IMS HEALTH INCORPORATED                                                                                  35,452
             290   INFOSPACE INCORPORATED+                                                                                   7,644
             583   INTERGRAPH CORPORATION+                                                                                  27,996
           1,647   INTERNET CAPITAL GROUP INCORPORATED+<<                                                                   13,670
           3,246   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           30,253
           1,006   INTUIT INCORPORATED+                                                                                     53,891
           3,179   JUNIPER NETWORKS INCORPORATED+                                                                           71,496
             327   KRONOS INCORPORATED+<<                                                                                   15,477
             801   LAMAR ADVERTISING COMPANY CLASS A+<<                                                                     37,126
             786   MANPOWER INCORPORATED                                                                                    36,510
           1,199   MCAFEE INCORPORATED+<<                                                                                   33,344

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
             675   MERCURY INTERACTIVE CORPORATION+                                                                 $       18,765
          47,296   MICROSOFT CORPORATION                                                                                 1,310,572
           1,011   MONSTER WORLDWIDE INCORPORATED+                                                                          39,328
           1,409   MPS GROUP INCORPORATED+                                                                                  17,711
           1,344   NCR CORPORATION+                                                                                         45,629
           3,177   NOVELL INCORPORATED+                                                                                     24,717
             858   OMNICOM GROUP INCORPORATED                                                                               72,552
          19,771   ORACLE CORPORATION+                                                                                     248,521
           1,344   RED HAT INCORPORATED+<<                                                                                  31,678
           6,597   RENTOKIL INITIAL PLC ADR<<                                                                               92,180
           1,478   REUTERS GROUP PLC ADR                                                                                    61,189
           1,302   ROBERT HALF INTERNATIONAL INCORPORATED                                                                   49,814
             763   SAFENET INCORPORATED+                                                                                    27,125
           3,052   SAP AG ADR<<                                                                                            137,798
           3,140   SIEBEL SYSTEMS INCORPORATED<<                                                                            32,970
             598   SRA INTERNATIONAL INCORPORATED CLASS A+                                                                  18,317
          23,236   SUN MICROSYSTEMS INCORPORATED+                                                                           87,600
           6,277   SYMANTEC CORPORATION+                                                                                   110,915
           1,268   SYNOPSYS INCORPORATED+                                                                                   24,751
           1,071   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                            19,546
             641   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                     18,653
             174   TRAVELZOO INCORPORATED+<<                                                                                 3,778
           1,795   UNISYS CORPORATION+                                                                                      11,039
           1,005   UNITED ONLINE INCORPORATED                                                                               14,181
             706   UNITED RENTALS INCORPORATED+<<                                                                           14,939
             916   USA MOBILITY INCORPORATED+                                                                               25,007
           2,436   VALUECLICK INCORPORATED+<<                                                                               45,992
           1,911   VERISIGN INCORPORATED+                                                                                   42,482
             375   WEBSENSE INCORPORATED+<<                                                                                 24,356
           1,205   WIND RIVER SYSTEMS INCORPORATED+                                                                         16,605
           1,708   WPP GROUP PLC ADR                                                                                        83,948
           7,213   YAHOO! INCORPORATED+                                                                                    290,179

                                                                                                                         5,593,030
                                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS - 4.35%
           7,109   ABBOTT LABORATORIES                                                                                     268,080
           1,176   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    69,584
           2,966   AKZO NOBEL NV ADR                                                                                       132,432
             543   ALBERTO-CULVER COMPANY CLASS B                                                                           23,610
           1,147   ALKERMES INCORPORATED+<<                                                                                 20,852
           6,263   AMGEN INCORPORATED+                                                                                     506,865
             735   ANDRX CORPORATION+                                                                                       13,076
           4,627   ASTRAZENECA PLC ADR                                                                                     213,073
             666   AVERY DENNISON CORPORATION                                                                               39,154
           2,760   AVON PRODUCTS INCORPORATED                                                                               75,486
           3,149   BASF AG ADR                                                                                             231,137
           3,454   BAYER AG ADR                                                                                            137,296
           1,938   BIOGEN IDEC INCORPORATED+                                                                                82,966
           9,651   BRISTOL-MYERS SQUIBB COMPANY<<                                                                          208,365
             510   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+<<                                                 23,236
           2,694   CHEMTURA CORPORATION                                                                                     32,463
             883   CHIRON CORPORATION+<<                                                                                    39,117
             844   CLOROX COMPANY<<                                                                                         45,812
           2,689   COLGATE PALMOLIVE COMPANY                                                                               146,604
           4,785   DOW CHEMICAL COMPANY                                                                                    216,521
           4,775   E.I. DU PONT DE NEMOURS & COMPANY                                                                       204,131
             667   EASTMAN CHEMICAL COMPANY                                                                                 36,905
           1,391   ECOLAB INCORPORATED                                                                                      46,279
           4,679   ELI LILLY & COMPANY                                                                                     236,289
             406   FMC CORPORATION+                                                                                         21,587
           1,743   FOREST LABORATORIES INCORPORATED+                                                                        68,099
           2,427   GENENTECH INCORPORATED+                                                                                 232,070

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           1,379   GENZYME CORPORATION+                                                                             $      102,515
           2,458   GILEAD SCIENCES INCORPORATED+                                                                           124,596
           7,860   GLAXOSMITHKLINE PLC ADR                                                                                 389,620
           1,036   HOSPIRA INCORPORATED+                                                                                    45,739
             479   IMCLONE SYSTEMS INCORPORATED+<<                                                                          15,524
             904   IMMUCOR INCORPORATED+                                                                                    22,392
             795   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          25,869
             394   INVITROGEN CORPORATION+                                                                                  26,260
           1,392   IVAX CORPORATION+                                                                                        41,704
             270   K-V PHARMACEUTICAL COMPANY CLASS A+<<                                                                     5,346
           1,610   KING PHARMACEUTICALS INCORPORATED+                                                                       25,325
             252   MARTEK BIOSCIENCES CORPORATION+<<                                                                         6,605
           1,178   MEDAREX INCORPORATED+                                                                                    12,322
             802   MEDICINES COMPANY+<<                                                                                     14,653
           1,736   MEDIMMUNE INCORPORATED+                                                                                  62,340
          10,361   MERCK & COMPANY INCORPORATED                                                                            304,613
           1,027   MGI PHARMA INCORPORATED+<<                                                                               20,273
           2,446   MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                 25,707
           1,725   MONSANTO COMPANY                                                                                        126,391
           1,842   MOSAIC COMPANY+                                                                                          24,941
           2,011   MYLAN LABORATORIES INCORPORATED                                                                          42,010
           9,409   NOVARTIS AG ADR                                                                                         493,032
             278   NOVEN PHARMACEUTICALS INCORPORATED+                                                                       3,756
           1,394   NOVO NORDISK A/S ADR                                                                                     74,802
             496   OSI PHARMACEUTICALS INCORPORATED+<<                                                                      12,028
              94   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                2,501
           1,097   PERRIGO COMPANY                                                                                          15,907
          37,337   PFIZER INCORPORATED                                                                                     791,544
           1,066   PPG INDUSTRIES INCORPORATED                                                                              64,738
           1,988   PRAXAIR INCORPORATED                                                                                    103,376
          17,251   PROCTER & GAMBLE COMPANY                                                                                986,585
             896   PROTEIN DESIGN LABS INCORPORATED+                                                                        24,954
           4,695   ROCHE HOLDING AG ADR                                                                                    352,844
           1,146   ROHM & HAAS COMPANY                                                                                      50,195
             394   SALIX PHARMACEUTICALS LIMITED+                                                                            7,632
           6,312   SANOFI-AVENTIS ADR<<                                                                                    253,806
           7,919   SCHERING-PLOUGH CORPORATION                                                                             152,995
             659   SEPRACOR INCORPORATED+<<                                                                                 36,232
           8,572   SHISEIDO COMPANY LIMITED ADR                                                                            138,407
             597   SIGMA-ALDRICH CORPORATION                                                                                39,426
           1,075   VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                   27,412
           6,573   WYETH                                                                                                   273,174

                                                                                                                         8,741,180
                                                                                                                    --------------
COAL MINING - 0.05%
             856   CONSOL ENERGY INCORPORATED                                                                               55,400
             803   MASSEY ENERGY COMPANY<<                                                                                  30,474
             217   PENN VIRGINIA CORPORATION                                                                                12,946

                                                                                                                            98,820
                                                                                                                    --------------
COMMUNICATIONS - 2.31%
           1,955   ALLTEL CORPORATION                                                                                      130,653
           2,585   AMERICAN TOWER CORPORATION CLASS A+                                                                      70,545
          20,990   AT&T INCORPORATED<<                                                                                     522,861
           2,926   AVAYA INCORPORATED+                                                                                      34,878
           9,244   BELLSOUTH CORPORATION<<                                                                                 251,991
           1,969   BRITISH SKY BROADCASTING GROUP PLC ADR                                                                   67,340
           2,859   BT GROUP PLC ADR                                                                                        106,040
           1,514   CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                              35,821
           1,376   CENTURYTEL INCORPORATED                                                                                  45,546

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS (continued)
           2,900   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                        $       94,424
          10,822   COMCAST CORPORATION CLASS A+                                                                            285,701
           2,231   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                  61,129
           8,578   DEUTSCHE TELEKOM AG ADR                                                                                 142,309
           4,232   DIRECTV GROUP INCORPORATED+                                                                              55,820
           1,784   ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                             46,099
             611   EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                                12,733
             306   EQUINIX INCORPORATED+<<                                                                                  12,215
           1,827   FOUNDRY NETWORKS INCORPORATED+                                                                           25,377
           4,103   FRANCE TELECOM SA ADR<<                                                                                 102,534
             791   GOLDEN TELECOM INCORPORATED                                                                              21,357
           2,497   GRAY TELEVISION INCORPORATED                                                                             22,273
           1,668   IAC INTERACTIVECORP+<<                                                                                   46,053
           1,645   LAGARDERE SCA ADR+                                                                                      116,751
             781   LIBERTY CORPORATION<<                                                                                    36,410
           2,925   LIBERTY GLOBAL INCORPORATED CLASS A+                                                                     65,257
           1,585   NEXTEL PARTNERS INCORPORATED CLASS A+                                                                    42,002
           4,218   NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR                                                             95,327
             904   NTL INCORPORATED+<<                                                                                      52,640
           5,597   NTT DOCOMO INCORPORATED ADR                                                                              87,649
           2,526   REED ELSEVIER PLC ADR                                                                                    89,951
           8,024   ROYAL KPN NV ADR                                                                                         79,277
          15,665   SPRINT NEXTEL CORPORATION                                                                               392,252
           4,282   TDC A/S ADR                                                                                             127,818
           4,970   TELEFONAKTIEBOLAGET LM ERICSSON ADR                                                                     161,923
           4,250   TELEFONICA SA ADR                                                                                       187,935
             450   TELEPHONE & DATA SYSTEMS INCORPORATED                                                                    16,447
           1,759   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                         53,175
          13,603   VERIZON COMMUNICATIONS INCORPORATED                                                                     435,024
          16,844   VODAFONE GROUP PLC ADR<<                                                                                362,988
           1,631   XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+<<                                                      47,723

                                                                                                                         4,644,248
                                                                                                                    --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.03%
             443   DYCOM INDUSTRIES INCORPORATED+                                                                            9,050
             705   EMCOR GROUP INCORPORATED+                                                                                49,879

                                                                                                                            58,929
                                                                                                                    --------------
DEPOSITORY INSTITUTIONS - 5.33%
           6,254   ABN AMRO HOLDING NV ADR                                                                                 153,598
           4,710   ALLIED IRISH BANKS PLC ADR                                                                              202,860
           1,466   AMCORE FINANCIAL INCORPORATED                                                                            45,842
           1,970   AMEGY BANCORPORATION INCORPORATED                                                                        47,044
           2,942   AMSOUTH BANCORPORATION                                                                                   78,228
          10,082   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                  177,746
          17,538   BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                222,557
             448   BANCTRUST FINANCIAL GROUP INCORPORATED<<                                                                  9,041
          20,354   BANK OF AMERICA CORPORATION                                                                             934,045
           4,348   BANK OF NEW YORK COMPANY INCORPORATED                                                                   140,875
             744   BANKUNITED FINANCIAL CORPORATION CLASS A                                                                 18,965
             661   BANNER CORPORATION                                                                                       20,848
           5,596   BARCLAYS PLC ADR<<                                                                                      228,149
           3,092   BB&T CORPORATION<<                                                                                      131,565
           6,217   BNP PARIBAS SA ADR                                                                                      246,273
           1,794   CASCADE BANCORP                                                                                          42,231
             828   CATHAY GENERAL BANCORPORATION<<                                                                          31,464
           1,729   CHITTENDEN CORPORATION<<                                                                                 51,472
          27,624   CITIGROUP INCORPORATED                                                                                1,341,145
           1,697   CITIZENS BANKING CORPORATION MICHIGAN                                                                    50,214
             998   CITY BANK LYNNWOOD WASHINGTON                                                                            34,381

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
             509   COASTAL FINANCIAL CORPORATION<<                                                                  $        6,836
           1,047   COMERICA INCORPORATED                                                                                    60,380
           1,045   COMMERCIAL FEDERAL CORPORATION                                                                           35,990
           2,057   COMMUNITY TRUST BANCORP<<                                                                                67,675
             714   CORUS BANKSHARES INCORPORATED                                                                            41,969
           2,282   DEUTSCHE BANK AG<<                                                                                      222,312
           2,176   DIME COMMUNITY BANCSHARES                                                                                32,227
             679   EAST WEST BANCORP INCORPORATED                                                                           25,693
           1,199   FARMERS CAPITAL BANK CORPORATION                                                                         38,788
           2,296   FIFTH THIRD BANCORP                                                                                      92,460
           1,225   FIRST HORIZON NATIONAL CORPORATION                                                                       47,677
           1,581   FIRST REPUBLIC BANK                                                                                      61,295
             558   FIRSTFED FINANCIAL CORPORATION+                                                                          29,206
           1,107   FLAGSTAR BANCORP INCORPORATED<<                                                                          16,682
           3,061   GOLD BANC CORPORATION INCORPORATED                                                                       55,404
           1,060   GOLDEN WEST FINANCIAL CORPORATION<<                                                                      68,677
             915   GREATER BAY BANCORP                                                                                      24,376
           4,642   HBOS PLC ADR                                                                                            210,251
           5,518   HSBC HOLDINGS PLC ADR                                                                                   441,109
           2,744   HUNTINGTON BANCSHARES INCORPORATED                                                                       65,746
           2,524   HYPO REAL ESTATE HOLDING AG ADR+                                                                        131,227
             683   INVESTORS FINANCIAL SERVICES CORPORATION<<                                                               25,783
          17,642   JP MORGAN CHASE & COMPANY                                                                               674,806
           2,366   KEYCORP                                                                                                  78,457
           5,009   LLOYDS TSB GROUP PLC ADR<<                                                                              163,444
           1,832   MARSHALL & ILSLEY CORPORATION                                                                            78,739
           2,610   MELLON FINANCIAL CORPORATION                                                                             87,800
             751   NASB FINANCIAL INCORPORATED                                                                              28,463
           2,088   NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                                   249,934
          26,918   NATIONAL BANK OF GREECE SA ADR<<                                                                        211,845
           2,691   NATIONAL CITY CORPORATION                                                                                91,252
           2,340   NBT BANCORP INCORPORATED                                                                                 53,516
           1,621   NORTHERN TRUST CORPORATION                                                                               85,410
           1,967   NORTHWEST BANCORP INCORPORATED                                                                           43,530
             994   OCEANFIRST FINANCIAL CORPORATION                                                                         23,955
           1,227   PNC FINANCIAL SERVICES GROUP                                                                             78,246
           2,497   PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                44,921
           3,039   REGIONS FINANCIAL CORPORATION                                                                           102,384
           3,884   REPUBLIC BANCORP INCORPORATED                                                                            48,241
             805   REPUBLIC BANCORP INCORPORATED CLASS A<<                                                                  16,535
             410   ROYAL BANCSHARES OF PENNSYLVANIA INCORPORATED CLASS A                                                     9,803
           6,476   SANPAOLO IMI SPA ADR<<                                                                                  195,640
           8,566   SOCIETE GENERALE ADR                                                                                    204,200
           2,671   SOVEREIGN BANCORP INCORPORATED                                                                           58,388
           1,600   STATE STREET CORPORATION                                                                                 92,304
           1,999   STERLING BANCORPORATION NEW YORK                                                                         39,784
           2,725   STERLING FINANCIAL CORPORATION                                                                           57,743
           1,657   SUNTRUST BANKS INCORPORATED                                                                             120,530
             734   SVB FINANCIAL GROUP+                                                                                     35,298
           2,333   SYNOVUS FINANCIAL CORPORATION                                                                            65,674
           1,149   TOMPKINS TRUST COMPANY INCORPORATED                                                                      51,935
           1,466   UMPQUA HOLDINGS CORPORATION                                                                              38,732
           1,748   UNITED COMMUNITY FINANCIAL CORPORATION                                                                   20,609
          10,016   US BANCORP                                                                                              303,284
           1,886   USB HOLDING COMPANY INCORPORATED                                                                         41,115
           7,806   WACHOVIA CORPORATION                                                                                    416,840
           4,560   WASHINGTON MUTUAL INCORPORATED                                                                          187,826
           1,287   WEST COAST BANCORP OREGON                                                                                33,912
           5,548   WESTPAC BANKING CORPORATION ADR                                                                         458,820
             914   WINTRUST FINANCIAL CORPORATION                                                                           51,348
             790   ZIONS BANCORPORATION                                                                                     59,748

                                                                                                                        10,715,317
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
EATING & DRINKING PLACES - 0.27%
           1,044   BOB EVANS FARMS INCORPORATED                                                                     $       25,244
           1,243   CHEESECAKE FACTORY INCORPORATED+                                                                         45,543
           1,279   DARDEN RESTAURANTS INCORPORATED                                                                          45,763
             717   IHOP CORPORATION                                                                                         34,273
             531   JACK IN THE BOX INCORPORATED+                                                                            17,842
           6,811   MCDONALD'S CORPORATION                                                                                  230,552
             922   WENDY'S INTERNATIONAL INCORPORATED<<                                                                     46,819
           1,851   YUM! BRANDS INCORPORATED                                                                                 90,310

                                                                                                                           536,346
                                                                                                                    --------------
EDUCATIONAL SERVICES - 0.05%
             993   APOLLO GROUP INCORPORATED CLASS A+<<                                                                     70,701
             872   CAREER EDUCATION CORPORATION+                                                                            32,526

                                                                                                                           103,227
                                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES - 2.25%
           4,906   AES CORPORATION+                                                                                         77,368
           2,886   ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                  24,271
           1,382   AMEREN CORPORATION                                                                                       72,500
           2,232   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             81,557
           5,185   BG GROUP PLC ADR<<                                                                                      242,710
             827   BLACK HILLS CORPORATION                                                                                  30,227
           2,997   CALPINE CORPORATION+<<                                                                                    1,528
           3,870   CENTERPOINT ENERGY INCORPORATED<<                                                                        51,161
           1,192   CH ENERGY GROUP INCORPORATED                                                                             55,666
           1,320   CINERGY CORPORATION                                                                                      54,226
           3,369   CMS ENERGY CORPORATION+                                                                                  47,099
           1,190   CONSTELLATION ENERGY GROUP INCORPORATED                                                                  63,058
           1,698   DOMINION RESOURCES INCORPORATED                                                                         128,963
           1,071   DTE ENERGY COMPANY                                                                                       46,738
           5,779   DUKE ENERGY CORPORATION<<                                                                               155,224
           7,139   E.ON AG ADR<<                                                                                           225,949
           2,374   EDISON INTERNATIONAL                                                                                    107,115
           5,695   EL PASO CORPORATION                                                                                      62,588
           6,332   ENDESA SA ADR<<                                                                                         164,379
           4,795   ENEL SPA ADR                                                                                            188,204
           1,023   ENTERGY CORPORATION                                                                                      71,610
           3,576   EXELON CORPORATION                                                                                      186,095
           1,764   FIRSTENERGY CORPORATION                                                                                  82,837
           2,230   FPL GROUP INCORPORATED                                                                                   94,530
          97,244   HONG KONG & CHINA GAS COMPANY LIMITED ADR                                                               206,284
          14,610   HONG KONG ELECTRIC HOLDINGS LIMITED ADR<<                                                                71,310
           1,832   INTERNATIONAL POWER PLC ADR+<<                                                                           78,959
             866   KINDER MORGAN INCORPORATED                                                                               78,460
             791   MIDDLESEX WATER COMPANY                                                                                  15,069
           3,791   NATIONAL GRID PLC ADR                                                                                   175,599
             250   NICOR INCORPORATED<<                                                                                     10,025
           3,010   NISOURCE INCORPORATED                                                                                    64,805
           1,929   PG&E CORPORATION                                                                                         70,949
              49   PICO HOLDINGS INCORPORATED+                                                                               1,654
           1,039   PINNACLE WEST CAPITAL CORPORATION                                                                        43,108
           2,386   PPL CORPORATION                                                                                          70,148
           1,500   PROGRESS ENERGY INCORPORATED<<                                                                           67,170
           1,539   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             96,526
           2,941   RELIANT ENERGY INCORPORATED+<<                                                                           26,940
           4,452   SCOTTISH POWER PLC ADR                                                                                  163,433
           1,269   SEMPRA ENERGY                                                                                            55,773
           3,849   SOUTHERN COMPANY<<                                                                                      133,599
           4,791   SUEZ SA ADR<<                                                                                           136,208
           1,453   TXU CORPORATION                                                                                         149,121

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
           1,155   UIL HOLDINGS CORPORATION                                                                         $       55,810
           9,783   UNITED UTILITIES PLC ADR<<                                                                              225,009
           1,983   WASTE MANAGEMENT INCORPORATED                                                                            59,311
           3,597   WILLIAMS COMPANIES INCORPORATED                                                                          77,335
           3,719   XCEL ENERGY INCORPORATED<<                                                                               68,839

                                                                                                                         4,517,047
                                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.94%
           2,547   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   66,680
           4,029   ALCATEL SA ADR+<<                                                                                        49,718
           2,111   ALTERA CORPORATION+                                                                                      38,547
           1,802   AMERICAN POWER CONVERSION CORPORATION                                                                    40,383
             895   AMETEK INCORPORATED                                                                                      38,136
           2,016   ANALOG DEVICES INCORPORATED                                                                              76,447
           1,649   ANDREW CORPORATION+                                                                                      18,024
             644   ATMI INCORPORATED+                                                                                       18,425
             777   BENCHMARK ELECTRONICS INCORPORATED+<<                                                                    23,815
           1,645   BROADCOM CORPORATION CLASS A+                                                                            76,558
           2,959   CANON INCORPORATED ADR<<                                                                                166,503
           7,713   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+<<                                                     57,925
          32,071   CISCO SYSTEMS INCORPORATED+                                                                             562,525
           1,350   COMVERSE TECHNOLOGY INCORPORATED+                                                                        35,383
             642   CREE INCORPORATED+<<                                                                                     17,225
             373   CYMER INCORPORATED+                                                                                      14,256
             974   DSP GROUP INCORPORATED+                                                                                  25,324
           2,048   ELECTROLUX AB ADR CLASS B                                                                                95,317
           1,696   EMERSON ELECTRIC COMPANY                                                                                128,235
           1,385   FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                            35,733
           4,114   FUJITSU LIMITED ADR                                                                                     150,594
          55,572   GENERAL ELECTRIC COMPANY                                                                              1,985,032
             398   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             38,805
             309   HUTCHINSON TECHNOLOGY INCORPORATED+                                                                       8,834
             790   IMATION CORPORATION                                                                                      34,728
           5,033   INFINEON TECHNOLOGIES AG ADR+                                                                            45,045
          30,254   INTEL CORPORATION                                                                                       807,177
             323   INTER-TEL INCORPORATED<<                                                                                  6,599
             425   INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                  8,279
             349   INTERNATIONAL RECTIFIER CORPORATION+                                                                     12,376
           1,463   INTERSIL CORPORATION CLASS A<<                                                                           37,526
           1,440   JABIL CIRCUIT INCORPORATED+                                                                              47,693
           9,382   JDS UNIPHASE CORPORATION+                                                                                24,112
           1,234   KLA-TENCOR CORPORATION                                                                                   63,168
           2,421   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES<<                                                   67,643
             692   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 51,554
           1,707   LINEAR TECHNOLOGY CORPORATION                                                                            63,688
             299   LITTELFUSE INCORPORATED+                                                                                  7,756
           3,589   LSI LOGIC CORPORATION+                                                                                   29,466
          23,357   LUCENT TECHNOLOGIES INCORPORATED+<<                                                                      65,166
           9,403   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                      189,753
           1,642   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   60,015
             434   MAYTAG CORPORATION                                                                                        7,717
           1,532   MICROCHIP TECHNOLOGY INCORPORATED                                                                        51,107
           3,847   MICRON TECHNOLOGY INCORPORATED+                                                                          54,858
          21,976   MINEBEA COMPANY LIMITED ADR                                                                             239,127
           1,044   MOLEX INCORPORATED                                                                                       27,969
          12,746   MOTOROLA INCORPORATED                                                                                   307,051
           2,436   NATIONAL SEMICONDUCTOR CORPORATION                                                                       63,044
           2,106   NETWORK APPLIANCE INCORPORATED+<<                                                                        61,327
          10,737   NOKIA OYJ ADR<<                                                                                         183,388
             832   NOVELLUS SYSTEMS INCORPORATED+<<                                                                         20,525
           1,351   NVIDIA CORPORATION+                                                                                      48,866
           4,635   OMRON CORPORATION                                                                                       105,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
             361   OPENWAVE SYSTEMS INCORPORATED+<<                                                                 $        5,996
           5,127   PIONEER CORPORATION                                                                                      70,701
             720   QLOGIC CORPORATION+                                                                                      23,803
           8,236   QUALCOMM INCORPORATED                                                                                   374,491
           1,018   RAMBUS INCORPORATED+                                                                                     17,092
           1,339   ROCKWELL COLLINS INCORPORATED                                                                            61,192
             369   ROGERS CORPORATION+                                                                                      14,133
           2,830   SANMINA-SCI CORPORATION+                                                                                 11,716
           1,287   SCIENTIFIC-ATLANTA INCORPORATED                                                                          54,466
             354   SKYWORKS SOLUTIONS INCORPORATED+                                                                          1,908
             644   SOHU.COM INCORPORATED+                                                                                   12,236
           3,872   SONY CORPORATION ADR                                                                                    143,303
           1,359   TDK CORPORATION ADR<<                                                                                   112,797
           3,572   TELLABS INCORPORATED+                                                                                    36,649
           8,221   TEXAS INSTRUMENTS INCORPORATED                                                                          267,018
             988   THOMAS & BETTS CORPORATION+                                                                              39,559
             379   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                                16,684
             396   WHIRLPOOL CORPORATION<<                                                                                  32,413
           2,169   XILINX INCORPORATED                                                                                      57,348

                                                                                                                         7,914,402
                                                                                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.26%
             764   AMERICAN HEALTHWAYS INCORPORATED+<<                                                                      33,929
             958   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                   35,839
             620   APPLERA CORPORATION-CELERA GENOMICS GROUP+<<                                                              7,700
           1,038   CELGENE CORPORATION+<<                                                                                   63,235
             469   CEPHALON INCORPORATED+<<                                                                                 23,849
             472   CORPORATE EXECUTIVE BOARD COMPANY<<                                                                      40,833
             143   ERESEARCH TECHNOLOGY INCORPORATED+<<                                                                      1,850
             789   FLUOR CORPORATION                                                                                        58,465
             491   GEN-PROBE INCORPORATED+                                                                                  22,669
           1,294   MOODY'S CORPORATION                                                                                      77,834
             555   NAVIGANT CONSULTING INCORPORATED+<<                                                                      11,328
           1,670   PAYCHEX INCORPORATED                                                                                     70,825
             369   PER-SE TECHNOLOGIES INCORPORATED+                                                                         8,443
             732   QUEST DIAGNOSTICS INCORPORATED                                                                           36,666
             885   RESOURCES CONNECTION INCORPORATED+<<                                                                     25,700
             365   TELIK INCORPORATED+<<                                                                                     6,125

                                                                                                                           525,290
                                                                                                                    --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.14%
             995   BALL CORPORATION                                                                                         41,014
             915   FORTUNE BRANDS INCORPORATED                                                                              71,333
             806   ILLINOIS TOOL WORKS INCORPORATED                                                                         71,146
             621   NCI BUILDING SYSTEMS INCORPORATED+<<                                                                     27,045
             626   SIMPSON MANUFACTURING COMPANY INCORPORATED<<                                                             25,653
           1,087   SNAP-ON INCORPORATED                                                                                     40,621

                                                                                                                           276,812
                                                                                                                    --------------
FINANCIAL SERVICES - 0.02%
           2,381   JANUS CAPITAL GROUP INCORPORATED                                                                         45,644
                                                                                                                    --------------
FOOD & KINDRED PRODUCTS - 1.51%
             397   AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                  2,457
           2,801   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   122,516
           3,812   ARCHER-DANIELS-MIDLAND COMPANY                                                                           89,849
           4,600   CADBURY SCHWEPPES PLC ADR                                                                               177,468
           1,652   CAMPBELL SOUP COMPANY                                                                                    49,907
           9,609   COCA-COLA COMPANY                                                                                       410,208

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (continued)
           1,954   COCA-COLA ENTERPRISES INCORPORATED                                                               $       37,556
          17,300   COMPASS GROUP PLC ADR<<                                                                                  63,166
           3,545   CONAGRA FOODS INCORPORATED<<                                                                             76,218
           4,322   DIAGEO PLC ADR                                                                                          251,324
           1,495   GENERAL MILLS INCORPORATED                                                                               71,057
             460   HANSEN NATURAL CORPORATION+<<                                                                            35,719
           1,154   HERCULES INCORPORATED+                                                                                   13,571
           1,104   HERSHEY FOODS CORPORATION                                                                                59,881
           1,681   HJ HEINZ COMPANY                                                                                         58,364
             919   J & J SNACK FOODS CORPORATION                                                                            55,820
           1,532   KELLOGG COMPANY                                                                                          67,515
          17,801   KIRIN BREWERY COMPANY LIMITED ADR<<                                                                     189,759
             355   NATIONAL BEVERAGE CORPORATION+                                                                            2,659
           7,428   NESTLE SA ADR                                                                                           550,892
             906   PEPSI BOTTLING GROUP INCORPORATED                                                                        26,727
           7,929   PEPSICO INCORPORATED                                                                                    469,397
             264   SANDERSON FARMS INCORPORATED                                                                              9,404
           4,714   SARA LEE CORPORATION                                                                                     85,135
             972   WM. WRIGLEY JR. COMPANY                                                                                  66,669

                                                                                                                         3,043,238
                                                                                                                    --------------
FOOD STORES - 0.44%
           2,084   ALBERTSON'S INCORPORATED<<                                                                               48,974
           3,849   COLES MYER LIMITED ADR                                                                                  227,745
           9,193   KONINKLIJKE AHOLD NV ADR+                                                                                68,580
           4,124   KROGER COMPANY+                                                                                          80,253
           2,354   SAFEWAY INCORPORATED<<                                                                                   54,730
           4,784   STARBUCKS CORPORATION+                                                                                  145,673
          12,714   TESCO PLC ADR                                                                                           199,984
             458   WHOLE FOODS MARKET INCORPORATED<<                                                                        67,454

                                                                                                                           893,393
                                                                                                                    --------------
FORESTRY - 0.03%
           1,033   WEYERHAEUSER COMPANY                                                                                     68,498
                                                                                                                    --------------
FURNITURE & FIXTURES - 0.10%
             589   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                              11,751
             287   HILLENBRAND INDUSTRIES INCORPORATED<<                                                                    13,948
           1,839   LEGGETT & PLATT INCORPORATED<<                                                                           43,180
           2,655   MASCO CORPORATION                                                                                        79,039
           2,098   NEWELL RUBBERMAID INCORPORATED                                                                           48,401
              29   SELECT COMFORT CORPORATION+<<                                                                               695

                                                                                                                           197,014
                                                                                                                    --------------
GENERAL MERCHANDISE STORES - 0.59%
           1,997   DOLLAR GENERAL CORPORATION                                                                               37,763
             835   FAMILY DOLLAR STORES INCORPORATED<<                                                                      18,796
           1,546   FEDERATED DEPARTMENT STORES INCORPORATED                                                                 99,609
             624   FRED'S INCORPORATED                                                                                      10,365
           1,526   JC PENNEY COMPANY INCORPORATED                                                                           80,069
             671   SEARS HOLDINGS CORPORATION+                                                                              77,178
           4,398   TARGET CORPORATION                                                                                      235,337
           2,722   TJX COMPANIES INCORPORATED                                                                               61,000
          11,543   WAL-MART STORES INCORPORATED                                                                            560,528

                                                                                                                         1,180,645
                                                                                                                    --------------
HEALTH SERVICES - 0.33%
             537   APRIA HEALTHCARE GROUP INCORPORATED+                                                                     13,135

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES (continued)
           2,577   CAREMARK RX INCORPORATED+                                                                        $      132,432
             869   DAVITA INCORPORATED+                                                                                     45,614
           2,079   HCA INCORPORATED                                                                                        106,008
           1,578   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                       36,957
           1,439   HUMAN GENOME SCIENCES INCORPORATED+<<                                                                    13,311
             687   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              35,648
             630   LIFEPOINT HOSPITALS INCORPORATED+                                                                        23,971
             633   LINCARE HOLDINGS INCORPORATED+                                                                           27,175
             677   MANOR CARE INCORPORATED                                                                                  26,694
           1,003   NEKTAR THERAPEUTICS+<<                                                                                   16,870
             223   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    18,857
             414   SIERRA HEALTH SERVICES INCORPORATED+                                                                     32,383
           3,674   TENET HEALTHCARE CORPORATION+                                                                            28,731
             791   TRIAD HOSPITALS INCORPORATED+                                                                            33,744
             673   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                                   23,360
           1,262   VALEANT PHARMACEUTICALS INTERNATIONAL                                                                    20,798
             863   WATSON PHARMACEUTICALS INCORPORATED+                                                                     28,790

                                                                                                                           664,478
                                                                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES - 1.02%
             612   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                             51,408
             700   AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                            20,783
           1,217   AMLI RESIDENTIAL PROPERTIES TRUST<<                                                                      45,735
           1,935   BRANDYWINE REALTY TRUST<<                                                                                56,076
           1,653   CARRAMERICA REALTY CORPORATION                                                                           58,351
           1,432   COLONIAL PROPERTIES TRUST<<                                                                              62,908
           1,371   CORPORATE OFFICE PROPERTIES TRUST<<                                                                      49,466
             959   COUSINS PROPERTIES INCORPORATED<<                                                                        26,699
           1,611   DISCOVERY HOLDING COMPANY CLASS A+<<                                                                     25,148
           1,895   EASTGROUP PROPERTIES INCORPORATED<<                                                                      85,521
           1,412   ENTERTAINMENT PROPERTIES TRUST                                                                           60,405
             947   EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                 43,903
             152   FELCOR LODGING TRUST INCORPORATED<<                                                                       2,581
           1,681   GENERAL GROWTH PROPERTIES INCORPORATED                                                                   76,687
           1,439   HEALTHCARE REALTY TRUST INCORPORATED                                                                     50,394
           1,676   HERITAGE PROPERTY INVESTMENT TRUST<<                                                                     56,397
             352   IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                    4,048
           1,282   KILROY REALTY CORPORATION<<                                                                              78,971
           1,598   LASALLE HOTEL PROPERTIES                                                                                 53,789
           1,871   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                           90,875
          17,999   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR<<                                                       227,687
           1,999   NATIONAL HEALTH INVESTORS INCORPORATED                                                                   55,272
             730   NOVASTAR FINANCIAL INCORPORATED<<                                                                        20,433
           1,515   PARKWAY PROPERTIES INCORPORATED                                                                          63,327
           1,424   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                52,588
           1,612   PLUM CREEK TIMBER COMPANY                                                                                62,804
           1,149   PS BUSINESS PARKS INCORPORATED                                                                           54,118
           2,504   REALTY INCORPORATEDOME CORPORATION                                                                       56,691
             468   SAUL CENTERS INCORPORATED                                                                                17,442
           1,771   SOVRAN SELF STORAGE INCORPORATED<<                                                                       87,930
          27,825   SUN HUNG KAI PROPERTIES                                                                                 265,164
           1,458   TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                             40,080
           1,691   WASHINGTON REAL ESTATE INVESTMENT TRUST                                                                  52,911

                                                                                                                         2,056,592
                                                                                                                    --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.16%
           1,633   BED BATH & BEYOND INCORPORATED+                                                                          69,664
           2,178   BEST BUY COMPANY INCORPORATED                                                                           105,067
           1,905   CIRCUIT CITY STORES INCORPORATED                                                                         39,871
             546   GUITAR CENTER INCORPORATED+<<                                                                            28,796

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
             455   LINENS 'N THINGS INCORPORATED+<<                                                                 $       11,652
           1,027   RADIO SHACK CORPORATION                                                                                  23,426
             856   WILLIAMS-SONOMA INCORPORATED+<<                                                                          37,142

                                                                                                                           315,618
                                                                                                                    --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.14%
             751   GAYLORD ENTERTAINMENT COMPANY+                                                                           32,488
           3,340   HILTON HOTELS CORPORATION                                                                                73,213
           1,217   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              78,630
           1,524   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         92,202

                                                                                                                           276,533
                                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.30%
           3,155   3M COMPANY                                                                                              247,604
           1,327   AMERICAN STANDARD COMPANIES INCORPORATED                                                                 50,532
           4,312   APPLE COMPUTER INCORPORATED+                                                                            292,440
           9,014   APPLIED MATERIALS INCORPORATED                                                                          163,244
           1,757   BAKER HUGHES INCORPORATED                                                                               100,764
             542   BLACK & DECKER CORPORATION                                                                               47,593
             235   BLACK BOX CORPORATION<<                                                                                  10,977
             378   BRIGGS & STRATTON CORPORATION                                                                            13,680
             130   BROOKS AUTOMATION INCORPORATED+                                                                           1,672
           3,354   CATERPILLAR INCORPORATED                                                                                193,794
             344   CDW CORPORATION<<                                                                                        20,176
           1,029   DEERE & COMPANY                                                                                          71,361
          12,139   DELL INCORPORATED+                                                                                      366,112
           1,110   DOVER CORPORATION                                                                                        44,900
             766   EATON CORPORATION                                                                                        48,810
          13,167   EMC CORPORATION+                                                                                        183,416
           1,027   EMULEX CORPORATION+                                                                                      20,468
             637   ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                  25,741
           1,263   ENTEGRIS INCORPORATED+                                                                                   12,756
           1,049   FLOWSERVE CORPORATION+                                                                                   39,191
           1,512   GATEWAY INCORPORATED+<<                                                                                   4,596
             740   GLOBAL IMAGING SYSTEMS INCORPORATED+<<                                                                   26,951
          14,608   HEWLETT-PACKARD COMPANY                                                                                 433,419
             622   IDEX CORPORATION                                                                                         27,455
           7,828   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             695,909
             912   JOY GLOBAL INCORPORATED                                                                                  48,236
             494   KENNAMETAL INCORPORATED                                                                                  27,066
           3,090   KOMATSU LIMITED ADR<<                                                                                   172,712
           1,186   LAM RESEARCH CORPORATION+                                                                                44,522
             674   LEXMARK INTERNATIONAL INCORPORATED+                                                                      32,096
           9,036   MAKITA CORPORATION                                                                                      223,189
             700   MANITOWOC COMPANY INCORPORATED                                                                           35,070
          12,147   NEC CORPORATION ADR                                                                                      73,125
             402   NORDSON CORPORATION<<                                                                                    16,008
           1,088   OIL STATES INTERNATIONAL INCORPORATED+                                                                   37,057
             873   PALL CORPORATION                                                                                         24,235
             308   PALM INCORPORATED+                                                                                        8,741
             540   PARKER HANNIFIN CORPORATION                                                                              36,941
             828   PITNEY BOWES INCORPORATED                                                                                34,495
           1,228   SANDISK CORPORATION+<<                                                                                   62,702
           1,380   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                    39,095
           2,802   SIEMENS AG ADR<<                                                                                        211,747
           1,354   SMITH INTERNATIONAL INCORPORATED                                                                         51,168
           7,832   SOLECTRON CORPORATION+                                                                                   28,117
             736   SPX CORPORATION                                                                                          34,651
             747   STANLEY WORKS                                                                                            35,856
           1,725   SYMBOL TECHNOLOGIES INCORPORATED<<                                                                       19,717

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
             766   TEREX CORPORATION+                                                                               $       47,201
             720   TORO COMPANY                                                                                             28,937
           1,043   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                   53,005
           1,896   WESTERN DIGITAL CORPORATION+<<                                                                           28,288
             487   ZEBRA TECHNOLOGIES CORPORATION CLASS A+<<                                                                21,978

                                                                                                                         4,619,516
                                                                                                                    --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.15%
           2,182   AON CORPORATION                                                                                          79,447
             525   JEFFERSON-PILOT CORPORATION                                                                              29,164
           2,777   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  85,781
             983   NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                49,868
           2,729   UNUMPROVIDENT CORPORATION                                                                                60,038

                                                                                                                           304,298
                                                                                                                    --------------
INSURANCE CARRIERS - 2.22%
           3,178   AEGON NV ADR<<                                                                                           50,149
           1,497   AETNA INCORPORATED                                                                                      138,458
           2,475   AFLAC INCORPORATED                                                                                      118,800
           6,761   ALLIANZ AG ADR                                                                                           98,035
             811   ALLMERICA FINANCIAL CORPORATION                                                                          32,399
           2,837   ALLSTATE CORPORATION                                                                                    159,156
             593   AMBAC FINANCIAL GROUP INCORPORATED                                                                       45,477
          11,639   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               781,442
             842   AMERIGROUP CORPORATION+                                                                                  15,712
           2,979   AXA ADR<<                                                                                                89,489
             965   CHUBB CORPORATION                                                                                        93,451
             627   CIGNA CORPORATION                                                                                        70,550
           1,356   CINCINNATI FINANCIAL CORPORATION                                                                         60,383
             611   COMMERCE GROUP INCORPORATED                                                                              35,475
           1,088   FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                 41,148
             190   FIDELITY NATIONAL TITLE GROUP, INCORPORATED                                                               4,332
           1,414   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          123,541
           1,016   HEALTH NET INCORPORATED+                                                                                 51,846
           5,215   ING GROUP NV ADR<<                                                                                      168,653
           1,101   LINCOLN NATIONAL CORPORATION                                                                             57,230
             961   LOEWS CORPORATION                                                                                        92,813
             839   MBIA INCORPORATED                                                                                        51,833
           2,280   METLIFE INCORPORATED                                                                                    117,283
             443   MGIC INVESTMENT CORPORATION                                                                              28,839
           2,328   MILLEA HOLDINGS INCORPORATED                                                                            191,245
           1,508   OHIO CASUALTY CORPORATION                                                                                44,637
             567   PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                                  48,785
             491   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+<<                                                         47,583
           2,007   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  101,695
             915   PROASSURANCE CORPORATION+<<                                                                              45,549
           1,020   PROGRESSIVE CORPORATION                                                                                 125,450
           3,124   PRUDENTIAL FINANCIAL INCORPORATED                                                                       241,798
             591   RADIAN GROUP INCORPORATED                                                                                33,427
             787   RLI CORPORATION<<                                                                                        41,081
           1,089   SAFECO CORPORATION                                                                                       61,256
             906   SELECTIVE INSURANCE GROUP INCORPORATED                                                                   50,709
           3,410   ST. PAUL COMPANIES INCORPORATED                                                                         158,667
           1,628   SWISS REINSURANCE COMPANY ADR<<                                                                         120,244
             562   TORCHMARK CORPORATION                                                                                    30,415
           6,136   UNITEDHEALTH GROUP INCORPORATED                                                                         367,301
           3,036   WELLPOINT INCORPORATED+                                                                                 233,256

                                                                                                                         4,469,592
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
             792   CORRECTIONS CORPORATION OF AMERICA+                                                              $       35,189
                                                                                                                    --------------
LEATHER & LEATHER PRODUCTS - 0.04%
           2,582   COACH INCORPORATED+                                                                                      88,898
                                                                                                                    --------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.02%
           1,774   LAIDLAW INTERNATIONAL INCORPORATED                                                                       38,354
                                                                                                                    --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.04%
             506   CHAMPION ENTERPRISES INCORPORATED+                                                                        7,322
           1,589   GEORGIA-PACIFIC CORPORATION                                                                              75,144

                                                                                                                            82,466
                                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.27%
           1,018   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                  43,173
           4,706   ADVANTEST CORPORATION ADR<<                                                                             106,638
             610   AFFYMETRIX INCORPORATED+<<                                                                               30,036
           2,905   AGILENT TECHNOLOGIES INCORPORATED+                                                                      103,592
             621   ALLERGAN INCORPORATED                                                                                    62,100
           1,208   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                        22,227
           1,222   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             33,703
             496   ARMOR HOLDINGS INCORPORATED+<<                                                                           21,769
             405   BAUSCH & LOMB INCORPORATED                                                                               32,910
           3,108   BAXTER INTERNATIONAL INCORPORATED                                                                       120,870
           1,411   BECTON DICKINSON & COMPANY                                                                               82,163
           1,263   BIOMET INCORPORATED                                                                                      44,988
           3,617   BOSTON SCIENTIFIC CORPORATION+                                                                           95,778
             788   C.R. BARD INCORPORATED                                                                                   51,118
             194   COOPER COMPANIES INCORPORATED<<                                                                          10,631
           1,327   DANAHER CORPORATION<<                                                                                    73,648
           1,807   EASTMAN KODAK COMPANY<<                                                                                  43,314
             441   ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                12,943
           4,939   FUJI PHOTO FILM COMPANY LIMITED ADR<<                                                                   158,048
           1,683   GUIDANT CORPORATION                                                                                     103,807
             550   II-VI INCORPORATED+<<                                                                                    10,522
             610   INTEGRA LIFESCIENCES HOLDINGS+<<                                                                         22,289
              83   LASERSCOPE+<<                                                                                             1,786
           5,747   MEDTRONIC INCORPORATED                                                                                  319,361
             393   MENTOR CORPORATION<<                                                                                     19,155
             439   MILLIPORE CORPORATION+<<                                                                                 27,991
           1,590   PERKINELMER INCORPORATED                                                                                 36,268
           2,683   RAYTHEON COMPANY                                                                                        103,081
             893   RICOH COMPANY LIMITED ADR<<                                                                              79,030
           1,158   ROCKWELL AUTOMATION INCORPORATED                                                                         65,346
           1,956   ST. JUDE MEDICAL INCORPORATED+                                                                           93,438
           1,272   STERIS CORPORATION                                                                                       31,953
           1,666   STRYKER CORPORATION                                                                                      72,138
             842   SYBRON DENTAL SPECIALTIES INCORPORATED+<<                                                                36,829
             481   TECHNE CORPORATION+<<                                                                                    26,580
             890   TEKTRONIX INCORPORATED                                                                                   22,775
           1,839   TERADYNE INCORPORATED+<<                                                                                 26,905
           1,129   THERMO ELECTRON CORPORATION+                                                                             34,830
             919   TRIMBLE NAVIGATION LIMITED+                                                                              29,941
             378   VARIAN INCORPORATED+                                                                                     15,861
           1,152   VIASYS HEALTHCARE INCORPORATED+                                                                          31,450
             714   WATERS CORPORATION+                                                                                      28,010
             766   WRIGHT MEDICAL GROUP INCORPORATED+                                                                       14,853
           5,075   XEROX CORPORATION+<<                                                                                     72,065
           1,298   ZIMMER HOLDINGS INCORPORATED+                                                                            81,346

                                                                                                                         2,557,259
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEDICAL MANAGEMENT SERVICES - 0.02%
             645   COVENTRY HEALTH CARE INCORPORATED+                                                               $       38,423
                                                                                                                    --------------
METAL MINING - 0.27%
           1,330   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      69,306
           2,556   NEWMONT MINING CORPORATION                                                                              117,883
             645   PHELPS DODGE CORPORATION                                                                                 87,507
           1,629   RIO TINTO PLC ADR                                                                                       265,348

                                                                                                                           540,044
                                                                                                                    --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
             992   VULCAN MATERIALS COMPANY                                                                                 66,166
                                                                                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.57%
             215   ACCO BRANDS CORPORATION+                                                                                  4,956
             758   BLYTH INCORPORATED                                                                                       15,008
           1,426   HASBRO INCORPORATED                                                                                      29,119
          15,795   JOHNSON & JOHNSON                                                                                       975,341
           2,960   MATTEL INCORPORATED                                                                                      49,284
             478   RC2 CORPORATION+                                                                                         16,893
           1,125   TIFFANY & COMPANY                                                                                        45,787
             586   YANKEE CANDLE COMPANY INCORPORATED                                                                       14,855

                                                                                                                         1,151,243
                                                                                                                    --------------
MISCELLANEOUS RETAIL - 0.48%
           2,028   AMAZON.COM INCORPORATED+<<                                                                               98,277
           2,491   COSTCO WHOLESALE CORPORATION                                                                            124,500
           4,376   CVS CORPORATION                                                                                         118,240
             337   DICK'S SPORTING GOODS INCORPORATED+<<                                                                    11,832
             669   DOLLAR TREE STORES INCORPORATED+<<                                                                       15,360
             772   EXPRESS SCRIPTS INCORPORATED+                                                                            65,203
           1,196   MICHAELS STORES INCORPORATED                                                                             44,730
           2,365   OFFICE DEPOT INCORPORATED+                                                                               70,193
              61   OVERSTOCK.COM INCORPORATED+<<                                                                             2,270
           1,201   PETSMART INCORPORATED<<                                                                                  28,608
           1,086   PRICELINE.COM INCORPORATED+<<                                                                            26,086
           4,329   STAPLES INCORPORATED                                                                                    100,000
           5,222   WALGREEN COMPANY                                                                                        238,541
             297   WORLD FUEL SERVICES CORPORATION                                                                          10,202

                                                                                                                           954,042
                                                                                                                    --------------
MISCELLANEOUS SERVICES - 0.05%
           6,229   ADECCO SA ADR                                                                                            70,761
             424   D&B CORPORATION+                                                                                         27,560

                                                                                                                            98,321
                                                                                                                    --------------
MOTION PICTURES - 0.42%
          16,113   LIBERTY MEDIA CORPORATION CLASS A+                                                                      123,748
             588   MACROVISION CORPORATION+                                                                                  9,137
          25,157   TIME WARNER INCORPORATED                                                                                452,323
          10,490   WALT DISNEY COMPANY                                                                                     261,516

                                                                                                                           846,724
                                                                                                                    --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.15%
             401   FORWARD AIR CORPORATION                                                                                  15,418
             932   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                20,868
             857   LANDSTAR SYSTEM INCORPORATED                                                                             36,885

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (continued)
           2,744   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                       $      213,758
             199   YELLOW ROADWAY CORPORATION+<<                                                                             9,375

                                                                                                                           296,304
                                                                                                                    --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.82%
           5,327   AMERICAN EXPRESS COMPANY                                                                                273,914
           1,334   AMERICREDIT CORPORATION+<<                                                                               33,083
           1,234   CAPITAL ONE FINANCIAL CORPORATION                                                                       102,496
           2,005   CHARTER MUNICIPAL MORTGAGE ACCEPTANCE COMPANY                                                            43,769
           1,542   CIT GROUP INCORPORATED                                                                                   76,329
           3,128   COUNTRYWIDE FINANCIAL CORPORATION                                                                       108,886
           4,536   FANNIE MAE                                                                                              217,955
             745   FINANCIAL FEDERAL CORPORATION<<                                                                          30,113
           3,295   FREDDIE MAC                                                                                             205,773
           6,362   MBNA CORPORATION                                                                                        170,311
           2,268   ORIX CORPORATION ADR<<                                                                                  243,878
           2,618   SLM CORPORATION                                                                                         137,576

                                                                                                                         1,644,083
                                                                                                                    --------------
OIL & GAS EXTRACTION - 1.47%
           1,231   ANADARKO PETROLEUM CORPORATION                                                                          111,541
           1,799   APACHE CORPORATION                                                                                      117,439
             279   ATWOOD OCEANICS INCORPORATED+                                                                            19,806
           7,872   BHP BILLITON LIMITED ADR                                                                                253,242
           1,878   BJ SERVICES COMPANY                                                                                      68,829
           2,190   BURLINGTON RESOURCES INCORPORATED                                                                       158,227
             944   CABOT OIL & GAS CORPORATION                                                                              39,846
             937   CAL DIVE INTERNATIONAL INCORPORATED+                                                                     68,036
             870   CHENIERE ENERGY INCORPORATED+                                                                            31,172
             740   CIMAREX ENERGY COMPANY<<                                                                                 28,793
           2,090   DENBURY RESOURCES INCORPORATED+                                                                          47,318
           2,754   DEVON ENERGY CORPORATION                                                                                165,791
             907   ENCORE ACQUISITION COMPANY+                                                                              28,153
           2,324   ENI SPA ADR<<                                                                                           315,158
           2,718   HALLIBURTON COMPANY                                                                                     173,001
             402   HANOVER COMPRESSOR COMPANY+<<                                                                             5,435
             658   KERR-MCGEE CORPORATION                                                                                   56,884
           2,113   OCCIDENTAL PETROLEUM CORPORATION                                                                        167,561
           1,713   PRIDE INTERNATIONAL INCORPORATED+                                                                        51,030
           1,101   QUICKSILVER RESOURCES INCORPORATED+                                                                      41,684
           1,535   RANGE RESOURCES CORPORATION                                                                              57,163
              34   REMINGTON OIL & GAS CORPORATION+                                                                          1,138
           6,784   REPSOL YPF SA ADR                                                                                       200,264
           1,295   ROWAN COMPANIES INCORPORATED                                                                             46,465
             452   SEACOR HOLDINGS INCORPORATED+<<                                                                          30,442
           1,679   SOUTHWESTERN ENERGY COMPANY+                                                                             57,203
             140   SPINNAKER EXPLORATION COMPANY+                                                                            9,138
           1,267   ST. MARY LAND & EXPLORATION COMPANY<<                                                                    45,131
           3,073   TOTAL SA ADR<<                                                                                          383,172
           1,052   UNIT CORPORATION+                                                                                        56,976
             373   VERITAS DGC INCORPORATED+                                                                                12,197
           2,441   XTO ENERGY INCORPORATED                                                                                  99,324

                                                                                                                         2,947,559
                                                                                                                    --------------
PAPER & ALLIED PRODUCTS - 0.30%
           1,037   BEMIS COMPANY INCORPORATED                                                                               28,569
             195   GREIF INCORPORATED CLASS A                                                                               11,710
           2,678   INTERNATIONAL PAPER COMPANY                                                                              84,437
           1,948   KIMBERLY-CLARK CORPORATION                                                                              114,893

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PAPER & ALLIED PRODUCTS (continued)
           1,809   MEADWESTVACO CORPORATION                                                                         $       50,634
              80   NEENAH PAPER INCORPORATED                                                                                 2,245
             966   OFFICEMAX INCORPORATED                                                                                   28,188
             677   POTLATCH CORPORATION                                                                                     32,726
           8,072   STORA ENSO OYJ ADR<<                                                                                    103,644
           1,007   TEMPLE-INLAND INCORPORATED                                                                               42,163
           5,157   UPM-KYMMENE OYJ ADR<<                                                                                    96,952

                                                                                                                           596,161
                                                                                                                    --------------
PERSONAL SERVICES - 0.06%
             757   CINTAS CORPORATION                                                                                       33,853
             660   G & K SERVICES INCORPORATED CLASS A                                                                      25,304
           1,860   H & R BLOCK INCORPORATED                                                                                 45,459
             558   REGIS CORPORATION                                                                                        22,292

                                                                                                                           126,908
                                                                                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.27%
             436   AMERADA HESS CORPORATION                                                                                 53,419
           8,535   BP PLC ADR                                                                                              561,944
          11,534   CHEVRONTEXACO CORPORATION                                                                               661,014
           7,210   CONOCOPHILLIPS                                                                                          436,277
          32,760   EXXON MOBIL CORPORATION                                                                               1,901,063
             837   FRONTIER OIL CORPORATION                                                                                 31,538
             603   HEADWATERS INCORPORATED+<<                                                                               21,485
           1,991   MARATHON OIL CORPORATION                                                                                118,046
           1,238   MURPHY OIL CORPORATION                                                                                   61,232
           5,081   ROYAL DUTCH SHELL PLC ADR CLASS A                                                                       313,091
           3,076   ROYAL DUTCH SHELL PLC ADR CLASS B<<                                                                     199,417
             685   TESORO PETROLEUM CORPORATION                                                                             37,723
           1,635   VALERO ENERGY CORPORATION                                                                               157,287

                                                                                                                         4,553,536
                                                                                                                    --------------
PRIMARY METAL INDUSTRIES - 0.40%
           4,824   ALCOA INCORPORATED                                                                                      132,226
           1,187   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      39,147
             514   CARPENTER TECHNOLOGY CORPORATION                                                                         33,693
             581   CHAPARRAL STEEL COMPANY+                                                                                 14,525
             384   COMMSCOPE INCORPORATED+                                                                                   7,876
             366   CURTISS-WRIGHT CORPORATION                                                                               21,448
           1,185   ENGELHARD CORPORATION                                                                                    34,957
           3,473   JOHNSON MATTHEY PLC ADR<<                                                                               149,882
           4,230   KUBOTA CORPORATION ADR                                                                                  166,873
             159   LONE STAR TECHNOLOGIES INCORPORATED+                                                                      7,791
             474   MAVERICK TUBE CORPORATION+<<                                                                             18,036
           1,158   MUELLER INDUSTRIES INCORPORATED                                                                          31,347
           1,111   NUCOR CORPORATION<<                                                                                      74,526
             327   STEEL DYNAMICS INCORPORATED<<                                                                            11,321
             271   TEXAS INDUSTRIES INCORPORATED                                                                            13,517
             902   UNITED STATES STEEL CORPORATION<<                                                                        42,935

                                                                                                                           800,100
                                                                                                                    --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.52%
             824   BANTA CORPORATION                                                                                        41,612
             531   CONSOLIDATED GRAPHICS INCORPORATED+                                                                      27,182
             669   DOW JONES & COMPANY INCORPORATED                                                                         22,820
           1,201   GANNETT COMPANY INCORPORATED<<                                                                           74,006
             603   KNIGHT-RIDDER INCORPORATED                                                                               36,421
           2,162   MCGRAW-HILL COMPANIES INCORPORATED                                                                      114,694

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
           1,315   NEW YORK TIMES COMPANY CLASS A                                                                   $       36,163
           5,852   PEARSON PLC ADR                                                                                          68,117
           4,818   REED ELSEVIER NV ADR<<                                                                                  128,400
           1,885   RR DONNELLEY & SONS COMPANY                                                                              64,467
           2,082   TOPPAN PRINTING COMPANY LIMITED ADR<<                                                                   114,492
           1,550   TRIBUNE COMPANY                                                                                          49,553
             462   VALASSIS COMMUNICATIONS INCORPORATED+                                                                    14,054
           7,608   VIACOM INCORPORATED CLASS B+                                                                            254,107

                                                                                                                         1,046,088
                                                                                                                    --------------
RAILROAD TRANSPORTATION - 0.21%
           1,895   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                125,411
           1,435   CSX CORPORATION                                                                                          69,798
           1,283   KANSAS CITY SOUTHERN+<<                                                                                  32,036
           2,298   NORFOLK SOUTHERN CORPORATION                                                                            101,664
           1,092   UNION PACIFIC CORPORATION                                                                                83,582

                                                                                                                           412,491
                                                                                                                    --------------
REAL ESTATE - 0.04%
             855   JONES LANG LASALLE INCORPORATED                                                                          42,733
             664   NEW CENTURY FINANCIAL CORPORATION<<                                                                      24,017
             302   PHH CORPORATION+                                                                                          8,716

                                                                                                                            75,466
                                                                                                                    --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.07%
             927   COOPER TIRE & RUBBER COMPANY                                                                             13,636
           1,648   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                        28,230
             876   JARDEN CORPORATION+<<                                                                                    28,602
             792   SEALED AIR CORPORATION+<<                                                                                40,954
           1,131   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                28,241

                                                                                                                           139,663
                                                                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.10%
           1,065   AMERIPRISE FINANCIAL INCORPORATED                                                                        44,783
           3,924   AMVESCAP PLC ADR                                                                                         53,955
             610   BEAR STEARNS COMPANIES INCORPORATED<<                                                                    67,704
             536   BKF CAPITAL GROUP INCORPORATED<<                                                                         11,069
           7,030   CHARLES SCHWAB CORPORATION                                                                              107,208
             234   CHICAGO MERCANTILE EXCHANGE                                                                              82,871
           5,111   CREDIT SUISSE GROUP ADR<<                                                                               247,832
           2,835   E*TRADE FINANCIAL CORPORATION+<<                                                                         55,339
           1,536   EATON VANCE CORPORATION                                                                                  42,209
           1,066   FRANKLIN RESOURCES INCORPORATED                                                                          99,010
           1,301   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                    13,843
           2,299   GOLDMAN SACHS GROUP INCORPORATED                                                                        296,479
           1,571   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                 197,946
           4,947   MERRILL LYNCH & COMPANY INCORPORATED                                                                    328,580
           5,538   MORGAN STANLEY                                                                                          310,294
           9,392   NOMURA HOLDINGS INCORPORATED ADR<<                                                                      156,377
             481   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    19,115
             975   T. ROWE PRICE GROUP INCORPORATED                                                                         70,151

                                                                                                                         2,204,765
                                                                                                                    --------------
SOCIAL SERVICES - 0.04%
           9,517   ABB LIMITED ADR+                                                                                         83,274
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.26%
             113   CABOT MICROELECTRONICS CORPORATION+<<                                                            $        3,495
             796   CARBO CERAMICS INCORPORATED                                                                              46,948
           7,861   CORNING INCORPORATED+                                                                                   159,185
           1,738   GENTEX CORPORATION<<                                                                                     32,727
           3,039   HANSON PLC ADR                                                                                          155,597
           5,655   LAFARGE SA ADR<<                                                                                        121,017

                                                                                                                           518,969
                                                                                                                    --------------
TEXTILE MILL PRODUCTS - 0.01%
             252   OXFORD INDUSTRIES INCORPORATED                                                                           14,218
                                                                                                                    --------------
TOBACCO PRODUCTS - 0.50%
          10,118   ALTRIA GROUP INCORPORATED                                                                               736,489
           4,582   BRITISH AMERICAN TOBACCO PLC ADR<<                                                                      200,233
             495   REYNOLDS AMERICAN INCORPORATED<<                                                                         44,065
             710   UST INCORPORATED<<                                                                                       27,392

                                                                                                                         1,008,179
                                                                                                                    --------------
TRANSPORTATION BY AIR - 0.25%
             198   ALASKA AIR GROUP INCORPORATED+<<                                                                          6,962
           1,733   AMR CORPORATION+<<                                                                                       29,270
          11,345   BAA PLC ADR<<                                                                                           124,757
           1,556   FEDEX CORPORATION                                                                                       151,897
           8,174   JAPAN AIRLINES SYSTEM ADR+                                                                              103,153
           5,562   SOUTHWEST AIRLINES COMPANY                                                                               91,773

                                                                                                                           507,812
                                                                                                                    --------------
TRANSPORTATION EQUIPMENT - 1.25%
             823   AUTOLIV INCORPORATED                                                                                     36,014
           4,824   BAE SYSTEMS PLC ADR<<                                                                                   113,025
           4,147   BOEING COMPANY                                                                                          282,784
           1,144   CLARCOR INCORPORATED                                                                                     33,817
           2,293   DAIMLERCHRYSLER AG<<                                                                                    115,315
             652   DANA CORPORATION                                                                                          4,544
          14,648   FIAT SPA ADR<<                                                                                          118,063
          10,050   FORD MOTOR COMPANY                                                                                       81,707
             751   GENERAL DYNAMICS CORPORATION                                                                             85,839
           2,431   GENERAL MOTORS CORPORATION<<                                                                             53,239
           1,327   GENUINE PARTS COMPANY                                                                                    58,799
             938   GOODRICH CORPORATION                                                                                     36,132
              83   GROUP 1 AUTOMOTIVE INCORPORATED+                                                                          2,562
           1,491   HARLEY-DAVIDSON INCORPORATED<<                                                                           80,305
           6,141   HONDA MOTOR COMPANY LIMITED ADR                                                                         171,702
           4,330   HONEYWELL INTERNATIONAL INCORPORATED                                                                    158,218
             430   ITT INDUSTRIES INCORPORATED                                                                              46,767
             914   JOHNSON CONTROLS INCORPORATED                                                                            63,477
           1,655   LOCKHEED MARTIN CORPORATION                                                                             100,293
             591   NAVISTAR INTERNATIONAL CORPORATION+                                                                      16,767
           1,554   NORTHROP GRUMMAN CORPORATION                                                                             89,153
           1,067   PACCAR INCORPORATED                                                                                      76,675
             704   TEXTRON INCORPORATED                                                                                     55,546
             750   THOR INDUSTRIES INCORPORATED<<                                                                           28,740
           3,458   TOYOTA MOTOR CORPORATION ADR<<                                                                          334,562
             541   TRINITY INDUSTRIES INCORPORATED<<                                                                        22,527
           4,635   UNITED TECHNOLOGIES CORPORATION                                                                         249,548

                                                                                                                         2,516,120
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION SERVICES - 0.09%
           1,468   CH ROBINSON WORLDWIDE INCORPORATED                                                               $       59,380
           1,668   EXPEDIA INCORPORATED+<<                                                                                  41,350
             750   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                      53,257
             818   SABRE HOLDINGS CORPORATION<<                                                                             18,708

                                                                                                                           172,695
                                                                                                                    --------------
WATER TRANSPORTATION - 0.03%
             646   ALEXANDER & BALDWIN INCORPORATED                                                                         32,313
             467   KIRBY CORPORATION+                                                                                       24,845
              69   OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                                   3,516

                                                                                                                            60,674
                                                                                                                    --------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.52%
             403   AMERISOURCEBERGEN CORPORATION                                                                            32,381
             570   BROWN-FORMAN CORPORATION CLASS B                                                                         39,193
           2,053   CARDINAL HEALTH INCORPORATED                                                                            131,289
           1,640   MCKESSON CORPORATION                                                                                     82,492
           1,674   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     89,810
             993   NASH FINCH COMPANY<<                                                                                     26,682
             939   NIKE INCORPORATED CLASS B                                                                                80,097
           1,579   SMURFIT-STONE CONTAINER CORPORATION+<<                                                                   20,006
             845   SUPERVALU INCORPORATED                                                                                   27,648
           3,520   SYSCO CORPORATION                                                                                       113,766
             673   TRACTOR SUPPLY COMPANY+                                                                                  36,248
           2,706   UNILEVER NV NY SHARES                                                                                   181,248
           3,788   UNILEVER PLC ADR                                                                                        148,641
             906   UNITED NATURAL FOODS INCORPORATED+                                                                       25,441

                                                                                                                         1,034,942
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 0.56%
             956   ARROW ELECTRONICS INCORPORATED+                                                                          29,636
           1,192   AVNET INCORPORATED+                                                                                      26,820
           1,106   CYTYC CORPORATION+                                                                                       30,426
             971   HUGHES SUPPLY INCORPORATED                                                                               37,617
             727   INSIGHT ENTERPRISES INCORPORATED+                                                                        15,143
           1,267   KYOCERA CORPORATION ADR<<                                                                                86,790
           5,700   MITSUBISHI CORPORATION ADR                                                                              233,897
             901   MITSUI & COMPANY LIMITED ADR                                                                            220,745
           4,736   NISSAN MOTOR COMPANY LIMITED ADR<<                                                                       97,135
             699   OMNICARE INCORPORATED                                                                                    39,808
             987   PATTERSON COMPANIES INCORPORATED+<<                                                                      34,486
             143   PEP BOYS-MANNY, MOE & JACK                                                                                2,052
             956   SCP POOL CORPORATION                                                                                     37,217
          17,396   SUMITOMO MITSUI FINANCIAL<<                                                                             164,284
             563   TECH DATA CORPORATION+<<                                                                                 22,132
             687   W.W. GRAINGER INCORPORATED                                                                               48,248

                                                                                                                         1,126,436
                                                                                                                    --------------

TOTAL COMMON STOCKS (COST $74,703,237)                                                                                  93,089,041
                                                                                                                    --------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
US TREASURY SECURITIES - 52.34%

US TREASURY NOTES - 52.34%
$      1,890,000   US TREASURY NOTE<<                                                    3.38%        12/15/2008         1,834,924
      16,030,000   US TREASURY NOTE<<                                                    2.63         03/15/2009        15,164,011
      29,120,000   US TREASURY NOTE<<                                                    4.00         06/15/2009        28,721,871

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY NOTES (continued)
$      1,500,000   US TREASURY NOTE<<                                                    6.00%        08/15/2009    $    1,580,508
       5,530,000   US TREASURY NOTE<<                                                    3.38         09/15/2009         5,330,184
       3,600,000   US TREASURY NOTE<<                                                    3.50         11/15/2009         3,479,483
       1,400,000   US TREASURY NOTE<<                                                    3.63         01/15/2010         1,357,563
      27,045,000   US TREASURY NOTE<<                                                    4.00         03/15/2010        26,588,616
       2,200,000   US TREASURY NOTE<<                                                    4.13         08/15/2010         2,171,125
      19,392,000   US TREASURY NOTE<<                                                    3.88         09/15/2010        18,922,345

                                                                                                                       105,150,630
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $107,367,380)                                                                       105,150,630
                                                                                                                    --------------

COLLATERAL FOR SECURITIES LENDING - 47.23%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.65%
       4,000,000   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                4,000,000
       1,326,686   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       1,326,686

                                                                                                                         5,326,686
                                                                                                                    --------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS - 44.58%
$      3,000,000   AQUIFER FUNDING LIMITED                                               4.03         12/06/2005         2,998,320
       4,000,000   ATOMIUM FUNDING CORPORATION                                           4.09         12/14/2005         3,994,120
      10,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $10,001,142)                                          4.11         12/01/2005        10,000,000
       4,000,000   BUCKINGHAM CDO LLC                                                    4.04         12/02/2005         3,999,560
       4,000,000   CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                         4.07         12/07/2005         4,000,000
       4,000,000   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.05         12/06/2005         3,997,760
       4,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.11         05/04/2006         3,986,360
       4,000,000   EUREKA SECURITIZATION INCORPORATED                                    3.94         12/07/2005         3,997,320
      17,600,000   GOLDMAN SACHS REPURCHASE AGREEMENT
                   (MATURITY VALUE $17,601,980)                                          4.05         12/01/2005        17,600,000
       2,000,000   ING USA ANNUITY & LIFE INSURANCE+/-                                   4.22         06/06/2006         2,000,000
       4,000,000   KLIO FUNDING CORPORATION                                              4.13         12/19/2005         3,991,760
       4,000,000   KLIO II FUNDING CORPORATION                                           4.02         12/01/2005         4,000,000
       2,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                              4.11         03/16/2006         2,000,000
       4,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                4.04         05/26/2006         4,000,560
       3,000,000   LIQUID FUNDING LIMITED+/-                                             4.06         12/19/2005         3,000,000
       2,000,000   LIQUID FUNDING LIMITED+/-                                             4.07         03/03/2006         2,000,000
       4,000,000   MORGAN STANLEY+/-                                                     4.14         01/13/2006         4,000,000
       4,000,000   NATEXIS BANQUE POPULAIRES                                             4.06         02/01/2006         4,000,000
       3,000,000   PREMIUM ASSET TRUST SERIES 2001-2+/-                                  4.35         03/28/2006         3,002,550
       3,000,000   WHITE PINE FINANCE LLC SERIES MTN+/-                                  4.04         06/12/2006         3,000,480

                                                                                                                        89,568,790
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $94,824,039)                                                            94,895,476
                                                                                                                    --------------

SHORT-TERM INVESTMENTS - 0.75%

US TREASURY BILLS - 0.75%
         421,000   US TREASURY BILL<<^                                                   3.62         12/08/2005           420,704
         377,000   US TREASURY BILL<<^                                                   3.74         12/08/2005           376,726
         108,000   US TREASURY BILL^                                                     3.76         12/08/2005           107,921
         113,000   US TREASURY BILL<<^                                                   3.77         12/08/2005           112,917
         455,000   US TREASURY BILL^                                                     3.78         12/08/2005           454,665
          26,000   US TREASURY BILL<<^                                                   3.80         12/08/2005            25,981

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY BILLS (continued)

$          7,000   US TREASURY BILL<<^                                                   3.82%        12/08/2005    $        6,995

                                                                                                                         1,505,909
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,505,909)                                                                           1,505,909
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $278,400,565)*                                            146.66%                                             $  294,641,056

OTHER ASSETS AND LIABILITIES, NET                               (46.66)                                                (93,735,814)
                                                                ------                                              --------------

TOTAL NET ASSETS                                                100.00%                                             $  200,905,242
                                                                ------                                              --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $857,277. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.47% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 63.89%

AMUSEMENT & RECREATION SERVICES - 0.10%
           3,374   HARRAH'S ENTERTAINMENT INCORPORATED                                                              $      229,715
           4,756   INTERNATIONAL GAME TECHNOLOGY                                                                           139,589
           1,021   MULTIMEDIA GAMES INCORPORATED+<<                                                                         10,394

                                                                                                                           379,698
                                                                                                                    --------------
APPAREL & ACCESSORY STORES - 0.28%
           1,845   ABERCROMBIE & FITCH COMPANY CLASS A                                                                     113,135
           2,106   AEROPOSTALE INCORPORATED+<<                                                                              52,376
           2,999   CHICO'S FAS INCORPORATED+                                                                               132,286
           8,723   GAP INCORPORATED                                                                                        151,606
           3,874   KOHL'S CORPORATION+                                                                                     178,204
           6,598   LIMITED BRANDS                                                                                          146,805
           3,907   NORDSTROM INCORPORATED                                                                                  144,090
           3,523   ROSS STORES INCORPORATED                                                                                 96,883

                                                                                                                         1,015,385
                                                                                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.31%
          16,129   BENETTON GROUP SPA ADR<<                                                                                358,870
           2,454   JONES APPAREL GROUP INCORPORATED                                                                         70,577
           2,388   LIZ CLAIBORNE INCORPORATED                                                                               83,293
           2,013   VF CORPORATION                                                                                          114,037
           7,315   WACOAL CORPORATION ADR                                                                                  492,519

                                                                                                                         1,119,296
                                                                                                                    --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.08%
           3,862   AUTONATION INCORPORATED+                                                                                 80,021
             810   AUTOZONE INCORPORATED+                                                                                   72,139
           2,582   CARMAX INCORPORATED+<<                                                                                   70,798
           2,331   COPART INCORPORATED+                                                                                     58,694

                                                                                                                           281,652
                                                                                                                    --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.51%
           2,328   CENTEX CORPORATION<<                                                                                    167,267
           4,701   D.R. HORTON INCORPORATED                                                                                166,603
           2,247   LENNAR CORPORATION CLASS A                                                                              129,607
           1,059   MDC HOLDINGS INCORPORATED                                                                                72,150
             118   NVR INCORPORATED+<<                                                                                      81,096
           3,434   PULTE HOMES INCORPORATED                                                                                142,957
          72,055   SEKISUI HOUSE LIMITED                                                                                   858,117
           8,982   VIVENDI UNIVERSAL SA ADR                                                                                260,029

                                                                                                                         1,877,826
                                                                                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.55%
           2,574   FASTENAL COMPANY                                                                                        102,188
          27,477   HOME DEPOT INCORPORATED                                                                               1,147,989
          10,101   LOWE'S COMPANIES INCORPORATED                                                                           681,616
           2,029   SHERWIN-WILLIAMS COMPANY                                                                                 88,951

                                                                                                                         2,020,744
                                                                                                                    --------------
BUSINESS SERVICES - 3.92%
           4,961   3COM CORPORATION+                                                                                        17,959
           1,630   AARON RENTS INCORPORATED                                                                                 33,855
             161   ADMINISTAFF INCORPORATED                                                                                  7,253

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
           6,768   ADOBE SYSTEMS INCORPORATED+<<                                                                    $      220,704
           1,425   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                     79,486
           3,028   AKAMAI TECHNOLOGIES INCORPORATED+                                                                        60,439
           1,502   ANSYS INCORPORATED+                                                                                      63,114
           1,014   ARBITRON INCORPORATED                                                                                    39,140
           3,790   AUTODESK INCORPORATED+                                                                                  158,119
           6,804   AUTOMATIC DATA PROCESSING INCORPORATED                                                                  319,788
             493   AVOCENT CORPORATION+                                                                                     14,465
           6,426   BEA SYSTEMS INCORPORATED+<<                                                                              56,356
           5,081   BISYS GROUP INCORPORATED+<<                                                                              68,085
             566   BLUE COAT SYSTEMS INCORPORATED+                                                                          25,634
           4,525   BMC SOFTWARE INCORPORATED+                                                                               92,717
           1,927   BRINK'S COMPANY                                                                                          88,950
           5,101   CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                   87,431
          14,699   CENDANT CORPORATION                                                                                     261,201
           3,267   CERIDIAN CORPORATION+                                                                                    78,408
           1,589   CERTEGY INCORPORATED                                                                                     63,894
           1,519   CHECKFREE CORPORATION+                                                                                   71,165
           1,587   CHOICEPOINT INCORPORATED+                                                                                68,606
           3,089   CITRIX SYSTEMS INCORPORATED+                                                                             83,835
           4,459   CNET NETWORKS INCORPORATED+<<                                                                            66,840
           1,111   COGNEX CORPORATION                                                                                       34,374
           2,485   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                     120,746
           6,298   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                          179,556
           2,594   COMPUTER SCIENCES CORPORATION+                                                                          130,297
           9,026   COMPUWARE CORPORATION+                                                                                   83,310
           3,324   CONVERGYS CORPORATION+                                                                                   55,178
           2,324   CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                                55,776
           1,899   DELUXE CORPORATION                                                                                       61,585
             664   DIGITAL RIVER INCORPORATED+<<                                                                            17,211
           1,287   DST SYSTEMS INCORPORATED+                                                                                76,538
          14,301   EBAY INCORPORATED+                                                                                      640,828
           3,277   EFUNDS CORPORATION+                                                                                      67,473
           4,037   ELECTRONIC ARTS INCORPORATED+<<                                                                         227,525
           7,554   ELECTRONIC DATA SYSTEMS CORPORATION                                                                     174,120
           1,428   ELECTRONICS FOR IMAGING INCORPORATED+                                                                    39,884
           2,850   EQUIFAX INCORPORATED                                                                                    109,155
           1,674   FAIR ISAAC CORPORATION<<                                                                                 76,703
             610   FILENET CORPORATION+                                                                                     16,433
           9,513   FIRST DATA CORPORATION                                                                                  411,628
           3,002   FISERV INCORPORATED+                                                                                    136,621
             944   GETTY IMAGES INCORPORATED+<<                                                                             86,178
           2,119   GOOGLE INCORPORATED CLASS A+                                                                            858,174
           1,166   HUDSON HIGHLAND GROUP INCORPORATED+                                                                      29,441
             823   HYPERION SOLUTIONS CORPORATION+                                                                          43,578
             466   IDX SYSTEMS CORPORATION+                                                                                 20,350
           3,871   IMS HEALTH INCORPORATED                                                                                  94,646
           1,144   INFOSPACE INCORPORATED+                                                                                  30,164
           4,538   INTERNET CAPITAL GROUP INCORPORATED+<<                                                                   37,665
           7,215   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           67,244
           2,160   INTUIT INCORPORATED+                                                                                    115,711
           2,144   IRON MOUNTAIN INCORPORATED+                                                                              88,440
           7,746   JUNIPER NETWORKS INCORPORATED+<<                                                                        174,208
           1,521   KRONOS INCORPORATED+<<                                                                                   71,989
           1,336   LAMAR ADVERTISING COMPANY CLASS A+<<                                                                     61,924
           1,254   MACROMEDIA INCORPORATED+                                                                                 56,254
             463   MANHATTAN ASSOCIATES INCORPORATED+<<                                                                      9,913
           1,793   MANPOWER INCORPORATED                                                                                    83,285
           2,995   MCAFEE INCORPORATED+<<                                                                                   83,291
           1,782   MERCURY INTERACTIVE CORPORATION+                                                                         49,540
         117,101   MICROSOFT CORPORATION                                                                                 3,244,869
             114   MICROSTRATEGY INCORPORATED CLASS A+                                                                       8,421
           2,140   MONSTER WORLDWIDE INCORPORATED+                                                                          83,246

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
           4,039   MPS GROUP INCORPORATED+                                                                          $       50,770
           3,105   NCR CORPORATION+                                                                                        105,415
           7,283   NOVELL INCORPORATED+<<                                                                                   56,662
           2,443   OMNICOM GROUP INCORPORATED                                                                              206,580
          49,919   ORACLE CORPORATION+                                                                                     627,482
           7,241   PARAMETRIC TECHNOLOGY CORPORATION+                                                                       42,360
           5,059   REALNETWORKS INCORPORATED+<<                                                                             43,760
           2,585   RED HAT INCORPORATED+<<                                                                                  60,928
          22,757   RENTOKIL INITIAL PLC ADR<<                                                                              317,984
           3,999   REUTERS GROUP PLC ADR                                                                                   165,559
           3,118   ROBERT HALF INTERNATIONAL INCORPORATED                                                                  119,295
           2,958   RSA SECURITY INCORPORATED+<<                                                                             38,454
             841   SAFENET INCORPORATED+                                                                                    29,898
           7,542   SAP AG ADR<<                                                                                            340,521
           7,730   SIEBEL SYSTEMS INCORPORATED<<                                                                            81,165
          46,673   SUN MICROSYSTEMS INCORPORATED+                                                                          175,957
           2,222   SYBASE INCORPORATED+                                                                                     49,884
          16,215   SYMANTEC CORPORATION+                                                                                   286,519
           3,039   SYNOPSYS INCORPORATED+                                                                                   59,321
           2,164   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                            39,493
           4,561   TIBCO SOFTWARE INCORPORATED+                                                                             38,176
             957   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                     27,849
             592   TRAVELZOO INCORPORATED+<<                                                                                12,852
           6,212   UNISYS CORPORATION+<<                                                                                    38,204
           2,873   UNITED ONLINE INCORPORATED                                                                               40,538
           1,620   UNITED RENTALS INCORPORATED+<<                                                                           34,279
           1,516   USA MOBILITY INCORPORATED+                                                                               41,387
              68   VASCO DATA SECURITY INTERNATIONAL INCORPORATED+                                                             767
           3,878   VERISIGN INCORPORATED+                                                                                   86,208
           1,374   VIAD CORPORATION                                                                                         41,838
             444   WEBSENSE INCORPORATED+<<                                                                                 28,838
           4,177   WPP GROUP PLC ADR                                                                                       205,300
          16,001   YAHOO! INCORPORATED+                                                                                    643,720

                                                                                                                        14,378,879
                                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS - 5.93%
          19,230   ABBOTT LABORATORIES                                                                                     725,163
           1,498   ABGENIX INCORPORATED+                                                                                    20,538
           2,972   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   175,853
           6,543   AKZO NOBEL NV ADR                                                                                       292,145
           1,369   ALBERTO-CULVER COMPANY CLASS B                                                                           59,524
             336   ALEXION PHARMACEUTICALS INCORPORATED+                                                                     6,555
           2,287   ALKERMES INCORPORATED+<<                                                                                 41,578
          15,121   AMGEN INCORPORATED+                                                                                   1,223,743
           1,882   ANDRX CORPORATION+                                                                                       33,481
          11,155   ASTRAZENECA PLC ADR                                                                                     513,688
           1,415   AVERY DENNISON CORPORATION                                                                               83,188
           6,414   AVON PRODUCTS INCORPORATED                                                                              175,423
           1,266   BALCHEM CORPORATION                                                                                      34,916
           6,743   BASF AG ADR<<                                                                                           494,936
           8,019   BAYER AG ADR<<                                                                                          318,755
           4,796   BIOGEN IDEC INCORPORATED+                                                                               205,317
          24,230   BRISTOL-MYERS SQUIBB COMPANY                                                                            523,126
           2,319   CABOT CORPORATION                                                                                        81,281
           7,152   CHEMTURA CORPORATION                                                                                     86,182
           1,271   CHIRON CORPORATION+<<                                                                                    56,305
           1,282   CLOROX COMPANY<<                                                                                         69,587
           6,358   COLGATE PALMOLIVE COMPANY                                                                               346,638
           1,851   DENDREON CORPORATION+<<                                                                                  10,939
           2,169   DISCOVERY LABORATORIES INCORPORATED+<<                                                                   14,576
          12,540   DOW CHEMICAL COMPANY                                                                                    567,435
          12,636   E.I. DU PONT DE NEMOURS AND COMPANY                                                                     540,189

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           1,765   EASTMAN CHEMICAL COMPANY                                                                         $       97,657
           3,093   ECOLAB INCORPORATED                                                                                     102,904
          12,158   ELI LILLY & COMPANY                                                                                     613,979
           1,703   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              56,216
           4,562   FOREST LABORATORIES INCORPORATED+                                                                       178,237
           6,021   GENENTECH INCORPORATED+                                                                                 575,728
           3,617   GENZYME CORPORATION+                                                                                    268,888
           6,204   GILEAD SCIENCES INCORPORATED+                                                                           314,481
          17,704   GLAXOSMITHKLINE PLC ADR                                                                                 877,587
           2,898   HOSPIRA INCORPORATED+                                                                                   127,947
           1,284   IMCLONE SYSTEMS INCORPORATED+<<                                                                          41,614
           2,186   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          71,132
             907   INVITROGEN CORPORATION+                                                                                  60,452
           3,621   IVAX CORPORATION+                                                                                       108,485
           2,373   K-V PHARMACEUTICAL COMPANY CLASS A+<<                                                                    46,985
           4,161   KING PHARMACEUTICALS INCORPORATED+                                                                       65,453
           1,613   LUBRIZOL CORPORATION                                                                                     68,085
           2,188   MEDAREX INCORPORATED+                                                                                    22,886
           1,518   MEDICINES COMPANY+<<                                                                                     27,734
           1,259   MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                             40,175
           3,674   MEDIMMUNE INCORPORATED+                                                                                 131,933
          27,680   MERCK & COMPANY INCORPORATED                                                                            813,792
           1,831   MGI PHARMA INCORPORATED+<<                                                                               36,144
           5,325   MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                 55,966
           3,704   MONSANTO COMPANY                                                                                        271,392
           4,346   MYLAN LABORATORIES INCORPORATED                                                                          90,788
             788   NEUROCRINE BIOSCIENCES INCORPORATED+<<                                                                   46,902
          18,654   NOVARTIS AG ADR                                                                                         977,470
           3,594   NOVO NORDISK A/S ADR                                                                                    192,854
             640   NPS PHARMACEUTICALS INCORPORATED+                                                                         7,418
             644   OM GROUP INCORPORATED+                                                                                   10,162
           1,056   ONYX PHARMACEUTICALS INCORPORATED+<<                                                                     26,643
             954   OSI PHARMACEUTICALS INCORPORATED+<<                                                                      23,135
           1,280   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                               34,061
          95,075   PFIZER INCORPORATED                                                                                   2,015,590
           2,464   PPG INDUSTRIES INCORPORATED                                                                             149,639
           4,529   PRAXAIR INCORPORATED                                                                                    235,508
          43,328   PROCTER & GAMBLE COMPANY                                                                              2,477,928
             103   PROGENICS PHARMACEUTICALS INCORPORATED+                                                                   2,726
           2,189   PROTEIN DESIGN LABS INCORPORATED+<<                                                                      60,964
           9,967   ROCHE HOLDING AG ADR                                                                                    749,051
           2,472   ROHM & HAAS COMPANY                                                                                     108,274
           1,130   SALIX PHARMACEUTICALS LIMITED+                                                                           21,888
          13,749   SANOFI-AVENTIS ADR<<                                                                                    552,847
          19,680   SCHERING-PLOUGH CORPORATION                                                                             380,218
           1,835   SEPRACOR INCORPORATED+<<                                                                                100,888
          20,527   SHISEIDO COMPANY LIMITED ADR                                                                            331,437
           1,125   SIGMA-ALDRICH CORPORATION                                                                                74,295
          21,885   SYNGENTA AG ADR+                                                                                        478,187
           2,762   VALSPAR CORPORATION                                                                                      69,464
           1,786   VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                   45,543
          16,940   WYETH                                                                                                   704,026

                                                                                                                        21,744,819
                                                                                                                    --------------
COAL MINING - 0.11%
           1,632   ARCH COAL INCORPORATED                                                                                  125,730
           2,128   CONSOL ENERGY INCORPORATED                                                                              137,724
           1,727   PEABODY ENERGY CORPORATION                                                                              136,191

                                                                                                                           399,645
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS - 3.08%
           1,842   ADTRAN INCORPORATED                                                                              $       54,450
           4,033   ALLTEL CORPORATION                                                                                      269,525
           4,740   AMERICAN TOWER CORPORATION CLASS A+<<                                                                   129,355
          51,120   AT&T INCORPORATED<<                                                                                   1,273,399
           7,190   AVAYA INCORPORATED+                                                                                      85,705
          22,496   BELLSOUTH CORPORATION<<                                                                                 613,241
           4,617   BRITISH SKY BROADCASTING GROUP PLC ADR                                                                  157,901
           7,642   BT GROUP PLC ADR                                                                                        283,442
           3,436   CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                              81,296
           2,249   CENTURYTEL INCORPORATED                                                                                  74,442
           7,155   CINCINNATI BELL INCORPORATED+                                                                            27,905
           6,240   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                               203,174
          27,174   COMCAST CORPORATION CLASS A+                                                                            717,394
           4,460   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                 122,204
          22,161   DEUTSCHE TELEKOM AG ADR<<                                                                               367,651
           9,532   DIRECTV GROUP INCORPORATED+                                                                             125,727
           4,069   ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                            105,143
           3,267   EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                                68,084
             694   EQUINIX INCORPORATED+<<                                                                                  27,704
           5,263   EXTREME NETWORKS INCORPORATED+                                                                           25,894
           3,018   FOUNDRY NETWORKS INCORPORATED+                                                                           41,920
          11,559   FRANCE TELECOM SA ADR<<                                                                                 288,859
             237   HOMESTORE.COM INCORPORATED+                                                                               1,045
           3,527   IAC INTERACTIVECORP+<<                                                                                   97,380
           3,154   LAGARDERE SCA ADR+<<                                                                                    223,849
             759   LIBERTY CORPORATION<<                                                                                    35,385
           5,786   LIBERTY GLOBAL INCORPORATED CLASS A+                                                                    129,086
             168   LIN TV CORPORATION CLASS A+<<                                                                             2,197
           3,124   MCI INCORPORATED                                                                                         62,043
           3,596   NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                                  95,294
          10,030   NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR                                                          226,678
           1,476   NTL INCORPORATED+<<                                                                                      85,947
          16,228   NTT DOCOMO INCORPORATED ADR<<                                                                           254,131
          23,822   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                      124,827
           7,601   REED ELSEVIER PLC ADR                                                                                   270,672
           3,639   SAGA COMMUNICATIONS INCORPORATED CLASS A+                                                                45,196
           2,638   SBA COMMUNICATIONS CORPORATION+                                                                          48,645
          37,326   SPRINT NEXTEL CORPORATION                                                                               934,643
           9,202   TDC A/S ADR                                                                                             274,680
          13,985   TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                   455,631
          11,168   TELEFONICA SA ADR                                                                                       493,849
           1,021   TELEPHONE AND DATA SYSTEMS INCORPORATED                                                                  37,318
           3,651   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                        110,370
           2,970   UTSTARCOM INCORPORATED+<<                                                                                24,621
          35,989   VERIZON COMMUNICATIONS INCORPORATED                                                                   1,150,928
          39,609   VODAFONE GROUP PLC ADR<<                                                                                853,574
           2,981   XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+<<                                                      87,224

                                                                                                                        11,269,628
                                                                                                                    --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.01%
           1,874   DYCOM INDUSTRIES INCORPORATED+                                                                           38,286
                                                                                                                    --------------
DEPOSITORY INSTITUTIONS - 7.36%
           4,057   ABC BANCORP                                                                                              81,627
          14,262   ABN AMRO HOLDING NV ADR                                                                                 350,265
          10,131   ALLIED IRISH BANKS PLC ADR                                                                              436,342
           3,816   AMCORE FINANCIAL INCORPORATED                                                                           119,326
           1,395   AMES NATIONAL CORPORATION<<                                                                              38,697
           5,934   AMSOUTH BANCORPORATION                                                                                  157,785
           3,908   ASSOCIATED BANC-CORP                                                                                    128,104
          32,125   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                  566,364

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
          45,537   BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                         $      577,865
           2,784   BANCTRUST FINANCIAL GROUP INCORPORATED                                                                   56,181
          52,506   BANK OF AMERICA CORPORATION                                                                           2,409,500
           9,640   BANK OF NEW YORK COMPANY INCORPORATED                                                                   312,336
          12,895   BARCLAYS PLC ADR<<                                                                                      525,729
           7,272   BB&T CORPORATION<<                                                                                      309,424
           1,843   BERKSHIRE HILLS BANCORP INCORPORATED                                                                     60,063
          14,756   BNP PARIBAS SA ADR                                                                                      584,527
           1,841   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                         57,071
           2,303   CAPITOL BANCORP LIMITED                                                                                  86,040
           2,061   CASCADE BANCORP                                                                                          48,516
           1,701   CENTRAL PACIFIC FINANCIAL CORPORATION                                                                    62,257
           3,246   CHITTENDEN CORPORATION<<                                                                                 96,633
          67,313   CITIGROUP INCORPORATED                                                                                3,268,046
           1,440   CITIZENS & NORTHERN CORPORATION<<                                                                        40,248
           3,569   CITIZENS BANKING CORPORATION MICHIGAN                                                                   105,607
           1,339   CITY BANK LYNNWOOD WASHINGTON                                                                            46,129
             912   CITY NATIONAL CORPORATION                                                                                66,603
           3,149   COASTAL FINANCIAL CORPORATION<<                                                                          42,291
           4,072   COBIZ INCORPORATED<<                                                                                     77,449
           1,776   COLUMBIA BANCORP                                                                                         73,189
           2,053   COMERICA INCORPORATED                                                                                   118,397
           2,374   COMMERCE BANCSHARES INCORPORATED                                                                        122,857
           2,059   COMMERCIAL FEDERAL CORPORATION                                                                           70,912
           3,341   COMMUNITY BANK SYSTEM INCORPORATED<<                                                                     79,950
           2,695   COMPASS BANCSHARES INCORPORATED                                                                         130,600
           5,295   DEUTSCHE BANK AG<<                                                                                      515,839
           1,264   FARMERS CAPITAL BANK CORPORATION                                                                         40,890
           5,089   FIFTH THIRD BANCORP                                                                                     204,934
           2,039   FIRST HORIZON NATIONAL CORPORATION                                                                       79,358
           3,105   FIRST OAK BROOK BANCSHARES INCORPORATED                                                                  85,884
           2,934   FIRST PLACE FINANCIAL CORPORATION                                                                        70,005
           2,016   FIRST REPUBLIC BANK                                                                                      78,160
           3,998   FIRSTMERIT CORPORATION                                                                                  106,587
           5,906   FULTON FINANCIAL CORPORATION                                                                            102,646
           3,270   GOLDEN WEST FINANCIAL CORPORATION<<                                                                     211,863
          10,774   HBOS PLC ADR<<                                                                                          487,990
           5,456   HORIZON FINANCIAL CORPORATION                                                                           123,578
          11,918   HSBC HOLDINGS PLC ADR                                                                                   952,725
           4,187   HUNTINGTON BANCSHARES INCORPORATED                                                                      100,321
           6,789   HYPO REAL ESTATE HOLDING AG ADR+                                                                        352,972
           1,495   IBERIABANK CORPORATION                                                                                   82,090
           4,398   INTERCHANGE FINANCIAL SERVICES CORPORATION                                                               79,120
           1,677   INVESTORS FINANCIAL SERVICES CORPORATION<<                                                               63,307
           1,361   ITLA CAPITAL CORPORATION+                                                                                71,384
          45,183   JP MORGAN CHASE & COMPANY                                                                             1,728,250
           5,357   KEYCORP                                                                                                 177,638
          12,859   LLOYDS TSB GROUP PLC ADR<<                                                                              419,589
           1,162   M&T BANK CORPORATION                                                                                    125,752
           3,907   MARSHALL & ILSLEY CORPORATION                                                                           167,923
           4,757   MELLON FINANCIAL CORPORATION                                                                            160,026
           1,279   MERCANTILE BANK CORPORATION                                                                              51,160
           2,334   MERCANTILE BANKSHARES CORPORATION                                                                       138,663
           5,756   NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                                   688,993
          63,795   NATIONAL BANK OF GREECE SA ADR<<                                                                        502,067
           6,621   NATIONAL CITY CORPORATION                                                                               224,518
           5,294   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                88,145
           6,403   NORTH FORK BANCORPORATION INCORPORATED                                                                  172,881
           2,775   NORTHERN TRUST CORPORATION                                                                              146,215
             969   PARK NATIONAL CORPORATION<<                                                                             101,793
           2,316   PEOPLES BANCORP INCORPORATED                                                                             67,210
           3,762   PFF BANCORP INCORPORATED                                                                                114,929
           2,712   PNC FINANCIAL SERVICES GROUP                                                                            172,944

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
           1,736   PREMIERWEST BANCORP+                                                                             $       24,217
           3,746   PROSPERITY BANCSHARES INCORPORATED                                                                      114,628
           2,956   R&G FINANCIAL CORPORATION CLASS B                                                                        37,630
           6,283   REGIONS FINANCIAL CORPORATION                                                                           211,674
          17,157   SANPAOLO IMI SPA ADR<<                                                                                  518,313
          20,493   SOCIETE GENERALE ADR                                                                                    488,520
           5,787   SOVEREIGN BANCORP INCORPORATED                                                                          126,504
           4,603   STATE BANCORP INCORPORATED                                                                               84,561
           3,694   STATE STREET CORPORATION                                                                                213,107
           3,579   STERLING BANCORPORATION NEW YORK                                                                         71,231
             805   SUMMIT FINANCIAL GROUP INCORPORATED                                                                      19,328
           3,661   SUNTRUST BANKS INCORPORATED                                                                             266,301
           1,706   SVB FINANCIAL GROUP+                                                                                     82,042
           5,513   SYNOVUS FINANCIAL CORPORATION                                                                           155,191
           3,123   TCF FINANCIAL CORPORATION                                                                                85,758
           2,347   TOMPKINS TRUST COMPANY INCORPORATED                                                                     106,080
           4,128   TRUSTMARK CORPORATION                                                                                   118,061
           1,458   UNITED SECURITY BANCSHARES INCORPORATED<<                                                                42,821
          22,589   US BANCORP                                                                                              683,995
           3,500   VALLEY NATIONAL BANCORP                                                                                  86,205
          19,791   WACHOVIA CORPORATION                                                                                  1,056,839
          11,740   WASHINGTON MUTUAL INCORPORATED                                                                          483,571
           1,939   WEBSTER FINANCIAL CORPORATION                                                                            92,801
          13,705   WESTPAC BANKING CORPORATION ADR                                                                       1,133,404
           1,098   WILMINGTON TRUST CORPORATION                                                                             44,458
             926   WINTRUST FINANCIAL CORPORATION                                                                           52,023
           2,321   YARDVILLE NATIONAL BANCORP                                                                               81,026
           1,583   ZIONS BANCORPORATION                                                                                    119,722

                                                                                                                        26,965,290
                                                                                                                    --------------
EATING & DRINKING PLACES - 0.35%
           3,246   BOB EVANS FARMS INCORPORATED                                                                             78,488
           2,739   CHEESECAKE FACTORY INCORPORATED+                                                                        100,357
           3,324   DARDEN RESTAURANTS INCORPORATED                                                                         118,933
           2,888   DENNYS CORPORATION+                                                                                      14,093
           2,443   JACK IN THE BOX INCORPORATED+                                                                            82,085
             863   KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                    4,272
          16,963   MCDONALD'S CORPORATION                                                                                  574,198
           1,772   OUTBACK STEAKHOUSE INCORPORATED                                                                          71,376
           4,662   YUM! BRANDS INCORPORATED                                                                                227,459

                                                                                                                         1,271,261
                                                                                                                    --------------
EDUCATIONAL SERVICES - 0.07%
           2,426   APOLLO GROUP INCORPORATED CLASS A+<<                                                                    172,731
           2,129   CAREER EDUCATION CORPORATION+                                                                            79,412

                                                                                                                           252,143
                                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES - 3.17%
          11,307   AES CORPORATION+                                                                                        178,311
           3,870   ALLEGHENY ENERGY INCORPORATED+                                                                          107,702
           5,748   ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                  48,341
           2,731   AMEREN CORPORATION                                                                                      143,268
           5,732   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            209,447
          11,735   BG GROUP PLC ADR<<                                                                                      549,315
           1,677   BLACK HILLS CORPORATION                                                                                  61,294
          16,470   CALPINE CORPORATION+<<                                                                                    8,400
           6,206   CENTERPOINT ENERGY INCORPORATED<<                                                                        82,043
           1,992   CH ENERGY GROUP INCORPORATED                                                                             93,026
           2,362   CINERGY CORPORATION                                                                                      97,031

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
           7,875   CITIZENS COMMUNICATIONS COMPANY                                                                  $      102,769
          42,170   CLP HOLDINGS LIMITED                                                                                    248,516
           6,418   CMS ENERGY CORPORATION+                                                                                  89,724
           3,162   CONNECTICUT WATER SERVICE INCORPORATED                                                                   79,777
           2,754   CONSOLIDATED EDISON INCORPORATED<<                                                                      125,417
           2,683   CONSTELLATION ENERGY GROUP INCORPORATED                                                                 142,172
           3,838   DOMINION RESOURCES INCORPORATED                                                                         291,496
           2,282   DTE ENERGY COMPANY                                                                                       99,587
          13,066   DUKE ENERGY CORPORATION<<                                                                               350,953
          16,626   E.ON AG ADR<<                                                                                           526,213
           5,122   EDISON INTERNATIONAL                                                                                    231,105
          10,304   EL PASO CORPORATION                                                                                     113,241
          16,476   ENDESA SA ADR<<                                                                                         427,717
           2,759   ENERGYSOUTH INCORPORATED                                                                                 76,397
           2,100   ENTERGY CORPORATION                                                                                     147,000
           7,793   EXELON CORPORATION                                                                                      405,548
           4,420   FIRSTENERGY CORPORATION                                                                                 207,563
           4,729   FPL GROUP INCORPORATED                                                                                  200,462
         406,159   HONG KONG & CHINA GAS COMPANY LIMITED ADR                                                               861,585
           4,879   INTERNATIONAL POWER PLC ADR+<<                                                                          210,285
           2,921   KEYSPAN CORPORATION                                                                                      98,029
           1,500   KINDER MORGAN INCORPORATED                                                                              135,900
           4,085   LACLEDE GROUP INCORPORATED                                                                              121,856
           4,284   MIDDLESEX WATER COMPANY                                                                                  81,610
           8,771   NATIONAL GRID PLC ADR                                                                                   406,273
           5,464   NISOURCE INCORPORATED                                                                                   117,640
           1,538   NRG ENERGY INCORPORATED+                                                                                 67,165
           3,546   NSTAR                                                                                                    99,607
           5,717   PG&E CORPORATION                                                                                        210,271
           1,786   PINNACLE WEST CAPITAL CORPORATION                                                                        74,101
           5,958   PPL CORPORATION                                                                                         175,165
           3,644   PROGRESS ENERGY INCORPORATED<<                                                                          163,178
           3,335   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            209,171
           7,982   RELIANT ENERGY INCORPORATED+<<                                                                           73,115
           5,641   RWE AG ADR                                                                                              390,050
           9,350   SCOTTISH POWER PLC ADR                                                                                  343,239
           3,460   SEMPRA ENERGY                                                                                           152,067
           8,498   SOUTHERN COMPANY<<                                                                                      294,966
          12,208   SUEZ SA ADR<<                                                                                           347,073
           3,095   TXU CORPORATION                                                                                         317,640
           1,887   UIL HOLDINGS CORPORATION                                                                                 91,180
          20,280   UNITED UTILITIES PLC ADR<<                                                                              466,440
           6,927   WASTE MANAGEMENT INCORPORATED                                                                           207,187
           8,972   WILLIAMS COMPANIES INCORPORATED                                                                         192,898
           1,995   WPS RESOURCES CORPORATION                                                                               107,291
           7,904   XCEL ENERGY INCORPORATED<<                                                                              146,303

                                                                                                                        11,605,120
                                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.29%
           1,590   ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                   32,484
           6,109   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                  159,934
          11,140   ALCATEL SA ADR+<<                                                                                       137,468
           5,475   ALTERA CORPORATION+                                                                                      99,973
           3,986   AMERICAN POWER CONVERSION CORPORATION                                                                    89,326
           4,261   ANALOG DEVICES INCORPORATED                                                                             161,577
           3,777   ANDREW CORPORATION+                                                                                      41,283
           6,682   APPLIED MICRO CIRCUITS CORPORATION+                                                                      17,640
             737   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                   13,244
             482   ATMI INCORPORATED+                                                                                       13,790
           3,535   BROADCOM CORPORATION CLASS A+                                                                           164,519
           7,462   CANON INCORPORATED ADR                                                                                  419,887
          32,928   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+<<                                                    247,289

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          80,418   CISCO SYSTEMS INCORPORATED+                                                                      $    1,410,532
           3,909   COMVERSE TECHNOLOGY INCORPORATED+                                                                       102,455
           1,434   CREE INCORPORATED+<<                                                                                     38,474
             561   CYMER INCORPORATED+                                                                                      21,441
           2,451   CYPRESS SEMICONDUCTOR CORPORATION+<<                                                                     36,765
           1,779   DITECH COMMUNICATIONS CORPORATION+                                                                       15,602
              90   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                               2,264
           4,919   EMERSON ELECTRIC COMPANY                                                                                371,926
             781   ENDWAVE CORPORATION+<<                                                                                    7,607
           5,904   FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                           152,323
           6,669   GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                             17,673
         135,573   GENERAL ELECTRIC COMPANY                                                                              4,842,667
             286   GREATBATCH INCORPORATED+<<                                                                                8,288
           1,024   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             99,840
           2,832   HARRIS CORPORATION                                                                                      126,250
           3,691   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                             44,218
          76,283   INTEL CORPORATION                                                                                     2,035,230
           1,577   INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                 30,720
           1,461   INTERNATIONAL RECTIFIER CORPORATION+<<                                                                   51,807
           2,729   INTERSIL CORPORATION CLASS A                                                                             69,999
           3,174   JABIL CIRCUIT INCORPORATED+                                                                             105,123
          14,743   JDS UNIPHASE CORPORATION+                                                                                37,889
           2,606   KLA-TENCOR CORPORATION                                                                                  133,401
           9,822   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                                    274,427
           1,602   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                119,349
           8,573   LATTICE SEMICONDUCTOR CORPORATION+                                                                       41,922
           3,707   LINEAR TECHNOLOGY CORPORATION                                                                           138,308
           1,248   LITTELFUSE INCORPORATED+                                                                                 32,373
           6,466   LSI LOGIC CORPORATION+                                                                                   53,086
          54,668   LUCENT TECHNOLOGIES INCORPORATED+<<                                                                     152,524
          27,755   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                      560,096
           4,032   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                  147,370
           1,206   MAYTAG CORPORATION                                                                                       21,443
           5,184   MCDATA CORPORATION CLASS A+<<                                                                            18,870
           3,268   MICROCHIP TECHNOLOGY INCORPORATED                                                                       109,020
           8,643   MICRON TECHNOLOGY INCORPORATED+                                                                         123,249
          41,444   MINEBEA COMPANY LIMITED ADR                                                                             450,965
           2,969   MOLEX INCORPORATED                                                                                       79,539
          30,737   MOTOROLA INCORPORATED                                                                                   740,454
           1,032   NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                  45,976
           5,778   NATIONAL SEMICONDUCTOR CORPORATION                                                                      149,535
           5,150   NETWORK APPLIANCE INCORPORATED+                                                                         149,968
          16,098   NIDEC CORPORATION ADR<<                                                                                 289,764
          19,312   NOKIA OYJ ADR<<                                                                                         329,849
           2,640   NOVELLUS SYSTEMS INCORPORATED+<<                                                                         65,129
           2,757   NVIDIA CORPORATION+                                                                                      99,721
          11,050   OMRON CORPORATION                                                                                       252,112
             852   OPENWAVE SYSTEMS INCORPORATED+<<                                                                         14,152
          17,297   PIONEER CORPORATION                                                                                     238,526
           1,052   PLEXUS CORPORATION+<<                                                                                    22,618
           4,426   PMC-SIERRA INCORPORATED+                                                                                 34,833
           2,710   POLYCOM INCORPORATED+<<                                                                                  44,471
           1,838   QLOGIC CORPORATION+                                                                                      60,764
          20,792   QUALCOMM INCORPORATED                                                                                   945,412
           1,490   RAMBUS INCORPORATED+                                                                                     25,017
           6,449   RF MICRO DEVICES INCORPORATED+                                                                           36,630
           3,052   ROCKWELL COLLINS INCORPORATED                                                                           139,476
             699   ROGERS CORPORATION+                                                                                      26,772
           9,166   SANMINA-SCI CORPORATION+                                                                                 37,947
           2,205   SCIENTIFIC-ATLANTA INCORPORATED                                                                          93,316
             734   SILICON LABORATORIES INCORPORATED+                                                                       28,516
          13,519   SIRIUS SATELLITE RADIO INCORPORATED+<<                                                                   96,661
           3,346   SKYWORKS SOLUTIONS INCORPORATED+                                                                         18,035

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          10,559   SONY CORPORATION ADR                                                                             $      390,789
           3,062   TDK CORPORATION ADR<<                                                                                   254,146
           7,764   TELLABS INCORPORATED+                                                                                    79,659
          20,847   TEXAS INSTRUMENTS INCORPORATED                                                                          677,110
           1,913   THOMAS & BETTS CORPORATION+                                                                              76,596
           4,972   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                     22,374
             932   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                                41,027
           3,495   VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                   44,841
           4,445   XILINX INCORPORATED                                                                                     117,526
             577   ZORAN CORPORATION+<<                                                                                      9,763

                                                                                                                        19,382,934
                                                                                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.35%
           2,279   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                   85,257
           1,616   APPLERA CORPORATION-CELERA GENOMICS GROUP+<<                                                             20,071
             161   CDI CORPORATION                                                                                           4,547
           2,657   CELGENE CORPORATION+<<                                                                                  161,864
           1,112   CEPHALON INCORPORATED+<<                                                                                 56,545
           2,498   CURAGEN CORPORATION+<<                                                                                   10,292
           1,522   ERESEARCH TECHNOLOGY INCORPORATED+<<                                                                     19,695
             875   ESSEX CORPORATION+<<                                                                                     16,669
           1,732   FLUOR CORPORATION                                                                                       128,341
           1,255   GEN-PROBE INCORPORATED+                                                                                  57,943
           3,173   INCYTE CORPORATION+                                                                                      17,642
           3,848   MOODY'S CORPORATION                                                                                     231,457
           2,504   NAVIGANT CONSULTING INCORPORATED+<<                                                                      51,107
           4,131   PAYCHEX INCORPORATED                                                                                    175,196
           2,476   QUEST DIAGNOSTICS INCORPORATED<<                                                                        124,023
           7,486   SERVICEMASTER COMPANY                                                                                    89,158
           1,091   TELIK INCORPORATED+<<                                                                                    18,307

                                                                                                                         1,268,114
                                                                                                                    --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.20%
           1,004   ALLIANT TECHSYSTEMS INCORPORATED+                                                                        76,184
           2,674   BALL CORPORATION                                                                                        110,222
           1,639   CRANE COMPANY                                                                                            51,940
           2,089   FORTUNE BRANDS INCORPORATED                                                                             162,859
           2,707   ILLINOIS TOOL WORKS INCORPORATED                                                                        238,947
           1,728   NCI BUILDING SYSTEMS INCORPORATED+<<                                                                     75,254
           1,130   SUN HYDRAULICS CORPORATION                                                                               21,549
           1,543   TASER INTERNATIONAL INCORPORATED+<<                                                                       9,412

                                                                                                                           746,367
                                                                                                                    --------------
FINANCIAL SERVICES - 0.02%
           4,798  JANUS CAPITAL GROUP INCORPORATED                                                                          91,978
                                                                                                                    --------------

FOOD & KINDRED PRODUCTS - 2.18%
           9,291   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   406,388
           9,296   ARCHER-DANIELS-MIDLAND COMPANY                                                                          219,107
          10,689   CADBURY SCHWEPPES PLC ADR                                                                               412,382
           3,131   CAMPBELL SOUP COMPANY                                                                                    94,588
          25,870   COCA-COLA COMPANY                                                                                     1,104,390
           3,950   COCA-COLA ENTERPRISES INCORPORATED                                                                       75,919
          76,948   COMPASS GROUP PLC ADR<<                                                                                 280,953
           7,216   CONAGRA FOODS INCORPORATED<<                                                                            155,144
           4,730   DEL MONTE FOODS COMPANY                                                                                  46,732
           9,709   DIAGEO PLC ADR                                                                                          564,578
           3,468   FLOWERS FOODS INCORPORATED                                                                               89,891
           3,810   GENERAL MILLS INCORPORATED                                                                              181,089

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (continued)
             590   HANSEN NATURAL CORPORATION+<<                                                                    $       45,814
           4,579   HERCULES INCORPORATED+                                                                                   53,849
           2,576   HERSHEY FOODS CORPORATION                                                                               139,722
           3,830   HJ HEINZ COMPANY                                                                                        132,978
           2,414   HORMEL FOODS CORPORATION                                                                                 79,179
           1,209   JM SMUCKER COMPANY                                                                                       54,828
           3,234   KELLOGG COMPANY                                                                                         142,522
          39,916   KIRIN BREWERY COMPANY LIMITED ADR<<                                                                     425,505
           3,456   KRAFT FOODS INCORPORATED CLASS A<<                                                                      100,017
           2,367   MCCORMICK & COMPANY INCORPORATED                                                                         73,898
          17,426   NESTLE SA ADR                                                                                         1,292,385
           2,435   PEPSI BOTTLING GROUP INCORPORATED                                                                        71,832
           3,040   PEPSIAMERICAS INCORPORATED                                                                               69,494
          20,847   PEPSICO INCORPORATED                                                                                  1,234,142
          11,098   SARA LEE CORPORATION                                                                                    200,430
             564   TREEHOUSE FOODS INCORPORATED+<<                                                                          11,122
           4,566   TYSON FOODS INCORPORATED CLASS A                                                                         76,846
           1,985   WM. WRIGLEY JR. COMPANY                                                                                 136,151

                                                                                                                         7,971,875
                                                                                                                    --------------
FOOD STORES - 0.61%
           4,592   ALBERTSON'S INCORPORATED<<                                                                              107,912
          10,580   COLES MYER LIMITED ADR                                                                                  626,019
          23,526   KONINKLIJKE AHOLD NV ADR+                                                                               175,504
          10,073   KROGER COMPANY+                                                                                         196,020
           5,722   SAFEWAY INCORPORATED<<                                                                                  133,036
          11,826   STARBUCKS CORPORATION+                                                                                  360,102
          29,220   TESCO PLC ADR                                                                                           459,613
           1,085   WHOLE FOODS MARKET INCORPORATED                                                                         159,799

                                                                                                                         2,218,005
                                                                                                                    --------------
FORESTRY - 0.05%
           3,057  WEYERHAEUSER COMPANY                                                                                     202,710
                                                                                                                    --------------

FURNITURE & FIXTURES - 0.19%
             859   ETHAN ALLEN INTERIORS INCORPORATED                                                                       32,041
           2,550   HERMAN MILLER INCORPORATED                                                                               78,004
           1,141   HILLENBRAND INDUSTRIES INCORPORATED<<                                                                    55,453
           1,706   HNI CORPORATION                                                                                          85,795
           4,388   LEGGETT & PLATT INCORPORATED                                                                            103,030
           6,964   MASCO CORPORATION                                                                                       207,318
           4,709   NEWELL RUBBERMAID INCORPORATED                                                                          108,637
             825   SELECT COMFORT CORPORATION+<<                                                                            19,775

                                                                                                                           690,053
                                                                                                                    --------------
GENERAL MERCHANDISE STORES - 0.87%
           2,026   BJ'S WHOLESALE CLUB INCORPORATED+                                                                        53,669
           5,368   DOLLAR GENERAL CORPORATION                                                                              101,509
           2,528   FAMILY DOLLAR STORES INCORPORATED                                                                        56,905
           3,574   FEDERATED DEPARTMENT STORES INCORPORATED                                                                230,273
           3,584   FOOT LOCKER INCORPORATED                                                                                 78,203
           1,685   FRED'S INCORPORATED                                                                                      27,988
           3,546   JC PENNEY COMPANY INCORPORATED                                                                          186,059
           2,275   SAKS INCORPORATED+                                                                                       37,606
           1,358   SEARS HOLDINGS CORPORATION+                                                                             156,203
          11,056   TARGET CORPORATION                                                                                      591,606
           7,573   TJX COMPANIES INCORPORATED                                                                              169,711

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GENERAL MERCHANDISE STORES (continued)
          30,597   WAL-MART STORES INCORPORATED                                                                     $    1,485,790

                                                                                                                         3,175,522
                                                                                                                    --------------
HEALTH SERVICES - 0.44%
           6,723   CAREMARK RX INCORPORATED+                                                                               345,495
           1,598   CORVEL CORPORATION+                                                                                      25,888
           2,011   DAVITA INCORPORATED+                                                                                    105,557
           5,576   HCA INCORPORATED                                                                                        284,320
           4,098   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                       95,975
           2,881   HUMAN GENOME SCIENCES INCORPORATED+<<                                                                    26,649
           2,228   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                             115,611
             416   LCA-VISION INCORPORATED<<                                                                                19,856
           1,968   LINCARE HOLDINGS INCORPORATED+                                                                           84,486
           1,940   MANOR CARE INCORPORATED                                                                                  76,494
           1,878   NEKTAR THERAPEUTICS+<<                                                                                   31,588
             702   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    59,361
           1,632   RENAL CARE GROUP INCORPORATED+                                                                           76,622
           7,402   TENET HEALTHCARE CORPORATION+                                                                            57,884
           2,057   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                                   71,381
             664   UNIVERSAL HEALTH SERVICES CLASS B                                                                        31,819
           3,091   VALEANT PHARMACEUTICALS INTERNATIONAL                                                                    50,940
           1,649   WATSON PHARMACEUTICALS INCORPORATED+                                                                     55,011

                                                                                                                         1,614,937
                                                                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES - 1.27%
           1,635   4KIDS ENTERTAINMENT INCORPORATED+                                                                        26,732
           4,502   ACADIA REALTY TRUST<<                                                                                    92,201
           1,538   AGREE REALTY CORPORATION                                                                                 43,479
           1,679   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                          141,036
           3,064   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                       118,669
           4,684   ARCHSTONE-SMITH TRUST                                                                                   195,838
           1,819   AVALONBAY COMMUNITIES INCORPORATED<<                                                                    166,348
             522   BEDFORD PROPERTY INVESTORS                                                                               12,006
           1,932   CAPITAL TRUST INCORPORATED NEW YORK CLASS A<<                                                            59,216
           1,902   CEDAR SHOPPING CENTERS INCORPORATED                                                                      26,152
           2,854   CORPORATE OFFICE PROPERTIES TRUST                                                                       102,972
           2,475   CORRECTIONAL PROPERTIES TRUST                                                                            71,181
           7,829   DISCOVERY HOLDING COMPANY CLASS A+<<                                                                    122,211
           3,160   DUKE REALTY CORPORATION<<                                                                               107,440
           2,670   ENTERTAINMENT PROPERTIES TRUST                                                                          114,223
           5,951   EQUITY OFFICE PROPERTIES TRUST                                                                          185,552
           4,901   EQUITY RESIDENTIAL                                                                                      199,765
           2,931   FELCOR LODGING TRUST INCORPORATED<<                                                                      49,768
             164   FIRST POTOMAC REALTY TRUST                                                                                4,535
           3,511   HERITAGE PROPERTY INVESTMENT TRUST<<                                                                    118,145
           7,207   HOST MARRIOTT CORPORATION                                                                               129,005
           2,510   IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                   28,865
           3,563   ISTAR FINANCIAL INCORPORATED                                                                            132,401
           2,199   KILROY REALTY CORPORATION<<                                                                             135,458
           1,202   LASALLE HOTEL PROPERTIES                                                                                 40,459
           2,810   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                          136,482
          53,538   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR<<                                                       677,256
           3,626   NATIONAL HEALTH INVESTORS INCORPORATED                                                                  100,259
           3,003   ONE LIBERTY PROPERTIES INCORPORATED                                                                      57,357
           1,165   PARKWAY PROPERTIES INCORPORATED                                                                          48,697
           2,526   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                93,285
           4,607   PLUM CREEK TIMBER COMPANY                                                                               179,489
           2,531   PROLOGIS                                                                                                114,807
           1,809   RAIT INVESTMENT TRUST                                                                                    47,541
           1,838   RAMCO-GERSHENSON PROPERTIES<<                                                                            50,416

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
           2,604   SAUL CENTERS INCORPORATED                                                                        $       97,051
           2,600   SIMON PROPERTY GROUP INCORPORATED                                                                       201,006
           1,127   SOVRAN SELF STORAGE INCORPORATED<<                                                                       55,956
           2,282   TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                             62,732
           1,444   TRUSTREET PROPERTIES INCORPORATED                                                                        22,584
           2,535   UNIVERSAL HEALTH REALTY INCOME TRUST<<                                                                   84,010
           2,191   VORNADO REALTY TRUST                                                                                    187,002

                                                                                                                         4,639,587
                                                                                                                    --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
           4,165   BED BATH & BEYOND INCORPORATED+                                                                         177,679
           5,523   BEST BUY COMPANY INCORPORATED                                                                           266,430
           4,236   CIRCUIT CITY STORES INCORPORATED                                                                         88,659
           2,519   PIER 1 IMPORTS INCORPORATED<<                                                                            31,991
           2,652   RADIO SHACK CORPORATION                                                                                  60,492

                                                                                                                           625,251
                                                                                                                    --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.17%
           1,369   GAYLORD ENTERTAINMENT COMPANY+                                                                           59,223
           7,033   HILTON HOTELS CORPORATION                                                                               154,163
           3,229   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             208,626
           3,553   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                        214,957

                                                                                                                           636,969
                                                                                                                    --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.26%
           9,677   3M COMPANY                                                                                              759,451
           2,192   AGCO CORPORATION+<<                                                                                      37,111
           3,651   AMERICAN STANDARD COMPANIES INCORPORATED                                                                139,030
          10,657   APPLE COMPUTER INCORPORATED+                                                                            722,758
          21,129   APPLIED MATERIALS INCORPORATED                                                                          382,646
           3,490   BAKER HUGHES INCORPORATED<<                                                                             200,152
           1,484   BLACK & DECKER CORPORATION                                                                              130,310
             427   BLACK BOX CORPORATION<<                                                                                  19,945
           7,352   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                             32,128
             733   BROOKS AUTOMATION INCORPORATED+                                                                           9,426
           8,692   CATERPILLAR INCORPORATED                                                                                502,224
           1,144   CDW CORPORATION<<                                                                                        67,096
             932   COOPER CAMERON CORPORATION+<<                                                                            74,215
           3,109   DEERE & COMPANY                                                                                         215,609
          31,367   DELL INCORPORATED+                                                                                      946,029
           1,150   DIEBOLD INCORPORATED                                                                                     44,689
           3,349   DOVER CORPORATION                                                                                       135,467
           2,202   EATON CORPORATION                                                                                       140,311
          32,509   EMC CORPORATION+                                                                                        452,850
           1,444   EMULEX CORPORATION+                                                                                      28,779
           5,675   ENTEGRIS INCORPORATED+                                                                                   57,318
           1,813   FLOWSERVE CORPORATION+<<                                                                                 67,734
           2,221   FMC TECHNOLOGIES INCORPORATED+<<                                                                         91,261
           8,015   GATEWAY INCORPORATED+<<                                                                                  24,366
           3,413   GRANT PRIDECO INCORPORATED+<<                                                                           131,025
          36,879   HEWLETT-PACKARD COMPANY                                                                               1,094,200
           3,294   HITACHI LIMITED ADR<<                                                                                   222,246
          20,228   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           1,798,269
           5,523   KOMATSU LIMITED ADR                                                                                     308,703
           2,156   LAM RESEARCH CORPORATION+<<                                                                              80,936
           1,733   LEXMARK INTERNATIONAL INCORPORATED+                                                                      82,525
             245   LINDSAY MANUFACTURING COMPANY                                                                             4,550
             838   LUFKIN INDUSTRIES INCORPORATED                                                                           37,501
          23,672   MAKITA CORPORATION                                                                                      584,698

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
           1,243   MICROS SYSTEMS INCORPORATED+                                                                     $       60,049
           2,325   NATIONAL-OILWELL VARCO INCORPORATED+<<                                                                  140,942
          44,853   NEC CORPORATION ADR                                                                                     270,015
           2,212   NORDSON CORPORATION                                                                                      88,082
           4,040   PALL CORPORATION                                                                                        112,150
             684   PALM INCORPORATED+<<                                                                                     19,412
           1,681   PARKER HANNIFIN CORPORATION                                                                             114,997
           2,599   PITNEY BOWES INCORPORATED                                                                               108,274
           2,972   SANDISK CORPORATION+<<                                                                                  151,750
           6,657   SIEMENS AG ADR<<                                                                                        503,069
           2,522   SMITH INTERNATIONAL INCORPORATED                                                                         95,306
          15,732   SOLECTRON CORPORATION+                                                                                   56,478
           1,403   SPX CORPORATION                                                                                          66,053
           1,982   STANLEY WORKS                                                                                            95,136
           4,941   SYMBOL TECHNOLOGIES INCORPORATED<<                                                                       56,476
             733   TENNANT COMPANY                                                                                          34,392
           1,248   TEREX CORPORATION+                                                                                       76,902
           1,958   TORO COMPANY                                                                                             78,692
           1,144   UNOVA INCORPORATED+<<                                                                                    32,181
           2,089   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                  106,163
           1,144   ZEBRA TECHNOLOGIES CORPORATION CLASS A+<<                                                                51,629

                                                                                                                        11,943,706
                                                                                                                    --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.20%
           4,523   AON CORPORATION                                                                                         164,682
           2,735   HUMANA INCORPORATED+                                                                                    125,345
           1,209   JEFFERSON-PILOT CORPORATION                                                                              67,160
           6,420   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 198,314
           1,193   NATIONAL FINANCIAL PARTNERS CORPORATION                                                                  60,521
           5,282   UNUMPROVIDENT CORPORATION                                                                               116,204

                                                                                                                           732,226
                                                                                                                    --------------
INSURANCE CARRIERS - 3.16%
           3,516   AETNA INCORPORATED                                                                                      325,195
           5,959   AFLAC INCORPORATED                                                                                      286,032
          26,616   ALLIANZ AG ADR                                                                                          385,932
           1,763   ALLMERICA FINANCIAL CORPORATION                                                                          70,432
           7,871   ALLSTATE CORPORATION                                                                                    441,563
           1,546   AMBAC FINANCIAL GROUP INCORPORATED                                                                      118,563
          29,418   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             1,975,124
             711   AMERICAN NATIONAL INSURANCE COMPANY                                                                      83,287
           1,432   AMERICAN PHYSICIANS CAPITAL INCORPORATED+<<                                                              65,084
           8,661   AXA ADR<<                                                                                               260,176
           2,540   CHUBB CORPORATION                                                                                       245,974
           1,724   CIGNA CORPORATION                                                                                       193,984
           2,978   CINCINNATI FINANCIAL CORPORATION                                                                        132,610
           1,924   CNA FINANCIAL CORPORATION+                                                                               65,512
           3,537   FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                133,769
             618   FIDELITY NATIONAL TITLE GROUP, INCORPORATED                                                              14,090
           3,366   GENWORTH FINANCIAL INCORPORATED<<                                                                       115,959
           3,755   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          328,074
           2,382   HEALTH NET INCORPORATED+                                                                                121,553
          13,760   ING GROUP NV ADR<<                                                                                      444,998
           2,256   LINCOLN NATIONAL CORPORATION                                                                            117,267
           2,321   LOEWS CORPORATION                                                                                       224,162
           2,161   MBIA INCORPORATED<<                                                                                     133,507
           4,874   METLIFE INCORPORATED                                                                                    250,719
           1,336   MGIC INVESTMENT CORPORATION                                                                              86,974
           4,965   MILLEA HOLDINGS INCORPORATED                                                                            407,875
           3,987   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                  106,054

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (continued)
           1,492   PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                          $      128,372
             816   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+<<                                                         79,079
           1,926   PMI GROUP INCORPORATED<<                                                                                 78,196
           4,335   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  219,654
           2,566   PROGRESSIVE CORPORATION                                                                                 315,592
           1,948   PROTECTIVE LIFE CORPORATION                                                                              86,063
           6,550   PRUDENTIAL FINANCIAL INCORPORATED                                                                       506,970
           1,791   RADIAN GROUP INCORPORATED                                                                               101,299
           2,453   SAFECO CORPORATION                                                                                      137,981
           8,942   ST. PAUL COMPANIES INCORPORATED                                                                         416,071
             916   STANCORP FINANCIAL GROUP INCORPORATED                                                                    94,385
           4,921   SWISS REINSURANCE COMPANY ADR<<                                                                         363,465
           1,348   TORCHMARK CORPORATION                                                                                    72,954
          15,710   UNITEDHEALTH GROUP INCORPORATED                                                                         940,401
           1,944   UNITRIN INCORPORATED                                                                                     92,107
           7,713   WELLPOINT INCORPORATED+                                                                                 592,590
          10,662   ZURICH FINANCIAL SERVICES AG ADR+                                                                       217,757

                                                                                                                        11,577,405
                                                                                                                    --------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
           1,324   CORRECTIONS CORPORATION OF AMERICA+                                                                      58,825
             900   GEO GROUP INCORPORATED+                                                                                  22,005

                                                                                                                            80,830
                                                                                                                    --------------
LEATHER & LEATHER PRODUCTS - 0.06%
           6,262   COACH INCORPORATED+                                                                                     215,601
                                                                                                                    --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.06%
           4,067   GEORGIA-PACIFIC CORPORATION                                                                             192,329
           1,029   SKYLINE CORPORATION                                                                                      39,359

                                                                                                                           231,688
                                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.84%
           1,666   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                  70,655
          12,547   ADVANTEST CORPORATION ADR<<                                                                             284,315
           1,464   AFFYMETRIX INCORPORATED+<<                                                                               72,087
           6,361   AGILENT TECHNOLOGIES INCORPORATED+                                                                      226,833
           3,684   ALIGN TECHNOLOGY INCORPORATED+<<                                                                         25,493
           1,610   ALLERGAN INCORPORATED                                                                                   161,000
           2,833   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             78,134
             817   BADGER METER INCORPORATED                                                                                31,977
           1,004   BAUSCH & LOMB INCORPORATED                                                                               81,585
           8,057   BAXTER INTERNATIONAL INCORPORATED                                                                       313,337
           3,560   BECTON DICKINSON & COMPANY                                                                              207,299
           3,764   BIOMET INCORPORATED                                                                                     134,074
           8,894   BOSTON SCIENTIFIC CORPORATION+                                                                          235,513
           2,020   C.R. BARD INCORPORATED                                                                                  131,037
           1,613   CREDENCE SYSTEMS CORPORATION+<<                                                                          13,081
           3,444   DANAHER CORPORATION                                                                                     191,142
           1,906   DENTSPLY INTERNATIONAL INCORPORATED<<                                                                   106,031
           4,384   EASTMAN KODAK COMPANY<<                                                                                 105,085
             734   FARO TECHNOLOGIES INCORPORATED+<<                                                                        13,961
           1,614   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                         104,071
          13,404   FUJI PHOTO FILM COMPANY LIMITED ADR                                                                     428,928
           4,172   GUIDANT CORPORATION                                                                                     257,329
             514   HOLOGIC INCORPORATED+<<                                                                                  36,530
             887   INTUITIVE SURGICAL INCORPORATED+                                                                         99,096
           2,521   IRIS INTERNATIONAL INCORPORATED+                                                                         62,193
             599   ITRON INCORPORATED+                                                                                      28,003

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
             914   LASERSCOPE+<<                                                                                    $       19,669
          14,428   MEDTRONIC INCORPORATED                                                                                  801,764
             934   MENTOR CORPORATION<<                                                                                     45,523
             472   MILLIPORE CORPORATION+<<                                                                                 30,095
           2,892   NEWPORT CORPORATION+                                                                                     39,910
           9,734   OLYMPUS CORPORATION ADR                                                                                 250,560
           3,801   PERKINELMER INCORPORATED                                                                                 86,701
           6,104   RAYTHEON COMPANY                                                                                        234,516
           2,147   RESMED INCORPORATED+<<                                                                                   87,598
           2,547   RICOH COMPANY LIMITED ADR                                                                               225,410
           2,777   ROCKWELL AUTOMATION INCORPORATED                                                                        156,706
             881   SONOSITE INCORPORATED+                                                                                   33,090
           5,105   ST. JUDE MEDICAL INCORPORATED+                                                                          243,866
           3,977   STRYKER CORPORATION                                                                                     172,204
             769   TECHNE CORPORATION+<<                                                                                    42,495
           1,742   TEKTRONIX INCORPORATED                                                                                   44,578
           3,703   TERADYNE INCORPORATED+<<                                                                                 54,175
           2,799   THERMO ELECTRON CORPORATION+                                                                             86,349
             220   THERMOGENESIS CORPORATION+<<                                                                                939
           2,115   TRIMBLE NAVIGATION LIMITED+                                                                              68,907
           1,889   WATERS CORPORATION+                                                                                      74,105
           1,502   WRIGHT MEDICAL GROUP INCORPORATED+                                                                       29,124
          13,186   XEROX CORPORATION+                                                                                      187,241
           3,457   ZIMMER HOLDINGS INCORPORATED+                                                                           216,650

                                                                                                                         6,730,964
                                                                                                                    --------------
MEDICAL MANAGEMENT SERVICES - 0.04%
           2,173   COVENTRY HEALTH CARE INCORPORATED+                                                                      129,446
                                                                                                                    --------------
METAL MINING - 0.36%
           3,187   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     166,075
           5,646   NEWMONT MINING CORPORATION                                                                              260,393
           1,555   PHELPS DODGE CORPORATION                                                                                210,967
           4,009   RIO TINTO PLC ADR                                                                                       653,026
             546   SOUTHERN COPPER CORPORATION                                                                              34,731

                                                                                                                         1,325,192
                                                                                                                    --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
           2,159   VULCAN MATERIALS COMPANY                                                                                144,005
                                                                                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.78%
             490   ACCO BRANDS CORPORATION+                                                                                 11,294
           3,121   CALLAWAY GOLF COMPANY                                                                                    45,723
             473   CHARLES AND COLVARD LIMITED+<<                                                                           12,752
           3,588   HASBRO INCORPORATED                                                                                      73,267
             660   JAKKS PACIFIC INCORPORATED+<<                                                                            13,451
          38,121   JOHNSON & JOHNSON                                                                                     2,353,972
           6,165   MATTEL INCORPORATED                                                                                     102,647
           1,069   RC2 CORPORATION+<<                                                                                       37,778
           2,824   RUSS BERRIE AND COMPANY INCORPORATED                                                                     32,928
             587   STEINWAY MUSICAL INSTRUMENTS+                                                                            14,675
           2,240   TIFFANY & COMPANY                                                                                        91,168
           2,488   YANKEE CANDLE COMPANY INCORPORATED                                                                       63,071

                                                                                                                         2,852,726
                                                                                                                    --------------
MISCELLANEOUS RETAIL - 0.67%
           3,984   AMAZON.COM INCORPORATED+<<                                                                              193,065
              47   BLAIR CORPORATION                                                                                         1,753
           1,552   CASH AMERICA INTERNATIONAL INCORPORATED                                                                  35,153

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL (continued)
           6,380   COSTCO WHOLESALE CORPORATION                                                                     $      318,872
          11,002   CVS CORPORATION                                                                                         297,274
           2,614   DOLLAR TREE STORES INCORPORATED+<<                                                                       60,017
           2,328   EXPRESS SCRIPTS INCORPORATED+                                                                           196,623
           3,256   MICHAELS STORES INCORPORATED                                                                            121,774
           5,826   OFFICE DEPOT INCORPORATED+                                                                              172,916
           3,522   PETSMART INCORPORATED<<                                                                                  83,894
           7,449   RITE AID CORPORATION+                                                                                    27,487
          12,088   STAPLES INCORPORATED                                                                                    279,233
          12,983   WALGREEN COMPANY                                                                                        593,063
           1,814   WORLD FUEL SERVICES CORPORATION                                                                          62,311

                                                                                                                         2,443,435
                                                                                                                    --------------
MISCELLANEOUS SERVICES - 0.07%
          14,054   ADECCO SA ADR                                                                                           159,653
           1,273   D&B CORPORATION+                                                                                         82,745

                                                                                                                           242,398
                                                                                                                    --------------
MOTION PICTURES - 0.65%
          37,750   LIBERTY MEDIA CORPORATION CLASS A+<<                                                                    289,920
           1,945   MACROVISION CORPORATION+                                                                                 30,225
          25,558   NEWS CORPORATION CLASS A                                                                                378,514
          57,377   TIME WARNER INCORPORATED                                                                              1,031,639
          26,274   WALT DISNEY COMPANY                                                                                     655,011

                                                                                                                         2,385,309
                                                                                                                    --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.24%
           1,235   ARKANSAS BEST CORPORATION<<                                                                              50,931
           1,453   CNF INCORPORATED                                                                                         82,821
           2,090   FORWARD AIR CORPORATION                                                                                  80,361
           2,744   LANDSTAR SYSTEM INCORPORATED                                                                            118,102
           7,115   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                              554,258

                                                                                                                           886,473
                                                                                                                    --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.13%
             379   ACCREDITED HOME LENDERS HOLDING COMPANY+<<                                                               16,418
          13,845   AMERICAN EXPRESS COMPANY                                                                                711,910
           3,073   AMERICREDIT CORPORATION+                                                                                 76,210
           3,260   APOLLO INVESTMENT CORPORATION                                                                            61,850
           2,937   CAPITAL ONE FINANCIAL CORPORATION                                                                       243,947
           3,482   CIT GROUP INCORPORATED                                                                                  172,359
           7,903   COUNTRYWIDE FINANCIAL CORPORATION                                                                       275,103
           1,973   DORAL FINANCIAL CORPORATION<<                                                                            19,987
          12,052   FANNIE MAE                                                                                              579,099
             442   FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C                                                        12,319
             967   FINANCIAL FEDERAL CORPORATION<<                                                                          39,086
           8,573   FREDDIE MAC                                                                                             535,384
          15,111   MBNA CORPORATION                                                                                        404,521
           2,354   METRIS COMPANIES INCORPORATED+                                                                           35,286
           4,995   ORIX CORPORATION ADR<<                                                                                  537,112
           5,696   SLM CORPORATION                                                                                         299,325
             341   STUDENT LOAN CORPORATION                                                                                 71,989
           1,537   WORLD ACCEPTANCE CORPORATION+                                                                            42,329

                                                                                                                         4,134,234
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION - 1.99%
           3,090   ANADARKO PETROLEUM CORPORATION                                                                   $      279,985
           4,343   APACHE CORPORATION                                                                                      283,511
          21,735   BHP BILLITON LIMITED ADR                                                                                699,215
           3,716   BJ SERVICES COMPANY                                                                                     136,191
           5,592   BURLINGTON RESOURCES INCORPORATED                                                                       404,022
           2,108   CABOT OIL & GAS CORPORATION                                                                              88,979
           1,472   CAL DIVE INTERNATIONAL INCORPORATED+                                                                    106,882
           1,136   CHENIERE ENERGY INCORPORATED+<<                                                                          40,703
           2,278   CIMAREX ENERGY COMPANY<<                                                                                 88,637
           3,708   DENBURY RESOURCES INCORPORATED+                                                                          83,949
           6,922   DEVON ENERGY CORPORATION                                                                                416,704
           1,741   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                108,899
           2,069   ENCORE ACQUISITION COMPANY+                                                                              64,222
           5,231   ENI SPA ADR<<                                                                                           709,376
           2,544   ENSCO INTERNATIONAL INCORPORATED                                                                        120,484
           3,505   EOG RESOURCES INCORPORATED                                                                              251,484
           1,802   FX ENERGY INCORPORATED+<<                                                                                20,651
           6,104   HALLIBURTON COMPANY                                                                                     388,520
           2,099   HANOVER COMPRESSOR COMPANY+<<                                                                            28,378
           1,715   KERR-MCGEE CORPORATION                                                                                  148,262
           2,722   NOBLE ENERGY INCORPORATED                                                                               101,721
           4,976   OCCIDENTAL PETROLEUM CORPORATION                                                                        394,597
           2,206   PIONEER NATURAL RESOURCES COMPANY                                                                       112,352
           2,956   PRIDE INTERNATIONAL INCORPORATED+                                                                        88,059
          16,306   REPSOL YPF SA ADR                                                                                       481,353
           2,136   ROWAN COMPANIES INCORPORATED                                                                             76,640
             929   SEACOR HOLDINGS INCORPORATED+<<                                                                          62,568
             587   SPINNAKER EXPLORATION COMPANY+                                                                           38,313
           2,139   ST. MARY LAND & EXPLORATION COMPANY<<                                                                    76,191
           1,049   TIDEWATER INCORPORATED                                                                                   47,415
           7,638   TOTAL SA ADR<<                                                                                          952,382
             383   TRI-VALLEY CORPORATION+<<                                                                                 3,845
           2,480   UNIT CORPORATION+                                                                                       134,317
           6,133   XTO ENERGY INCORPORATED                                                                                 249,552

                                                                                                                         7,288,359
                                                                                                                    --------------
PAPER & ALLIED PRODUCTS - 0.38%
           1,231   BOWATER INCORPORATED<<                                                                                   38,223
           1,223   GREIF INCORPORATED CLASS A                                                                               73,441
           5,894   INTERNATIONAL PAPER COMPANY                                                                             185,838
           5,022   KIMBERLY-CLARK CORPORATION                                                                              296,198
           4,317   MEADWESTVACO CORPORATION                                                                                120,833
             188   NEENAH PAPER INCORPORATED                                                                                 5,275
           2,090   OFFICEMAX INCORPORATED                                                                                   60,986
          18,910   STORA ENSO OYJ ADR<<                                                                                    242,804
           2,039   TEMPLE-INLAND INCORPORATED                                                                               85,373
          15,788   UPM-KYMMENE OYJ ADR<<                                                                                   296,814

                                                                                                                         1,405,785
                                                                                                                    --------------
PERSONAL SERVICES - 0.09%
           2,649   CINTAS CORPORATION                                                                                      118,463
           1,237   G & K SERVICES INCORPORATED CLASS A                                                                      47,427
           4,188   H & R BLOCK INCORPORATED                                                                                102,355
           1,436   REGIS CORPORATION                                                                                        57,368
              88   UNIFIRST CORPORATION                                                                                      2,719

                                                                                                                           328,332
                                                                                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.14%
           1,004   AMERADA HESS CORPORATION                                                                                123,010

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
           1,531   ASHLAND INCORPORATED                                                                             $       85,353
          20,399   BP PLC ADR                                                                                            1,343,070
          28,737   CHEVRONTEXACO CORPORATION                                                                             1,646,917
          17,245   CONOCOPHILLIPS                                                                                        1,043,495
          81,572   EXXON MOBIL CORPORATION                                                                               4,733,623
           2,704   FRONTIER OIL CORPORATION                                                                                101,887
           1,328   HEADWATERS INCORPORATED+<<                                                                               47,317
           5,356   MARATHON OIL CORPORATION                                                                                317,557
           2,738   MURPHY OIL CORPORATION                                                                                  135,422
          12,217   ROYAL DUTCH SHELL PLC ADR CLASS A                                                                       752,812
           7,523   ROYAL DUTCH SHELL PLC ADR CLASS B<<                                                                     487,716
           2,396   SUNOCO INCORPORATED                                                                                     184,971
           1,620   TESORO PETROLEUM CORPORATION                                                                             89,213
           3,705   VALERO ENERGY CORPORATION                                                                               356,421
           2,325   WD-40 COMPANY                                                                                            63,868

                                                                                                                        11,512,652
                                                                                                                    --------------
PRIMARY METAL INDUSTRIES - 0.56%
          11,735   ALCOA INCORPORATED                                                                                      321,656
           2,619   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      86,375
           1,391   CARPENTER TECHNOLOGY CORPORATION                                                                         91,180
           2,009   COMMSCOPE INCORPORATED+                                                                                  41,205
           3,252   ENGELHARD CORPORATION                                                                                    95,934
           9,672   JOHNSON MATTHEY PLC ADR<<                                                                               417,408
           9,987   KUBOTA CORPORATION ADR                                                                                  393,987
             602   LONE STAR TECHNOLOGIES INCORPORATED+                                                                     29,498
           1,427   MAVERICK TUBE CORPORATION+<<                                                                             54,297
           2,921   NUCOR CORPORATION<<                                                                                     195,941
           3,062   PRECISION CASTPARTS CORPORATION                                                                         156,131
           1,782   STEEL DYNAMICS INCORPORATED<<                                                                            61,693
           2,237   UNITED STATES STEEL CORPORATION<<                                                                       106,481

                                                                                                                         2,051,786
                                                                                                                    --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.77%
           3,536   BELO CORPORATION CLASS A                                                                                 77,085
           1,288   CONSOLIDATED GRAPHICS INCORPORATED+                                                                      65,933
           1,640   DOW JONES & COMPANY INCORPORATED                                                                         55,940
           2,741   GANNETT COMPANY INCORPORATED<<                                                                          168,900
           1,035   KNIGHT-RIDDER INCORPORATED                                                                               62,514
             381   MARTHA STEWART LIVING OMNIMEDIA INCORPORATED+<<                                                           7,666
           5,413   MCGRAW-HILL COMPANIES INCORPORATED                                                                      287,160
           2,436   NEW YORK TIMES COMPANY CLASS A                                                                           66,990
          15,366   PEARSON PLC ADR                                                                                         178,860
           5,291   READER'S DIGEST ASSOCIATION INCORPORATED<<                                                               82,169
          13,184   REED ELSEVIER NV ADR<<                                                                                  351,353
           1,461   REYNOLDS & REYNOLDS COMPANY CLASS A                                                                      39,798
           4,405   RR DONNELLEY & SONS COMPANY                                                                             150,651
           7,481   TOPPAN PRINTING COMPANY LIMITED ADR<<                                                                   411,391
           2,901   TRIBUNE COMPANY                                                                                          92,745
           1,318   VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                  40,093
          18,102   VIACOM INCORPORATED CLASS B+                                                                            604,607
             119   WASHINGTON POST COMPANY CLASS B                                                                          87,703

                                                                                                                         2,831,558
                                                                                                                    --------------
RAILROAD TRANSPORTATION - 0.27%
           4,622   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                305,884
           3,198   CSX CORPORATION                                                                                         155,550
           3,434   KANSAS CITY SOUTHERN+<<                                                                                  85,747
           5,949   NORFOLK SOUTHERN CORPORATION                                                                            263,184

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RAILROAD TRANSPORTATION (continued)
           2,244   UNION PACIFIC CORPORATION                                                                        $      171,756

                                                                                                                           982,121
                                                                                                                    --------------
REAL ESTATE - 0.06%
             719   CONSOLIDATED-TOMOKA LAND COMPANY                                                                         46,296
           1,731   JONES LANG LASALLE INCORPORATED                                                                          86,515
           1,530   NEW CENTURY FINANCIAL CORPORATION<<                                                                      55,340
             746   PHH CORPORATION+                                                                                         21,530

                                                                                                                           209,681
                                                                                                                    --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.13%
           5,684   BRIDGESTONE CORPORATION                                                                                 244,642
           4,011   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                        68,708
           1,648   SEALED AIR CORPORATION+<<                                                                                85,218
           3,602   TUPPERWARE CORPORATION                                                                                   83,098

                                                                                                                           481,666
                                                                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.53%
           1,717   AG EDWARDS INCORPORATED                                                                                  75,668
           4,555   AMERIPRISE FINANCIAL INCORPORATED                                                                       191,538
          11,451   AMVESCAP PLC ADR                                                                                        157,451
           1,271   BEAR STEARNS COMPANIES INCORPORATED<<                                                                   141,068
           2,153   BKF CAPITAL GROUP INCORPORATED<<                                                                         44,459
             726   BLACKROCK INCORPORATED                                                                                   78,292
          14,090   CHARLES SCHWAB CORPORATION                                                                              214,872
             530   CHICAGO MERCANTILE EXCHANGE                                                                             187,700
          11,866   CREDIT SUISSE GROUP ADR<<                                                                               575,382
           6,532   E*TRADE FINANCIAL CORPORATION+<<                                                                        127,505
           1,200   FEDERATED INVESTORS INCORPORATED CLASS B                                                                 43,848
           2,508   FRANKLIN RESOURCES INCORPORATED                                                                         232,943
           4,876   GOLDMAN SACHS GROUP INCORPORATED                                                                        628,809
           4,641   KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                                               46,967
             879   LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                                         484
           1,626   LEGG MASON INCORPORATED                                                                                 199,429
           3,278   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                 413,028
          11,605   MERRILL LYNCH & COMPANY INCORPORATED                                                                    770,804
          13,789   MORGAN STANLEY                                                                                          772,598
          26,793   NOMURA HOLDINGS INCORPORATED ADR<<                                                                      446,103
           1,001   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    39,780
           2,042   STIFEL FINANCIAL CORPORATION+                                                                            76,452
           2,070   T. ROWE PRICE GROUP INCORPORATED                                                                        148,937

                                                                                                                         5,614,117
                                                                                                                    --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.39%
             826   CABOT MICROELECTRONICS CORPORATION+<<                                                                    25,548
          19,665   CORNING INCORPORATED+                                                                                   398,216
           4,556   GENTEX CORPORATION                                                                                       85,790
           8,628   HANSON PLC ADR                                                                                          441,754
          22,566   LAFARGE SA ADR<<                                                                                        482,912

                                                                                                                         1,434,220
                                                                                                                    --------------
TEXTILE MILL PRODUCTS - 0.03%
             995   MOHAWK INDUSTRIES INCORPORATED+                                                                          87,540
             716   OXFORD INDUSTRIES INCORPORATED                                                                           40,397

                                                                                                                           127,937
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TOBACCO PRODUCTS - 0.73%
          25,999   ALTRIA GROUP INCORPORATED                                                                        $    1,892,467
          11,014   BRITISH AMERICAN TOBACCO PLC ADR<<                                                                      481,312
           1,221   REYNOLDS AMERICAN INCORPORATED<<                                                                        108,693
             818   UNIVERSAL CORPORATION                                                                                    33,031
           2,619   UST INCORPORATED<<                                                                                      101,041
           2,199   VECTOR GROUP LIMITED<<                                                                                   41,429

                                                                                                                         2,657,973
                                                                                                                    --------------
TRANSPORTATION BY AIR - 0.38%
           4,858   AMR CORPORATION+<<                                                                                       82,052
          40,289   BAA PLC ADR<<                                                                                           443,046
           3,895   FEDEX CORPORATION                                                                                       380,230
          25,690   JAPAN AIRLINES SYSTEM ADR+<<                                                                            324,198
          11,009   SOUTHWEST AIRLINES COMPANY                                                                              181,648

                                                                                                                         1,411,174
                                                                                                                    --------------
TRANSPORTATION EQUIPMENT - 1.74%
          13,031   BAE SYSTEMS PLC ADR                                                                                     305,312
          10,270   BOEING COMPANY                                                                                          700,311
           4,014   CLARCOR INCORPORATED                                                                                    118,654
           5,713   DAIMLERCHRYSLER AG<<                                                                                    287,307
           2,378   DANA CORPORATION                                                                                         16,575
          37,141   FIAT SPA ADR<<                                                                                          299,356
          23,920   FORD MOTOR COMPANY                                                                                      194,470
           2,261   GENERAL DYNAMICS CORPORATION                                                                            258,432
           5,911   GENERAL MOTORS CORPORATION<<                                                                            129,451
           3,676   GENUINE PARTS COMPANY                                                                                   162,884
           2,295   GOODRICH CORPORATION                                                                                     88,403
           1,480   GREENBRIER COMPANIES INCORPORATED                                                                        40,330
           1,189   GROUP 1 AUTOMOTIVE INCORPORATED+                                                                         36,704
           4,203   HARLEY-DAVIDSON INCORPORATED<<                                                                          226,374
             700   HEICO CORPORATION<<                                                                                      15,981
          13,612   HONDA MOTOR COMPANY LIMITED ADR                                                                         380,592
          10,918   HONEYWELL INTERNATIONAL INCORPORATED                                                                    398,944
           1,330   ITT INDUSTRIES INCORPORATED                                                                             144,651
           2,752   JOHNSON CONTROLS INCORPORATED                                                                           191,126
           1,235   LEAR CORPORATION                                                                                         34,382
           4,181   LOCKHEED MARTIN CORPORATION                                                                             253,369
           1,190   NAVISTAR INTERNATIONAL CORPORATION+                                                                      33,760
           4,139   NORTHROP GRUMMAN CORPORATION                                                                            237,454
           2,887   PACCAR INCORPORATED                                                                                     207,460
             429   TENNECO AUTOMOTIVE INCORPORATED+                                                                          7,452
           1,829   TEXTRON INCORPORATED                                                                                    144,308
           7,890   TOYOTA MOTOR CORPORATION ADR<<                                                                          763,357
           1,108   TRIUMPH GROUP INCORPORATED+                                                                              42,049
          12,481   UNITED TECHNOLOGIES CORPORATION                                                                         671,977

                                                                                                                         6,391,425
                                                                                                                    --------------
TRANSPORTATION SERVICES - 0.11%
           5,204   EXPEDIA INCORPORATED+<<                                                                                 129,007
           1,918   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                     136,197
           2,005   GATX CORPORATION                                                                                         75,468
           2,878   SABRE HOLDINGS CORPORATION                                                                               65,820

                                                                                                                           406,492
                                                                                                                    --------------
WATER TRANSPORTATION - 0.04%
           1,617   ALEXANDER & BALDWIN INCORPORATED                                                                         80,882

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WATER TRANSPORTATION (continued)
           1,132   KIRBY CORPORATION+                                                                               $       60,223

                                                                                                                           141,105
                                                                                                                    --------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.67%
           1,340   AMERISOURCEBERGEN CORPORATION                                                                           107,669
           1,056   BROWN-FORMAN CORPORATION CLASS B                                                                         72,611
           5,498   CARDINAL HEALTH INCORPORATED                                                                            351,597
           2,471   DEAN FOODS COMPANY+                                                                                      94,367
             876   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                            24,598
           4,145   MCKESSON CORPORATION                                                                                    208,494
           4,251   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    228,066
           2,471   NIKE INCORPORATED CLASS B                                                                               210,776
           5,516   SMURFIT-STONE CONTAINER CORPORATION+<<                                                                   69,888
           8,372   SYSCO CORPORATION                                                                                       270,583
             995   TRACTOR SUPPLY COMPANY+                                                                                  53,591
           6,089   UNILEVER NV NY SHARES<<                                                                                 407,841
           9,014   UNILEVER PLC ADR<<                                                                                      353,709

                                                                                                                         2,453,790
                                                                                                                    --------------
WHOLESALE TRADE-DURABLE GOODS - 0.66%
           1,971   ARROW ELECTRONICS INCORPORATED+<<                                                                        61,101
           2,748   AVNET INCORPORATED+                                                                                      61,830
           3,238   CYTYC CORPORATION+                                                                                       89,077
           1,850   DREW INDUSTRIES INCORPORATED+<<                                                                          55,722
           3,052   KYOCERA CORPORATION ADR<<                                                                               209,062
          10,915   MITSUBISHI CORPORATION ADR                                                                              447,893
           1,858   MITSUI & COMPANY LIMITED ADR<<                                                                          455,210
          10,708   NISSAN MOTOR COMPANY LIMITED ADR<<                                                                      219,621
           1,731   OMNICARE INCORPORATED                                                                                    98,581
           2,760   PEP BOYS-MANNY, MOE & JACK                                                                               39,606
           2,312   SCP POOL CORPORATION                                                                                     90,006
          41,744   SUMITOMO MITSUI FINANCIAL<<                                                                             394,222
           4,535   SYCAMORE NETWORKS INCORPORATED+                                                                          18,457
           1,173   TECH DATA CORPORATION+                                                                                   46,111
           3,049   VISTEON CORPORATION                                                                                      20,611
           1,522   W.W. GRAINGER INCORPORATED                                                                              106,890

                                                                                                                         2,414,000
                                                                                                                    --------------
TOTAL COMMON STOCKS (COST $196,593,809)                                                                                234,083,785
                                                                                                                    --------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES - 34.84%

US TREASURY NOTES - 34.84%
$     22,160,000   US TREASURY NOTE<<                                                    2.63%        03/15/2009        20,962,850
      37,050,000   US TREASURY NOTE<<                                                    4.00         06/15/2009        36,543,452
       1,270,000   US TREASURY NOTE<<                                                    6.00         08/15/2009         1,338,164
       7,620,000   US TREASURY NOTE<<                                                    3.38         09/15/2009         7,344,667
       4,050,000   US TREASURY NOTE<<                                                    3.50         11/15/2009         3,914,418
       2,150,000   US TREASURY NOTE<<                                                    3.50         02/15/2010         2,073,406
      27,000,000   US TREASURY NOTE<<                                                    4.00         03/15/2010        26,544,375
       5,963,000   US TREASURY NOTE<<                                                    4.13         08/15/2010         5,884,736
      23,621,000   US TREASURY NOTE<<                                                    3.88         09/15/2010        23,048,923

                                                                                                                       127,654,991
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $130,240,495)                                                                       127,654,991
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COLLATERAL FOR SECURITIES LENDING - 46.69%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.39%
       7,495,623   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                           $    7,495,623
       1,259,904   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       1,259,904

                                                                                                                         8,755,527
                                                                                                                    --------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 44.30%
$      8,000,000   AQUIFER FUNDING LIMITED                                               4.03%        12/06/2005         7,995,520
       2,600,000   BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
                   (MATURITY VALUE $2,600,297)                                           4.11         12/01/2005         2,600,000
      15,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $15,001,713)                                          4.11         12/01/2005        15,000,000
         940,000   BETA FINANCE INCORPORATED+/-                                          4.11         06/02/2006           940,320
       8,000,000   BUCKINGHAM CDO LLC                                                    4.04         12/02/2005         7,999,120
       6,800,000   CHARTA LLC                                                            4.31         02/13/2006         6,739,888
       1,000,000   CONCORD MINUTEMAN CAPITAL COMPANY SERIES B+/-                         4.10         12/14/2006         1,000,000
       7,000,000   CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                         4.07         12/07/2005         7,000,000
       7,505,000   DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $7,505,844)                                           4.05         12/01/2005         7,505,000
       8,000,000   EUREKA SECURITIZATION INCORPORATED                                    3.94         12/07/2005         7,994,640
       5,000,000   ING USA ANNUITY AND LIFE INSURANCE+/-                                 4.22         06/06/2006         5,000,000
       1,253,000   K2 USA LLC+/-                                                         4.10         07/24/2006         1,253,413
       6,813,000   KLIO FUNDING CORPORATION                                              4.13         12/19/2005         6,798,965
       4,000,000   KLIO II FUNDING CORPORATION                                           4.02         12/01/2005         4,000,000
       6,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                              4.11         03/16/2006         6,000,000
       1,566,000   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                              4.26         12/23/2005         1,566,125
       3,132,000   LINKS FINANCE LLC+/-                                                  4.11         03/15/2006         3,131,969
       4,000,000   LIQUID FUNDING LIMITED+/-                                             4.06         12/19/2005         4,000,000
       2,000,000   LIQUID FUNDING LIMITED+/-                                             4.07         03/03/2006         2,000,000
       7,000,000   MORGAN STANLEY+/-                                                     4.14         01/13/2006         7,000,000
       1,253,000   MORGAN STANLEY+/-                                                     4.15         08/13/2010         1,253,125
      28,688,000   MORGAN STANLEY REPURCHASE AGREEMENT
                   (MATURITY VALUE $28,691,203)                                          4.02         12/01/2005        28,688,000
       8,000,000   NATEXIS BANQUE POPULAIRES+/-                                          4.06         02/01/2006         8,000,000
       5,000,000   PREMIUM ASSET TRUST SERIES 2001-2                                     4.35         03/28/2006         5,004,250
       3,132,000   RACERS TRUST 2004+/-                                                  4.17         05/20/2005         3,132,204
       3,132,000   TANGO FINANCE CORPORATION+/-                                          4.10         10/25/2006         3,132,783
       1,566,000   TRAVELLERS INSURANCE COMPANY+/-                                       4.20         02/10/2006         1,565,969
       4,000,000   WHITE PINE FINANCE LLC+/-                                             4.11         01/18/2006         3,999,840
       2,000,000   WHITE PINE FINANCE LLC SERIES MTN+/-                                  4.04         06/12/2006         2,000,320

                                                                                                                       162,301,451
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $170,923,201)                                                          171,056,978
                                                                                                                    --------------

SHORT-TERM INVESTMENTS - 0.24%

US TREASURY BILLS - 0.24%
         577,000   US TREASURY BILL<<^                                                   3.74         12/08/2005           576,580
          99,000   US TREASURY BILL<<^                                                   3.77         12/08/2005            98,927
         202,000   US TREASURY BILL<<^                                                   3.78         12/08/2005           201,852

                                                                                                                           877,359
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $877,359)                                                                               877,359
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $498,634,864)*                                            145.66%                                             $  533,673,113

OTHER ASSETS AND LIABILITIES, NET                               (45.66)                                               (167,288,463)
                                                                ------                                              --------------

TOTAL NET ASSETS                                                100.00%                                             $  366,384,650
                                                                ------                                              --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $1,492,186. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.64% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 77.43%

ADVERTISING - 0.02%
           3,255   CENVEO INCORPORATED+                                                                             $     42,022
                                                                                                                    ------------

AMUSEMENT & RECREATION SERVICES - 0.12%
           2,081   HARRAH'S ENTERTAINMENT INCORPORATED                                                                   141,695
           4,710   INTERNATIONAL GAME TECHNOLOGY                                                                         138,239

                                                                                                                         279,934
                                                                                                                    ------------
APPAREL & ACCESSORY STORES - 0.35%
           1,599   ABERCROMBIE & FITCH COMPANY CLASS A                                                                    98,051
           2,792   CHICO'S FAS INCORPORATED+                                                                             123,155
           6,223   GAP INCORPORATED                                                                                      108,156
           3,009   KOHL'S CORPORATION+                                                                                   138,414
           4,601   LIMITED BRANDS                                                                                        102,372
           3,214   NORDSTROM INCORPORATED                                                                                118,532
           1,486   PAYLESS SHOESOURCE INCORPORATED+                                                                       33,955
           2,595   ROSS STORES INCORPORATED                                                                               71,363

                                                                                                                         793,998
                                                                                                                    ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.37%
          11,589   BENETTON GROUP SPA ADR                                                                                257,855
           9,995   INNOVO GROUP INCORPORATED+                                                                             12,494
           1,649   JONES APPAREL GROUP INCORPORATED                                                                       47,425
           2,026   LIZ CLAIBORNE INCORPORATED                                                                             70,667
           1,770   VF CORPORATION                                                                                        100,271
           5,412   WACOAL CORPORATION ADR                                                                                364,390

                                                                                                                         853,102
                                                                                                                    ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
           3,123   AUTONATION INCORPORATED+                                                                               64,708
             380   AUTOZONE INCORPORATED+                                                                                 33,843
           2,064   CARMAX INCORPORATED+<<                                                                                 56,595

                                                                                                                         155,146
                                                                                                                    ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
           2,307   PACIFIC ETHANOL INCORPORATED+<<                                                                        24,846
                                                                                                                    ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.63%
           1,725   CENTEX CORPORATION<<                                                                                  123,941
           1,378   COMSTOCK HOMEBUILDING+<<                                                                               21,180
           4,640   D.R. HORTON INCORPORATED                                                                              164,442
           1,334   KB HOME                                                                                                93,073
           1,780   LENNAR CORPORATION CLASS A                                                                            102,670
           3,066   PULTE HOMES INCORPORATED                                                                              127,638
          49,982   SEKISUI HOUSE LIMITED                                                                                 595,246
           7,536   VIVENDI UNIVERSAL SA ADR                                                                              218,167

                                                                                                                       1,446,357
                                                                                                                    ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.67%
           1,862   FASTENAL COMPANY                                                                                       73,921
          20,825   HOME DEPOT INCORPORATED                                                                               870,069
           7,764   LOWE'S COMPANIES INCORPORATED                                                                         523,915
           1,547   SHERWIN-WILLIAMS COMPANY                                                                               67,820

                                                                                                                       1,535,725
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUSINESS SERVICES - 4.79%
           6,723   3COM CORPORATION+                                                                                $     24,337
           5,562   ADOBE SYSTEMS INCORPORATED+<<                                                                         181,377
           1,414   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                     78,873
           4,770   APPLIED DIGITAL SOLUTIONS+                                                                             14,405
           1,282   ARBITRON INCORPORATED                                                                                  49,485
           3,176   ARIBA INCORPORATED+                                                                                    27,409
           3,255   AUTODESK INCORPORATED+                                                                                135,799
           5,320   AUTOMATIC DATA PROCESSING INCORPORATED                                                                250,040
           5,783   BEA SYSTEMS INCORPORATED+<<                                                                            50,717
           3,687   BMC SOFTWARE INCORPORATED+                                                                             75,547
           3,999   CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                 68,543
          11,443   CENDANT CORPORATION                                                                                   203,342
           2,625   CERIDIAN CORPORATION+                                                                                  63,000
           1,415   CERTEGY INCORPORATED                                                                                   56,897
           1,339   CHOICEPOINT INCORPORATED+                                                                              57,885
           3,134   CITRIX SYSTEMS INCORPORATED+                                                                           85,057
             704   CLICK COMMERCE INCORPORATED+<<                                                                         16,720
           1,483   COGNEX CORPORATION                                                                                     45,884
           5,501   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                        156,834
           2,017   COMPUTER SCIENCES CORPORATION+                                                                        101,314
           7,354   COMPUWARE CORPORATION+                                                                                 67,877
           2,193   CONVERGYS CORPORATION+                                                                                 36,404
           3,605   CSK HOLDINGS CORPORATION ADR<<                                                                        159,981
           1,677   DELUXE CORPORATION                                                                                     54,385
             951   DST SYSTEMS INCORPORATED+                                                                              56,556
          11,219   EBAY INCORPORATED+                                                                                    502,723
           3,002   ECHELON CORPORATION+<<                                                                                 24,767
           2,467   EFUNDS CORPORATION+                                                                                    50,796
           3,352   ELECTRONIC ARTS INCORPORATED+<<                                                                       188,919
           5,689   ELECTRONIC DATA SYSTEMS CORPORATION                                                                   131,131
           1,911   ELECTRONICS FOR IMAGING INCORPORATED+                                                                  53,374
           1,913   EQUIFAX INCORPORATED                                                                                   73,268
           1,761   FAIR ISAAC CORPORATION<<                                                                               80,689
           1,542   FILENET CORPORATION+                                                                                   41,541
           7,662   FIRST DATA CORPORATION                                                                                331,535
           2,173   FISERV INCORPORATED+                                                                                   98,893
           1,596   GOOGLE INCORPORATED CLASS A+                                                                          646,364
           3,159   IMS HEALTH INCORPORATED                                                                                77,238
               1   INFOSPACE INCORPORATED+                                                                                    18
           3,641   INTERNET CAPITAL GROUP INCORPORATED+<<                                                                 30,220
           4,877   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                         45,454
           1,731   INTUIT INCORPORATED+                                                                                   92,730
           6,415   JUNIPER NETWORKS INCORPORATED+<<                                                                      144,273
           2,366   KEANE INCORPORATED+                                                                                    24,748
           1,699   MACROMEDIA INCORPORATED+                                                                               76,217
           1,714   MANPOWER INCORPORATED                                                                                  79,615
           2,517   MCAFEE INCORPORATED+<<                                                                                 69,998
           2,124   MENTOR GRAPHICS CORPORATION+<<                                                                         19,031
           1,543   MERCURY INTERACTIVE CORPORATION+                                                                       42,895
          85,383   MICROSOFT CORPORATION                                                                               2,365,963
           2,103   MONSTER WORLDWIDE INCORPORATED+                                                                        81,807
           3,439   MPS GROUP INCORPORATED+                                                                                43,228
           3,575   NCR CORPORATION+                                                                                      121,371
           2,649   NDCHEALTH CORPORATION<<                                                                                49,907
           7,552   NOVELL INCORPORATED+<<                                                                                 58,755
           1,781   OMNICOM GROUP INCORPORATED                                                                            150,601
          37,656   ORACLE CORPORATION+                                                                                   473,336
           8,662   PARAMETRIC TECHNOLOGY CORPORATION+                                                                     50,673
           8,085   REALNETWORKS INCORPORATED+<<                                                                           69,935
           3,823   RED HAT INCORPORATED+<<                                                                                90,108
          17,731   RENTOKIL INITIAL PLC ADR                                                                              247,755
           2,756   REUTERS GROUP PLC ADR                                                                                 114,098
           2,856   ROBERT HALF INTERNATIONAL INCORPORATED                                                                109,271

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUSINESS SERVICES (continued)
           1,770   RSA SECURITY INCORPORATED+<<                                                                     $     23,010
           6,940   SAP AG ADR                                                                                            313,341
           6,631   SIEBEL SYSTEMS INCORPORATED<<                                                                          69,626
          33,570   SUN MICROSYSTEMS INCORPORATED+                                                                        126,559
           2,414   SYBASE INCORPORATED+                                                                                   54,194
          12,481   SYMANTEC CORPORATION+                                                                                 220,539
           2,219   SYNOPSYS INCORPORATED+                                                                                 43,315
           1,603   TOTAL SYSTEM SERVICES INCORPORATED                                                                     34,561
           4,309   UNISYS CORPORATION+<<                                                                                  26,500
           1,749   VASCO DATA SECURITY INTERNATIONAL INCORPORATED+                                                        19,729
           3,743   VERISIGN INCORPORATED+                                                                                 83,207
           2,508   VIAD CORPORATION                                                                                       76,369
             818   WEBSENSE INCORPORATED+<<                                                                               53,129
           2,022   WEBSIDESTORY INCORPORATED+                                                                             36,396
           3,431   WPP GROUP PLC ADR                                                                                     168,634
          12,913   YAHOO! INCORPORATED+                                                                                  519,490

                                                                                                                      10,940,512
                                                                                                                    ------------
CHEMICALS & ALLIED PRODUCTS - 7.22%
          10,058   AASTROM BIOSCIENCES INCORPORATED+<<                                                                    21,826
          14,874   ABBOTT LABORATORIES                                                                                   560,899
           1,871   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 110,707
           4,923   AKZO NOBEL NV ADR                                                                                     219,812
           1,438   ALBERTO-CULVER COMPANY CLASS B                                                                         62,524
          12,081   AMGEN INCORPORATED+                                                                                   977,715
           7,981   ASTRAZENECA PLC ADR                                                                                   367,525
             757   AVERY DENNISON CORPORATION                                                                             44,504
           5,485   AVON PRODUCTS INCORPORATED                                                                            150,015
           1,323   BARR PHARMACEUTICALS INCORPORATED+                                                                     75,874
           3,883   BIOGEN IDEC INCORPORATED+                                                                             166,231
          18,679   BRISTOL-MYERS SQUIBB COMPANY                                                                          403,280
           1,589   CABOT CORPORATION                                                                                      55,694
           5,680   CHEMTURA CORPORATION                                                                                   68,444
           1,390   CHIRON CORPORATION+                                                                                    61,577
          10,636   CIBA SPECIALTY CHEMICALS                                                                              310,678
           5,372   COLGATE PALMOLIVE COMPANY                                                                             292,881
           3,980   CYPRESS BIOSCIENCE INCORPORATED+                                                                       22,487
           3,646   DISCOVERY LABORATORIES INCORPORATED+<<                                                                 24,501
           9,716   DOW CHEMICAL COMPANY                                                                                  439,649
           9,429   E.I. DU PONT DE NEMOURS & COMPANY                                                                     403,090
           1,400   EASTMAN CHEMICAL COMPANY                                                                               77,462
           2,354   ECOLAB INCORPORATED                                                                                    78,318
           3,833   EISAI COMPANY LIMITED ADR<<                                                                           147,676
           9,355   ELI LILLY & COMPANY                                                                                   472,427
           3,766   EPIX PHARMACEUTICALS INCORPORATED+<<                                                                   18,566
           1,857   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                            61,300
           3,717   FOREST LABORATORIES INCORPORATED+                                                                     145,223
           5,114   GENENTECH INCORPORATED+                                                                               489,001
           3,045   GENZYME CORPORATION+                                                                                  226,365
           5,217   GILEAD SCIENCES INCORPORATED+                                                                         264,450
          12,424   GLAXOSMITHKLINE PLC ADR                                                                               615,858
           2,581   HOSPIRA INCORPORATED+                                                                                 113,951
           1,179   IDEXX LABORATORIES INCORPORATED+                                                                       84,357
           1,245   IMCLONE SYSTEMS INCORPORATED+<<                                                                        40,350
           1,486   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        48,354
           2,911   IVAX CORPORATION+                                                                                      87,214
           3,652   KING PHARMACEUTICALS INCORPORATED+                                                                     57,446
           1,497   LUBRIZOL CORPORATION                                                                                   63,188
           3,557   LYONDELL CHEMICAL COMPANY                                                                              90,454
           3,769   MEDIMMUNE INCORPORATED+                                                                               135,345
          20,968   MERCK & COMPANY INCORPORATED                                                                          616,459
           6,277   MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                               65,971

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           3,392   MONSANTO COMPANY                                                                                 $    248,532
           4,504   MOSAIC COMPANY+<<                                                                                      60,984
           3,419   MYLAN LABORATORIES INCORPORATED                                                                        71,423
           2,316   NASTECH PHARMACEUTICAL COMPANY INCORPORATED+                                                           33,119
          13,002   NOVARTIS AG ADR                                                                                       681,305
           2,359   NOVO NORDISK A/S ADR                                                                                  126,584
           3,614   OLIN CORPORATION<<                                                                                     69,569
             968   OSI PHARMACEUTICALS INCORPORATED+<<                                                                    23,474
          70,771   PFIZER INCORPORATED                                                                                 1,500,345
           1,329   PPG INDUSTRIES INCORPORATED                                                                            80,710
           3,165   PRAXAIR INCORPORATED                                                                                  164,580
          31,637   PROCTER & GAMBLE COMPANY                                                                            1,809,320
           1,037   RENOVIS INCORPORATED+<<                                                                                16,447
           7,787   ROCHE HOLDING AG ADR                                                                                  585,217
           1,611   ROHM & HAAS COMPANY                                                                                    70,562
          10,362   SANOFI-AVENTIS ADR<<                                                                                  416,656
          14,887   SCHERING-PLOUGH CORPORATION                                                                           287,617
           1,535   SEPRACOR INCORPORATED+<<                                                                               84,394
          12,549   SHISEIDO COMPANY LIMITED ADR                                                                          202,621
             848   SIGMA-ALDRICH CORPORATION                                                                              56,002
           4,793   STEMCELLS INCORPORATED+<<                                                                              20,131
          19,980   SYNGENTA AG ADR+                                                                                      436,563
           2,360   TANOX INCORPORATED+<<                                                                                  39,200
           1,700   VALSPAR CORPORATION                                                                                    42,755
          12,685   WYETH                                                                                                 527,189

                                                                                                                      16,494,947
                                                                                                                    ------------
COAL MINING - 0.09%
           2,448   MASSEY ENERGY COMPANY<<                                                                                92,902
           1,846   PENN VIRGINIA CORPORATION                                                                             110,132

                                                                                                                         203,034
                                                                                                                    ------------
COMMUNICATIONS - 3.79%
           1,791   ADTRAN INCORPORATED                                                                                    52,942
           3,539   ALLTEL CORPORATION                                                                                    236,511
           5,643   AMERICAN TOWER CORPORATION CLASS A+<<                                                                 153,997
           1,339   ANIXTER INTERNATIONAL INCORPORATED+<<                                                                  49,061
          39,918   AT&T INCORPORATED<<                                                                                   994,353
           6,664   AVAYA INCORPORATED+                                                                                    79,435
          19,027   BELLSOUTH CORPORATION<<                                                                               518,676
           3,281   BRITISH SKY BROADCASTING GROUP PLC ADR                                                                112,210
           5,766   BT GROUP PLC ADR                                                                                      213,861
           3,204   CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                            75,807
           2,049   CENTURYTEL INCORPORATED                                                                                67,822
           9,554   CINCINNATI BELL INCORPORATED+<<                                                                        37,261
           5,017   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                             163,353
          21,138   COMCAST CORPORATION CLASS A+                                                                          558,043
          17,564   DEUTSCHE TELEKOM AG ADR<<                                                                             291,387
           8,974   DIRECTV GROUP INCORPORATED+                                                                           118,367
           3,258   DOBSON COMMUNICATIONS CORPORATION+<<                                                                   24,011
           3,882   ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                          100,311
           8,777   FRANCE TELECOM SA ADR<<                                                                               219,337
           1,920   GLOBAL PAYMENTS INCORPORATED                                                                           84,058
           3,593   HEARST-ARGYLE TELEVISION INCORPORATED                                                                  86,376
           2,014   IAC INTERACTIVECORP+<<                                                                                 55,607
           2,881   LAGARDERE SCA ADR+                                                                                    204,473
           5,860   LIBERTY GLOBAL INCORPORATED CLASS A+                                                                  130,737
           7,952   NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR                                                          179,715
           1,663   NTL INCORPORATED+<<                                                                                    96,836
          10,834   NTT DOCOMO INCORPORATED ADR                                                                           169,660

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMUNICATIONS (continued)
           5,473   REED ELSEVIER PLC ADR                                                                            $    194,894
          32,430   SPRINT NEXTEL CORPORATION                                                                             812,047
           7,426   TDC A/S ADR                                                                                           221,666
          11,170   TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                 363,919
           9,395   TELEFONICA SA ADR                                                                                     415,447
           1,404   TELEPHONE & DATA SYSTEMS INCORPORATED                                                                  51,316
           3,565   TIME WARNER TELECOM INCORPORATED+                                                                      33,511
          26,806   VERIZON COMMUNICATIONS INCORPORATED                                                                   857,256
          29,876   VODAFONE GROUP PLC ADR<<                                                                              643,828

                                                                                                                       8,668,091
                                                                                                                    ------------
DEPOSITORY INSTITUTIONS - 8.92%
          11,568   ABN AMRO HOLDING NV ADR                                                                               284,110
           7,968   ALLIED IRISH BANKS PLC ADR                                                                            343,182
           4,395   AMSOUTH BANCORPORATION                                                                                116,863
           3,675   ASSOCIATED BANC-CORP                                                                                  120,466
          29,584   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                521,566
          38,752   BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                              491,763
          37,185   BANK OF AMERICA CORPORATION                                                                         1,706,420
           2,277   BANK OF HAWAII CORPORATION                                                                            117,516
           8,511   BANK OF NEW YORK COMPANY INCORPORATED                                                                 275,756
           1,815   BANKNORTH GROUP INCORPORATED                                                                           53,869
           9,619   BARCLAYS PLC ADR<<                                                                                    392,167
           5,432   BB&T CORPORATION<<                                                                                    231,132
           4,864   BERKSHIRE HILLS BANCORP INCORPORATED                                                                  158,518
          10,880   BNP PARIBAS SA ADR                                                                                    430,987
           5,041   CHITTENDEN CORPORATION<<                                                                              150,071
          48,744   CITIGROUP INCORPORATED                                                                              2,366,521
           1,112   CITY NATIONAL CORPORATION                                                                              81,209
           1,664   COMERICA INCORPORATED                                                                                  95,963
           1,554   COMMERCE BANCSHARES INCORPORATED                                                                       80,420
           3,259   COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                         54,360
           2,075   COMMERCIAL FEDERAL CORPORATION                                                                         71,463
           5,541   COMMUNITY BANK SYSTEM INCORPORATED<<                                                                  132,596
           5,466   COMMUNITY BANKS INCORPORATED                                                                          160,372
           2,548   COMPASS BANCSHARES INCORPORATED                                                                       123,476
           4,299   DEUTSCHE BANK AG<<                                                                                    418,809
           1,028   DOWNEY FINANCIAL CORPORATION                                                                           66,512
           4,242   FIFTH THIRD BANCORP                                                                                   170,825
           1,373   FIRST HORIZON NATIONAL CORPORATION                                                                     53,437
           1,733   FIRSTFED FINANCIAL CORPORATION+                                                                        90,705
           1,944   GOLDEN WEST FINANCIAL CORPORATION<<                                                                   125,952
           8,238   HBOS PLC ADR                                                                                          373,126
           8,782   HSBC HOLDINGS PLC ADR                                                                                 702,033
           3,480   HUNTINGTON BANCSHARES INCORPORATED                                                                     83,381
           6,262   HYPO REAL ESTATE HOLDING AG ADR+                                                                      325,573
           3,378   IBERIABANK CORPORATION                                                                                185,486
          34,882   JP MORGAN CHASE & COMPANY                                                                           1,334,236
           4,109   KEYCORP                                                                                               136,254
           9,883   LLOYDS TSB GROUP PLC ADR<<                                                                            322,482
             750   M&T BANK CORPORATION                                                                                   81,165
           2,753   MARSHALL & ILSLEY CORPORATION                                                                         118,324
           3,708   MELLON FINANCIAL CORPORATION                                                                          124,737
           1,778   MERCANTILE BANKSHARES CORPORATION                                                                     105,631
           4,215   NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                                 504,535
          49,207   NATIONAL BANK OF GREECE SA ADR<<                                                                      387,259
           5,947   NATIONAL CITY CORPORATION                                                                             201,663
           3,395   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                              56,527
           5,981   NORTH FORK BANCORPORATION INCORPORATED                                                                161,487
           2,505   NORTHERN TRUST CORPORATION                                                                            131,988
             926   PARK NATIONAL CORPORATION<<                                                                            97,276
           1,826   PNC FINANCIAL SERVICES GROUP                                                                          116,444

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
DEPOSITORY INSTITUTIONS (continued)
           5,438   POPULAR INCORPORATED                                                                             $    120,615
           5,850   PREMIERWEST BANCORP+                                                                                   81,608
           5,363   REGIONS FINANCIAL CORPORATION                                                                         180,679
          13,690   SANPAOLO IMI SPA ADR<<                                                                                413,575
           4,039   SKY FINANCIAL GROUP INCORPORATED                                                                      119,878
          15,886   SOCIETE GENERALE ADR                                                                                  378,697
           3,045   STATE STREET CORPORATION                                                                              175,666
           3,202   SUMMIT FINANCIAL GROUP INCORPORATED                                                                    76,880
           2,698   SUNTRUST BANKS INCORPORATED                                                                           196,253
           4,125   SYNOVUS FINANCIAL CORPORATION                                                                         116,119
           2,581   TCF FINANCIAL CORPORATION                                                                              70,874
           3,088   TRUSTMARK CORPORATION                                                                                  88,317
           3,551   UNITED SECURITY BANCSHARES INCORPORATED<<                                                             104,293
          19,616   US BANCORP                                                                                            593,972
           4,437   VALLEY NATIONAL BANCORP                                                                               109,283
          16,237   WACHOVIA CORPORATION                                                                                  867,056
           5,275   WASHINGTON FEDERAL INCORPORATED<<                                                                     128,024
           8,518   WASHINGTON MUTUAL INCORPORATED                                                                        350,856
           1,067   WEBSTER FINANCIAL CORPORATION                                                                          51,067
           9,961   WESTPAC BANKING CORPORATION ADR                                                                       823,775
           3,048   WILMINGTON TRUST CORPORATION                                                                          123,414
           1,957   WINTRUST FINANCIAL CORPORATION                                                                        109,944
             872   ZIONS BANCORPORATION                                                                                   65,949

                                                                                                                      20,383,407
                                                                                                                    ------------
EATING & DRINKING PLACES - 0.44%
           1,549   BRINKER INTERNATIONAL INCORPORATED                                                                     61,464
           2,402   CHEESECAKE FACTORY INCORPORATED+                                                                       88,009
           2,867   DARDEN RESTAURANTS INCORPORATED                                                                       102,581
           1,364   JACK IN THE BOX INCORPORATED+                                                                          45,830
          12,949   MCDONALD'S CORPORATION                                                                                438,324
           1,388   OUTBACK STEAKHOUSE INCORPORATED                                                                        55,909
           1,049   WENDY'S INTERNATIONAL INCORPORATED<<                                                                   53,268
           3,398   YUM! BRANDS INCORPORATED                                                                              165,789

                                                                                                                       1,011,174
                                                                                                                    ------------
EDUCATIONAL SERVICES - 0.09%
           1,819   APOLLO GROUP INCORPORATED CLASS A+<<                                                                  129,513
           1,964   CAREER EDUCATION CORPORATION+                                                                          73,257

                                                                                                                         202,770
                                                                                                                    ------------
ELECTRIC, GAS & SANITARY SERVICES - 3.60%
           8,698   AES CORPORATION+                                                                                      137,168
           2,118   AMEREN CORPORATION                                                                                    111,110
           4,352   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                          159,022
           8,128   BG GROUP PLC ADR<<                                                                                    380,472
          12,710   CALPINE CORPORATION+<<                                                                                  6,482
           4,177   CENTERPOINT ENERGY INCORPORATED<<                                                                      55,220
           2,088   CINERGY CORPORATION                                                                                    85,775
          40,073   CLP HOLDINGS LIMITED                                                                                  236,158
           1,711   CONSOLIDATED EDISON INCORPORATED<<                                                                     77,919
           2,155   CONSTELLATION ENERGY GROUP INCORPORATED                                                               114,193
           2,865   DOMINION RESOURCES INCORPORATED                                                                       217,597
          10,258   DUKE ENERGY CORPORATION<<                                                                             275,530
          14,090   E.ON AG ADR<<                                                                                         445,949
           4,511   EDISON INTERNATIONAL                                                                                  203,536
           9,357   EL PASO CORPORATION                                                                                   102,833
           2,381   ENTERGY CORPORATION                                                                                   166,670
           7,721   EXELON CORPORATION                                                                                    401,801

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
           3,797   FIRSTENERGY CORPORATION                                                                          $    178,307
           3,824   FPL GROUP INCORPORATED                                                                                162,099
         302,187   HONG KONG & CHINA GAS COMPANY LIMITED ADR                                                             641,029
           4,338   INTERNATIONAL POWER PLC ADR+<<                                                                        186,968
           1,396   KINDER MORGAN INCORPORATED                                                                            126,478
           2,543   NATIONAL FUEL GAS COMPANY                                                                              82,012
           6,163   NATIONAL GRID PLC ADR                                                                                 285,470
           3,496   NISOURCE INCORPORATED                                                                                  75,269
           3,182   NSTAR                                                                                                  89,382
           1,257   PEOPLES ENERGY CORPORATION<<                                                                           45,164
           4,645   PG&E CORPORATION                                                                                      170,843
           1,716   PINNACLE WEST CAPITAL CORPORATION                                                                      71,197
           5,476   PPL CORPORATION                                                                                       160,994
           1,644   PROGRESS ENERGY INCORPORATED<<                                                                         73,618
           2,801   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          175,679
           6,339   RELIANT ENERGY INCORPORATED+<<                                                                         58,065
           5,260   RWE AG ADR<<                                                                                          363,706
           1,892   SCANA CORPORATION                                                                                      74,961
           7,227   SCOTTISH POWER PLC ADR                                                                                265,303
           2,684   SEMPRA ENERGY                                                                                         117,962
           4,220   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                  121,325
           7,889   SOUTHERN COMPANY<<                                                                                    273,827
           2,889   TXU CORPORATION                                                                                       296,498
           3,748   UGI CORPORATION                                                                                        82,456
          14,457   UNITED UTILITIES PLC ADR<<                                                                            332,511
           4,424   WASTE MANAGEMENT INCORPORATED                                                                         132,322
           7,903   WILLIAMS COMPANIES INCORPORATED                                                                       169,915
           2,037   WPS RESOURCES CORPORATION                                                                             109,550
           6,748   XCEL ENERGY INCORPORATED<<                                                                            124,906

                                                                                                                       8,225,251
                                                                                                                    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.51%
           4,946   ADAPTEC INCORPORATED+                                                                                  24,582
           5,164   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                135,193
           9,687   ALCATEL SA ADR+<<                                                                                     119,538
           3,738   ALTERA CORPORATION+                                                                                    68,256
           2,751   AMERICAN POWER CONVERSION CORPORATION                                                                  61,650
           3,456   ANALOG DEVICES INCORPORATED                                                                           131,051
           3,844   ANDREW CORPORATION+                                                                                    42,015
           3,676   APPLIED MICRO CIRCUITS CORPORATION+                                                                     9,705
           4,104   AVX CORPORATION                                                                                        56,225
           3,180   BROADCOM CORPORATION CLASS A+                                                                         147,997
           5,959   CANON INCORPORATED ADR                                                                                335,313
          25,627   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+<<                                                  192,459
          62,216   CISCO SYSTEMS INCORPORATED+                                                                         1,091,269
           3,400   COMVERSE TECHNOLOGY INCORPORATED+                                                                      89,114
           1,373   CREE INCORPORATED+<<                                                                                   36,838
           3,168   CYPRESS SEMICONDUCTOR CORPORATION+<<                                                                   47,520
           2,666   DITECH COMMUNICATIONS CORPORATION+                                                                     23,381
           3,030   EMERSON ELECTRIC COMPANY                                                                              229,098
           2,618   FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                          67,544
           7,663   GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                           20,307
         100,431   GENERAL ELECTRIC COMPANY                                                                            3,587,395
           1,055   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                          102,862
           2,554   HARRIS CORPORATION                                                                                    113,857
           1,417   IMATION CORPORATION                                                                                    62,291
           2,282   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                           27,338
          58,667   INTEL CORPORATION                                                                                   1,565,236
           1,151   INTERNATIONAL RECTIFIER CORPORATION+<<                                                                 40,814
           2,186   INTERSIL CORPORATION CLASS A                                                                           56,071
           2,808   JABIL CIRCUIT INCORPORATED+                                                                            93,001
          20,109   JDS UNIPHASE CORPORATION+                                                                              51,680

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           1,955   KLA-TENCOR CORPORATION                                                                           $    100,076
           7,631   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                                  213,210
           1,459   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                              108,695
           2,604   LATTICE SEMICONDUCTOR CORPORATION+                                                                     12,734
           2,538   LINEAR TECHNOLOGY CORPORATION                                                                          94,693
           5,937   LSI LOGIC CORPORATION+                                                                                 48,743
          46,626   LUCENT TECHNOLOGIES INCORPORATED+<<                                                                   130,087
          20,055   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                    404,710
           3,078   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                112,501
           1,768   MAYTAG CORPORATION                                                                                     31,435
           3,762   MCDATA CORPORATION CLASS A+<<                                                                          13,694
           2,151   MICROCHIP TECHNOLOGY INCORPORATED                                                                      71,757
           5,829   MICRON TECHNOLOGY INCORPORATED+                                                                        83,122
          21,269   MINEBEA COMPANY LIMITED ADR                                                                           231,434
           1,717   MOLEX INCORPORATED                                                                                     45,998
          24,927   MOTOROLA INCORPORATED                                                                                 600,491
           4,493   NATIONAL SEMICONDUCTOR CORPORATION                                                                    116,279
           4,346   NETWORK APPLIANCE INCORPORATED+                                                                       126,555
          12,226   NIDEC CORPORATION ADR<<                                                                               220,068
          17,210   NOKIA OYJ ADR<<                                                                                       293,947
           2,005   NOVELLUS SYSTEMS INCORPORATED+                                                                         49,463
           2,863   NVIDIA CORPORATION+                                                                                   103,555
           8,211   OMRON CORPORATION                                                                                     187,339
          10,780   PIONEER CORPORATION                                                                                   148,656
           1,700   QLOGIC CORPORATION+                                                                                    56,202
          15,942   QUALCOMM INCORPORATED                                                                                 724,883
           2,270   RF MICRO DEVICES INCORPORATED+                                                                         12,894
           2,421   ROCKWELL COLLINS INCORPORATED                                                                         110,640
           6,434   SANMINA-SCI CORPORATION+                                                                               26,637
           9,498   SANYO ELECTRIC COMPANY LIMITED<<                                                                      107,137
           2,579   SCIENTIFIC-ATLANTA INCORPORATED                                                                       109,143
           1,236   SILICON LABORATORIES INCORPORATED+                                                                     48,019
          15,063   SIRIUS SATELLITE RADIO INCORPORATED+<<                                                                107,700
           7,381   SONY CORPORATION ADR                                                                                  273,171
           3,206   SPATIALIGHT INCORPORATED+<<                                                                            13,241
           2,064   TDK CORPORATION ADR<<                                                                                 171,312
           7,174   TELLABS INCORPORATED+                                                                                  73,605
          16,680   TEXAS INSTRUMENTS INCORPORATED                                                                        541,766
           1,739   THOMAS & BETTS CORPORATION+                                                                            69,630
           2,022   UNIVERSAL DISPLAY CORPORATION+<<                                                                       23,556
           8,344   VALENCE TECHNOLOGY INCORPORATED+<<                                                                     16,521
           1,180   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                              51,944
           2,761   VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                 35,424
             527   WHIRLPOOL CORPORATION<<                                                                                43,135
           3,399   XILINX INCORPORATED                                                                                    89,870

                                                                                                                      14,885,272
                                                                                                                    ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.38%
           2,385   CELGENE CORPORATION+<<                                                                                145,294
           1,373   CEPHALON INCORPORATED+<<                                                                               69,817
           2,435   DECODE GENETICS INCORPORATED+                                                                          20,210
           1,393   FLUOR CORPORATION                                                                                     103,221
           3,372   MOODY'S CORPORATION                                                                                   202,826
           2,805   PAYCHEX INCORPORATED                                                                                  118,960
           2,062   QUEST DIAGNOSTICS INCORPORATED                                                                        103,286
           6,058   SERVICEMASTER COMPANY                                                                                  72,151
           2,009   TELIK INCORPORATED+<<                                                                                  33,711

                                                                                                                         869,476
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.26%
           2,618   BALL CORPORATION                                                                                 $    107,914
           2,240   CRANE COMPANY                                                                                          70,985
           1,290   DYNAMIC MATERIALS CORPORATION<<                                                                        31,373
           1,934   FORTUNE BRANDS INCORPORATED                                                                           150,775
           2,372   ILLINOIS TOOL WORKS INCORPORATED                                                                      209,376
             909   SUN HYDRAULICS CORPORATION                                                                             17,335

                                                                                                                         587,758
                                                                                                                    ------------
FINANCIAL SERVICES - 0.04%
           4,503   JANUS CAPITAL GROUP INCORPORATED                                                                       86,322
                                                                                                                    ------------
FOOD & KINDRED PRODUCTS - 2.64%
           5,622   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                 245,906
           7,433   ARCHER-DANIELS-MIDLAND COMPANY                                                                        175,196
           7,431   CADBURY SCHWEPPES PLC ADR                                                                             286,688
           2,171   CAMPBELL SOUP COMPANY                                                                                  65,586
          17,587   COCA-COLA COMPANY                                                                                     750,789
           2,983   COCA-COLA ENTERPRISES INCORPORATED                                                                     57,333
          42,986   COMPASS GROUP PLC ADR<<                                                                               156,950
           4,617   CONAGRA FOODS INCORPORATED<<                                                                           99,265
           3,334   DEL MONTE FOODS COMPANY                                                                                32,940
           7,079   DIAGEO PLC ADR                                                                                        411,644
           3,247   FLOWERS FOODS INCORPORATED                                                                             84,162
           2,276   GENERAL MILLS INCORPORATED                                                                            108,178
          17,920   GROUPE DANONE ADR<<                                                                                   369,510
             777   HANSEN NATURAL CORPORATION+<<                                                                          60,334
           2,291   HERSHEY FOODS CORPORATION                                                                             124,264
           2,475   HJ HEINZ COMPANY                                                                                       85,932
           1,794   HORMEL FOODS CORPORATION                                                                               58,843
           1,888   JM SMUCKER COMPANY                                                                                     85,621
           2,184   KELLOGG COMPANY                                                                                        96,249
          26,115   KIRIN BREWERY COMPANY LIMITED ADR<<                                                                   278,386
           1,456   KRAFT FOODS INCORPORATED CLASS A<<                                                                     42,137
           1,886   MCCORMICK & COMPANY INCORPORATED                                                                       58,881
             367   MOLSON COORS BREWING COMPANY                                                                           24,439
          12,464   NESTLE SA ADR                                                                                         924,383
           2,497   PEPSI BOTTLING GROUP INCORPORATED                                                                      73,661
           2,752   PEPSIAMERICAS INCORPORATED                                                                             62,911
          14,578   PEPSICO INCORPORATED                                                                                  863,018
           7,962   SARA LEE CORPORATION                                                                                  143,794
           1,663   SMITHFIELD FOODS INCORPORATED+                                                                         48,609
             373   TREEHOUSE FOODS INCORPORATED+<<                                                                         7,356
           3,100   TYSON FOODS INCORPORATED CLASS A                                                                       52,173
           1,274   WM. WRIGLEY JR. COMPANY                                                                                87,384

                                                                                                                       6,022,522
                                                                                                                    ------------
FOOD STORES - 0.72%
           3,082   ALBERTSON'S INCORPORATED<<                                                                             72,427
           7,930   COLES MYER LIMITED ADR                                                                                469,218
          17,784   KONINKLIJKE AHOLD NV ADR+                                                                             132,669
           5,497   KROGER COMPANY+                                                                                       106,972
           3,523   SAFEWAY INCORPORATED<<                                                                                 81,910
           9,890   STARBUCKS CORPORATION+                                                                                301,150
          21,961   TESCO PLC ADR                                                                                         345,433
             891   WHOLE FOODS MARKET INCORPORATED                                                                       131,226

                                                                                                                       1,641,005
                                                                                                                    ------------
FORESTRY - 0.05%
           1,727   WEYERHAEUSER COMPANY                                                                                  114,517
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
FURNITURE & FIXTURES - 0.24%
           1,076   ETHAN ALLEN INTERIORS INCORPORATED                                                               $     40,135
           1,915   HERMAN MILLER INCORPORATED                                                                             58,580
             530   HILLENBRAND INDUSTRIES INCORPORATED<<                                                                  25,758
           1,563   HNI CORPORATION                                                                                        78,603
           1,419   HOOKER FURNITURE CORPORATION                                                                           22,023
           2,989   LEGGETT & PLATT INCORPORATED                                                                           70,182
           5,847   MASCO CORPORATION                                                                                     174,065
           3,203   NEWELL RUBBERMAID INCORPORATED                                                                         73,893

                                                                                                                         543,239
                                                                                                                    ------------
GENERAL MERCHANDISE STORES - 1.00%
           2,694   BIG LOTS INCORPORATED+                                                                                 33,109
           1,486   BJ'S WHOLESALE CLUB INCORPORATED+                                                                      39,364
           3,684   DOLLAR GENERAL CORPORATION                                                                             69,664
           1,880   FAMILY DOLLAR STORES INCORPORATED                                                                      42,319
           2,521   FEDERATED DEPARTMENT STORES INCORPORATED                                                              162,428
           2,958   JC PENNEY COMPANY INCORPORATED                                                                        155,206
           3,174   SAKS INCORPORATED+                                                                                     52,466
             922   SEARS HOLDINGS CORPORATION+                                                                           106,049
           8,782   TARGET CORPORATION                                                                                    469,925
           5,012   TJX COMPANIES INCORPORATED                                                                            112,319
          21,637   WAL-MART STORES INCORPORATED                                                                        1,050,693

                                                                                                                       2,293,542
                                                                                                                    ------------
HEALTH SERVICES - 0.41%
           5,604   CAREMARK RX INCORPORATED+                                                                             287,990
           4,153   HCA INCORPORATED                                                                                      211,761
           3,281   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                     76,841
           1,523   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                            79,028
           1,236   LIFEPOINT HOSPITALS INCORPORATED+                                                                      47,030
           5,900   TENET HEALTHCARE CORPORATION+                                                                          46,138
           1,572   TRIAD HOSPITALS INCORPORATED+                                                                          67,062
             789   UNIVERSAL HEALTH SERVICES CLASS B                                                                      37,809
           2,508   VALEANT PHARMACEUTICALS INTERNATIONAL                                                                  41,332
           1,315   WATSON PHARMACEUTICALS INCORPORATED+                                                                   43,868

                                                                                                                         938,859
                                                                                                                    ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.63%
           1,541   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                        129,444
             929   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                      35,980
           2,397   ARCHSTONE-SMITH TRUST                                                                                 100,219
           2,954   ARDEN REALTY INCORPORATED                                                                             134,348
             968   AVALONBAY COMMUNITIES INCORPORATED<<                                                                   88,524
           4,505   BEDFORD PROPERTY INVESTORS                                                                            103,615
             729   BOSTON PROPERTIES INCORPORATED<<                                                                       54,828
           2,836   CARRAMERICA REALTY CORPORATION                                                                        100,111
           2,364   CBL & ASSOCIATES PROPERTIES INCORPORATED                                                               95,151
           6,288   CEDAR SHOPPING CENTERS INCORPORATED                                                                    86,460
           2,089   CENTERPOINT PROPERTIES<<                                                                               95,446
           4,104   CRESCENT REAL ESTATE EQUITIES COMPANY<<                                                                85,240
           3,172   DISCOVERY HOLDING COMPANY CLASS A+<<                                                                   49,515
           1,593   DUKE REALTY CORPORATION<<                                                                              54,162
           3,142   ENTERTAINMENT PROPERTIES TRUST                                                                        134,415
           1,940   EQUITY OFFICE PROPERTIES TRUST                                                                         60,489
           1,775   EQUITY RESIDENTIAL                                                                                     72,349
           3,016   GENERAL GROWTH PROPERTIES INCORPORATED                                                                137,590
           3,304   HIGHWOODS PROPERTIES INCORPORATED                                                                      95,254
           4,211   HOST MARRIOTT CORPORATION                                                                              75,377
           1,026   ISTAR FINANCIAL INCORPORATED                                                                           38,126

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
           2,439   KILROY REALTY CORPORATION<<                                                                      $    150,242
           2,354   KIMCO REALTY CORPORATION                                                                               74,033
           3,581   LASALLE HOTEL PROPERTIES                                                                              120,537
             996   MACK-CALI REALTY CORPORATION                                                                           43,993
          41,664   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR<<                                                     527,050
           8,689   ONE LIBERTY PROPERTIES INCORPORATED                                                                   165,960
           1,191   PAN PACIFIC RETAIL PROPERTY                                                                            80,154
           3,069   PLUM CREEK TIMBER COMPANY                                                                             119,568
           1,793   PROLOGIS                                                                                               81,331
             645   PUBLIC STORAGE INCORPORATED<<                                                                          45,537
           1,217   SIMON PROPERTY GROUP INCORPORATED                                                                      94,086
           3,840   SOVRAN SELF STORAGE INCORPORATED<<                                                                    190,656
           4,933   TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                          135,608
             717   VORNADO REALTY TRUST                                                                                   61,196

                                                                                                                       3,716,594
                                                                                                                    ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
           3,561   BED BATH & BEYOND INCORPORATED+                                                                       151,912
           4,687   BEST BUY COMPANY INCORPORATED                                                                         226,101
           3,709   CIRCUIT CITY STORES INCORPORATED                                                                       77,629
           2,454   PIER 1 IMPORTS INCORPORATED<<                                                                          31,166
           1,645   RADIO SHACK CORPORATION                                                                                37,523

                                                                                                                         524,331
                                                                                                                    ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.26%
           1,812   GAYLORD ENTERTAINMENT COMPANY+<<                                                                       78,387
           4,340   HILTON HOTELS CORPORATION                                                                              95,133
           3,090   LODGIAN INCORPORATED+                                                                                  31,796
           1,926   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           124,439
           2,046   MGM MIRAGE+<<                                                                                          77,973
           1,545   RIVIERA HOLDINGS CORPORATED+                                                                           21,599
           2,745   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                      166,073

                                                                                                                         595,400
                                                                                                                    ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.89%
           6,602   3M COMPANY                                                                                            518,125
           2,413   AMERICAN STANDARD COMPANIES INCORPORATED                                                               91,887
           8,749   APPLE COMPUTER INCORPORATED+                                                                          593,357
          15,930   APPLIED MATERIALS INCORPORATED                                                                        288,492
           1,420   AXCELIS TECHNOLOGIES INCORPORATED+                                                                      6,731
           2,401   BAKER HUGHES INCORPORATED<<                                                                           137,697
           1,186   BLACK & DECKER CORPORATION                                                                            104,143
           4,970   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                           21,719
           7,254   CATERPILLAR INCORPORATED                                                                              419,136
           1,091   CDW CORPORATION<<                                                                                      63,987
           1,679   CIRRUS LOGIC INCORPORATED+                                                                             12,693
             574   COOPER CAMERON CORPORATION+                                                                            45,708
           2,531   DEERE & COMPANY                                                                                       175,525
          23,668   DELL INCORPORATED+                                                                                    713,827
             598   DIEBOLD INCORPORATED                                                                                   23,238
           2,185   DOVER CORPORATION                                                                                      88,383
           1,703   EATON CORPORATION                                                                                     108,515
          24,977   EMC CORPORATION+                                                                                      347,930
           5,492   ENTEGRIS INCORPORATED+                                                                                 55,469
           5,113   GATEWAY INCORPORATED+<<                                                                                15,544
           3,261   GRANT PRIDECO INCORPORATED+<<                                                                         125,190
          28,989   HEWLETT-PACKARD COMPANY                                                                               860,104
           2,956   HITACHI LIMITED ADR                                                                                   199,441
          14,304   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         1,271,626

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
           4,375   KOMATSU LIMITED ADR<<                                                                            $    244,536
           1,973   LAM RESEARCH CORPORATION+<<                                                                            74,066
           1,320   LEXMARK INTERNATIONAL INCORPORATED+                                                                    62,858
          18,481   MAKITA CORPORATION                                                                                    456,481
           5,011   MAXTOR CORPORATION+<<                                                                                  20,345
           2,436   NATIONAL-OILWELL VARCO INCORPORATED+<<                                                                147,670
          38,238   NEC CORPORATION ADR                                                                                   230,193
           1,156   NORDSON CORPORATION                                                                                    46,032
           2,818   PALL CORPORATION                                                                                       78,228
             757   PALM INCORPORATED+<<                                                                                   21,484
             546   PAR TECHNOLOGY CORPORATION+                                                                            17,527
           1,598   PARKER HANNIFIN CORPORATION                                                                           109,319
           1,278   PITNEY BOWES INCORPORATED                                                                              53,241
           2,542   SANDISK CORPORATION+<<                                                                                129,794
           5,760   SIEMENS AG ADR<<                                                                                      435,283
           2,900   SMITH INTERNATIONAL INCORPORATED                                                                      109,591
          13,390   SOLECTRON CORPORATION+                                                                                 48,070
           1,174   SPX CORPORATION                                                                                        55,272
           1,934   STANLEY WORKS                                                                                          92,832
           4,675   SYMBOL TECHNOLOGIES INCORPORATED<<                                                                     53,435
           2,218   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                112,719

                                                                                                                       8,887,443
                                                                                                                    ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.17%
           3,916   AON CORPORATION                                                                                       142,581
             309   JEFFERSON-PILOT CORPORATION                                                                            17,165
           5,040   MARSH & MCLENNAN COMPANIES INCORPORATED                                                               155,686
           3,436   UNUMPROVIDENT CORPORATION                                                                              75,592

                                                                                                                         391,024
                                                                                                                    ------------
INSURANCE CARRIERS - 3.95%
           4,414   21ST CENTURY INSURANCE GROUP                                                                           75,479
           3,471   AETNA INCORPORATED                                                                                    321,033
           4,695   AFLAC INCORPORATED                                                                                    225,360
             212   ALLEGHANY CORPORATION+<<                                                                               62,368
          26,777   ALLIANZ AG ADR                                                                                        388,267
           1,522   ALLMERICA FINANCIAL CORPORATION                                                                        60,804
           5,574   ALLSTATE CORPORATION                                                                                  312,701
             830   AMBAC FINANCIAL GROUP INCORPORATED                                                                     63,653
           1,733   AMERICAN FINANCIAL GROUP INCORPORATED                                                                  64,381
          21,383   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                           1,435,655
             231   AMERICAN NATIONAL INSURANCE COMPANY                                                                    27,059
           1,754   AMERUS GROUP COMPANY                                                                                  103,012
          11,110   AXA ADR<<                                                                                             333,744
           1,544   CHUBB CORPORATION                                                                                     149,521
           1,499   CIGNA CORPORATION                                                                                     168,667
           1,704   CINCINNATI FINANCIAL CORPORATION                                                                       75,879
           2,795   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                        244,199
           1,902   HEALTH NET INCORPORATED+                                                                               97,059
          12,381   ING GROUP NV ADR<<                                                                                    400,402
           1,810   LINCOLN NATIONAL CORPORATION                                                                           94,084
           1,717   LOEWS CORPORATION                                                                                     165,828
             203   MARKEL CORPORATION+                                                                                    64,402
           1,286   MBIA INCORPORATED<<                                                                                    79,449
             918   MERCURY GENERAL CORPORATION                                                                            54,437
           4,366   METLIFE INCORPORATED                                                                                  224,587
             975   MGIC INVESTMENT CORPORATION                                                                            63,473
           3,506   MILLEA HOLDINGS INCORPORATED                                                                          288,018
           2,008   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                 53,413
           1,510   PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                               129,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INSURANCE CARRIERS (continued)
           1,012   PMI GROUP INCORPORATED<<                                                                         $     41,087
           3,452   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                174,913
           2,124   PROGRESSIVE CORPORATION                                                                               261,231
           1,849   PROTECTIVE LIFE CORPORATION                                                                            81,689
           5,954   PRUDENTIAL FINANCIAL INCORPORATED                                                                     460,840
           1,080   RADIAN GROUP INCORPORATED                                                                              61,085
           1,983   RLI CORPORATION<<                                                                                     103,513
           1,509   SAFECO CORPORATION                                                                                     84,881
           5,989   ST. PAUL COMPANIES INCORPORATED                                                                       278,668
             844   TORCHMARK CORPORATION                                                                                  45,677
             199   TRANSATLANTIC HOLDING INCORPORATED                                                                     13,920
             996   TRIAD GUARANTY INCORPORATED+<<                                                                         43,187
          12,902   UNITEDHEALTH GROUP INCORPORATED                                                                       772,314
           1,751   UNITRIN INCORPORATED                                                                                   82,962
           6,633   WELLPOINT INCORPORATED+                                                                               509,613
           9,004   ZURICH FINANCIAL SERVICES AG ADR+                                                                     183,895

                                                                                                                       9,026,329
                                                                                                                    ------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
           1,537   GEO GROUP INCORPORATED+                                                                                37,580
                                                                                                                    ------------
LEATHER & LEATHER PRODUCTS - 0.09%
           5,753   COACH INCORPORATED+                                                                                   198,076
                                                                                                                    ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.06%
           2,837   GEORGIA-PACIFIC CORPORATION                                                                           134,162
                                                                                                                    ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.16%
           2,024   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                85,838
           7,239   ADVANTEST CORPORATION ADR                                                                             164,036
           1,473   AFFYMETRIX INCORPORATED+<<                                                                             72,531
           5,164   AGILENT TECHNOLOGIES INCORPORATED+                                                                    184,148
           1,333   ALLERGAN INCORPORATED                                                                                 133,300
           2,984   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                           82,299
           1,009   BAUSCH & LOMB INCORPORATED                                                                             81,991
           6,103   BAXTER INTERNATIONAL INCORPORATED                                                                     237,346
             836   BECKMAN COULTER INCORPORATED<<                                                                         46,557
           2,545   BECTON DICKINSON & COMPANY                                                                            148,195
           2,863   BIOMET INCORPORATED                                                                                   101,980
           7,189   BOSTON SCIENTIFIC CORPORATION+                                                                        190,365
           1,454   C.R. BARD INCORPORATED                                                                                 94,321
           1,374   DENTSPLY INTERNATIONAL INCORPORATED<<                                                                  76,436
           3,589   EASTMAN KODAK COMPANY<<                                                                                86,028
           1,336   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                        86,145
          10,067   FUJI PHOTO FILM COMPANY LIMITED ADR<<                                                                 322,144
           3,405   GUIDANT CORPORATION                                                                                   210,020
          11,734   MEDTRONIC INCORPORATED                                                                                652,058
           1,031   MILLIPORE CORPORATION+<<                                                                               65,737
           7,321   OLYMPUS CORPORATION ADR                                                                               188,448
           3,485   PERKINELMER INCORPORATED                                                                               79,493
           4,462   RAYTHEON COMPANY                                                                                      171,430
           2,026   RICOH COMPANY LIMITED ADR<<                                                                           179,301
           2,410   ROCKWELL AUTOMATION INCORPORATED                                                                      135,996
           1,288   SOMANETICS CORPORATION+<<                                                                              39,812
           4,129   ST. JUDE MEDICAL INCORPORATED+                                                                        197,242
           2,542   STERIS CORPORATION                                                                                     63,855
           1,572   SYBRON DENTAL SPECIALTIES INCORPORATED+<<                                                              68,759
           2,160   TEKTRONIX INCORPORATED                                                                                 55,274
           3,028   TERADYNE INCORPORATED+<<                                                                               44,300
           2,774   THERMO ELECTRON CORPORATION+                                                                           85,578
           4,919   THERMOGENESIS CORPORATION+<<                                                                           21,004

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
           1,164   VARIAN INCORPORATED+<<                                                                           $     48,841
           1,728   VITAL IMAGES INCORPORATED+                                                                             46,034
           1,694   WATERS CORPORATION+                                                                                    66,456
          10,296   XEROX CORPORATION+<<                                                                                  146,203
           2,889   ZIMMER HOLDINGS INCORPORATED+                                                                         181,054

                                                                                                                       4,940,555
                                                                                                                    ------------
MEDICAL MANAGEMENT SERVICES - 0.06%
           2,223   COVENTRY HEALTH CARE INCORPORATED+                                                                    132,424
                                                                                                                    ------------
METAL MINING - 0.41%
           5,140   NEWMONT MINING CORPORATION                                                                            237,057
           1,278   PHELPS DODGE CORPORATION                                                                              173,386
           3,297   RIO TINTO PLC ADR                                                                                     537,048

                                                                                                                         947,491
                                                                                                                    ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
           1,434   VULCAN MATERIALS COMPANY                                                                               95,648
                                                                                                                    ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.87%
             454   ACCO BRANDS CORPORATION+                                                                               10,465
           3,777   CALLAWAY GOLF COMPANY                                                                                  55,333
             952   CHARLES & COLVARD LIMITED+<<                                                                           25,666
           4,067   HASBRO INCORPORATED                                                                                    83,048
          26,923   JOHNSON & JOHNSON                                                                                   1,662,495
           5,421   MATTEL INCORPORATED                                                                                    90,260
           1,656   TIFFANY & COMPANY                                                                                      67,399

                                                                                                                       1,994,666
                                                                                                                    ------------
MISCELLANEOUS RETAIL - 0.86%
           3,644   AMAZON.COM INCORPORATED+<<                                                                            176,588
           1,653   BARNES & NOBLE INCORPORATED                                                                            66,682
           1,722   BORDERS GROUP INCORPORATED                                                                             35,112
           4,992   COSTCO WHOLESALE CORPORATION                                                                          249,500
           8,076   CVS CORPORATION                                                                                       218,214
           1,802   DILLARDS INCORPORATED CLASS A                                                                          37,788
           1,524   DOLLAR TREE STORES INCORPORATED+<<                                                                     34,991
           2,124   EXPRESS SCRIPTS INCORPORATED+                                                                         179,393
           2,196   MICHAELS STORES INCORPORATED                                                                           82,130
           4,215   OFFICE DEPOT INCORPORATED+                                                                            125,101
           2,441   PETSMART INCORPORATED<<                                                                                58,145
           7,157   RITE AID CORPORATION+                                                                                  26,409
           8,509   STAPLES INCORPORATED                                                                                  196,558
          10,380   WALGREEN COMPANY                                                                                      474,158

                                                                                                                       1,960,769
                                                                                                                    ------------
MISCELLANEOUS SERVICES - 0.09%
          10,124   ADECCO SA ADR<<                                                                                       115,008
           1,130   D&B CORPORATION+                                                                                       73,450
           1,153   TOREADOR RESOURCES CORPORATION+<<                                                                      26,277

                                                                                                                         214,735
                                                                                                                    ------------
MOTION PICTURES - 0.85%
          31,723   LIBERTY MEDIA CORPORATION CLASS A+<<                                                                  243,633
           2,108   MACROVISION CORPORATION+                                                                               32,758
          20,021   NEWS CORPORATION CLASS A                                                                              296,511

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
MOTION PICTURES (continued)
          46,178   TIME WARNER INCORPORATED                                                                         $    830,280
          21,387   WALT DISNEY COMPANY                                                                                   533,178

                                                                                                                       1,936,360
                                                                                                                    ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.28%
           1,686   CNF INCORPORATED                                                                                       96,102
           6,361   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                            495,522
           1,441   USA TRUCK INCORPORATED+                                                                                39,051

                                                                                                                         630,675
                                                                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.35%
          10,743   AMERICAN EXPRESS COMPANY                                                                              552,405
           2,187   CAPITAL ONE FINANCIAL CORPORATION                                                                     181,652
           2,989   CIT GROUP INCORPORATED                                                                                147,956
           6,743   COUNTRYWIDE FINANCIAL CORPORATION                                                                     234,724
           9,301   FANNIE MAE                                                                                            446,913
           2,039   FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C                                                      56,827
           6,585   FREDDIE MAC                                                                                           411,233
          12,245   MBNA CORPORATION                                                                                      327,799
           3,497   ORIX CORPORATION ADR                                                                                  376,032
           4,979   SLM CORPORATION                                                                                       261,647
             376   STUDENT LOAN CORPORATION                                                                               79,377

                                                                                                                       3,076,565
                                                                                                                    ------------
OIL & GAS EXTRACTION - 2.35%
           2,227   ANADARKO PETROLEUM CORPORATION                                                                        201,788
           3,027   APACHE CORPORATION                                                                                    197,602
          17,770   BHP BILLITON LIMITED ADR                                                                              571,661
           3,038   BJ SERVICES COMPANY                                                                                   111,343
           3,915   BURLINGTON RESOURCES INCORPORATED                                                                     282,859
           2,365   CABOT OIL & GAS CORPORATION                                                                            99,827
           4,806   DENBURY RESOURCES INCORPORATED+                                                                       108,808
           4,755   DEVON ENERGY CORPORATION                                                                              286,251
           1,018   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                               63,676
           3,439   ENCORE ACQUISITION COMPANY+                                                                           106,747
           4,075   ENI SPA ADR<<                                                                                         552,611
           1,827   ENSCO INTERNATIONAL INCORPORATED                                                                       86,527
           2,558   EOG RESOURCES INCORPORATED                                                                            183,536
           1,612   EQUITABLE RESOURCES INCORPORATED                                                                       60,273
           4,932   HALLIBURTON COMPANY                                                                                   313,922
           1,104   KERR-MCGEE CORPORATION                                                                                 95,441
           1,830   NOBLE ENERGY INCORPORATED                                                                              68,387
           3,488   OCCIDENTAL PETROLEUM CORPORATION                                                                      276,598
           3,658   PATTERSON-UTI ENERGY INCORPORATED                                                                     114,276
           1,925   PIONEER NATURAL RESOURCES COMPANY                                                                      98,040
           1,126   POGO PRODUCING COMPANY<<                                                                               55,174
          12,622   REPSOL YPF SA ADR                                                                                     372,601
           1,899   ROWAN COMPANIES INCORPORATED                                                                           68,136
           1,371   STONE ENERGY CORPORATION+                                                                              60,872
           5,499   TOTAL SA ADR<<                                                                                        685,670
           3,154   TRI-VALLEY CORPORATION+<<                                                                              31,666
           5,372   XTO ENERGY INCORPORATED                                                                               218,587

                                                                                                                       5,372,879
                                                                                                                    ------------
PAPER & ALLIED PRODUCTS - 0.51%
           1,144   BEMIS COMPANY INCORPORATED                                                                            31,517
           1,628   BOWATER INCORPORATED                                                                                  50,549
           1,244   GREIF INCORPORATED CLASS A                                                                            74,702

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
PAPER & ALLIED PRODUCTS (continued)
           3,865   INTERNATIONAL PAPER COMPANY                                                                      $    121,863
           4,174   KIMBERLY-CLARK CORPORATION                                                                            246,183
           2,471   MEADWESTVACO CORPORATION                                                                               69,163
             145   NEENAH PAPER INCORPORATED                                                                               4,069
             941   OFFICEMAX INCORPORATED                                                                                 27,458
           2,752   PACTIV CORPORATION+                                                                                    55,701
           1,522   SONOCO PRODUCTS COMPANY                                                                                43,651
          13,688   STORA ENSO OYJ ADR<<                                                                                  175,754
           1,318   TEMPLE-INLAND INCORPORATED                                                                             55,185
          11,686   UPM-KYMMENE OYJ ADR<<                                                                                 219,697

                                                                                                                       1,175,492
                                                                                                                    ------------
PERSONAL SERVICES - 0.13%
           1,980   CINTAS CORPORATION                                                                                     88,546
           1,345   G & K SERVICES INCORPORATED CLASS A                                                                    51,567
           3,812   H & R BLOCK INCORPORATED                                                                               93,165
           1,468   REGIS CORPORATION                                                                                      58,647

                                                                                                                         291,925
                                                                                                                    ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.74%
           1,002   AMERADA HESS CORPORATION                                                                              122,765
          15,350   BP PLC ADR                                                                                          1,010,644
          21,179   CHEVRONTEXACO CORPORATION                                                                           1,213,768
          13,664   CONOCOPHILLIPS                                                                                        826,809
          59,844   EXXON MOBIL CORPORATION                                                                             3,472,747
           1,792   FRONTIER OIL CORPORATION                                                                               67,523
           3,546   MARATHON OIL CORPORATION                                                                              210,242
           2,300   MURPHY OIL CORPORATION                                                                                113,758
           9,296   ROYAL DUTCH SHELL PLC ADR CLASS A                                                                     572,820
           5,953   ROYAL DUTCH SHELL PLC ADR CLASS B<<                                                                   385,933
           2,133   SUNOCO INCORPORATED                                                                                   164,668
           1,415   TESORO PETROLEUM CORPORATION                                                                           77,924
           3,181   VALERO ENERGY CORPORATION                                                                             306,012

                                                                                                                       8,545,613
                                                                                                                    ------------
PRIMARY METAL INDUSTRIES - 0.63%
          10,131   ALCOA INCORPORATED                                                                                    277,691
           2,633   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    86,836
           1,761   COMMSCOPE INCORPORATED+                                                                                36,118
           2,394   ENGELHARD CORPORATION                                                                                  70,623
             950   HUBBELL INCORPORATED CLASS B                                                                           46,085
           7,885   JOHNSON MATTHEY PLC ADR<<                                                                             340,287
           7,171   KUBOTA CORPORATION ADR                                                                                282,896
           2,797   NUCOR CORPORATION<<                                                                                   187,623
           2,299   PRECISION CASTPARTS CORPORATION                                                                       117,226

                                                                                                                       1,445,385
                                                                                                                    ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.01%
           2,552   AMERICAN GREETINGS CORPORATION CLASS A<<                                                               66,862
           2,592   BELO CORPORATION CLASS A                                                                               56,506
           1,289   DOW JONES & COMPANY INCORPORATED                                                                       43,968
           1,074   E.W. SCRIPPS COMPANY CLASS A                                                                           49,780
           1,832   GANNETT COMPANY INCORPORATED<<                                                                        112,888
           2,004   HARTE HANKS INCORPORATED                                                                               52,625
           5,819   HOLLINGER INTERNATIONAL INCORPORATED                                                                   51,964
             606   KNIGHT-RIDDER INCORPORATED                                                                             36,602
           3,894   MCGRAW-HILL COMPANIES INCORPORATED                                                                    206,577
           1,158   MEREDITH CORPORATION                                                                                   59,058

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
           1,399   NEW YORK TIMES COMPANY CLASS A                                                                   $     38,473
           9,879   PEARSON PLC ADR                                                                                       114,992
           4,550   READER'S DIGEST ASSOCIATION INCORPORATED<<                                                             70,661
          10,822   REED ELSEVIER NV ADR<<                                                                                288,406
           1,843   REYNOLDS & REYNOLDS COMPANY CLASS A                                                                    50,203
           3,175   RR DONNELLEY & SONS COMPANY                                                                           108,585
           5,120   TOPPAN PRINTING COMPANY LIMITED ADR<<                                                                 281,556
           1,489   TRIBUNE COMPANY                                                                                        47,603
           1,363   VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                41,462
          14,847   VIACOM INCORPORATED CLASS B+                                                                          495,890
              61   WASHINGTON POST COMPANY CLASS B                                                                        44,957

                                                                                                                       2,319,618
                                                                                                                    ------------
RAILROAD TRANSPORTATION - 0.33%
           3,917   BURLINGTON NORTHERN SANTA FE CORPORATION                                                              259,227
           1,976   CSX CORPORATION                                                                                        96,113
           3,750   KANSAS CITY SOUTHERN+<<                                                                                93,638
           4,517   NORFOLK SOUTHERN CORPORATION                                                                          199,832
           1,249   UNION PACIFIC CORPORATION                                                                              95,598

                                                                                                                         744,408
                                                                                                                    ------------
REAL ESTATE - 0.06%
           3,018   FOREST CITY ENTERPRISES INCORPORATED CLASS A                                                          117,340
             572   PHH CORPORATION+                                                                                       16,508

                                                                                                                         133,848
                                                                                                                    ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.13%
           3,965   BRIDGESTONE CORPORATION                                                                               170,655
           3,739   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                      64,049
           1,347   SEALED AIR CORPORATION+<<                                                                              69,654

                                                                                                                         304,358
                                                                                                                    ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.87%
           1,404   AG EDWARDS INCORPORATED                                                                                61,874
           2,523   AMERIPRISE FINANCIAL INCORPORATED                                                                     106,092
           9,696   AMVESCAP PLC ADR                                                                                      133,320
           1,069   BEAR STEARNS COMPANIES INCORPORATED<<                                                                 118,648
          13,349   CHARLES SCHWAB CORPORATION                                                                            203,572
           9,140   CREDIT SUISSE GROUP ADR<<                                                                             443,199
           2,222   FRANKLIN RESOURCES INCORPORATED                                                                       206,379
           2,507   GAMCO INVESTORS INCORPORATED CLASS A                                                                  113,567
           3,825   GOLDMAN SACHS GROUP INCORPORATED                                                                      493,272
           1,585   LEGG MASON INCORPORATED                                                                               194,400
           2,944   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                               370,944
           9,683   MERRILL LYNCH & COMPANY INCORPORATED                                                                  643,145
          11,176   MORGAN STANLEY                                                                                        626,191
          21,073   NOMURA HOLDINGS INCORPORATED ADR<<                                                                    350,866
           1,417   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                  56,312
           2,263   T. ROWE PRICE GROUP INCORPORATED                                                                      162,823

                                                                                                                       4,284,604
                                                                                                                    ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.56%
             801   CABOT MICROELECTRONICS CORPORATION+<<                                                                  24,775
          15,560   CORNING INCORPORATED+                                                                                 315,090
             874   EAGLE MATERIALS INCORPORATED<<                                                                        100,423
           4,112   GENTEX CORPORATION                                                                                     77,429

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
           6,973   HANSON PLC ADR                                                                                   $    357,018
          15,251   LAFARGE SA ADR<<                                                                                      326,371
           3,774   OWENS-ILLINOIS INCORPORATED+                                                                           82,084

                                                                                                                       1,283,190
                                                                                                                    ------------
TEXTILE MILL PRODUCTS - 0.02%
             651   MOHAWK INDUSTRIES INCORPORATED+                                                                        57,275
                                                                                                                    ------------
TOBACCO PRODUCTS - 0.85%
          19,283   ALTRIA GROUP INCORPORATED                                                                           1,403,610
           8,230   BRITISH AMERICAN TOBACCO PLC ADR<<                                                                    359,651
           1,098   REYNOLDS AMERICAN INCORPORATED                                                                         97,744
           2,313   UST INCORPORATED<<                                                                                     89,235

                                                                                                                       1,950,240
                                                                                                                    ------------
TRANSPORTATION BY AIR - 0.49%
           3,119   AMR CORPORATION+<<                                                                                     52,680
          31,998   BAA PLC ADR                                                                                           351,872
           1,890   CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                           29,427
           3,580   FEDEX CORPORATION                                                                                     349,480
          15,963   JAPAN AIRLINES SYSTEM ADR+<<                                                                          201,447
           7,604   SOUTHWEST AIRLINES COMPANY                                                                            125,466

                                                                                                                       1,110,372
                                                                                                                    ------------
TRANSPORTATION EQUIPMENT - 2.31%
           1,930   AUTOLIV INCORPORATED                                                                                   84,457
          10,700   BAE SYSTEMS PLC ADR                                                                                   250,698
           8,268   BOEING COMPANY                                                                                        563,795
           1,861   BRUNSWICK CORPORATION                                                                                  73,119
           6,052   DAIMLERCHRYSLER AG<<                                                                                  304,355
           3,152   DANA CORPORATION                                                                                       21,969
          25,715   FIAT SPA ADR<<                                                                                        207,263
          18,250   FORD MOTOR COMPANY                                                                                    148,372
           1,748   GENERAL DYNAMICS CORPORATION                                                                          199,796
           4,834   GENERAL MOTORS CORPORATION<<                                                                          105,865
           2,273   GENUINE PARTS COMPANY                                                                                 100,717
           1,951   GOODRICH CORPORATION                                                                                   75,153
           1,416   GREENBRIER COMPANIES INCORPORATED                                                                      38,586
             925   GROUP 1 AUTOMOTIVE INCORPORATED+                                                                       28,555
           3,297   HARLEY-DAVIDSON INCORPORATED<<                                                                        177,576
           1,896   HARSCO CORPORATION                                                                                    125,989
           6,161   HAYES LIMMERZ INTERNATIONAL+                                                                           18,729
           2,406   HEICO CORPORATION<<                                                                                    54,929
          10,446   HONDA MOTOR COMPANY LIMITED ADR                                                                       292,070
           8,970   HONEYWELL INTERNATIONAL INCORPORATED                                                                  327,764
             946   ITT INDUSTRIES INCORPORATED                                                                           102,887
           1,910   JOHNSON CONTROLS INCORPORATED                                                                         132,650
           1,036   LEAR CORPORATION                                                                                       28,842
           3,269   LOCKHEED MARTIN CORPORATION                                                                           198,101
           1,374   NAVISTAR INTERNATIONAL CORPORATION+                                                                    38,980
           2,808   NORTHROP GRUMMAN CORPORATION                                                                          161,095
           2,371   PACCAR INCORPORATED                                                                                   170,380
           3,130   STANDARD MOTOR PRODUCTS INCORPORATED                                                                   27,826
           1,466   TEXTRON INCORPORATED                                                                                  115,667
           5,813   TOYOTA MOTOR CORPORATION ADR<<                                                                        562,408
          10,076   UNITED TECHNOLOGIES CORPORATION                                                                       542,492

                                                                                                                       5,281,085
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
TRANSPORTATION SERVICES - 0.07%
           2,014   EXPEDIA INCORPORATED+<<                                                                          $     49,927
           1,766   GATX CORPORATION                                                                                       66,472
           1,665   SABRE HOLDINGS CORPORATION                                                                             38,079

                                                                                                                         154,478
                                                                                                                    ------------
WATER TRANSPORTATION - 0.10%
           2,327   ALEXANDER & BALDWIN INCORPORATED                                                                      116,397
           3,309   GULFMARK OFFSHORE INCORPORATED+                                                                       110,454

                                                                                                                         226,851
                                                                                                                    ------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.81%
           1,160   AMERISOURCEBERGEN CORPORATION                                                                          93,206
           4,406   CARDINAL HEALTH INCORPORATED                                                                          281,764
           1,866   DEAN FOODS COMPANY+                                                                                    71,262
           3,252   MCKESSON CORPORATION                                                                                  163,576
           3,454   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  185,307
           2,313   NIKE INCORPORATED CLASS B                                                                             197,299
           3,351   SMURFIT-STONE CONTAINER CORPORATION+<<                                                                 42,457
           1,833   SUPERVALU INCORPORATED                                                                                 59,976
           6,362   SYSCO CORPORATION                                                                                     205,620
           4,433   UNILEVER NV NY SHARES<<                                                                               296,922
           6,366   UNILEVER PLC ADR<<                                                                                    249,802

                                                                                                                       1,847,191
                                                                                                                    ------------
WHOLESALE TRADE-DURABLE GOODS - 0.76%
           1,742   ARROW ELECTRONICS INCORPORATED+<<                                                                      54,002
           2,396   AVNET INCORPORATED+                                                                                    53,910
           2,155   KYOCERA CORPORATION ADR<<                                                                             147,618
           2,334   MERGE TECHNOLOGIES INCORPORATED+                                                                       66,612
           9,171   MITSUBISHI CORPORATION ADR                                                                            376,328
           1,412   MITSUI & COMPANY LIMITED ADR                                                                          345,940
           8,185   NISSAN MOTOR COMPANY LIMITED ADR<<                                                                    167,874
           1,862   OMNICARE INCORPORATED                                                                                 106,041
          30,385   SUMITOMO MITSUI FINANCIAL<<                                                                           286,950
           1,090   TECH DATA CORPORATION+<<                                                                               42,848
           2,639   VISTEON CORPORATION                                                                                    17,840
           1,178   W.W. GRAINGER INCORPORATED                                                                             82,731

                                                                                                                       1,748,694
                                                                                                                    ------------

TOTAL COMMON STOCKS (COST $150,733,445)                                                                              176,961,161
                                                                                                                    ------------
RIGHTS - 0.00%
           5,438   POPULAR RTS EXP: 12 19 05+(A)                                                                               0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                    ------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
US TREASURY SECURITIES - 21.36%

US TREASURY NOTES - 21.36%
$      8,355,000   US TREASURY NOTE<<                                                  2.63%       03/15/2009          7,903,638
      10,590,000   US TREASURY NOTE<<                                                  4.00        06/15/2009         10,445,214
       2,500,000   US TREASURY NOTE<<                                                  6.00        08/15/2009          2,634,180
       4,685,000   US TREASURY NOTE<<                                                  3.38        09/15/2009          4,515,717
       3,000,000   US TREASURY NOTE<<                                                  3.50        11/15/2009          2,899,569
      11,440,000   US TREASURY NOTE<<                                                  4.00        03/15/2010         11,246,950
       2,484,000   US TREASURY NOTE<<                                                  4.13        08/15/2010          2,451,397

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE  MATURITY DATE          VALUE
US TREASURY NOTES (continued)
$      6,892,000   US TREASURY NOTE<<                                                  3.88%       09/15/2010       $  6,725,083

                                                                                                                      48,821,748
                                                                                                                    ------------

TOTAL US TREASURY SECURITIES (COST $49,861,443)                                                                       48,821,748
                                                                                                                    ------------

COLLATERAL FOR SECURITIES LENDING - 34.51%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.40%
       3,394,585   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              3,394,585
       2,100,707   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     2,100,707

                                                                                                                       5,495,292
                                                                                                                    ------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS - 32.11%
$      3,000,000   AQUIFER FUNDING LIMITED                                             4.03        12/06/2005          2,998,320
       3,000,000   ATOMIUM FUNDING CORPORATION                                         4.09        12/14/2005          2,995,590
      10,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $10,001,142)                                        4.11        12/01/2005         10,000,000
       3,000,000   BUCKINGHAM CDO LLC                                                  4.04        12/02/2005          2,999,670
       4,000,000   CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                       4.07        12/07/2005          4,000,000
       3,000,000   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                    4.05        12/06/2005          2,998,320
       4,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                  4.11        05/04/2006          3,986,360
       4,000,000   EUREKA SECURITIZATION INCORPORATED                                  3.94        12/07/2005          3,997,320
      12,400,000   GOLDMAN SACHS REPURCHASE AGREEMENT
                   (MATURITY VALUE $12,401,395)                                        4.05        12/01/2005         12,400,000
       2,000,000   ING USA ANNUITY & LIFE INSURANCE+/-                                 4.22        06/06/2006          2,000,000
       3,000,000   KLIO FUNDING CORPORATION                                            4.13        12/19/2005          2,993,820
       3,000,000   KLIO II FUNDING CORPORATION                                         4.02        12/01/2005          3,000,000
       1,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            4.11        03/16/2006          1,000,000
       3,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN+/-                              4.04        05/26/2006          3,000,420
       2,000,000   LIQUID FUNDING LIMITED+/-                                           4.06        12/19/2005          2,000,000
       2,000,000   LIQUID FUNDING LIMITED+/-                                           4.07        03/03/2006          2,000,000
       4,000,000   MORGAN STANLEY+/-                                                   4.14        01/13/2006          4,000,000
       3,000,000   NATEXIS BANQUE POPULAIRES                                           4.06        02/01/2006          3,000,000
       2,000,000   PREMIUM ASSET TRUST SERIES 2001-2+/-                                4.35        03/28/2006          2,001,700
       2,000,000   WHITE PINE FINANCE LLC SERIES MTN+/-                                4.04        06/12/2006          2,000,320

                                                                                                                      73,371,840
                                                                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $78,809,173)                                                          78,867,132
                                                                                                                    ------------

SHORT-TERM INVESTMENTS - 0.39%

US TREASURY BILLS - 0.39%
         797,000   US TREASURY BILL<<^                                                 3.74        12/08/2005            796,421
          84,000   US TREASURY BILL<<^                                                 3.78        12/08/2005             83,938

                                                                                                                         880,359
                                                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (COST $880,359)                                                                             880,359
                                                                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $280,284,420)*                                     133.69%                                                    $305,530,400

OTHER ASSETS AND LIABILITIES, NET                        (33.69)                                                     (76,995,600)
                                                        -------                                                     ------------

TOTAL NET ASSETS                                         100.00%                                                    $228,534,800
                                                        -------                                                     ------------

+     NON-INCOME EARNING SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $1,488,858. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.94% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 88.47%

AGRICULTURAL PRODUCTION CROPS - 0.11%
           7,195   TATE & LYLE PLC ADR                                                                              $    273,158
                                                                                                                    ------------
AMUSEMENT & RECREATION SERVICES - 0.16%
           2,999   HARRAH'S ENTERTAINMENT INCORPORATED                                                                   204,202
           4,980   INTERNATIONAL GAME TECHNOLOGY                                                                         146,163
           1,874   WESTWOOD ONE INCORPORATED                                                                              33,994

                                                                                                                         384,359
                                                                                                                    ------------
APPAREL & ACCESSORY STORES - 0.42%
           1,444   ABERCROMBIE & FITCH COMPANY CLASS A                                                                    88,546
             856   AEROPOSTALE INCORPORATED+<<                                                                            21,289
           1,956   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                 44,518
           2,766   CHICO'S FAS INCORPORATED+                                                                             122,008
           1,194   CLAIRE'S STORES INCORPORATED                                                                           34,065
           9,241   GAP INCORPORATED                                                                                      160,609
           4,003   KOHL'S CORPORATION+                                                                                   184,138
           5,781   LIMITED BRANDS                                                                                        128,627
           3,668   NORDSTROM INCORPORATED                                                                                135,276
           2,712   ROSS STORES INCORPORATED                                                                               74,580
           1,864   URBAN OUTFITTERS INCORPORATED+<<                                                                       57,523

                                                                                                                       1,051,179
                                                                                                                    ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.35%
          11,893   BENETTON GROUP SPA ADR                                                                                264,619
           2,128   JONES APPAREL GROUP INCORPORATED                                                                       61,201
           1,997   LIZ CLAIBORNE INCORPORATED                                                                             69,656
           1,365   VF CORPORATION                                                                                         77,327
           5,938   WACOAL CORPORATION ADR                                                                                399,806

                                                                                                                         872,609
                                                                                                                    ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.15%
           1,545   ADVANCE AUTO PARTS INCORPORATED+                                                                       65,415
           1,143   AMERICA'S CAR MART INCORPORATED+<<                                                                     18,425
           4,176   AUTONATION INCORPORATED+                                                                               86,527
             603   AUTOZONE INCORPORATED+                                                                                 53,703
           1,865   CARMAX INCORPORATED+<<                                                                                 51,138
           1,404   COPART INCORPORATED+                                                                                   35,353
           2,366   O'REILLY AUTOMOTIVE INCORPORATED+                                                                      72,021

                                                                                                                         382,582
                                                                                                                    ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
             623   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                          23,363
             295   PACIFIC ETHANOL INCORPORATED+<<                                                                         3,177

                                                                                                                          26,540
                                                                                                                    ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.53%
           1,500   CENTEX CORPORATION<<                                                                                  107,775
           4,747   D.R. HORTON INCORPORATED                                                                              168,234
           2,020   LENNAR CORPORATION CLASS A                                                                            116,514
           2,894   PULTE HOMES INCORPORATED                                                                              120,477
          43,926   SEKISUI HOUSE LIMITED                                                                                 523,123
           8,641   VIVENDI UNIVERSAL SA ADR                                                                              250,157

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
           1,178   WCI COMMUNITIES INCORPORATED+<<                                                                  $     30,251

                                                                                                                       1,316,531
                                                                                                                    ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.77%
           2,111   FASTENAL COMPANY                                                                                       83,807
          26,035   HOME DEPOT INCORPORATED                                                                             1,087,742
           9,883   LOWE'S COMPANIES INCORPORATED                                                                         666,905
           1,738   SHERWIN-WILLIAMS COMPANY                                                                               76,194

                                                                                                                       1,914,648
                                                                                                                    ------------
BUSINESS SERVICES - 5.77%
          11,041   3COM CORPORATION+                                                                                      39,968
           1,086   AARON RENTS INCORPORATED                                                                               22,556
           2,918   ACTIVISION INCORPORATED+                                                                               38,839
              63   ADMINISTAFF INCORPORATED                                                                                2,838
           6,280   ADOBE SYSTEMS INCORPORATED+<<                                                                         204,791
           1,657   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                   92,427
           2,073   AKAMAI TECHNOLOGIES INCORPORATED+                                                                      41,377
             137   ALTIRIS INCORPORATED+                                                                                   2,262
           1,064   ANSYS INCORPORATED+                                                                                    44,709
           3,324   AUTODESK INCORPORATED+                                                                                138,677
           6,083   AUTOMATIC DATA PROCESSING INCORPORATED                                                                285,901
           1,083   AVOCENT CORPORATION+                                                                                   31,775
           6,995   BEA SYSTEMS INCORPORATED+<<                                                                            61,346
           2,965   BISYS GROUP INCORPORATED+<<                                                                            39,731
             142   BLUE COAT SYSTEMS INCORPORATED+                                                                         6,431
           3,917   BMC SOFTWARE INCORPORATED+                                                                             80,259
             980   BRINK'S COMPANY                                                                                        45,237
           5,008   BUNZL PLC ADR<<                                                                                       257,912
             649   CACI INTERNATIONAL INCORPORATED CLASS A+                                                               35,929
           5,157   CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                 88,391
          14,559   CENDANT CORPORATION                                                                                   258,713
           3,882   CERIDIAN CORPORATION+                                                                                  93,168
             646   CERNER CORPORATION+<<                                                                                  62,274
           1,249   CERTEGY INCORPORATED                                                                                   50,222
           1,425   CHECKFREE CORPORATION+                                                                                 66,761
           1,737   CHOICEPOINT INCORPORATED+                                                                              75,091
           3,050   CITRIX SYSTEMS INCORPORATED+                                                                           82,777
           3,890   CNET NETWORKS INCORPORATED+<<                                                                          58,311
           1,630   COGNEX CORPORATION                                                                                     50,432
           1,882   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    91,446
           6,645   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                        189,449
           2,441   COMPUTER SCIENCES CORPORATION+                                                                        122,611
           8,567   COMPUWARE CORPORATION+                                                                                 79,073
           3,268   CONVERGYS CORPORATION+                                                                                 54,249
           1,422   CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                              34,128
           3,032   CSK HOLDINGS CORPORATION ADR                                                                          134,553
           1,465   DELUXE CORPORATION                                                                                     47,510
             548   DIGITAL RIVER INCORPORATED+<<                                                                          14,204
           1,465   DST SYSTEMS INCORPORATED+                                                                              87,124
          13,665   EBAY INCORPORATED+                                                                                    612,329
           1,136   ECLIPSYS CORPORATION+                                                                                  20,369
           3,783   ELECTRONIC ARTS INCORPORATED+<<                                                                       213,210
           7,104   ELECTRONIC DATA SYSTEMS CORPORATION                                                                   163,747
           1,691   ELECTRONICS FOR IMAGING INCORPORATED+                                                                  47,230
           2,697   EQUIFAX INCORPORATED                                                                                  103,295
           1,120   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                  43,366
           1,843   FAIR ISAAC CORPORATION                                                                                 84,446
           1,201   FILENET CORPORATION+                                                                                   32,355
           9,112   FIRST DATA CORPORATION<<                                                                              394,276

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUSINESS SERVICES (continued)
           2,770   FISERV INCORPORATED+                                                                             $    126,063
             726   GETTY IMAGES INCORPORATED+<<                                                                           66,277
           1,787   GOOGLE INCORPORATED CLASS A+                                                                          723,717
           2,036   GTECH HOLDINGS CORPORATION                                                                             62,302
              73   HUDSON HIGHLAND GROUP INCORPORATED+                                                                     1,843
             730   HYPERION SOLUTIONS CORPORATION+                                                                        38,654
             586   IDX SYSTEMS CORPORATION+                                                                               25,591
             678   INFOSPACE INCORPORATED+                                                                                17,872
             466   INTERGRAPH CORPORATION+                                                                                22,377
             488   INTERNET CAPITAL GROUP INCORPORATED+                                                                    4,050
           6,473   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                         60,328
           2,184   INTUIT INCORPORATED+                                                                                  116,997
             721   IPAYMENT INCORPORATED+<<                                                                               28,854
           2,147   IRON MOUNTAIN INCORPORATED+                                                                            88,564
           7,255   JUNIPER NETWORKS INCORPORATED+<<                                                                      163,165
             723   KORN/FERRY INTERNATIONAL+<<                                                                            12,450
             901   KRONOS INCORPORATED+<<                                                                                 42,644
           1,702   LAMAR ADVERTISING COMPANY CLASS A+                                                                     78,888
           1,157   MACROMEDIA INCORPORATED+                                                                               51,903
             367   MAGMA DESIGN AUTOMATION INCORPORATED+                                                                   3,101
           1,179   MANHATTAN ASSOCIATES INCORPORATED+<<                                                                   25,242
           1,640   MANPOWER INCORPORATED                                                                                  76,178
           2,601   MCAFEE INCORPORATED+<<                                                                                 72,334
           2,246   MENTOR GRAPHICS CORPORATION+<<                                                                         20,124
         109,033   MICROSOFT CORPORATION                                                                               3,021,304
             102   MICROSTRATEGY INCORPORATED CLASS A+                                                                     7,535
           1,856   MONSTER WORLDWIDE INCORPORATED+                                                                        72,198
           2,658   MPS GROUP INCORPORATED+                                                                                33,411
           3,016   NCR CORPORATION+                                                                                      102,393
             315   NETFLIX INCORPORATED+<<                                                                                 8,675
           7,289   NOVELL INCORPORATED+                                                                                   56,708
           2,460   OMNICOM GROUP INCORPORATED                                                                            208,018
          51,036   ORACLE CORPORATION+                                                                                   641,523
           6,592   PARAMETRIC TECHNOLOGY CORPORATION+                                                                     38,563
           6,314   PUBLICIS GROUPE ADR                                                                                   213,540
             887   RADISYS CORPORATION+<<                                                                                 16,232
           2,087   REALNETWORKS INCORPORATED+<<                                                                           18,053
           2,610   RED HAT INCORPORATED+<<                                                                                61,518
             961   RENT-A-CENTER INCORPORATED+                                                                            18,788
          14,710   RENTOKIL INITIAL PLC ADR                                                                              205,543
           3,185   REUTERS GROUP PLC ADR                                                                                 131,859
           3,133   ROBERT HALF INTERNATIONAL INCORPORATED                                                                119,869
           1,466   RSA SECURITY INCORPORATED+<<                                                                           19,058
             886   SAFENET INCORPORATED+                                                                                  31,497
           8,210   SAP AG ADR<<                                                                                          370,682
           1,276   SERENA SOFTWARE INCORPORATED+                                                                          29,909
             894   SI INTERNATIONAL INCORPORATED+                                                                         24,272
           7,872   SIEBEL SYSTEMS INCORPORATED<<                                                                          82,656
             933   SRA INTERNATIONAL INCORPORATED CLASS A+                                                                28,578
             253   STRATASYS INCORPORATED+<<                                                                               5,999
          49,175   SUN MICROSYSTEMS INCORPORATED+                                                                        185,390
           2,062   SYBASE INCORPORATED+                                                                                   46,292
          15,482   SYMANTEC CORPORATION+                                                                                 273,567
           2,939   SYNOPSYS INCORPORATED+                                                                                 57,369
           1,650   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                          30,113
           3,617   TIBCO SOFTWARE INCORPORATED+                                                                           30,274
           1,672   TOTAL SYSTEM SERVICES INCORPORATED                                                                     36,048
           1,530   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                   44,523
             198   TRAVELZOO INCORPORATED+<<                                                                               4,299
           6,249   UNISYS CORPORATION+<<                                                                                  38,431
           2,471   UNITED ONLINE INCORPORATED                                                                             34,866
             980   UNITED RENTALS INCORPORATED+<<                                                                         20,737
           1,155   USA MOBILITY INCORPORATED+                                                                             31,532

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUSINESS SERVICES (continued)
             583   VERINT SYSTEMS INCORPORATED+                                                                     $     21,938
           4,239   VERISIGN INCORPORATED+                                                                                 94,233
           1,422   VIAD CORPORATION                                                                                       43,300
             746   WEBSENSE INCORPORATED+<<                                                                               48,453
           2,085   WIND RIVER SYSTEMS INCORPORATED+                                                                       28,731
           3,747   WPP GROUP PLC ADR                                                                                     184,165
          14,920   YAHOO! INCORPORATED+                                                                                  600,232

                                                                                                                      14,280,467
                                                                                                                    ------------
CHEMICALS & ALLIED PRODUCTS - 8.06%
          17,252   ABBOTT LABORATORIES                                                                                   650,573
           2,875   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 170,114
           7,967   AKZO NOBEL NV ADR                                                                                     355,727
           1,422   ALBERTO-CULVER COMPANY CLASS B                                                                         61,829
           1,338   ALEXION PHARMACEUTICALS INCORPORATED+                                                                  26,104
           2,807   ALKERMES INCORPORATED+<<                                                                               51,031
           1,405   ALPHARMA INCORPORATED CLASS A                                                                          37,120
           1,496   AMERICAN VANGUARD CORPORATION                                                                          34,483
          14,835   AMGEN INCORPORATED+                                                                                 1,200,597
           1,193   ANDRX CORPORATION+                                                                                     21,223
           7,718   ASTRAZENECA PLC ADR                                                                                   355,414
           1,724   AVERY DENNISON CORPORATION                                                                            101,354
           6,304   AVON PRODUCTS INCORPORATED                                                                            172,414
           1,427   BALCHEM CORPORATION                                                                                    39,357
           4,553   BIOGEN IDEC INCORPORATED+                                                                             194,914
          23,919   BRISTOL-MYERS SQUIBB COMPANY                                                                          516,411
           1,403   CABOT CORPORATION                                                                                      49,175
             639   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+<<                                               29,113
           3,839   CHEMTURA CORPORATION                                                                                   46,260
           1,857   CHIRON CORPORATION+                                                                                    82,265
           6,719   COLGATE PALMOLIVE COMPANY                                                                             366,320
             812   CUBIST PHARMACEUTICALS INCORPORATED+                                                                   18,359
             876   DISCOVERY LABORATORIES INCORPORATED+<<                                                                  5,887
           1,144   DOV PHARMACEUTICAL INCORPORATED+                                                                       16,519
          12,106   DOW CHEMICAL COMPANY                                                                                  547,796
          11,542   E.I. DU PONT DE NEMOURS & COMPANY                                                                     493,420
           1,235   EASTMAN CHEMICAL COMPANY                                                                               68,333
           3,677   ECOLAB INCORPORATED                                                                                   122,334
           4,869   EISAI COMPANY LIMITED ADR<<                                                                           187,590
          11,630   ELI LILLY & COMPANY                                                                                   587,315
           1,802   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                            59,484
           4,953   FOREST LABORATORIES INCORPORATED+                                                                     193,514
           5,829   GENENTECH INCORPORATED+                                                                               557,369
           3,545   GENZYME CORPORATION+                                                                                  263,535
           6,016   GILEAD SCIENCES INCORPORATED+                                                                         304,951
          15,370   GLAXOSMITHKLINE PLC ADR                                                                               761,891
           2,140   HOSPIRA INCORPORATED+                                                                                  94,481
             831   IDEXX LABORATORIES INCORPORATED+                                                                       59,458
             914   IMCLONE SYSTEMS INCORPORATED+<<                                                                        29,623
           1,179   IMMUCOR INCORPORATED+                                                                                  29,204
             861   INTERMUNE INCORPORATED+<<                                                                              12,441
           2,053   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        66,805
             827   INVITROGEN CORPORATION+                                                                                55,120
           3,370   IVAX CORPORATION+                                                                                     100,965
           1,484   K-V PHARMACEUTICAL COMPANY CLASS A+<<                                                                  29,383
           4,740   KING PHARMACEUTICALS INCORPORATED+                                                                     74,560
           3,840   LYONDELL CHEMICAL COMPANY                                                                              97,651
           1,370   MEDICINES COMPANY+<<                                                                                   25,030
           1,366   MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                           43,589
           3,819   MEDIMMUNE INCORPORATED+                                                                               137,140
          25,976   MERCK & COMPANY INCORPORATED                                                                          763,694
           1,208   MGI PHARMA INCORPORATED+<<                                                                             23,846

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           6,153   MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                         $     64,668
           3,670   MONSANTO COMPANY                                                                                      268,901
           4,049   MOSAIC COMPANY+<<                                                                                      54,823
           4,700   MYLAN LABORATORIES INCORPORATED                                                                        98,183
          18,385   NOVARTIS AG ADR                                                                                       963,374
             788   NOVEN PHARMACEUTICALS INCORPORATED+                                                                    10,646
           3,775   NOVO NORDISK A/S ADR                                                                                  202,566
             235   NPS PHARMACEUTICALS INCORPORATED+                                                                       2,724
             800   OM GROUP INCORPORATED+                                                                                 12,624
             471   ONYX PHARMACEUTICALS INCORPORATED+<<                                                                   11,883
             999   OSI PHARMACEUTICALS INCORPORATED+<<                                                                    24,226
           1,037   PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                           27,595
          91,429   PFIZER INCORPORATED                                                                                 1,938,295
             485   PHARMION CORPORATION+                                                                                   8,424
           2,194   PPG INDUSTRIES INCORPORATED                                                                           133,242
           4,458   PRAXAIR INCORPORATED                                                                                  231,816
          39,359   PROCTER & GAMBLE COMPANY                                                                            2,250,941
           1,430   PROTEIN DESIGN LABS INCORPORATED+<<                                                                    39,826
           6,676   ROCHE HOLDING AG ADR                                                                                  501,722
           3,039   ROHM & HAAS COMPANY                                                                                   133,108
           1,118   SALIX PHARMACEUTICALS LIMITED+                                                                         21,656
          12,511   SANOFI-AVENTIS ADR<<                                                                                  503,067
          18,961   SCHERING-PLOUGH CORPORATION                                                                           366,327
           1,490   SEPRACOR INCORPORATED+<<                                                                               81,920
          18,052   SHISEIDO COMPANY LIMITED ADR<<                                                                        291,475
           1,083   SIGMA-ALDRICH CORPORATION                                                                              71,521
          19,095   SYNGENTA AG ADR+                                                                                      417,226
           2,364   VALSPAR CORPORATION                                                                                    59,455
           2,137   VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                 54,493
          16,544   WYETH                                                                                                 687,569

                                                                                                                      19,927,381
                                                                                                                    ------------
COAL MINING - 0.15%
           1,327   CONSOL ENERGY INCORPORATED                                                                             85,884
           1,804   MASSEY ENERGY COMPANY<<                                                                                68,462
           1,897   PEABODY ENERGY CORPORATION                                                                            149,597
           1,132   PENN VIRGINIA CORPORATION                                                                              67,535

                                                                                                                         371,478
                                                                                                                    ------------
COMMUNICATIONS - 4.04%
           4,620   ALLTEL CORPORATION                                                                                    308,755
           4,901   AMERICAN TOWER CORPORATION CLASS A+<<                                                                 133,748
          48,232   AT&T INCORPORATED<<                                                                                 1,201,459
           6,507   AVAYA INCORPORATED+                                                                                    77,563
          22,010   BELLSOUTH CORPORATION<<                                                                               599,993
           3,322   BRITISH SKY BROADCASTING GROUP PLC ADR                                                                113,612
           5,593   BT GROUP PLC ADR                                                                                      207,444
           3,236   CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                            76,564
           2,354   CENTURYTEL INCORPORATED                                                                                77,917
           7,669   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                             249,703
          26,764   COMCAST CORPORATION CLASS A+                                                                          706,570
           4,599   CROWN CASTLE INTERNATIONAL CORPORATION+                                                               126,013
          20,178   DEUTSCHE TELEKOM AG ADR<<                                                                             334,753
          10,134   DIRECTV GROUP INCORPORATED+                                                                           133,667
           3,787   ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                           97,856
           1,070   ENTERCOM COMMUNICATIONS CORPORATION+<<                                                                 34,080
             435   EQUINIX INCORPORATED+<<                                                                                17,365
             563   EXTREME NETWORKS INCORPORATED+                                                                          2,770
           2,506   FOUNDRY NETWORKS INCORPORATED+                                                                         34,808
           9,216   FRANCE TELECOM SA ADR<<                                                                               230,308

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMUNICATIONS (continued)
           1,039   GOLDEN TELECOM INCORPORATED                                                                      $     28,053
           3,334   IAC INTERACTIVECORP+<<                                                                                 92,052
           3,470   LAGARDERE SCA ADR+                                                                                    246,276
           5,686   LIBERTY GLOBAL INCORPORATED CLASS A+                                                                  126,855
           3,961   MCI INCORPORATED                                                                                       78,665
           2,200   NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                                58,300
           5,829   NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR                                                          131,735
           1,254   NTL INCORPORATED+<<                                                                                    73,020
          11,113   NTT DOCOMO INCORPORATED ADR                                                                           174,030
           2,062   RADIO ONE INCORPORATED CLASS D+<<                                                                      22,806
           5,551   REED ELSEVIER PLC ADR                                                                                 197,671
          36,664   SPRINT NEXTEL CORPORATION                                                                             918,067
           8,422   TDC A/S ADR                                                                                           251,397
          12,865   TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                 419,142
          10,981   TELEFONICA SA ADR                                                                                     485,580
             802   TELEPHONE & DATA SYSTEMS INCORPORATED                                                                  29,313
           3,812   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                      115,237
           1,373   UTSTARCOM INCORPORATED+<<                                                                              11,382
          31,635   VERIZON COMMUNICATIONS INCORPORATED                                                                 1,011,687
          31,438   VODAFONE GROUP PLC ADR<<                                                                              677,489
           2,855   XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+<<                                                    83,537

                                                                                                                       9,997,242
                                                                                                                    ------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.03%
             970   CHEMED CORPORATION                                                                                     49,179
           1,516   DYCOM INDUSTRIES INCORPORATED+                                                                         30,972

                                                                                                                          80,151
                                                                                                                    ------------
CONSUMER SERVICES - 0.02%
           7,630   EMDEON CORPORATION+<<                                                                                  58,370
                                                                                                                    ------------
DEPOSITORY INSTITUTIONS - 10.08%
          13,333   ABN AMRO HOLDING NV ADR                                                                               327,458
          10,242   ALLIED IRISH BANKS PLC ADR                                                                            441,123
           7,150   AMSOUTH BANCORPORATION                                                                                190,118
           4,807   ASSOCIATED BANC-CORP                                                                                  157,573
           2,368   ASTORIA FINANCIAL CORPORATION                                                                          66,967
          31,311   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                              552,013
          34,734   BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                              440,774
           5,034   BANCTRUST FINANCIAL GROUP INCORPORATED                                                                101,586
          46,114   BANK OF AMERICA CORPORATION                                                                         2,116,171
         219,277   BANK OF EAST ASIA LIMITED ADR                                                                         656,011
          11,446   BANK OF NEW YORK COMPANY INCORPORATED                                                                 370,850
           1,182   BANKNORTH GROUP INCORPORATED                                                                           35,082
           8,322   BARCLAYS PLC ADR<<                                                                                    339,288
           8,528   BB&T CORPORATION<<                                                                                    362,866
           3,199   BERKSHIRE HILLS BANCORP INCORPORATED                                                                  104,255
          13,704   BNP PARIBAS SA ADR                                                                                    542,854
           2,127   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                       65,937
           3,115   CAPITOL FEDERAL FINANCIAL                                                                             106,346
           3,370   CASCADE BANCORP                                                                                        79,330
           2,050   CENTRAL PACIFIC FINANCIAL CORPORATION                                                                  75,030
           2,743   CHITTENDEN CORPORATION<<                                                                               81,659
          62,974   CITIGROUP INCORPORATED                                                                              3,057,388
           2,768   CITIZENS & NORTHERN CORPORATION<<                                                                      77,366
           2,426   CITY BANK LYNNWOOD WASHINGTON                                                                          83,576
           4,247   COASTAL FINANCIAL CORPORATION<<                                                                        57,037
           2,449   COMERICA INCORPORATED                                                                                 141,234
           2,300   COMMERCE BANCORP INCORPORATED<<                                                                        77,487
           2,248   COMMERCE BANCSHARES INCORPORATED                                                                      116,344

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
DEPOSITORY INSTITUTIONS (continued)
           1,568   COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                   $     26,154
           1,272   COMMERCIAL FEDERAL CORPORATION                                                                         43,808
           3,088   COMPASS BANCSHARES INCORPORATED                                                                       149,644
           5,506   DEUTSCHE BANK AG<<                                                                                    536,395
           3,739   FARMERS CAPITAL BANK CORPORATION                                                                      120,957
           6,370   FIFTH THIRD BANCORP                                                                                   256,520
           2,242   FIRST HORIZON NATIONAL CORPORATION                                                                     87,259
           1,896   FIRST REPUBLIC BANK                                                                                    73,508
           1,046   FIRSTFED FINANCIAL CORPORATION+                                                                        54,748
           3,439   GOLDEN WEST FINANCIAL CORPORATION<<                                                                   222,813
           7,827   HBOS PLC ADR                                                                                          354,511
           6,935   HSBC HOLDINGS PLC ADR                                                                                 554,384
           6,846   HUNTINGTON BANCSHARES INCORPORATED                                                                    164,030
           4,749   HYPO REAL ESTATE HOLDING AG ADR+                                                                      246,909
           5,869   INTERCHANGE FINANCIAL SERVICES CORPORATION                                                            105,583
           1,448   INVESTORS FINANCIAL SERVICES CORPORATION<<                                                             54,662
          40,309   JP MORGAN CHASE & COMPANY                                                                           1,541,819
           6,814   KEYCORP                                                                                               225,952
           7,430   LLOYDS TSB GROUP PLC ADR<<                                                                            242,441
           1,466   M&T BANK CORPORATION                                                                                  158,651
           4,414   MARSHALL & ILSLEY CORPORATION                                                                         189,714
           7,430   MELLON FINANCIAL CORPORATION                                                                          249,945
           2,075   MERCANTILE BANK CORPORATION                                                                            83,000
           2,743   MERCANTILE BANKSHARES CORPORATION                                                                     162,962
           1,802   NASB FINANCIAL INCORPORATED                                                                            68,296
           5,193   NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                                 621,602
           8,721   NATIONAL CITY CORPORATION                                                                             295,729
           4,445   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                              74,009
           7,079   NORTH FORK BANCORPORATION INCORPORATED                                                                191,133
           3,532   NORTHERN TRUST CORPORATION                                                                            186,101
           2,576   PFF BANCORP INCORPORATED                                                                               78,697
           4,116   PNC FINANCIAL SERVICES GROUP                                                                          262,477
           7,288   POPULAR INCORPORATED                                                                                  161,648
           3,631   PREMIERWEST BANCORP+                                                                                   50,652
             954   R&G FINANCIAL CORPORATION CLASS B                                                                      12,144
           7,343   REGIONS FINANCIAL CORPORATION                                                                         247,386
          14,483   SANPAOLO IMI SPA ADR<<                                                                                437,531
           3,373   SEACOAST BANKING CORPORATION                                                                           81,896
          17,674   SOCIETE GENERALE ADR                                                                                  421,320
           6,208   SOVEREIGN BANCORP INCORPORATED                                                                        135,707
           4,864   STATE STREET CORPORATION                                                                              280,604
           2,833   STERLING BANCORPORATION NEW YORK                                                                       56,375
           4,499   SUNTRUST BANKS INCORPORATED                                                                           327,257
           1,648   SVB FINANCIAL GROUP+                                                                                   79,252
           3,668   SY BANCORP INCORPORATED                                                                                87,555
           6,573   SYNOVUS FINANCIAL CORPORATION                                                                         185,030
           3,134   TCF FINANCIAL CORPORATION<<                                                                            86,060
           1,879   TIERONE CORPORATION                                                                                    56,314
           1,408   TOMPKINS TRUST COMPANY INCORPORATED                                                                    63,642
           3,564   UCBH HOLDINGS INCORPORATED<<                                                                           62,869
           1,698   UNIONBANCAL CORPORATION                                                                               117,502
           2,275   UNITED SECURITY BANCSHARES INCORPORATED<<                                                              66,817
          23,014   US BANCORP                                                                                            696,864
          17,699   WACHOVIA CORPORATION                                                                                  945,127
          10,619   WASHINGTON MUTUAL INCORPORATED                                                                        437,397
          11,942   WESTPAC BANKING CORPORATION ADR                                                                       987,603
           2,331   WILMINGTON TRUST CORPORATION                                                                           94,382
           1,640   WINTRUST FINANCIAL CORPORATION                                                                         92,135
           1,906   ZIONS BANCORPORATION                                                                                  144,151

                                                                                                                      24,923,356
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
EATING & DRINKING PLACES - 0.53%
           1,564   BOB EVANS FARMS INCORPORATED                                                                     $     37,817
           1,417   BRINKER INTERNATIONAL INCORPORATED                                                                     56,227
           1,034   CEC ENTERTAINMENT INCORPORATED+                                                                        37,017
           1,639   CHEESECAKE FACTORY INCORPORATED+                                                                       60,053
           3,070   DARDEN RESTAURANTS INCORPORATED                                                                       109,845
           1,237   DAVE & BUSTER'S INCORPORATED+<<                                                                        18,691
           1,734   DENNYS CORPORATION+                                                                                     8,462
           1,161   IHOP CORPORATION                                                                                       55,496
           1,193   JACK IN THE BOX INCORPORATED+                                                                          40,085
             886   KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                  4,386
          16,037   MCDONALD'S CORPORATION                                                                                542,852
             972   OUTBACK STEAKHOUSE INCORPORATED                                                                        39,152
           1,896   WENDY'S INTERNATIONAL INCORPORATED<<                                                                   96,279
           4,355   YUM! BRANDS INCORPORATED                                                                              212,480

                                                                                                                       1,318,842
                                                                                                                    ------------
EDUCATIONAL SERVICES - 0.12%
           2,135   APOLLO GROUP INCORPORATED CLASS A+<<                                                                  152,012
           1,718   CAREER EDUCATION CORPORATION+                                                                          64,081
           1,362   DEVRY INCORPORATED+                                                                                    31,626
             717   ITT EDUCATIONAL SERVICES INCORPORATED+                                                                 44,002

                                                                                                                         291,721
                                                                                                                    ------------
ELECTRIC, GAS & SANITARY SERVICES - 3.86%
          11,070   AES CORPORATION+                                                                                      174,574
           4,786   ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                40,250
           3,457   AMEREN CORPORATION                                                                                    181,354
           6,096   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                          222,748
          11,700   BG GROUP PLC ADR<<                                                                                    547,677
           1,713   BLACK HILLS CORPORATION                                                                                62,610
           4,136   CASCADE NATURAL GAS CORPORATION<<                                                                      83,920
           6,192   CENTERPOINT ENERGY INCORPORATED<<                                                                      81,858
           2,796   CENTRAL VERMONT PUBLIC SERVICE                                                                         57,038
           3,429   CINERGY CORPORATION                                                                                   140,863
           6,843   CITIZENS COMMUNICATIONS COMPANY                                                                        89,301
           3,708   CONSOLIDATED EDISON INCORPORATED<<                                                                    168,862
           3,315   CONSTELLATION ENERGY GROUP INCORPORATED                                                               175,662
           4,203   DOMINION RESOURCES INCORPORATED                                                                       319,218
           2,991   DTE ENERGY COMPANY                                                                                    130,527
          12,963   DUKE ENERGY CORPORATION<<                                                                             348,186
          18,105   E.ON AG ADR<<                                                                                         573,023
           5,316   EDISON INTERNATIONAL                                                                                  239,858
          10,743   EL PASO CORPORATION                                                                                   118,066
          18,327   ENDESA SA ADR                                                                                         475,769
           2,589   ENTERGY CORPORATION                                                                                   181,230
           7,859   EXELON CORPORATION                                                                                    408,982
           5,069   FIRSTENERGY CORPORATION                                                                               238,040
           5,084   FPL GROUP INCORPORATED                                                                                215,511
           3,098   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                                              81,911
          43,259   HONG KONG ELECTRIC HOLDINGS LIMITED ADR<<                                                             211,143
           2,029   INTERNATIONAL POWER PLC ADR+<<                                                                         87,450
           1,982   KINDER MORGAN INCORPORATED                                                                            179,569
           2,996   LACLEDE GROUP INCORPORATED                                                                             89,371
           6,599   NATIONAL GRID PLC ADR                                                                                 305,666
             859   NICOR INCORPORATED<<                                                                                   34,446
           5,095   NISOURCE INCORPORATED                                                                                 109,695
           3,828   NSTAR                                                                                                 107,529
           6,235   PG&E CORPORATION                                                                                      229,323
           1,674   PINNACLE WEST CAPITAL CORPORATION                                                                      69,454
           6,636   PPL CORPORATION                                                                                       195,098

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
           3,287   PROGRESS ENERGY INCORPORATED<<                                                                   $    147,192
           3,301   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          207,039
           6,859   RELIANT ENERGY INCORPORATED+<<                                                                         62,829
           5,839   RWE AG ADR<<                                                                                          403,741
           9,845   SCOTTISH POWER PLC ADR                                                                                361,410
           3,756   SEMPRA ENERGY                                                                                         165,076
           3,868   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                  111,205
           8,430   SOUTHERN COMPANY<<                                                                                    292,605
           2,855   TXU CORPORATION                                                                                       293,009
           1,467   UIL HOLDINGS CORPORATION                                                                               70,886
           4,626   WASTE MANAGEMENT INCORPORATED                                                                         138,364
           8,875   WILLIAMS COMPANIES INCORPORATED                                                                       190,813
           7,369   XCEL ENERGY INCORPORATED<<                                                                            136,400

                                                                                                                       9,556,351
                                                                                                                    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.43%
           2,402   ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                 49,073
           5,489   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                143,702
           7,520   ALCATEL SA ADR+<<                                                                                      92,797
           5,474   ALTERA CORPORATION+                                                                                    99,955
           3,877   AMERICAN POWER CONVERSION CORPORATION                                                                  86,884
           4,885   ANALOG DEVICES INCORPORATED                                                                           185,239
           3,820   ANDREW CORPORATION+                                                                                    41,753
             707   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                 12,705
             961   ATMI INCORPORATED+                                                                                     27,494
           2,051   AVX CORPORATION                                                                                        28,099
           1,329   BENCHMARK ELECTRONICS INCORPORATED+<<                                                                  40,734
           3,549   BROADCOM CORPORATION CLASS A+                                                                         165,170
           7,359   CANON INCORPORATED ADR<<                                                                              414,091
             741   CERADYNE INCORPORATED+                                                                                 34,894
          13,247   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+                                                     99,485
          80,179   CISCO SYSTEMS INCORPORATED+                                                                         1,406,340
           3,509   COMVERSE TECHNOLOGY INCORPORATED+                                                                      91,971
           1,440   CREE INCORPORATED+<<                                                                                   38,635
             815   CYMER INCORPORATED+                                                                                    31,149
           3,055   CYPRESS SEMICONDUCTOR CORPORATION+<<                                                                   45,825
           1,968   DSP GROUP INCORPORATED+                                                                                51,168
             719   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                            18,090
           5,165   EMERSON ELECTRIC COMPANY                                                                              390,526
           1,361   ENERGIZER HOLDINGS INCORPORATED+                                                                       71,738
           2,037   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                    35,322
           6,483   FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                         167,261
         133,433   GENERAL ELECTRIC COMPANY                                                                            4,766,227
           2,397   GRAFTECH INTERNATIONAL LIMITED+                                                                        15,676
             858   GREATBATCH INCORPORATED+<<                                                                             24,865
             834   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           81,315
           2,360   HARRIS CORPORATION                                                                                    105,209
          10,267   INFINEON TECHNOLOGIES AG ADR+                                                                          91,890
           3,576   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                           42,840
          72,507   INTEL CORPORATION                                                                                   1,934,487
           1,851   INTERDIGITAL COMMUNICATIONS CORPORATION+                                                               36,057
           1,031   INTERNATIONAL RECTIFIER CORPORATION+<<                                                                 36,559
           2,567   INTERSIL CORPORATION CLASS A                                                                           65,844
           2,825   JABIL CIRCUIT INCORPORATED+                                                                            93,564
           2,533   KLA-TENCOR CORPORATION                                                                                129,664
           5,974   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                                  166,914
           1,343   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                              100,054
           4,030   LINEAR TECHNOLOGY CORPORATION                                                                         150,359
           1,024   LITTELFUSE INCORPORATED+                                                                               26,563
           5,997   LSI LOGIC CORPORATION+                                                                                 49,235
          31,973   LUCENT TECHNOLOGIES INCORPORATED+<<                                                                    89,205
          21,220   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                    428,220

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           4,219   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                           $    154,204
           1,299   MAYTAG CORPORATION                                                                                     23,096
             633   MCDATA CORPORATION CLASS A+<<                                                                           2,304
           3,026   MICROCHIP TECHNOLOGY INCORPORATED                                                                     100,947
           7,678   MICRON TECHNOLOGY INCORPORATED+                                                                       109,488
          27,970   MINEBEA COMPANY LIMITED ADR                                                                           304,350
           3,414   MOLEX INCORPORATED                                                                                     91,461
          31,243   MOTOROLA INCORPORATED                                                                                 752,644
           1,700   NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                75,735
           4,976   NATIONAL SEMICONDUCTOR CORPORATION                                                                    128,779
           5,011   NETWORK APPLIANCE INCORPORATED+                                                                       145,920
          27,537   NOKIA OYJ ADR<<                                                                                       470,332
           2,130   NOVELLUS SYSTEMS INCORPORATED+<<                                                                       52,547
           2,749   NVIDIA CORPORATION+                                                                                    99,431
             109   OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                 1,929
           8,730   OMRON CORPORATION                                                                                     199,180
             966   OPENWAVE SYSTEMS INCORPORATED+<<                                                                       16,045
             598   PHOTRONICS INCORPORATED+                                                                                9,496
           1,060   PLANTRONICS INCORPORATED                                                                               29,277
           2,906   PMC-SIERRA INCORPORATED+                                                                               22,870
           2,714   POLYCOM INCORPORATED+<<                                                                                44,537
           1,732   POWERWAVE TECHNOLOGIES+<<                                                                              21,754
           1,582   QLOGIC CORPORATION+                                                                                    52,301
          20,425   QUALCOMM INCORPORATED                                                                                 928,725
           2,021   RAMBUS INCORPORATED+                                                                                   33,933
             371   RF MICRO DEVICES INCORPORATED+                                                                          2,107
           2,589   ROCKWELL COLLINS INCORPORATED                                                                         118,317
             759   ROGERS CORPORATION+                                                                                    29,070
           7,746   SANMINA-SCI CORPORATION+                                                                               32,068
           6,574   SANYO ELECTRIC COMPANY LIMITED<<                                                                       74,155
           2,462   SCIENTIFIC-ATLANTA INCORPORATED                                                                       104,192
           1,370   SEMTECH CORPORATION+                                                                                   27,277
             430   SILICON IMAGE INCORPORATED+                                                                             4,175
             938   SILICON LABORATORIES INCORPORATED+                                                                     36,441
          14,783   SIRIUS SATELLITE RADIO INCORPORATED+<<                                                                105,698
             742   SKYWORKS SOLUTIONS INCORPORATED+                                                                        3,999
           1,079   SOHU.COM INCORPORATED+                                                                                 20,501
           7,559   SONY CORPORATION ADR                                                                                  279,759
           2,901   TDK CORPORATION ADR<<                                                                                 240,783
           8,827   TELLABS INCORPORATED+                                                                                  90,565
          21,574   TEXAS INSTRUMENTS INCORPORATED                                                                        700,724
           1,626   THOMAS & BETTS CORPORATION+                                                                            65,105
             862   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                              37,945
           3,879   VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                 49,768
             750   WHIRLPOOL CORPORATION<<                                                                                61,388
           4,936   XILINX INCORPORATED                                                                                   130,508

                                                                                                                      18,390,677
                                                                                                                    ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.60%
             804   AMERICAN HEALTHWAYS INCORPORATED+<<                                                                    35,706
           1,972   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                 73,773
           1,948   APPLERA CORPORATION-CELERA GENOMICS GROUP+<<                                                           24,194
           3,874   BEARINGPOINT INCORPORATED+<<                                                                           28,203
             834   CDI CORPORATION                                                                                        23,552
           2,306   CELGENE CORPORATION+<<                                                                                140,482
             931   CEPHALON INCORPORATED+<<                                                                               47,341
             866   CORPORATE EXECUTIVE BOARD COMPANY<<                                                                    74,918
             970   CV THERAPEUTICS INCORPORATED+<<                                                                        23,988
           1,294   ERESEARCH TECHNOLOGY INCORPORATED+<<                                                                   16,744
           1,414   FLUOR CORPORATION                                                                                     104,777
           1,235   GEN-PROBE INCORPORATED+                                                                                57,020
           1,537   ICOS CORPORATION+<<                                                                                    43,789

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
           4,110   MOODY'S CORPORATION                                                                              $    247,216
           1,589   NAVIGANT CONSULTING INCORPORATED+<<                                                                    32,431
           4,434   PAYCHEX INCORPORATED                                                                                  188,046
           2,430   QUEST DIAGNOSTICS INCORPORATED                                                                        121,719
           1,414   RESOURCES CONNECTION INCORPORATED+<<                                                                   41,063
             769   RIGEL PHARMACEUTICALS INCORPORATED+<<                                                                  16,856
           9,858   SERVICEMASTER COMPANY                                                                                 117,409
           1,582   TELIK INCORPORATED+<<                                                                                  26,546

                                                                                                                       1,485,773
                                                                                                                    ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.30%
           1,103   AMERON INTERNATIONAL CORPORATION                                                                       49,580
           1,504   BALL CORPORATION                                                                                       61,995
           1,759   CRANE COMPANY                                                                                          55,743
           1,876   FORTUNE BRANDS INCORPORATED                                                                           146,253
           3,053   ILLINOIS TOOL WORKS INCORPORATED                                                                      269,488
             262   METALS USA INCORPORATED+                                                                                5,764
             981   NCI BUILDING SYSTEMS INCORPORATED+<<                                                                   42,723
           2,077   SNAP-ON INCORPORATED                                                                                   77,617
           1,671   WATER PIK TECHNOLOGIES INCORPORATED+                                                                   34,857

                                                                                                                         744,020
                                                                                                                    ------------
FINANCIAL SERVICES - 0.04%
           4,932   JANUS CAPITAL GROUP INCORPORATED                                                                       94,546
                                                                                                                    ------------
FOOD & KINDRED PRODUCTS - 2.80%
           1,088   AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                6,735
           3,523   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                 154,096
           9,393   ARCHER-DANIELS-MIDLAND COMPANY                                                                        221,393
           8,417   CADBURY SCHWEPPES PLC ADR                                                                             324,728
           4,471   CAMPBELL SOUP COMPANY                                                                                 135,069
          22,515   COCA-COLA COMPANY                                                                                     961,165
           4,143   COCA-COLA ENTERPRISES INCORPORATED                                                                     79,629
           7,404   CONAGRA FOODS INCORPORATED<<                                                                          159,186
           2,015   DEL MONTE FOODS COMPANY                                                                                19,908
           6,283   DIAGEO PLC ADR                                                                                        365,357
           3,610   GENERAL MILLS INCORPORATED                                                                            171,583
          20,123   GROUPE DANONE ADR                                                                                     414,936
             508   HANSEN NATURAL CORPORATION+<<                                                                          39,446
           2,460   HERSHEY FOODS CORPORATION                                                                             133,430
           4,250   HJ HEINZ COMPANY                                                                                      147,560
           2,675   HORMEL FOODS CORPORATION                                                                               87,740
             990   JM SMUCKER COMPANY                                                                                     44,897
           3,747   KELLOGG COMPANY                                                                                       165,130
          28,187   KIRIN BREWERY COMPANY LIMITED ADR<<                                                                   300,473
           3,535   KRAFT FOODS INCORPORATED CLASS A<<                                                                    102,303
           2,931   MCCORMICK & COMPANY INCORPORATED                                                                       91,506
             248   MOLSON COORS BREWING COMPANY                                                                           16,514
          15,328   NESTLE SA ADR                                                                                       1,136,789
           3,445   PEPSIAMERICAS INCORPORATED                                                                             78,753
          19,150   PEPSICO INCORPORATED                                                                                1,133,680
          10,933   SARA LEE CORPORATION                                                                                  197,450
             485   TREEHOUSE FOODS INCORPORATED+<<                                                                         9,564
           4,474   TYSON FOODS INCORPORATED CLASS A                                                                       75,297
           2,240   WM. WRIGLEY JR. COMPANY                                                                               153,642

                                                                                                                       6,927,959
                                                                                                                    ------------
FOOD STORES - 0.84%
           5,159   ALBERTSON'S INCORPORATED<<                                                                            121,237

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
FOOD STORES (continued)
          10,332   COLES MYER LIMITED ADR                                                                           $    611,345
          16,324   KONINKLIJKE AHOLD NV ADR+                                                                             121,777
           9,968   KROGER COMPANY+                                                                                       193,977
           6,412   SAFEWAY INCORPORATED<<                                                                                149,079
          11,292   STARBUCKS CORPORATION+                                                                                343,841
          25,743   TESCO PLC ADR                                                                                         404,922
             930   WHOLE FOODS MARKET INCORPORATED                                                                       136,970

                                                                                                                       2,083,148
                                                                                                                    ------------
FORESTRY - 0.08%
           2,946   WEYERHAEUSER COMPANY                                                                                  195,349
                                                                                                                    ------------
FURNITURE & FIXTURES - 0.23%
           1,928   HERMAN MILLER INCORPORATED                                                                             58,978
             704   HILLENBRAND INDUSTRIES INCORPORATED                                                                    34,214
           1,251   HNI CORPORATION                                                                                        62,913
           1,138   HOOKER FURNITURE CORPORATION                                                                           17,662
           3,982   LEGGETT & PLATT INCORPORATED                                                                           93,497
           6,550   MASCO CORPORATION                                                                                     194,994
           4,086   NEWELL RUBBERMAID INCORPORATED                                                                         94,264
             663   SELECT COMFORT CORPORATION+<<                                                                          15,892

                                                                                                                         572,414
                                                                                                                    ------------
GENERAL MERCHANDISE STORES - 1.20%
           2,039   BIG LOTS INCORPORATED+                                                                                 25,059
           5,264   DOLLAR GENERAL CORPORATION                                                                             99,542
           2,025   FAMILY DOLLAR STORES INCORPORATED                                                                      45,583
           3,620   FEDERATED DEPARTMENT STORES INCORPORATED                                                              233,236
           2,606   FOOT LOCKER INCORPORATED                                                                               56,863
           1,197   FRED'S INCORPORATED                                                                                    19,882
           3,059   JC PENNEY COMPANY INCORPORATED                                                                        160,506
           1,490   SEARS HOLDINGS CORPORATION+                                                                           171,380
          11,751   TARGET CORPORATION                                                                                    628,796
           7,490   TJX COMPANIES INCORPORATED                                                                            167,851
          27,796   WAL-MART STORES INCORPORATED                                                                        1,349,774

                                                                                                                       2,958,472
                                                                                                                    ------------
HEALTH SERVICES - 0.61%
             452   AMEDISYS INCORPORATED+<<                                                                               20,060
           6,402   CAREMARK RX INCORPORATED+                                                                             328,999
             982   COVANCE INCORPORATED+                                                                                  46,684
           1,425   DAVITA INCORPORATED+                                                                                   74,798
               7   ENZON PHARMACEUTICALS INCORPORATED+                                                                        48
           5,697   HCA INCORPORATED                                                                                      290,490
           4,215   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                     98,715
           3,414   HUMAN GENOME SCIENCES INCORPORATED+<<                                                                  31,579
             610   LCA-VISION INCORPORATED<<                                                                              29,115
           1,326   LINCARE HOLDINGS INCORPORATED+                                                                         56,925
           1,200   MANOR CARE INCORPORATED                                                                                47,316
           2,293   NEKTAR THERAPEUTICS+<<                                                                                 38,568
           1,361   ODYSSEY HEALTHCARE INCORPORATED+                                                                       25,206
             424   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                  35,853
           1,161   RENAL CARE GROUP INCORPORATED+                                                                         54,509
             739   SIERRA HEALTH SERVICES INCORPORATED+<<                                                                 57,805
           6,266   TENET HEALTHCARE CORPORATION+                                                                          49,000
           1,265   TRIAD HOSPITALS INCORPORATED+                                                                          53,965
           1,149   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                                 39,882
             681   UNIVERSAL HEALTH SERVICES CLASS B                                                                      32,634
           2,551   VALEANT PHARMACEUTICALS INTERNATIONAL                                                                  42,040

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
HEALTH SERVICES (continued)
           1,802   WATSON PHARMACEUTICALS INCORPORATED+                                                             $     60,115

                                                                                                                       1,514,306
                                                                                                                    ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.84%
           1,762   4KIDS ENTERTAINMENT INCORPORATED+                                                                      28,809
           2,246   ACADIA REALTY TRUST                                                                                    45,998
           2,524   AGREE REALTY CORPORATION                                                                               71,354
             960   AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                          28,502
           5,129   ARCHSTONE-SMITH TRUST                                                                                 214,444
           1,551   BEDFORD PROPERTY INVESTORS                                                                             35,673
           2,351   BOSTON PROPERTIES INCORPORATED<<                                                                      176,819
           1,665   CAPITAL TRUST INCORPORATED NEW YORK CLASS A                                                            51,032
             559   CEDAR SHOPPING CENTERS INCORPORATED                                                                     7,686
           2,356   CORPORATE OFFICE PROPERTIES TRUST                                                                      85,005
           2,018   CORRECTIONAL PROPERTIES TRUST                                                                          58,038
           5,109   CRESCENT REAL ESTATE EQUITIES COMPANY<<                                                               106,114
           4,287   DISCOVERY HOLDING COMPANY CLASS A+<<                                                                   66,920
           4,286   DUKE REALTY CORPORATION<<                                                                             145,724
           1,414   EASTGROUP PROPERTIES INCORPORATED<<                                                                    63,814
           1,645   ENTERTAINMENT PROPERTIES TRUST                                                                         70,373
             895   EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                               41,492
           5,834   EQUITY OFFICE PROPERTIES TRUST                                                                        181,904
           4,653   EQUITY RESIDENTIAL                                                                                    189,656
           3,539   GENERAL GROWTH PROPERTIES INCORPORATED                                                                161,449
           2,272   HERITAGE PROPERTY INVESTMENT TRUST<<                                                                   76,453
           8,033   HOST MARRIOTT CORPORATION                                                                             143,791
           1,915   IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                 22,023
           3,190   ISTAR FINANCIAL INCORPORATED                                                                          118,540
           1,408   KILROY REALTY CORPORATION<<                                                                            86,733
           6,142   KIMCO REALTY CORPORATION                                                                              193,166
           1,602   LASALLE HOTEL PROPERTIES                                                                               53,923
           2,499   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                        121,376
          44,239   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR<<                                                     559,623
           1,723   NATIONAL HEALTH INVESTORS INCORPORATED                                                                 47,641
             823   NOVASTAR FINANCIAL INCORPORATED<<                                                                      23,036
             832   ONE LIBERTY PROPERTIES INCORPORATED                                                                    15,891
             892   PARKWAY PROPERTIES INCORPORATED                                                                        37,286
           1,965   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                              72,567
           4,204   PLUM CREEK TIMBER COMPANY                                                                             163,788
           1,679   PROLOGIS                                                                                               76,159
           1,536   RAIT INVESTMENT TRUST                                                                                  40,366
           2,615   RAMCO-GERSHENSON PROPERTIES<<                                                                          71,729
             658   REDWOOD TRUST INCORPORATED                                                                             28,386
           1,634   SAUL CENTERS INCORPORATED                                                                              60,899
           2,908   SIMON PROPERTY GROUP INCORPORATED                                                                     224,818
           1,364   SOVRAN SELF STORAGE INCORPORATED<<                                                                     67,723
           2,005   TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                           55,117
           2,526   TOWN & COUNTRY TRUST                                                                                   73,254
           3,691   TRUSTREET PROPERTIES INCORPORATED                                                                      57,727
           1,021   UNIVERSAL HEALTH REALTY INCOME TRUST<<                                                                 33,836
           2,423   VORNADO REALTY TRUST                                                                                  206,803

                                                                                                                       4,563,460
                                                                                                                    ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.25%
           4,025   BED BATH & BEYOND INCORPORATED+                                                                       171,707
           5,568   BEST BUY COMPANY INCORPORATED                                                                         268,600
           3,004   CIRCUIT CITY STORES INCORPORATED                                                                       62,874
             607   COST PLUS INCORPORATED+                                                                                11,157
           2,261   RADIO SHACK CORPORATION                                                                                51,573

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
           1,467   WILLIAMS-SONOMA INCORPORATED+<<                                                                  $     63,653

                                                                                                                         629,564
                                                                                                                    ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.29%
           1,393   GAYLORD ENTERTAINMENT COMPANY+<<                                                                       60,261
           7,778   HILTON HOTELS CORPORATION                                                                             170,494
           2,912   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           188,144
           3,004   MGM MIRAGE+<<                                                                                         114,483
           2,902   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                      175,571

                                                                                                                         708,953
                                                                                                                    ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.58%
           7,667   3M COMPANY                                                                                            601,706
             780   ACTUANT CORPORATION CLASS A                                                                            41,379
           2,625   AMERICAN STANDARD COMPANIES INCORPORATED                                                               99,960
          10,279   APPLE COMPUTER INCORPORATED+                                                                          697,122
          22,138   APPLIED MATERIALS INCORPORATED                                                                        400,919
           4,303   BAKER HUGHES INCORPORATED<<                                                                           246,777
           1,190   BLACK & DECKER CORPORATION                                                                            104,494
             855   BLACK BOX CORPORATION<<                                                                                39,937
           3,944   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                           17,235
           1,079   BROOKS AUTOMATION INCORPORATED+                                                                        13,876
             656   CASCADE CORPORATION                                                                                    33,561
           8,568   CATERPILLAR INCORPORATED                                                                              495,059
             762   CDW CORPORATION<<                                                                                      44,691
           1,082   COOPER CAMERON CORPORATION+                                                                            86,160
           3,219   DEERE & COMPANY                                                                                       223,238
          29,630   DELL INCORPORATED+                                                                                    893,641
           1,137   DIEBOLD INCORPORATED                                                                                   44,184
           2,906   DOVER CORPORATION                                                                                     117,548
           2,086   EATON CORPORATION                                                                                     132,920
          31,888   EMC CORPORATION+                                                                                      444,200
           1,495   EMULEX CORPORATION+                                                                                    29,795
             894   ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                36,126
           3,879   ENTEGRIS INCORPORATED+                                                                                 39,178
           1,215   FLOWSERVE CORPORATION+<<                                                                               45,392
           4,543   GATEWAY INCORPORATED+<<                                                                                13,811
           2,780   GRANT PRIDECO INCORPORATED+<<                                                                         106,724
          37,340   HEWLETT-PACKARD COMPANY                                                                             1,107,878
           3,067   HITACHI LIMITED ADR<<                                                                                 206,930
          17,637   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         1,567,929
           1,968   JOY GLOBAL INCORPORATED                                                                               104,087
           5,490   KOMATSU LIMITED ADR                                                                                   306,858
           2,192   LAM RESEARCH CORPORATION+<<                                                                            82,288
           1,604   LEXMARK INTERNATIONAL INCORPORATED+                                                                    76,382
           1,152   LINDSAY MANUFACTURING COMPANY                                                                          21,393
          21,857   MAKITA CORPORATION                                                                                    539,868
           1,020   MANITOWOC COMPANY INCORPORATED                                                                         51,102
           2,400   NATIONAL-OILWELL VARCO INCORPORATED+<<                                                                145,488
          22,710   NEC CORPORATION ADR                                                                                   136,714
             888   NORDSON CORPORATION                                                                                    35,360
           2,468   PALL CORPORATION                                                                                       68,512
             753   PALM INCORPORATED+<<                                                                                   21,370
           1,737   PARKER HANNIFIN CORPORATION                                                                           118,828
           2,054   PENTAIR INCORPORATED                                                                                   78,463
           2,735   PITNEY BOWES INCORPORATED                                                                             113,940
           1,639   ROBBINS & MYERS INCORPORATED                                                                           34,747
           2,549   SANDISK CORPORATION+<<                                                                                130,152
           1,873   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                  53,062
           7,175   SIEMENS AG ADR<<                                                                                      542,215

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
           3,608   SMITH INTERNATIONAL INCORPORATED                                                                 $    136,346
          13,480   SOLECTRON CORPORATION+                                                                                 48,393
           1,443   SPX CORPORATION                                                                                        67,936
           1,281   STANLEY WORKS                                                                                          61,488
           4,309   SYMBOL TECHNOLOGIES INCORPORATED<<                                                                     49,252
             753   TENNANT COMPANY                                                                                        35,331
             938   TEREX CORPORATION+                                                                                     57,800
           1,040   TORO COMPANY                                                                                           41,798
           2,378   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                120,850
           4,518   WESTERN DIGITAL CORPORATION+<<                                                                         67,409
           1,123   ZEBRA TECHNOLOGIES CORPORATION CLASS A+                                                                50,681

                                                                                                                      11,330,483
                                                                                                                    ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.32%
           4,803   AON CORPORATION                                                                                       174,877
           1,257   HILB, ROGAL & HAMILTON COMPANY<<                                                                       48,998
           2,130   HUMANA INCORPORATED+                                                                                   97,618
           1,577   JEFFERSON-PILOT CORPORATION                                                                            87,602
           7,239   MARSH & MCLENNAN COMPANIES INCORPORATED                                                               223,613
           1,288   NATIONAL FINANCIAL PARTNERS CORPORATION                                                                65,340
           4,604   UNUMPROVIDENT CORPORATION                                                                             101,288

                                                                                                                         799,336
                                                                                                                    ------------
INSURANCE CARRIERS - 4.35%
           3,468   AETNA INCORPORATED                                                                                    320,755
           5,743   AFLAC INCORPORATED                                                                                    275,664
          22,618   ALLIANZ AG ADR                                                                                        327,961
           1,375   ALLMERICA FINANCIAL CORPORATION                                                                        54,931
           6,189   ALLSTATE CORPORATION                                                                                  347,203
           1,342   AMBAC FINANCIAL GROUP INCORPORATED                                                                    102,918
          26,747   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                           1,795,794
           1,029   AMERICAN NATIONAL INSURANCE COMPANY                                                                   120,537
           1,572   AMERICAN PHYSICIANS CAPITAL INCORPORATED+<<                                                            71,447
           9,305   AXA ADR<<                                                                                             279,522
           1,770   CENTENE CORPORATION+<<                                                                                 42,498
           2,299   CHUBB CORPORATION                                                                                     222,635
           1,674   CIGNA CORPORATION                                                                                     188,359
           3,278   CINCINNATI FINANCIAL CORPORATION                                                                      145,969
           2,746   FIDELITY NATIONAL FINANCIAL INCORPORATED                                                              103,854
             480   FIDELITY NATIONAL TITLE GROUP, INCORPORATED                                                            10,944
           3,735   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                        326,327
           1,923   HEALTH NET INCORPORATED+                                                                               98,131
          13,141   ING GROUP NV ADR<<                                                                                    424,980
           1,109   KANSAS CITY LIFE INSURANCE COMPANY                                                                     55,982
             573   LANDAMERICA FINANCIAL GROUP INCORPORATED                                                               37,102
           2,330   LINCOLN NATIONAL CORPORATION                                                                          121,113
           2,385   LOEWS CORPORATION                                                                                     230,343
             222   MARKEL CORPORATION+                                                                                    70,430
           1,832   MBIA INCORPORATED<<                                                                                   113,181
           1,200   MERCURY GENERAL CORPORATION                                                                            71,160
           5,007   METLIFE INCORPORATED                                                                                  257,560
           1,202   MGIC INVESTMENT CORPORATION                                                                            78,250
           3,123   MILLEA HOLDINGS INCORPORATED                                                                          256,554
           3,443   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                 91,584
           1,412   PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                               121,489
             806   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                         78,109
           1,288   PMI GROUP INCORPORATED<<                                                                               52,293
           3,931   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                199,184
           2,602   PROGRESSIVE CORPORATION                                                                               320,020
           6,086   PRUDENTIAL FINANCIAL INCORPORATED                                                                     471,056

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INSURANCE CARRIERS (continued)
           1,488   RADIAN GROUP INCORPORATED                                                                        $     84,161
           1,986   SAFECO CORPORATION                                                                                    111,713
           8,899   ST. PAUL COMPANIES INCORPORATED                                                                       414,071
             531   STANCORP FINANCIAL GROUP INCORPORATED                                                                  54,714
           1,176   STEWART & STEVENSON SERVICES CORPORATION                                                               24,108
           3,449   SWISS REINSURANCE COMPANY ADR<<                                                                       254,743
           2,042   TORCHMARK CORPORATION                                                                                 110,513
             820   TRANSATLANTIC HOLDING INCORPORATED                                                                     57,359
          14,549   UNITEDHEALTH GROUP INCORPORATED                                                                       870,903
           1,719   UNITRIN INCORPORATED                                                                                   81,446
           1,768   W.R. BERKLEY CORPORATION                                                                               82,424
           7,514   WELLPOINT INCORPORATED+                                                                               577,301
           1,051   ZENITH NATIONAL INSURANCE CORPORATION                                                                  49,975
           4,730   ZURICH FINANCIAL SERVICES AG ADR+                                                                      96,604

                                                                                                                      10,755,874
                                                                                                                    ------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.03%
           1,196   CORRECTIONS CORPORATION OF AMERICA+                                                                    53,138
             770   GEO GROUP INCORPORATED+                                                                                18,827

                                                                                                                          71,965
                                                                                                                    ------------
LEATHER & LEATHER PRODUCTS - 0.09%
             522   BROWN SHOE COMPANY INCORPORATED<<                                                                      21,454
           5,926   COACH INCORPORATED+                                                                                   204,032

                                                                                                                         225,486
                                                                                                                    ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
           1,497   COACHMEN INDUSTRIES INCORPORATED                                                                       18,159
           3,575   GEORGIA-PACIFIC CORPORATION                                                                           169,062
           1,320   LOUISIANA-PACIFIC CORPORATION                                                                          35,600
           1,230   SKYLINE CORPORATION                                                                                    47,047

                                                                                                                         269,868
                                                                                                                    ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.57%
           1,007   ABAXIS INCORPORATED+<<                                                                                 16,706
           1,644   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                69,722
           9,155   ADVANTEST CORPORATION ADR<<                                                                           207,452
           1,045   AFFYMETRIX INCORPORATED+<<                                                                             51,456
           7,081   AGILENT TECHNOLOGIES INCORPORATED+                                                                    252,508
           2,055   ALIGN TECHNOLOGY INCORPORATED+<<                                                                       14,221
           1,801   ALLERGAN INCORPORATED                                                                                 180,100
           3,469   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                           95,675
             599   ARMOR HOLDINGS INCORPORATED+<<                                                                         26,290
             701   ARTHROCARE CORPORATION+<<                                                                              26,813
             763   BADGER METER INCORPORATED                                                                              29,864
             932   BAUSCH & LOMB INCORPORATED                                                                             75,734
           8,132   BAXTER INTERNATIONAL INCORPORATED                                                                     316,253
           3,654   BECTON DICKINSON & COMPANY                                                                            212,772
           3,793   BIOMET INCORPORATED                                                                                   135,107
           8,714   BOSTON SCIENTIFIC CORPORATION+                                                                        230,747
           1,673   C.R. BARD INCORPORATED                                                                                108,527
             310   COOPER COMPANIES INCORPORATED<<                                                                        16,988
             360   CREDENCE SYSTEMS CORPORATION+<<                                                                         2,920
             577   CYBERONICS INCORPORATED+<<                                                                             16,277
           3,339   DANAHER CORPORATION                                                                                   185,314
           4,061   EASTMAN KODAK COMPANY<<                                                                                97,342
             177   FARO TECHNOLOGIES INCORPORATED+<<                                                                       3,367
           1,385   FEI COMPANY+                                                                                           27,645

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
           1,591   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                  $    102,588
           9,417   FUJI PHOTO FILM COMPANY LIMITED ADR<<                                                                 301,344
           4,074   GUIDANT CORPORATION                                                                                   251,284
             812   HOLOGIC INCORPORATED+<<                                                                                57,709
           1,094   INTEGRA LIFESCIENCES HOLDINGS+<<                                                                       39,975
             793   INTUITIVE SURGICAL INCORPORATED+                                                                       88,594
           1,084   KEITHLEY INSTRUMENTS INCORPORATED                                                                      17,442
             673   KENSEY NASH CORPORATION+<<                                                                             15,405
             436   LASERSCOPE+<<                                                                                           9,383
             770   MEASUREMENT SPECIALTIES INCORPORATED+                                                                  19,158
          14,630   MEDTRONIC INCORPORATED                                                                                812,989
           1,186   MENTOR CORPORATION<<                                                                                   57,806
             677   MILLIPORE CORPORATION+<<                                                                               43,165
           8,507   OLYMPUS CORPORATION ADR                                                                               218,976
           2,508   PERKINELMER INCORPORATED                                                                               57,207
           5,810   RAYTHEON COMPANY                                                                                      223,220
           2,261   RICOH COMPANY LIMITED ADR                                                                             200,098
           2,883   ROCKWELL AUTOMATION INCORPORATED                                                                      162,688
             648   SOMANETICS CORPORATION+<<                                                                              20,030
           4,802   ST. JUDE MEDICAL INCORPORATED+                                                                        229,391
           4,162   STRYKER CORPORATION                                                                                   180,215
             991   SYBRON DENTAL SPECIALTIES INCORPORATED+<<                                                              43,346
             925   TECHNE CORPORATION+<<                                                                                  51,115
           1,762   TEKTRONIX INCORPORATED                                                                                 45,090
           3,038   TERADYNE INCORPORATED+<<                                                                               44,446
           1,572   TRIMBLE NAVIGATION LIMITED+                                                                            51,216
             486   UNITED INDUSTRIAL CORPORATION NEW YORK                                                                 21,117
           1,350   VARIAN INCORPORATED+<<                                                                                 56,646
           1,572   VIASYS HEALTHCARE INCORPORATED+                                                                        42,916
           1,999   WATERS CORPORATION+                                                                                    78,421
           1,227   WRIGHT MEDICAL GROUP INCORPORATED+                                                                     23,791
          12,128   XEROX CORPORATION+                                                                                    172,218
           3,213   ZIMMER HOLDINGS INCORPORATED+                                                                         201,359
             737   ZOLL MEDICAL CORPORATION+                                                                              19,169

                                                                                                                       6,359,317
                                                                                                                    ------------
MEDICAL MANAGEMENT SERVICES - 0.06%
           2,586   COVENTRY HEALTH CARE INCORPORATED+                                                                    154,048
                                                                                                                    ------------
MEMBERSHIP ORGANIZATIONS - 0.18%
           3,968   ALLIANCE ONE INTERNATIONAL+                                                                            12,142
          11,688   ANGLO AMERICAN PLC<<                                                                                  372,730
           1,803   BRIGHTPOINT INCORPORATED+<<                                                                            50,737

                                                                                                                         435,609
                                                                                                                    ------------
METAL MINING - 0.47%
             613   CLEVELAND CLIFFS INCORPORATED<<                                                                        58,413
           2,433   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                   126,784
           5,290   NEWMONT MINING CORPORATION                                                                            243,975
           1,403   PHELPS DODGE CORPORATION                                                                              190,345
           3,051   RIO TINTO PLC ADR                                                                                     496,977
             791   ROYAL GOLD INCORPORATED<<                                                                              20,582
             395   SOUTHERN COPPER CORPORATION                                                                            25,126
             496   STILLWATER MINING COMPANY+                                                                              5,302

                                                                                                                       1,167,504
                                                                                                                    ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
           1,754   VULCAN MATERIALS COMPANY                                                                              116,992
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.07%
             440   ACCO BRANDS CORPORATION+                                                                         $     10,142
           3,899   HASBRO INCORPORATED                                                                                    79,618
             120   JAKKS PACIFIC INCORPORATED+<<                                                                           2,446
          36,935   JOHNSON & JOHNSON                                                                                   2,280,736
           6,354   MATTEL INCORPORATED                                                                                   105,794
             799   RC2 CORPORATION+                                                                                       28,237
           1,243   RUSS BERRIE & COMPANY INCORPORATED                                                                     14,493
           1,230   STEINWAY MUSICAL INSTRUMENTS+                                                                          30,750
           2,233   TIFFANY & COMPANY                                                                                      90,883

                                                                                                                       2,643,099
                                                                                                                    ------------
MISCELLANEOUS RETAIL - 0.98%
           4,471   AMAZON.COM INCORPORATED+<<                                                                            216,665
             816   BLAIR CORPORATION                                                                                      30,437
           6,231   COSTCO WHOLESALE CORPORATION                                                                          311,425
          10,682   CVS CORPORATION                                                                                       288,628
             878   DICK'S SPORTING GOODS INCORPORATED+                                                                    30,826
           1,111   DILLARDS INCORPORATED CLASS A                                                                          23,298
           1,654   DOLLAR TREE STORES INCORPORATED+<<                                                                     37,976
           2,154   EXPRESS SCRIPTS INCORPORATED+                                                                         181,927
           2,498   MICHAELS STORES INCORPORATED                                                                           93,425
           4,851   OFFICE DEPOT INCORPORATED+                                                                            143,978
              97   OVERSTOCK.COM INCORPORATED+<<                                                                           3,609
           2,736   PETSMART INCORPORATED<<                                                                                65,171
           1,315   PRICELINE.COM INCORPORATED+<<                                                                          31,586
          11,227   RITE AID CORPORATION+                                                                                  41,428
          10,967   STAPLES INCORPORATED                                                                                  253,338
          13,228   WALGREEN COMPANY                                                                                      604,255
           1,303   WORLD FUEL SERVICES CORPORATION                                                                        44,758
           1,136   ZALE CORPORATION+                                                                                      31,694

                                                                                                                       2,434,424
                                                                                                                    ------------
MISCELLANEOUS SERVICES - 0.10%
          14,147   ADECCO SA ADR<<                                                                                       160,710
           1,214   D&B CORPORATION+                                                                                       78,910

                                                                                                                         239,620
                                                                                                                    ------------
MOTION PICTURES - 0.96%
          42,876   LIBERTY MEDIA CORPORATION CLASS A+<<                                                                  329,288
           1,369   MACROVISION CORPORATION+                                                                               21,274
          23,556   NEWS CORPORATION CLASS A                                                                              348,864
          57,770   TIME WARNER INCORPORATED                                                                            1,038,705
          25,143   WALT DISNEY COMPANY                                                                                   626,815

                                                                                                                       2,364,946
                                                                                                                    ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.35%
             675   ARKANSAS BEST CORPORATION                                                                              27,837
           1,072   CNF INCORPORATED                                                                                       61,104
           1,358   FORWARD AIR CORPORATION                                                                                52,215
           2,480   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                              55,527
           1,969   LANDSTAR SYSTEM INCORPORATED                                                                           84,746
             354   SCS TRANSPORTATION INCORPORATED+                                                                        6,977
           7,193   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                            560,335
             328   YELLOW ROADWAY CORPORATION+<<                                                                          15,452

                                                                                                                         864,193
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.57%
             679   ACCREDITED HOME LENDERS HOLDING COMPANY+<<                                                       $     29,414
          12,366   AMERICAN EXPRESS COMPANY                                                                              635,860
           2,354   AMERICREDIT CORPORATION+                                                                               58,379
           3,169   CAPITAL ONE FINANCIAL CORPORATION                                                                     263,217
           3,254   CIT GROUP INCORPORATED                                                                                161,073
           6,159   COUNTRYWIDE FINANCIAL CORPORATION                                                                     214,395
          11,763   FANNIE MAE                                                                                            565,212
           1,291   FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C                                                      35,980
             981   FINANCIAL FEDERAL CORPORATION                                                                          39,652
           8,555   FREDDIE MAC                                                                                           534,260
          15,545   MBNA CORPORATION                                                                                      416,140
           4,938   ORIX CORPORATION ADR                                                                                  530,983
           5,886   SLM CORPORATION                                                                                       309,309
             401   STUDENT LOAN CORPORATION                                                                               84,655

                                                                                                                       3,878,529
                                                                                                                    ------------
OIL & GAS EXTRACTION - 2.75%
           3,518   ANADARKO PETROLEUM CORPORATION                                                                        318,766
           4,561   APACHE CORPORATION                                                                                    297,742
           4,998   BJ SERVICES COMPANY                                                                                   183,177
           5,632   BURLINGTON RESOURCES INCORPORATED                                                                     406,912
           2,020   CABOT OIL & GAS CORPORATION                                                                            85,264
           1,351   CAL DIVE INTERNATIONAL INCORPORATED+                                                                   98,096
             601   CHENIERE ENERGY INCORPORATED+<<                                                                        21,534
           3,166   CHESAPEAKE ENERGY CORPORATION<<                                                                        91,656
           1,717   CIMAREX ENERGY COMPANY                                                                                 66,808
           5,642   DEVON ENERGY CORPORATION                                                                              339,648
           1,733   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                              108,399
             669   EDGE PETROLEUM CORPORATION+                                                                            16,364
           2,353   ENCORE ACQUISITION COMPANY+                                                                            73,037
             558   ENERGY PARTNERS LIMITED+                                                                               12,912
           5,524   ENI SPA ADR<<                                                                                         749,110
           3,105   ENSCO INTERNATIONAL INCORPORATED                                                                      147,053
           3,894   EOG RESOURCES INCORPORATED                                                                            279,395
           4,136   EQUITABLE RESOURCES INCORPORATED                                                                      154,645
           6,075   HALLIBURTON COMPANY                                                                                   386,674
           1,860   HANOVER COMPRESSOR COMPANY+                                                                            25,147
           1,403   KERR-MCGEE CORPORATION                                                                                121,289
           1,830   NOBLE ENERGY INCORPORATED                                                                              68,387
           5,272   OCCIDENTAL PETROLEUM CORPORATION                                                                      418,070
           1,528   QUICKSILVER RESOURCES INCORPORATED+                                                                    57,850
             584   REMINGTON OIL & GAS CORPORATION+                                                                       19,541
          18,813   REPSOL YPF SA ADR                                                                                     555,360
           2,165   ROWAN COMPANIES INCORPORATED                                                                           77,680
             746   SEACOR HOLDINGS INCORPORATED+<<                                                                        50,243
           3,460   SOUTHWESTERN ENERGY COMPANY+<<                                                                        117,882
             682   SPINNAKER EXPLORATION COMPANY+                                                                         44,514
           2,463   ST. MARY LAND & EXPLORATION COMPANY<<                                                                  87,732
             691   STONE ENERGY CORPORATION+                                                                              30,680
             688   SWIFT ENERGY COMPANY+                                                                                  31,779
           1,265   TIDEWATER INCORPORATED                                                                                 57,178
           1,202   TODCO+<<                                                                                               49,871
           7,725   TOTAL SA ADR<<                                                                                        963,230
           4,484   XTO ENERGY INCORPORATED                                                                               182,454

                                                                                                                       6,796,079
                                                                                                                    ------------
PAPER & ALLIED PRODUCTS - 0.48%
           2,142   BEMIS COMPANY INCORPORATED                                                                             59,012
           1,146   BOWATER INCORPORATED<<                                                                                 35,583
             704   GREIF INCORPORATED CLASS A                                                                             42,275

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
PAPER & ALLIED PRODUCTS (continued)
           6,267   INTERNATIONAL PAPER COMPANY                                                                      $    197,599
           5,048   KIMBERLY-CLARK CORPORATION                                                                            297,731
           3,479   MEADWESTVACO CORPORATION                                                                               97,377
             184   NEENAH PAPER INCORPORATED                                                                               5,163
           1,098   OFFICEMAX INCORPORATED                                                                                 32,040
           3,614   PACTIV CORPORATION+                                                                                    73,147
           4,491   REXAM PLC ADR<<                                                                                       199,356
           2,857   SONOCO PRODUCTS COMPANY                                                                                81,939
           1,470   TEMPLE-INLAND INCORPORATED                                                                             61,549

                                                                                                                       1,182,771
                                                                                                                    ------------
PERSONAL SERVICES - 0.14%
           1,337   ANGELICA CORPORATION                                                                                   18,491
           2,248   CINTAS CORPORATION                                                                                    100,530
             592   G & K SERVICES INCORPORATED CLASS A                                                                    22,697
           4,610   H & R BLOCK INCORPORATED                                                                              112,668
             867   REGIS CORPORATION                                                                                      34,637
           4,394   SERVICE CORPORATION INTERNATIONAL US                                                                   36,075
             500   UNIFIRST CORPORATION                                                                                   15,450

                                                                                                                         340,548
                                                                                                                    ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.16%
           1,085   AMERADA HESS CORPORATION                                                                              132,934
             790   ASHLAND INCORPORATED                                                                                   44,043
          16,952   BP PLC ADR                                                                                          1,116,120
          26,071   CHEVRONTEXACO CORPORATION                                                                           1,494,129
          16,677   CONOCOPHILLIPS                                                                                      1,009,125
          75,501   EXXON MOBIL CORPORATION                                                                             4,381,323
           1,528   FRONTIER OIL CORPORATION                                                                               57,575
             548   GIANT INDUSTRIES INCORPORATED+                                                                         29,400
             980   HEADWATERS INCORPORATED+<<                                                                             34,917
           5,145   MARATHON OIL CORPORATION                                                                              305,047
           2,930   MURPHY OIL CORPORATION                                                                                144,918
           8,489   ROYAL DUTCH SHELL PLC ADR CLASS A                                                                     523,092
           6,514   ROYAL DUTCH SHELL PLC ADR CLASS B<<                                                                   422,303
           2,370   SUNOCO INCORPORATED                                                                                   182,964
           1,283   TESORO PETROLEUM CORPORATION                                                                           70,655
           3,627   VALERO ENERGY CORPORATION                                                                             348,917

                                                                                                                      10,297,462
                                                                                                                    ------------
PRIMARY METAL INDUSTRIES - 0.80%
          11,424   ALCOA INCORPORATED                                                                                    313,132
             534   ALERIS INTERNATIONAL INCORPORATED+                                                                     17,755
           2,359   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    77,800
             738   CARPENTER TECHNOLOGY CORPORATION                                                                       48,376
             937   CHAPARRAL STEEL COMPANY+                                                                               23,425
           1,303   COMMSCOPE INCORPORATED+                                                                                26,724
             288   CURTISS-WRIGHT CORPORATION                                                                             16,877
           2,770   ENGELHARD CORPORATION                                                                                  81,715
           7,907   JOHNSON MATTHEY PLC ADR<<                                                                             341,237
          10,602   KUBOTA CORPORATION ADR                                                                                418,249
             404   LONE STAR TECHNOLOGIES INCORPORATED+                                                                   19,796
           1,150   MAVERICK TUBE CORPORATION+<<                                                                           43,757
           1,971   MUELLER INDUSTRIES INCORPORATED                                                                        53,355
             466   NS GROUP INCORPORATED+                                                                                 19,125
           2,108   NUCOR CORPORATION<<                                                                                   141,405
             611   OREGON STEEL MILLS INCORPORATED+<<                                                                     16,711
           1,996   PRECISION CASTPARTS CORPORATION                                                                       101,776
           1,121   QUANEX CORPORATION                                                                                     69,334

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
PRIMARY METAL INDUSTRIES (continued)
           1,045   STEEL DYNAMICS INCORPORATED<<                                                                    $     36,178
             755   TEXAS INDUSTRIES INCORPORATED                                                                          37,659
           1,559   UNITED STATES STEEL CORPORATION<<                                                                      74,208

                                                                                                                       1,978,594
                                                                                                                    ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.01%
           3,413   BELO CORPORATION CLASS A                                                                               74,403
             879   CONSOLIDATED GRAPHICS INCORPORATED+                                                                    44,996
             200   CSS INDUSTRIES INCORPORATED                                                                             6,672
           1,257   DOW JONES & COMPANY INCORPORATED                                                                       42,876
             680   E.W. SCRIPPS COMPANY CLASS A                                                                           31,518
           1,700   ENNIS INCORPORATED                                                                                     30,175
           3,342   GANNETT COMPANY INCORPORATED<<                                                                        205,934
             959   KNIGHT-RIDDER INCORPORATED                                                                             57,924
             260   MARTHA STEWART LIVING OMNIMEDIA INCORPORATED+<<                                                         5,231
             580   MCCLATCHY COMPANY CLASS A                                                                              35,734
           4,242   MCGRAW-HILL COMPANIES INCORPORATED                                                                    225,038
             602   MEDIA GENERAL INCORPORATED CLASS A                                                                     30,521
             963   MEREDITH CORPORATION                                                                                   49,113
           2,066   NEW YORK TIMES COMPANY CLASS A                                                                         56,815
           3,309   READER'S DIGEST ASSOCIATION INCORPORATED<<                                                             51,389
          11,672   REED ELSEVIER NV ADR<<                                                                                311,059
           3,088   RR DONNELLEY & SONS COMPANY                                                                           105,610
           5,432   TOPPAN PRINTING COMPANY LIMITED ADR<<                                                                 298,713
           3,468   TRIBUNE COMPANY                                                                                       110,872
           1,223   VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                37,204
          18,553   VIACOM INCORPORATED CLASS B+                                                                          619,670
              88   WASHINGTON POST COMPANY CLASS B                                                                        64,856

                                                                                                                       2,496,323
                                                                                                                    ------------
RAILROAD TRANSPORTATION - 0.39%
           4,995   BURLINGTON NORTHERN SANTA FE CORPORATION                                                              330,569
           3,236   CSX CORPORATION                                                                                       157,399
           5,820   NORFOLK SOUTHERN CORPORATION                                                                          257,477
           2,866   UNION PACIFIC CORPORATION                                                                             219,364

                                                                                                                         964,809
                                                                                                                    ------------
REAL ESTATE - 0.30%
          93,676   CITY DEVELOPMENTS LIMITED                                                                             457,073
             425   CONSOLIDATED-TOMOKA LAND COMPANY                                                                       27,366
           1,478   JONES LANG LASALLE INCORPORATED                                                                        73,871
             979   NEW CENTURY FINANCIAL CORPORATION<<                                                                    35,410
             727   PHH CORPORATION+                                                                                       20,981
           1,837   ST. JOE COMPANY                                                                                       121,977

                                                                                                                         736,678
                                                                                                                    ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.24%
             203   APPLIED FILMS CORPORATION+                                                                              4,066
           5,848   BRIDGESTONE CORPORATION                                                                               251,700
           1,161   COOPER TIRE & RUBBER COMPANY<<                                                                         17,078
           3,661   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                      62,713
           1,449   JARDEN CORPORATION+<<                                                                                  47,310
           1,699   SEALED AIR CORPORATION+<<                                                                              87,855
             602   TREX COMPANY INCORPORATED+                                                                             13,768
           3,036   TUPPERWARE CORPORATION                                                                                 70,041

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
           1,380   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                        $     34,459

                                                                                                                         588,990
                                                                                                                    ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.07%
           1,608   AG EDWARDS INCORPORATED                                                                                70,865
           2,473   AMERIPRISE FINANCIAL INCORPORATED                                                                     103,990
           4,250   AMERITRADE HOLDING CORPORATION+<<                                                                      99,280
           1,200   BEAR STEARNS COMPANIES INCORPORATED<<                                                                 133,188
           1,304   BKF CAPITAL GROUP INCORPORATED<<                                                                       26,928
             850   BLACKROCK INCORPORATED                                                                                 91,664
          17,943   CHARLES SCHWAB CORPORATION                                                                            273,631
             448   CHICAGO MERCANTILE EXCHANGE                                                                           158,659
           9,711   CREDIT SUISSE GROUP ADR<<                                                                             470,886
           7,675   E*TRADE FINANCIAL CORPORATION+<<                                                                      149,816
           2,246   FRANKLIN RESOURCES INCORPORATED                                                                       208,608
           1,737   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                  18,482
             951   GAMCO INVESTORS INCORPORATED CLASS A                                                                   43,080
           3,964   GOLDMAN SACHS GROUP INCORPORATED                                                                      511,197
           1,257   JEFFERIES GROUP INCORPORATED<<                                                                         55,321
             740   LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                                       407
           1,615   LEGG MASON INCORPORATED                                                                               198,080
           3,466   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                               436,716
          11,090   MERRILL LYNCH & COMPANY INCORPORATED                                                                  736,598
          13,156   MORGAN STANLEY                                                                                        737,131
          16,453   NOMURA HOLDINGS INCORPORATED ADR<<                                                                    273,942
           2,107   NUVEEN INVESTMENTS CLASS A                                                                             87,356
             711   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                  28,255
           1,272   STIFEL FINANCIAL CORPORATION+                                                                          47,624
           2,071   T. ROWE PRICE GROUP INCORPORATED                                                                      149,008

                                                                                                                       5,110,712
                                                                                                                    ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.51%
             625   CABOT MICROELECTRONICS CORPORATION+<<                                                                  19,331
          19,695   CORNING INCORPORATED+                                                                                 398,824
           2,444   GENTEX CORPORATION                                                                                     46,020
           6,924   HANSON PLC ADR                                                                                        354,509
          17,829   LAFARGE SA ADR<<                                                                                      381,541
           2,408   OWENS-ILLINOIS INCORPORATED+                                                                           52,374

                                                                                                                       1,252,599
                                                                                                                    ------------
TEXTILE MILL PRODUCTS - 0.05%
             953   MOHAWK INDUSTRIES INCORPORATED+                                                                        83,845
             642   OXFORD INDUSTRIES INCORPORATED                                                                         36,222

                                                                                                                         120,067
                                                                                                                    ------------
TOBACCO PRODUCTS - 1.11%
          23,348   ALTRIA GROUP INCORPORATED                                                                           1,699,501
           7,113   BRITISH AMERICAN TOBACCO PLC ADR<<                                                                    310,838
          16,097   FILTRONA PLC+                                                                                          75,231
           5,959   IMPERIAL TOBACCO GROUP PLC ADR<<                                                                      356,646
           1,123   LOEWS CORPORATION - CAROLINA GROUP                                                                     45,201
           1,336   REYNOLDS AMERICAN INCORPORATED<<                                                                      118,931
           2,635   UST INCORPORATED<<                                                                                    101,658
           1,791   VECTOR GROUP LIMITED<<                                                                                 33,742

                                                                                                                       2,741,748
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
TRANSPORTATION BY AIR - 0.37%
           1,000   ALASKA AIR GROUP INCORPORATED+<<                                                                 $     35,160
           2,257   AMR CORPORATION+<<                                                                                     38,121
             906   EGL INCORPORATED+<<                                                                                    33,649
           4,065   FEDEX CORPORATION                                                                                     396,825
          16,934   JAPAN AIRLINES SYSTEM ADR+<<                                                                          213,700
           1,902   JETBLUE AIRWAYS CORPORATION+<<                                                                         35,073
          10,558   SOUTHWEST AIRLINES COMPANY                                                                            174,207

                                                                                                                         926,735
                                                                                                                    ------------
TRANSPORTATION EQUIPMENT - 2.52%
           1,549   AUTOLIV INCORPORATED                                                                                   67,784
          10,146   BAE SYSTEMS PLC ADR<<                                                                                 237,718
          10,402   BOEING COMPANY                                                                                        709,312
           1,529   BRUNSWICK CORPORATION                                                                                  60,074
           4,137   DAIMLERCHRYSLER AG<<                                                                                  208,050
           2,568   DANA CORPORATION                                                                                       17,899
          34,607   FIAT SPA ADR<<                                                                                        278,932
          24,071   FORD MOTOR COMPANY                                                                                    195,697
           2,471   GENERAL DYNAMICS CORPORATION                                                                          282,435
           5,695   GENERAL MOTORS CORPORATION<<                                                                          124,721
           3,026   GENUINE PARTS COMPANY                                                                                 134,082
           1,745   GOODRICH CORPORATION                                                                                   67,217
           1,064   GREENBRIER COMPANIES INCORPORATED                                                                      28,994
             588   GROUP 1 AUTOMOTIVE INCORPORATED+                                                                       18,152
           3,995   HARLEY-DAVIDSON INCORPORATED<<                                                                        215,171
           1,299   HEICO CORPORATION<<                                                                                    29,656
          14,867   HONDA MOTOR COMPANY LIMITED ADR                                                                       415,681
          11,513   HONEYWELL INTERNATIONAL INCORPORATED                                                                  420,685
           2,542   JOHNSON CONTROLS INCORPORATED                                                                         176,542
             515   LEAR CORPORATION                                                                                       14,338
           4,504   LOCKHEED MARTIN CORPORATION                                                                           272,942
             187   MONACO COACH CORPORATION                                                                                2,773
             872   NAVISTAR INTERNATIONAL CORPORATION+                                                                    24,739
           4,396   NORTHROP GRUMMAN CORPORATION                                                                          252,199
           2,528   PACCAR INCORPORATED                                                                                   181,662
             947   POLARIS INDUSTRIES INCORPORATED<<                                                                      46,820
             816   TENNECO AUTOMOTIVE INCORPORATED+                                                                       14,174
           1,915   TEXTRON INCORPORATED                                                                                  151,094
           8,630   TOYOTA MOTOR CORPORATION ADR<<                                                                        834,952
           1,206   TRINITY INDUSTRIES INCORPORATED                                                                        50,218
             386   TRIUMPH GROUP INCORPORATED+                                                                            14,649
          12,356   UNITED TECHNOLOGIES CORPORATION                                                                       665,247
             884   WABASH NATIONAL CORPORATION<<                                                                          17,547

                                                                                                                       6,232,156
                                                                                                                    ------------
TRANSPORTATION SERVICES - 0.07%
           3,334   EXPEDIA INCORPORATED+<<                                                                                82,650
           1,490   GATX CORPORATION                                                                                       56,084
           2,037   SABRE HOLDINGS CORPORATION                                                                             46,586

                                                                                                                         185,320
                                                                                                                    ------------
WATER TRANSPORTATION - 0.12%
           3,836   CARNIVAL PLC ADR                                                                                      215,008
             801   KIRBY CORPORATION+                                                                                     42,613
             646   MARITRANS INCORPORATED                                                                                 18,663
             360   OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                                18,346

                                                                                                                         294,630
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 0.92%
           1,368   AMERISOURCEBERGEN CORPORATION                                                                    $    109,919
           1,160   BROWN-FORMAN CORPORATION CLASS B                                                                       79,762
           5,732   CARDINAL HEALTH INCORPORATED                                                                          366,562
           2,427   DEAN FOODS COMPANY+                                                                                    92,687
             577   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                          16,202
           3,917   MCKESSON CORPORATION                                                                                  197,025
           3,840   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  206,016
           2,328   NIKE INCORPORATED CLASS B                                                                             198,578
           1,325   PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                26,672
           5,315   SMURFIT-STONE CONTAINER CORPORATION+<<                                                                 67,341
           8,370   SYSCO CORPORATION                                                                                     270,518
             900   TRACTOR SUPPLY COMPANY+                                                                                48,474
           5,152   UNILEVER NV NY SHARES<<                                                                               345,081
           6,120   UNILEVER PLC ADR<<                                                                                    240,149

                                                                                                                       2,264,986
                                                                                                                    ------------
WHOLESALE TRADE-DURABLE GOODS - 0.95%
           2,059   ARROW ELECTRONICS INCORPORATED+<<                                                                      63,829
           2,807   AVNET INCORPORATED+                                                                                    63,158
             898   BORGWARNER INCORPORATED                                                                                53,880
           2,744   CYTYC CORPORATION+                                                                                     75,487
           1,702   DREW INDUSTRIES INCORPORATED+<<                                                                        51,264
           1,791   INGRAM MICRO INCORPORATED CLASS A+                                                                     33,635
           1,498   INSIGHT ENTERPRISES INCORPORATED+                                                                      31,203
           2,799   KYOCERA CORPORATION ADR                                                                               191,732
           9,288   MITSUBISHI CORPORATION ADR                                                                            381,129
           1,683   MITSUI & COMPANY LIMITED ADR                                                                          412,335
           9,511   NISSAN MOTOR COMPANY LIMITED ADR<<                                                                    195,071
           1,735   OMNICARE INCORPORATED                                                                                  98,808
           1,844   PATTERSON COMPANIES INCORPORATED+                                                                      64,429
             936   PEP BOYS-MANNY, MOE & JACK                                                                             13,432
           1,394   SCP POOL CORPORATION                                                                                   54,268
          42,357   SUMITOMO MITSUI FINANCIAL<<                                                                           400,011
           5,047   SYCAMORE NETWORKS INCORPORATED+                                                                        20,541
           1,262   TECH DATA CORPORATION+                                                                                 49,609
             302   VISTEON CORPORATION                                                                                     2,042
           1,216   W.W. GRAINGER INCORPORATED                                                                             85,400

                                                                                                                       2,341,263
                                                                                                                    ------------

TOTAL COMMON STOCKS (COST $181,326,364)                                                                              218,859,369
                                                                                                                    ------------
RIGHTS - 0.00%
           7,288   POPULAR RTS EXP: 12 19 05+(A)                                                                               0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                    ------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
US TREASURY SECURITIES - 10.21%

US TREASURY NOTES - 10.21%
$      4,955,000   US TREASURY NOTE<<                                                  2.63%      03/15/2009           4,687,316
       7,595,000   US TREASURY NOTE<<                                                  4.00       06/15/2009           7,491,161
       1,800,000   US TREASURY NOTE<<                                                  3.38       09/15/2009           1,734,961
       1,500,000   US TREASURY NOTE<<                                                  3.50       11/15/2009           1,449,784
       4,410,000   US TREASURY NOTE<<                                                  4.00       03/15/2010           4,335,581
       1,180,000   US TREASURY NOTE<<                                                  4.13       08/15/2010           1,164,513

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE  MATURITY DATE          VALUE
US TREASURY NOTES (continued)
$      4,491,000   US TREASURY NOTE<<                                                3.88%       09/15/2010         $  4,382,232

                                                                                                                      25,245,548
                                                                                                                    ------------

TOTAL US TREASURY SECURITIES (COST $25,794,664)                                                                       25,245,548
                                                                                                                    ------------

COLLATERAL FOR SECURITIES LENDING - 25.60%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.89%
       2,729,407   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              2,729,407
       1,946,588   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     1,946,588

                                                                                                                       4,675,995
                                                                                                                    ------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS - 23.71%
$      3,000,000   AQUIFER FUNDING LIMITED                                           4.03        12/06/2005            2,998,320
       2,000,000   ATOMIUM FUNDING CORPORATION                                       4.09        12/14/2005            1,997,060
       5,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $5,000,571)                                       4.11        12/01/2005            5,000,000
       3,000,000   BUCKINGHAM CDO LLC                                                4.04        12/02/2005            2,999,670
       3,000,000   CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                     4.07        12/07/2005            3,000,000
       3,000,000   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                  4.05        12/06/2005            2,998,320
       3,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                4.11        05/04/2006            2,989,770
       3,000,000   EUREKA SECURITIZATION INCORPORATED                                3.94        12/07/2005            2,997,990
      10,675,000   GOLDMAN SACHS REPURCHASE AGREEMENT
                   (MATURITY VALUE $10,676,201)                                      4.05        12/01/2005           10,675,000
       2,000,000   ING USA ANNUITY & LIFE INSURANCE+/-                               4.22        06/06/2006            2,000,000
       3,000,000   KLIO FUNDING CORPORATION                                          4.13        12/19/2005            2,993,820
       3,000,000   KLIO II FUNDING CORPORATION                                       4.02        12/01/2005            3,000,000
       1,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                          4.11        03/16/2006            1,000,000
       3,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN+/-                            4.04        05/26/2006            3,000,420
       2,000,000   LIQUID FUNDING LIMITED+/-                                         4.06        12/19/2005            2,000,000
       3,000,000   MORGAN STANLEY+/-                                                 4.14        01/13/2006            3,000,000
       3,000,000   NATEXIS BANQUE POPULAIRES                                         4.06        02/01/2006            3,000,000
       1,000,000   PREMIUM ASSET TRUST SERIES 2001-2+/-                              4.35        03/28/2006            1,000,850
       2,000,000   WHITE PINE FINANCE LLC SERIES MTN+/-                              4.04        06/12/2006            2,000,320

                                                                                                                      58,651,540
                                                                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $63,272,631)                                                          63,327,535
                                                                                                                    ------------
SHORT-TERM INVESTMENTS - 1.25%

US TREASURY BILLS - 1.25%
       1,444,000   US TREASURY BILL<<^                                               3.74         12/08/2005           1,442,950
          90,000   US TREASURY BILL                                                  3.76         12/08/2005              89,934
       1,481,000   US TREASURY BILL<<^                                               3.78         12/08/2005           1,479,911
          36,000   US TREASURY BILL<<^                                               3.81         12/08/2005              35,973
          32,000   US TREASURY BILL<<^                                               3.85         12/08/2005              31,976
          10,000   US TREASURY BILL<<^                                               3.86         12/08/2005               9,993

                                                                                                                       3,090,737
                                                                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,090,737)                                                                         3,090,737
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS             NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $273,484,396)*                                     125.53%                                                    $310,523,189

OTHER ASSETS AND LIABILITIES, NET                        (25.53)                                                     (63,150,473)
                                                        -------                                                     ------------

TOTAL NET ASSETS                                         100.00%                                                    $247,372,716
                                                        -------                                                     ------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.


(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $1,638,323. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.23% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Outlook Today Fund, Wells Fargo Advantage Outlook 2010 Fund, Wells Fargo Advantage Outlook 2020 Fund, Wells Fargo Advantage Outlook 2030 Fund, and Wells Fargo Advantage Outlook 2040 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 25, 2006


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Outlook Today Fund, Wells Fargo Advantage Outlook 2010 Fund, Wells Fargo Advantage Outlook 2020 Fund, Wells Fargo Advantage Outlook 2030 Fund, and Wells Fargo Advantage Outlook 2040 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 25, 2006


/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Wells Fargo Funds Trust


                                            By:      /s/ Karla M. Rabusch

                                                     Karla M. Rabusch
                                                     President


                                            By:      /s/ Stacie D. DeAngelo

                                                     Stacie D. DeAngelo
                                                     Treasurer

Date:  January 25, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            Wells Fargo Funds Trust


                                            By:      /s/ Karla M. Rabusch

                                                     Karla M. Rabusch
                                                     President


                                            By:      /s/ Stacie D. DeAngelo

                                                     Stacie D. DeAngelo
                                                     Treasurer

Date: January 25, 2006